UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund

Fidelity Intermediate
Government Income Fund

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Ginnie Mae Fund	.45%
Actual		$ 1,000.00	$ 1,045.30	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Intermediate Government Income Fund	.45%
Actual		$ 1,000.00	$ 1,007.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	9.69%	5.58%	6.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on July 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital GNMA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from William Irving, Portfolio Manager of Fidelity® Ginnie Mae Fund: For the year, the fund returned 9.69%, matching exactly the return of the Barclays Capital GNMA Index. Overall, GNMA securities performed quite well, as investors sought out government-guaranteed securities for the majority of the period. After underperforming Treasuries during the first half of the period, GNMAs outpaced them in the second half, bolstered by various government programs designed to stabilize the financial and housing markets. My preference for securities that offered a measure of protection against prepayments caused the fund to underperform the index early on. More recently, that same strategy boosted the fund's relative performance. Specifically, I invested outside of the index in collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage securities (ARMs). CMOs are securities whose cash flows are carved out into classes - generally known as "tranches" - each with its own expected maturity and cash flow pattern. Hybrid ARMs are backed by 30-year amortizing loans that give homeowners a relatively low fixed interest rate for an initial period and then convert to an ARM, with the interest rate resetting every six or 12 months. I also favored securities backed by "seasoned" mortgages - those that have not been refinanced when the borrowers were presented with opportunities to do so at attractive interest rates - and higher-coupon issues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ginnie Mae Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	1.8	1.4
4 - 4.99%	12.2	8.4
5 - 5.99%	44.8	50.9
6 - 6.99%	29.2	33.4
7 - 7.99%	1.6	2.6
8% and over	0.8	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2009
6 months ago
Years	4.5	3.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	2.5	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009* A		As of January 31, 2009** B
	Mortgage Securities 111.6%		Mortgage Securities 108.5%
	CMOs and Other Mortgage Related Securities 9.0%		CMOs and Other Mortgage Related Securities 12.6%
	Short-Term Investments and Net Other Assets † (20.6)%		Short-Term Investments and Net Other Assets † (21.1)%
* GNMA Securities	113.3%	** GNMA Securities	101.7%
A Futures and Swaps	(0.4)%	B Futures and Swaps	(3.6)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Ginnie Mae Fund

Investments July 31, 2009

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 111.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.7%
3.206% 4/1/36 (e)	$ 1,551	$ 1,590
3.29% 10/1/33 (e)	95	97
3.388% 9/1/33 (e)	1,934	1,976
3.505% 10/1/33 (e)	1,896	1,927
3.613% 5/1/35 (e)	46,020	46,869
3.654% 6/1/34 (e)	5,317	5,416
3.715% 2/1/33 (e)	265	271
3.806% 5/1/34 (e)	2,299	2,362
3.828% 7/1/35 (e)	14,988	15,353
3.867% 8/1/34 (e)	1,361	1,395
3.963% 1/1/35 (e)	4,205	4,303
4.046% 3/1/35 (e)	52	53
4.155% 9/1/35 (e)	7,444	7,680
4.209% 11/1/36 (e)	1,232	1,275
4.249% 11/1/34 (e)	7,542	7,736
4.25% 7/1/34 (e)	125	129
4.253% 3/1/37 (e)	9,714	10,050
4.274% 7/1/35 (e)	1,065	1,098
4.274% 11/1/36 (e)	3,214	3,310
4.285% 11/1/36 (e)	2,720	2,794
4.287% 11/1/34 (e)	37,583	38,480
4.29% 3/1/33 (e)	126	130
4.299% 7/1/36 (e)	580	594
4.344% 10/1/33 (e)	4,146	4,275
4.421% 7/1/34 (e)	1,986	2,051
4.421% 7/1/35 (e)	120	123
4.442% 7/1/35 (e)	6,525	6,726
4.489% 10/1/35 (e)	10,665	11,012
4.534% 10/1/33 (e)	223	228
4.592% 8/1/35 (e)	1,321	1,365
4.621% 4/1/35 (e)	287	294
4.649% 10/1/35 (e)	15,933	16,486
4.652% 10/1/35 (e)	4,479	4,615
4.673% 8/1/35 (e)	3,178	3,332
4.717% 11/1/35 (e)	20,783	21,694
4.727% 9/1/35 (e)	1,310	1,362
4.74% 2/1/36 (e)	3,393	3,507
4.744% 2/1/34 (e)	76	79
4.746% 2/1/35 (e)	15,920	16,383
4.813% 3/1/35 (e)	10,600	10,939
4.815% 10/1/34 (e)	2,660	2,714
4.82% 9/1/36 (e)	2,026	2,102
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.843% 3/1/33 (e)	$ 629	$ 646
4.875% 9/1/34 (e)	412	426
4.907% 5/1/35 (e)	2,127	2,197
4.91% 1/1/35 (e)	970	999
4.996% 4/1/35 (e)	3,986	4,100
5.058% 9/1/34 (e)	263	269
5.185% 3/1/35 (e)	183	188
5.301% 12/1/34 (e)	353	361
5.492% 9/1/34 (e)	1,452	1,532
5.498% 6/1/47 (e)	722	752
5.5% 11/1/13 to 3/1/20	10,125	10,739
5.758% 4/1/36 (e)	3,886	4,119
5.848% 3/1/36 (e)	3,178	3,371
6.398% 7/1/36 (e)	6,471	6,834
6.5% 10/1/17 to 12/1/24	3,030	3,259
7% 11/1/16 to 3/1/17	1,333	1,433
7.5% 11/1/09 to 4/1/17	803	860
8.5% 12/1/27	180	201
9.5% 9/1/30	16	18
10.25% 10/1/18	7	8
11.5% 5/1/14 to 7/1/15	18	20
12.5% 7/1/14 to 7/1/16	37	41
13.25% 9/1/11	17	18
		306,566
Freddie Mac - 1.7%
2.88% 6/1/33 (e)	1,239	1,262
2.997% 5/1/35 (e)	2,536	2,597
3.096% 6/1/33 (e)	3,507	3,599
3.756% 10/1/35 (e)	4,487	4,631
4.323% 3/1/34 (e)	3,845	3,961
4.411% 6/1/33 (e)	3,320	3,436
4.448% 1/1/35 (e)	3,242	3,334
4.489% 7/1/35 (e)	1,552	1,591
4.494% 5/1/35 (e)	596	618
4.707% 11/1/35 (e)	1,608	1,657
4.709% 10/1/35 (e)	1,749	1,814
4.718% 7/1/36 (e)	3,048	3,118
4.759% 9/1/36 (e)	29,068	30,304
4.819% 5/1/35 (e)	2,506	2,611
4.849% 1/1/35 (e)	3,301	3,405
4.856% 3/1/35 (e)	5,313	5,462
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.027% 10/1/36 (e)	$ 1,547	$ 1,614
5.049% 12/1/35 (e)	13,090	13,682
5.161% 10/1/33 (e)	2,447	2,510
5.203% 12/1/35 (e)	1,717	1,798
5.309% 3/1/33 (e)	49	50
5.375% 8/1/34 (e)	524	535
5.446% 3/1/37 (e)	558	575
5.5% 11/1/17 to 1/1/25	9,003	9,421
5.621% 4/1/36 (e)	1,606	1,679
5.807% 11/1/36 (e)	5,859	6,158
5.846% 5/1/37 (e)	543	566
8.5% 5/1/17 to 6/1/25	40	44
9% 1/1/17 to 4/1/21	22	24
9.5% 7/1/30	70	80
10% 8/1/10 to 7/1/19	143	158
10.25% 11/1/09 to 11/1/16	11	12
11.25% 2/1/10	0*	0*
12% 5/1/10 to 6/1/15	35	39
12.5% 11/1/12 to 5/1/15	34	38
13% 5/1/14 to 11/1/14	6	7
13.5% 9/1/14 to 12/1/14	3	4
		112,394
Government National Mortgage Association - 105.2%
2.625% 3/20/35 (e)	619	634
3.5% 3/20/34	969	937
3.625% 4/20/35 (e)	463	475
3.625% 4/20/35 (e)	6,854	7,041
3.625% 5/20/35 (e)	1,467	1,507
3.625% 5/20/35 (e)	7,743	7,954
3.625% 6/20/35 (e)	1,254	1,287
3.75% 4/20/34 (e)	13,110	13,483
3.75% 10/20/35 (e)	2,845	2,932
4% 11/20/33	1,288	1,264
4.25% 7/20/34 (e)	566	585
4.25% 7/20/34 (e)	1,791	1,856
4.5% 7/20/33 to 7/20/39	641,141	646,892
4.5% 9/20/34 (e)	2,462	2,547
4.5% 6/20/35 (e)	2,117	2,188
4.5% 8/20/39 (a)	8,000	8,070
4.5% 8/20/39 (a)	82,000	82,714
4.5% 8/20/39 (a)	70,000	70,609
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.625% 5/20/34 (e)	$ 813	$ 860
5% 8/15/18 to 5/15/39 (d)	546,126	564,227
5% 8/1/39 (a)	74,000	75,960
5% 8/1/39 (a)	2,000	2,053
5% 8/1/39 (a)(b)	146,000	150,017
5% 8/20/39 (a)	24,000	24,636
5% 8/20/39 (a)	44,000	45,165
5% 8/20/39 (a)	16,400	16,851
5% 8/20/39 (a)	73,000	75,009
5% 8/20/39 (a)	50,000	51,376
5% 8/20/39 (a)	29,000	29,798
5% 8/20/39 (a)	115,000	118,164
5% 8/20/39 (a)	73,000	75,009
5% 8/20/39 (a)	2,000	2,053
5% 8/20/39 (a)	2,000	2,053
5% 8/20/39 (a)	3,000	3,079
5% 8/20/39 (a)	3,000	3,079
5% 8/20/39 (a)	8,000	8,220
5% 9/21/39 (a)(b)	146,000	149,407
5.5% 12/20/18 to 5/15/39 (b)	1,372,679	1,436,698
5.5% 8/20/38 (e)	12,340	12,849
5.5% 8/1/39 (a)	83,000	86,320
5.5% 8/1/39 (a)	10,000	10,400
5.5% 8/1/39 (a)	9,000	9,360
5.5% 8/20/39 (a)(b)	430,000	447,200
5.5% 8/20/39 (a)	7,000	7,280
5.5% 8/20/39 (a)	7,000	7,280
5.5% 8/20/39 (a)	3,000	3,120
5.5% 8/20/39 (a)	3,000	3,120
5.5% 8/20/39 (a)	5,000	5,200
5.5% 8/20/39 (a)(b)	5,000	5,200
5.5% 8/20/39 (a)	3,000	3,120
5.5% 8/20/39 (a)	11,000	11,440
5.5% 8/20/39 (a)(b)	200,000	207,996
5.75% 8/20/35 (e)	214	225
6% 8/15/17 to 5/15/39	1,316,784	1,396,518
6% 8/1/39 (a)	4,000	4,199
6% 8/1/39 (a)	4,000	4,199
6% 8/1/39 (a)	3,000	3,149
6% 8/20/39 (a)(b)	60,000	62,978
6% 8/20/39 (a)	6,000	6,298
6% 8/20/39 (a)(b)	48,000	50,389
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 8/20/39 (a)	$ 16,000	$ 16,796
6% 8/20/39 (a)(b)	28,000	29,393
6% 8/20/39 (a)	28,000	29,393
6% 8/20/39 (a)(b)	43,000	45,140
6% 8/20/39 (a)(b)	14,000	14,697
6% 8/20/39 (a)	24,000	25,194
6% 8/20/39 (a)(b)	2,000	2,100
6% 8/20/39 (a)(b)	3,000	3,149
6% 8/20/39 (a)(b)	4,000	4,199
6% 8/20/39 (a)(b)	4,000	4,199
6% 8/20/39 (a)(b)	76,000	79,772
6.45% 10/15/31 to 11/15/32	1,609	1,736
6.5% 4/15/23 to 1/20/39	430,601	463,009
6.5% 8/20/39 (a)	35,000	37,253
7% 10/20/16 to 9/20/34	79,017	85,890
7.25% 9/15/27	134	147
7.395% 6/20/25 to 11/20/27	1,420	1,552
7.5% 5/15/17 to 9/20/32	31,969	34,947
8% 8/15/18 to 7/15/32	8,230	9,059
8.5% 9/15/09 to 2/15/31	2,539	2,808
9% 3/15/10 to 5/15/30	1,225	1,380
9.5% 12/20/15 to 4/20/17	390	435
10.5% 1/15/14 to 10/15/18	469	530
13% 2/15/11 to 1/15/15	75	85
13.5% 7/15/10 to 1/15/15	8	9
		6,927,401
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,199,858)		7,346,361
Collateralized Mortgage Obligations - 8.8%

U.S. Government Agency - 8.8%
Fannie Mae:
floater Series 2007-95 Class A1, 0.535% 8/27/36 (e)	15,080	13,930
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	2,822	221
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,767	1,849
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (f)	2,015	319
Series 339 Class 5, 5.5% 7/1/33 (f)	3,175	389
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 343 Class 16, 5.5% 5/1/34 (f)	$ 2,350	$ 278
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.5881% 4/15/17 (e)	1,596	1,600
Series 3094 Class UF, 0% 9/15/34 (e)	729	674
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	2,945	3,288
Series 40 Class K, 6.5% 8/17/24	1,234	1,333
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	5,412	5,933
Series 2601 Class TI, 5.5% 10/15/22 (f)	11,263	954
Series 2957 Class SW, 5.7119% 4/15/35 (e)(f)	9,271	719
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	43,175	45,502
Class ZJ, 6% 10/20/32	25,957	27,706
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.6388% 5/20/31 (e)	509	509
Series 2002-41 Class HF, 0.6875% 6/16/32 (e)	579	578
Series 2007-22 Class TC, 0% 4/20/37 (e)	857	869
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	12,712	13,534
Series 1994-4 Class KQ, 7.9875% 7/16/24	798	895
Series 2000-26 Class PK, 7.5% 9/20/30	2,192	2,348
Series 2002-50 Class PE, 6% 7/20/32	17,485	18,551
Series 2003-31 Class PI, 5.5% 4/16/30 (f)	708	8
Series 2003-70 Class LE, 5% 7/20/32	44,000	45,070
Series 2004-19:
Class DJ, 4.5% 3/20/34	1,494	1,534
Class DP, 5.5% 3/20/34	3,895	4,121
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	24,354
Series 2004-98 Class IG, 5.5% 2/20/30 (f)	2,581	39
Series 2005-17 Class IA, 5.5% 8/20/33 (f)	4,620	167
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,673
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,000
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,847
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,919
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,468
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	$ 531	$ 585
Series 2001-40 Class Z, 6% 8/20/31	6,240	6,653
Series 2001-49 Class Z, 7% 10/16/31	2,710	2,953
Series 2002-18 Class ZB, 6% 3/20/32	6,080	6,472
Series 2002-29:
Class SK, 8.25% 5/20/32 (e)(g)	269	288
Class Z, 6.5% 5/16/32	9,009	9,742
Series 2002-33 Class ZJ, 6.5% 5/20/32	5,343	5,757
Series 2002-42 Class ZA, 6% 6/20/32	3,960	4,215
Series 2002-43 Class Z, 6.5% 6/20/32	9,586	10,324
Series 2002-45 Class Z, 6% 6/20/32	2,235	2,373
Series 2002-49 Class ZA, 6.5% 7/20/32	34,120	36,789
Series 2002-67 Class ZA, 6% 9/20/32	90,881	96,834
Series 2003-7 Class VP, 6% 11/20/13	1,679	1,682
Series 2003-75 Class ZA, 5.5% 9/20/33	6,886	7,127
Series 2004-65 Class VE, 5.5% 7/20/15	3,686	3,904
Series 2004-86 Class G, 6% 10/20/34	6,273	7,190
Series 2005-28 Class AJ, 5.5% 4/20/35	28,778	30,062
Series 2005-47 Class ZY, 6% 6/20/35	5,107	5,827
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,030
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,602
Series 1995-6 Class Z, 7% 9/20/25	1,655	1,748
Series 2003-11 Class S, 6.2625% 2/16/33 (e)(f)(g)	7,786	801
Series 2003-92 Class SN, 6.1425% 10/16/33 (e)(f)	23,068	2,211
Series 2004-32 Class GS, 6.2125% 5/16/34 (e)(f)(g)	2,157	293
Series 2004-34 Class SA, 6.3113% 5/20/34 (e)(f)	20,604	2,279
Series 2005-6 Class EY, 5.5% 11/20/33 (c)	1,016	1,045
Series 2006-13 Class DS, 10.6669% 3/20/36 (e)(g)	37,337	36,848
Series 2007-18 Class S, 6.5125% 4/16/37 (e)(f)(g)	36,300	4,422
Series 2007-35 Class SC, 38.475% 6/16/37 (e)(g)	12,201	17,390
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $547,276)		580,625
Commercial Mortgage Securities - 0.2%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.8102% 1/17/38 (e)(f)	6,856	120
Series 1998-M4 Class N, 0.9619% 2/25/35 (e)(f)	2,793	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.9854% 9/16/41 (e)(f)	$ 115,093	$ 1,777
Series 2001-12 Class X, 0.7292% 7/16/40 (e)(f)	32,181	395
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.7974% 9/16/42 (e)(f)	117,051	3,247
Series 2002-62 Class IO, 1.2968% 8/16/42 (e)(f)	65,981	1,640
Series 2002-85 Class X, 1.7066% 3/16/42 (e)(f)	60,489	3,499
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,854)		10,692
Cash Equivalents - 12.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $842,963)	842,977	842,963
TOTAL INVESTMENT PORTFOLIO - 133.4% (Cost $8,613,951)		8,780,641
NET OTHER ASSETS - (33.4)%		(2,198,988)
NET ASSETS - 100%		$ 6,581,653
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
34 CBOT 2 Year U.S. Treasury Notes Index Contracts	Oct. 2009	$ 28,155	$ 6

The face value of futures sold as a percentage of net assets - 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.695% with Credit Suisse First Boston	Oct. 2010	$ 26,000	$ (744)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $170,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $554,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$842,963,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 37,948
Barclays Capital, Inc.	146,982
Credit Suisse Securities (USA) LLC	38,559
Deutsche Bank Securities, Inc.	123,465
HSBC Securities (USA), Inc.	160,625
ING Financial Markets LLC	176,377
J.P. Morgan Securities, Inc.	26,724
Mizuho Securities USA, Inc.	29,396
Morgan Stanley & Co., Inc.	29,396
Societe Generale, New York Branch	73,491
$ 842,963
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 842,963	$ -	$ 842,963	$ -
Collateralized Mortgage Obligations	580,625	-	566,695	13,930
Commercial Mortgage Securities	10,692	-	10,692	-
U.S. Government Agency - Mortgage Securities	7,346,361	-	7,346,361	-
Total Investments in Securities:	$ 8,780,641	$ -	$ 8,766,711	$ 13,930
Derivative Instruments:
Assets
Futures Contracts	$ 6	$ 6	$ -	$ -
Liabilities
Swap Agreements	$ (744)	$ -	$ (744)	$ -
Total Derivative Instruments:	$ (738)	$ 6	$ (744)	$ -
Other Financial Instruments:
Forward Commitments	$ (7,117)	$ -	$ (7,117)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 9,063
Total Realized Gain (Loss)	3
Total Unrealized Gain (Loss)	2,567
Cost of Purchases	-
Proceeds of Sales	(10,704)
Amortization/Accretion	(4,825)
Transfers in/out of Level 3	17,826
Ending Balance	$ 13,930
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (975)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 6	$ -
Swap Agreements (b)	-	(744)
Total Value of Derivatives	$ 6	$ (744)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $842,963) - See accompanying schedule: Unaffiliated issuers (cost $8,613,951)		$ 8,780,641
Commitment to sell securities on a delayed delivery basis	$ (1,040,296)
Receivable for securities sold on a delayed delivery basis	1,033,179	(7,117)
Cash		1
Receivable for investments sold Regular delivery		2,140
Delayed delivery		517
Receivable for fund shares sold		20,966
Interest receivable		31,403
Other receivables		1,296
Total assets		8,829,847

Liabilities
Payable for investments purchased Regular delivery	$ 17,630
Delayed delivery	2,213,820
Payable for fund shares redeemed	9,783
Distributions payable	2,468
Unrealized depreciation on swap agreements	744
Accrued management fee	1,698
Payable for daily variation on futures contracts	49
Other affiliated payables	705
Other payables and accrued expenses	1,297
Total liabilities		2,248,194

Net Assets		$ 6,581,653
Net Assets consist of:
Paid in capital		$ 6,452,400
Distributions in excess of net investment income		(26,121)
Accumulated undistributed net realized gain (loss) on investments		(3,461)
Net unrealized appreciation (depreciation) on investments		158,835
Net Assets, for 578,691 shares outstanding		$ 6,581,653
Net Asset Value, offering price and redemption price per share ($6,581,653 ÷ 578,691 shares)		$ 11.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Interest		$ 237,219

Expenses
Management fee	$ 15,413
Transfer agent fees	4,825
Fund wide operations fee	1,459
Independent trustees' compensation	17
Miscellaneous	22
Total expenses before reductions	21,736
Expense reductions	(2)	21,734
Net investment income		215,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,160
Futures contracts	(1,817)
Swap agreements	(10,594)
Total net realized gain (loss)		37,749
Change in net unrealized appreciation (depreciation) on: Investment securities	181,473
Futures contracts	94
Swap agreements	3,140
Delayed delivery commitments	(7,066)
Total change in net unrealized appreciation (depreciation)		177,641
Net gain (loss)		215,390
Net increase (decrease) in net assets resulting from operations		$ 430,875

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 215,485	$ 162,453
Net realized gain (loss)	37,749	16,810
Change in net unrealized appreciation (depreciation)	177,641	45,848
Net increase (decrease) in net assets resulting from operations	430,875	225,111
Distributions to shareholders from net investment income	(222,729)	(165,414)
Share transactions Proceeds from sales of shares	4,570,675	794,966
Reinvestment of distributions	196,614	146,424
Cost of shares redeemed	(1,874,230)	(692,940)
Net increase (decrease) in net assets resulting from share transactions	2,893,059	248,450
Total increase (decrease) in net assets	3,101,205	308,147

Net Assets
Beginning of period	3,480,448	3,172,301
End of period (including distributions in excess of net investment income of $26,121 and distributions in excess of net investment income of $14,848, respectively)	$ 6,581,653	$ 3,480,448
Other Information Shares
Sold	408,345	72,697
Issued in reinvestment of distributions	17,617	13,412
Redeemed	(167,834)	(63,680)
Net increase (decrease)	258,128	22,429

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.64	$ 10.62	$ 11.00	$ 11.00
Income from Investment Operations
Net investment income B	.497	.534	.537	.497	.443
Net realized and unrealized gain (loss)	.533	.230	.017	(.315)	.004
Total from investment operations	1.030	.764	.554	.182	.447
Distributions from net investment income	(.520)	(.544)	(.534)	(.542)	(.447)
Distributions from net realized gain	-	-	-	(.020)	-
Total distributions	(.520)	(.544)	(.534)	(.562)	(.447)
Net asset value, end of period	$ 11.37	$ 10.86	$ 10.64	$ 10.62	$ 11.00
Total Return A	9.69%	7.27%	5.29%	1.70%	4.11%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.57%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.57%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.57%
Net investment income	4.47%	4.90%	5.01%	4.61%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 6,582	$ 3,480	$ 3,172	$ 3,365	$ 4,033
Portfolio turnover rate	464%	227%	165%	183%	160%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income Fund	6.98%	4.92%	5.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from William Irving, Portfolio Manager of Fidelity® Intermediate Government Income Fund: For the year, the fund returned 6.98% and the Barclays Capital U.S. Intermediate Government Bond Index gained 6.32%. Contributing to the fund's outperformance was its out-of-index weighting in mortgage-backed securities issued by government agencies. They recovered strongly in the second half of the period thanks to various government programs designed to shore up the housing market. Within the mortgage sector, security selection generally was favorable, with my focus on out-of-benchmark prepayment-resistant collateralized mortgage obligations and hybrid adjustable-rate mortgage securities aiding performance. Small out-of-benchmark investments in Treasury Inflation-Protected Securities (TIPS) also helped, as they outpaced conventional Treasuries during the time when I had the most exposure to them. Another plus was security selection among conventional Treasury securities, with my preference for "off-the-run" securities bolstering performance. I bought these older issues at what I viewed as very cheap levels relative to newly issued "on-the-run" Treasuries, and they outperformed when the financial markets stabilized. The main disappointment during the period was that I didn't sell some Treasury bonds in December because, in hindsight, it's clear that they had become grossly overvalued at that point.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	17.6	13.0
2 - 2.99%	20.4	11.9
3 - 3.99%	24.0	20.4
4 - 4.99%	19.2	21.4
5 - 5.99%	11.4	10.5
6 - 6.99%	2.8	4.0
7% and over	1.5	5.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2009
6 months ago
Years	4.4	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	3.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Mortgage Securities 12.4%		Mortgage Securities 18.3%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 5.9%
	U.S. Treasury Obligations 53.2%		U.S. Treasury Obligations 45.5%
	U.S. Government Agency Obligations † 29.6%		U.S. Government Agency Obligations 28.7%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 1.6%
* Futures and Swaps	1.6%	** Futures and Swaps	6.3%
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 82.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 22.9%
Fannie Mae:
1.375% 4/28/11	$ 14,350	$ 14,418
1.75% 3/23/11	15,240	15,405
1.75% 8/10/12	4,140	4,128
2.5% 5/15/14	14,615	14,428
2.75% 3/13/14	20,740	20,774
2.875% 10/12/10	14,080	14,436
3.25% 8/12/10	9,973	10,237
4.75% 11/19/12	16,010	17,416
4.875% 5/18/12	3,510	3,811
5% 2/16/12	13,800	14,973
6% 5/15/11	8,545	9,275
Federal Home Loan Bank:
1.625% 7/27/11	16,790	16,919
2.25% 4/13/12	12,000	12,157
3.625% 10/18/13 (b)	35,085	36,572
Freddie Mac:
1.625% 4/26/11	9,403	9,486
1.75% 6/15/12	10,711	10,688
2.125% 3/23/12	6,200	6,270
2.5% 4/23/14	22,240	22,047
4.125% 7/12/10	1,300	1,344
4.875% 11/15/13	650	712
4.875% 6/13/18	8,073	8,772
5% 2/16/17	7,000	7,672
5.125% 4/18/11	2,000	2,135
5.125% 11/17/17	34,395	37,896
5.25% 7/18/11	12,000	12,934
5.5% 8/23/17	3,907	4,407
6.875% 9/15/10	2,000	2,137
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	5,809	5,953
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,751
5.66% 9/15/11 (c)	9,000	9,797
5.685% 5/15/12	3,915	4,326
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24 (Cost $597)	597	629
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	$ 2,190	$ 2,251
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		358,156
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	9,784	9,525
1.875% 7/15/19	15,022	15,285
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		24,810
U.S. Treasury Obligations - 51.6%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,172
U.S. Treasury Notes:
0.875% 3/31/11	2,300	2,297
1% 7/31/11	85,277	85,062
1.25% 11/30/10	2,611	2,629
1.5% 7/15/12	5,470	5,455
1.5% 12/31/13	7,659	7,405
1.875% 6/15/12 (b)	15,096	15,229
1.875% 2/28/14	320	313
1.875% 4/30/14	3,310	3,224
2% 9/30/10	3,523	3,581
2% 11/30/13	8,817	8,721
2.25% 5/31/14	20,325	20,101
2.625% 6/30/14	20,000	20,106
2.625% 4/30/16	50,740	49,281
2.75% 2/28/13	23,958	24,680
2.75% 10/31/13	61,000	62,296
2.75% 2/15/19	20,405	19,169
2.875% 1/31/13	7,180	7,427
3.125% 8/31/13	29,785	30,930
3.125% 9/30/13	54,650	56,712
3.125% 5/15/19	12,386	12,003
3.25% 7/31/16	31,626	31,824
3.375% 6/30/13	26,378	27,687
3.375% 7/31/13	24,100	25,305
3.5% 2/15/18	12,990	13,083
3.625% 5/15/13	2,000	2,118
3.75% 11/15/18	5,261	5,367
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 10/31/12	$ 69,161	$ 73,932
3.875% 5/15/18	2,578	2,663
4% 11/15/12	70,099	75,137
4% 8/15/18	13,945	14,508
4.25% 11/15/14	3,620	3,906
4.25% 11/15/17	6,260	6,657
4.5% 5/15/17	19,369	20,999
4.625% 7/31/12	3,985	4,340
4.625% 2/15/17	14,625	15,985
4.75% 8/15/17	23,339	25,689
TOTAL U.S. TREASURY OBLIGATIONS		805,993
Other Government Related - 6.7%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (d)	1,493	1,502
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	4,660	4,673
1.875% 5/7/12 (FDIC Guaranteed) (d)	22,000	21,962
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (d)	10,000	10,051
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,480	8,512
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	15,000	15,148
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	5,240	5,294
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	36,180	37,543
TOTAL OTHER GOVERNMENT RELATED		104,685
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,287,941)		1,293,644
U.S. Government Agency - Mortgage Securities - 12.4%

Fannie Mae - 7.3%
3.14% 7/1/35 (e)	215	220
3.206% 4/1/36 (e)	636	652
3.283% 3/1/35 (e)	39	40
3.29% 10/1/33 (e)	21	21
3.384% 5/1/35 (e)	157	160
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.613% 5/1/35 (e)	$ 7,354	$ 7,490
3.715% 2/1/33 (e)	56	57
3.806% 5/1/34 (e)	500	513
3.828% 7/1/35 (e)	1,431	1,466
4% 9/1/13 to 5/1/20	2,016	2,085
4.046% 3/1/35 (e)	11	11
4.209% 11/1/36 (e)	339	351
4.25% 7/1/34 (e)	28	28
4.253% 3/1/37 (e)	4,438	4,592
4.263% 8/1/35 (e)	1,081	1,107
4.274% 7/1/35 (e)	221	228
4.275% 6/1/36 (e)	54	56
4.285% 7/1/33 (e)	10,387	10,735
4.299% 3/1/33 (e)	31	31
4.299% 7/1/36 (e)	206	211
4.344% 10/1/33 (e)	347	358
4.421% 7/1/35 (e)	26	27
4.425% 3/1/35 (e)	118	122
4.456% 10/1/35 (e)	111	113
4.462% 2/1/35 (e)	2,730	2,819
4.489% 10/1/35 (e)	1,125	1,161
4.533% 11/1/33 (e)	124	130
4.534% 10/1/33 (e)	46	47
4.597% 7/1/35 (e)	1,082	1,122
4.621% 4/1/35 (e)	704	723
4.643% 7/1/35 (e)	62	64
4.649% 10/1/35 (e)	1,237	1,280
4.652% 10/1/35 (e)	1,056	1,088
4.673% 8/1/35 (e)	720	756
4.717% 11/1/35 (e)	396	413
4.727% 9/1/35 (e)	395	411
4.74% 2/1/36 (e)	778	804
4.744% 2/1/34 (e)	17	18
4.787% 7/1/35 (e)	297	307
4.843% 3/1/33 (e)	144	148
4.895% 2/1/36 (e)	875	908
4.91% 1/1/35 (e)	221	227
4.925% 7/1/35 (e)	703	726
4.955% 11/1/36 (e)	336	348
4.988% 2/1/34 (e)	455	475
4.996% 4/1/35 (e)	695	715
5% 2/1/16 to 4/1/22	416	434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.003% 4/1/36 (e)	$ 377	$ 397
5.006% 12/1/32 (e)	419	430
5.006% 10/1/35 (e)	406	421
5.058% 9/1/34 (e)	53	54
5.125% 10/1/35 (e)	1,938	2,026
5.128% 7/1/35 (e)	369	384
5.152% 8/1/34 (e)	414	427
5.185% 3/1/35 (e)	41	42
5.301% 12/1/34 (e)	71	72
5.344% 2/1/37 (e)	211	218
5.369% 2/1/37 (e)	896	930
5.493% 2/1/37 (e)	1,272	1,329
5.498% 6/1/47 (e)	158	165
5.5% 7/1/11 to 6/1/20	20,425	21,671
5.512% 4/1/36 (e)	10,054	10,551
5.598% 7/1/36 (e)	6,943	7,292
5.626% 4/1/36 (e)	873	917
5.633% 2/1/36 (e)	219	230
5.773% 3/1/36 (e)	1,636	1,716
5.804% 9/1/36 (e)	352	362
5.863% 5/1/36 (e)	212	222
5.883% 12/1/36 (e)	332	351
5.992% 4/1/36 (e)	3,558	3,763
6% 5/1/12 to 3/1/31	10,516	11,195
6.106% 4/1/36 (e)	322	342
6.22% 3/1/37 (e)	119	126
6.5% 6/1/16 to 7/1/32	1,386	1,484
7% 3/1/12 to 9/1/14	164	172
9% 2/1/13	37	39
9.5% 11/15/09	10	10
10.25% 10/1/18	4	4
11% 8/1/10 to 1/1/16	70	74
11.25% 5/1/14 to 1/1/16	35	39
11.5% 9/1/11 to 6/15/19	84	92
12.25% 8/1/13	2	3
12.5% 9/1/12 to 7/1/16	101	116
12.75% 10/1/11 to 6/1/15	32	33
13% 7/1/13 to 7/1/15	45	52
13.25% 9/1/11	28	30
13.5% 11/1/14 to 12/1/14	11	13
15% 4/1/12	2	2
		113,594
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 5.0%
2.731% 4/1/34 (e)	$ 958	$ 980
2.88% 6/1/33 (e)	271	276
2.997% 5/1/35 (e)	563	576
3.156% 2/1/34 (e)	71	72
3.478% 3/1/35 (e)	203	208
3.796% 7/1/33 (e)	6,243	6,370
3.825% 12/1/33 (e)	568	582
4% 1/1/19 to 11/1/20	3,265	3,381
4.034% 6/1/35 (e)	96	99
4.039% 9/1/36 (e)	248	255
4.448% 1/1/35 (e)	87	90
4.489% 7/1/35 (e)	343	352
4.494% 5/1/35 (e)	392	406
4.533% 5/1/38 (e)	21,446	22,249
4.707% 11/1/35 (e)	350	360
4.709% 10/1/35 (e)	383	397
4.746% 3/1/35 (e)	213	217
4.791% 2/1/36 (e)	87	90
4.834% 9/1/35 (e)	11,017	11,474
4.849% 1/1/35 (e)	719	742
4.995% 7/1/35 (e)	1,309	1,354
5.027% 10/1/36 (e)	353	368
5.099% 4/1/35 (e)	6,775	7,028
5.103% 7/1/35 (e)	265	273
5.251% 2/1/36 (e)	36	38
5.309% 3/1/33 (e)	11	11
5.446% 3/1/37 (e)	124	127
5.478% 4/1/37 (e)	129	133
5.486% 1/1/36 (e)	327	342
5.5% 8/1/14 to 11/1/20	2,093	2,210
5.522% 1/1/36 (e)	459	483
5.61% 3/1/36 (e)	1,372	1,439
5.685% 10/1/35 (e)	96	101
5.737% 5/1/37 (e)	243	254
5.738% 5/1/37 (e)	1,573	1,656
5.778% 3/1/37 (e)	659	676
5.779% 5/1/37 (e)	912	958
5.782% 4/1/37 (e)	699	727
5.819% 6/1/37 (e)	514	534
5.846% 5/1/37 (e)	119	124
5.953% 4/1/36 (e)	2,546	2,692
6% 7/1/16 to 2/1/19	2,347	2,509
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.041% 12/1/36 (e)	$ 1,555	$ 1,605
6.078% 6/1/36 (e)	425	446
6.141% 2/1/37 (e)	269	284
6.165% 12/1/36 (e)	493	520
6.22% 7/1/36 (e)	240	253
6.419% 6/1/37 (e)	69	73
6.5% 12/1/21	663	710
6.651% 8/1/37 (e)	462	490
7.347% 4/1/37 (e)	33	35
9% 7/1/16	23	25
9.5% 7/1/16 to 8/1/21	180	200
10% 8/1/13 to 3/1/21	323	365
10.5% 11/1/20 to 1/1/21	5	6
11% 9/1/20	13	15
11.25% 2/1/10 to 6/1/14	39	43
11.5% 10/1/15 to 8/1/19	32	35
12% 10/1/09 to 11/1/19	56	62
12.25% 12/1/11 to 8/1/15	31	35
12.5% 10/1/09 to 6/1/19	297	333
12.75% 2/1/10 to 10/1/10	1	1
13% 9/1/10 to 5/1/17	49	55
13.25% 11/1/10 to 10/1/13	19	21
13.5% 11/1/10 to 8/1/11	10	11
14% 11/1/12 to 4/1/16	3	4
14.5% 12/1/10	0*	0*
14.75% 3/1/10	0*	0*
		78,840
Government National Mortgage Association - 0.1%
8% 12/15/23	310	341
8.5% 6/15/16 to 2/15/17	4	4
10.5% 9/15/15 to 10/15/21	505	585
10.75% 12/15/09 to 3/15/10	1	1
11% 5/20/16 to 1/20/21	35	41
12.5% 12/15/10	1	1
13% 1/15/11 to 10/15/13	24	26
13.25% 8/15/14	7	9
13.5% 12/15/14	2	2
14% 6/15/11	3	4
		1,014
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $186,800)		193,448
Collateralized Mortgage Obligations - 4.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.13% 4/25/24 (e)	$ 2,550	$ 2,113
Series 2007-95 Class A1, 0.535% 8/27/36 (e)	754	696
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	61	68
Series 2003-28 Class KG, 5.5% 4/25/23	725	754
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.265% 8/25/31 (e)	488	494
Series 2002-60 Class FV, 1.285% 4/25/32 (e)	169	171
Series 2002-74 Class FV, 0.735% 11/25/32 (e)	2,650	2,643
Series 2002-75 Class FA, 1.285% 11/25/32 (e)	346	350
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	441	466
Series 2002-16 Class PG, 6% 4/25/17	916	967
Series 2002-61 Class PG, 5.5% 10/25/17	1,923	2,038
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,333
Series 2002-9 Class PC, 6% 3/25/17	68	73
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,476
Series 2004-80 Class LD, 4% 1/25/19	980	1,009
Series 2004-81:
Class KC, 4.5% 4/25/17	638	658
Class KD, 4.5% 7/25/18	1,315	1,370
Series 2005-52 Class PB, 6.5% 12/25/34	1,072	1,151
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	264	280
Series 2002-57 Class BD, 5.5% 9/25/17	240	253
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,009
Series 2004-19 Class AY, 4% 4/25/19	10,000	10,010
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6881% 11/15/32 (e)	564	561
Series 2630 Class FL, 0.7881% 6/15/18 (e)	58	58
Series 2925 Class CQ, 0% 1/15/35 (e)	178	162
Series 3344 Class FT, 0.6381% 7/15/34 (e)	13,726	13,577
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 278	$ 295
Series 2376 Class JE, 5.5% 11/15/16	256	269
Series 2381 Class OG, 5.5% 11/15/16	195	205
Series 2425 Class JH, 6% 3/15/17	342	366
Series 2628 Class OE, 4.5% 6/15/18	705	730
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,825
Series 2695 Class DG, 4% 10/15/18	1,635	1,652
Series 2802 Class OB, 6% 5/15/34	1,355	1,447
Series 2810 Class PD, 6% 6/15/33	1,020	1,079
Series 2831 Class PB, 5% 7/15/19	1,975	2,062
Series 2866 Class XE, 4% 12/15/18	1,875	1,934
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,771	1,890
Series 2570 Class CU, 4.5% 7/15/17	125	130
Series 2572 Class HK, 4% 2/15/17	160	164
Series 2617 Class GW, 3.5% 6/15/16	170	169
Series 2729 Class GB, 5% 1/15/19	1,000	1,057
Series 2860 Class CP, 4% 10/15/17	115	118
Series 2998 Class LY, 5.5% 7/15/25	295	305
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,161
Series 3013 Class VJ, 5% 1/15/14	1,442	1,510
Series 2715 Class NG, 4.5% 12/15/18	890	925
Series 2769 Class BU, 5% 3/15/34	436	430
Series 2975 Class NA, 5% 7/15/23	149	149
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,255)		71,612
Cash Equivalents - 3.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) #	$ 5,028	$ 5,028
0.21%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) # (a)	43,583	43,582
TOTAL CASH EQUIVALENTS (Cost $48,610)		48,610
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,594,203)		1,607,314
NET OTHER ASSETS - (2.9)%		(44,616)
NET ASSETS - 100%		$ 1,562,698
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	(388)
Receive semi-annually a fixed rate equal to 3.2238% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2014	9,500	186
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	6,750	260
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	8,800	343
		$ 26,850	$ 401
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,797,000 or 0.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $104,685,000 or 6.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,028,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 226
Barclays Capital, Inc.	877
Credit Suisse Securities (USA) LLC	230
Deutsche Bank Securities, Inc.	736
HSBC Securities (USA), Inc.	958
ING Financial Markets LLC	1,054
J.P. Morgan Securities, Inc.	159
Mizuho Securities USA, Inc.	175
Morgan Stanley & Co., Inc.	175
Societe Generale, New York Branch	438
$ 5,028
$43,582,000 due 8/03/09 at 0.21%
Banc of America Securities LLC	$ 43,582
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 48,610	$ -	$ 48,610	$ -
Collateralized Mortgage Obligations	71,612	-	70,916	696
U.S. Government Agency - Mortgage Securities	193,448	-	193,448	-
U.S. Government and Government Agency Obligations	1,293,644	-	1,293,644	-
Total Investments in Securities:	$ 1,607,314	$ -	$ 1,606,618	$ 696
Derivative Instruments:
Assets
Swap Agreements	$ 789	$ -	$ 789	$ -
Liabilities
Swap Agreements	$ (388)	$ -	$ (388)	$ -
Total Derivative Instruments:	$ 401	$ -	$ 401	$ -
Other Financial Instruments:
Forward Commitments	$ (73)	$ -	$ (73)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 140
Total Realized Gain (Loss)	14
Total Unrealized Gain (Loss)	21
Cost of Purchases	20
Proceeds of Sales	(617)
Amortization/Accretion	-
Transfers in/out of Level 3	1,118
Ending Balance	$ 696
The changes in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (49)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in the Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 789	$ (388)
Total Value of Derivatives	$ 789	$ (388)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $42,502 and repurchase agreements of $48,610) - See accompanying schedule: Unaffiliated issuers (cost $1,594,203)		$ 1,607,314
Commitment to sell securities on a delayed delivery basis	$ (19,907)
Receivable for securities sold on a delayed delivery basis	19,834	(73)
Receivable for investments sold, regular delivery		25,612
Cash		6
Receivable for fund shares sold		2,245
Interest receivable		10,954
Unrealized appreciation on swap agreements		789
Total assets		1,646,847

Liabilities
Payable for investments purchased	$ 36,024
Payable for fund shares redeemed	3,350
Distributions payable	214
Unrealized depreciation on swap agreements	388
Accrued management fee	416
Other affiliated payables	175
Collateral on securities loaned, at value	43,582
Total liabilities		84,149

Net Assets		$ 1,562,698
Net Assets consist of:
Paid in capital		$ 1,536,691
Undistributed net investment income		697
Accumulated undistributed net realized gain (loss) on investments		11,871
Net unrealized appreciation (depreciation) on investments		13,439
Net Assets, for 144,752 shares outstanding		$ 1,562,698
Net Asset Value, offering price and redemption price per share ($1,562,698 ÷ 144,752 shares)		$ 10.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Interest		$ 44,287

Expenses
Management fee	$ 4,661
Transfer agent fees	1,459
Fund wide operations fee	439
Independent trustees' compensation	5
Interest	1
Miscellaneous	7
Total expenses before reductions	6,572
Expense reductions	(14)	6,558
Net investment income		37,729
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,216
Futures contracts	1,123
Swap agreements	1,734
Total net realized gain (loss)		39,073
Change in net unrealized appreciation (depreciation) on: Investment securities	12,460
Futures contracts	(38)
Swap agreements	499
Delayed delivery commitments	(123)
Total change in net unrealized appreciation (depreciation)		12,798
Net gain (loss)		51,871
Net increase (decrease) in net assets resulting from operations		$ 89,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,729	$ 32,272
Net realized gain (loss)	39,073	25,860
Change in net unrealized appreciation (depreciation)	12,798	847
Net increase (decrease) in net assets resulting from operations	89,600	58,979
Distributions to shareholders from net investment income	(37,002)	(33,538)
Share transactions Proceeds from sales of shares	1,251,369	459,861
Reinvestment of distributions	33,859	29,780
Cost of shares redeemed	(749,256)	(241,009)
Net increase (decrease) in net assets resulting from share transactions	535,972	248,632
Total increase (decrease) in net assets	588,570	274,073

Net Assets
Beginning of period	974,128	700,055
End of period (including undistributed net investment income of $697 and undistributed net investment income of $388, respectively)	$ 1,562,698	$ 974,128
Other Information Shares
Sold	117,192	44,265
Issued in reinvestment of distributions	3,156	2,886
Redeemed	(69,652)	(23,326)
Net increase (decrease)	50,696	23,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.97	$ 9.92	$ 10.11	$ 10.18
Income from Investment Operations
Net investment income B	.278	.398	.435	.414	.330
Net realized and unrealized gain (loss)	.439	.413	.067	(.219)	(.084)
Total from investment operations	.717	.811	.502	.195	.246
Distributions from net investment income	(.277)	(.421)	(.452)	(.385)	(.316)
Net asset value, end of period	$ 10.80	$ 10.36	$ 9.97	$ 9.92	$ 10.11
Total Return A	6.98%	8.24%	5.14%	1.97%	2.43%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.57%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.57%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.57%
Net investment income	2.59%	3.86%	4.36%	4.14%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,563	$ 974	$ 700	$ 759	$ 884
Portfolio turnover rate	305%	318%	121%	97%	90%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 25, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for each Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 8,652,143	$ 160,372	$ (31,874)	$ 128,498
Intermediate Government Income Fund	1,594,800	23,563	(11,049)	12,514
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Ginnie Mae Fund	$ 796	$ -
Intermediate Government Income Fund	1,599	11,896

The tax character of distributions paid was as follows:

July 31, 2009	Ordinary Income
Ginnie Mae Fund	$ 222,729
Intermediate Government Income Fund	37,002
July 31, 2008	Ordinary Income
Ginnie Mae Fund	$ 165,414
Intermediate Government Income Fund	33,538

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. Certain Funds use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in each applicable Fund's Statement of Assets and Liabilities and may include interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements. The Funds entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Funds' accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Funds' accompanying Statements of Operations. Risks of loss may exceed amounts recognized on the Funds' Statements of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Funds' Schedules of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Funds' Schedules of Investments. The Funds could experience delays and costs in gaining access to the collateral even though it is held in the Funds' custodian bank.

The Funds entered into interest rate swap agreements to manage their exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds' maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Funds' bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each Funds' Schedule of Investments. The table below reflects the Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Ginnie Mae Fund
Interest Rate Risk
Futures Contracts	$ (1,817)	$ 94
Swap Agreements	(10,594)	3,140
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (12,411)	$ 3,234
Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	$ 1,123	$ (38)
Swap Agreements	1,734	499
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 2,857	$ 461

(a) Derivatives realized gain (loss) is included in the Statement of Operations.

(b) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.03%
Intermediate Government Income Fund	.03%

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Ginnie Mae Fund	$ 22
Intermediate Government Income Fund	7

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of

Annual Report

7. Security Lending - continued

Operations as a component of interest income Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 203

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Intermediate Government Income Fund	$ 17,920.55%		$ -*

* Amount represents less than one thousand.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 1	$ 1
Intermediate Government Income Fund	13	1

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 25, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson, Mr. Curvey, and Mr. Kenneally oversee 171, 392, and 171 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Ginnie Mae	09/14/09	09/11/09	$-	$-
Intermediate Government Income	09/14/09	09/11/09	$-	$0.09

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Intermediate Government Income	$11,895,716

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Intermediate Government Income	42.78%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to July 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Ginnie Mae	$ 132,899,258
Intermediate Government Income	$ 21,152,347

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ginnie Mae Fund/Fidelity Intermediate Government Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GMIG-UANN-0909
1.844592.102

Fidelity®
Government Income
Fund

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Government Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Past 10 years
Government Income	8.49%	5.52%	6.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Government Income on July 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from William Irving, Portfolio Manager of Fidelity® Government Income Fund: For the year, the fund's Retail Class shares returned 8.49% and the Barclays Capital 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index gained 7.62%. Contributing to the fund's solid showing was an overweighting in mortgage-backed securities issued by government agencies, which recovered strongly in the second half of the period thanks to various government programs designed to shore up the housing market. Within the mortgage sector, security selection generally was favorable as well, with my focus on prepayment-resistant collateralized mortgage obligations and hybrid adjustable-rate mortgage securities - sectors not included in the index - aiding performance. Small out-of-benchmark investments in Treasury Inflation-Protected Securities also helped, because they generally outpaced conventional Treasuries when I held them. Security selection among conventional Treasuries was another plus, as my preference for "off-the-run" securities paid off. I bought these older issues at what I viewed as very cheap levels relative to newly issued "on-the-run" Treasuries, and they outperformed when the financial markets stabilized. The main disappointment during the period was that I didn't sell some Treasury bonds in December because, in hindsight, it's clear that they had become grossly overvalued at that point.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,015.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,015.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.50%
Actual		$ 1,000.00	$ 1,011.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class C	1.52%
Actual		$ 1,000.00	$ 1,011.40	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Government Income	.46%
Actual		$ 1,000.00	$ 1,016.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,016.40	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	2.3	1.9
Less than 1%	0.7	1.8
1 - 1.99%	15.4	5.4
2 - 2.99%	7.6	7.2
3 - 3.99%	8.1	8.1
4 - 4.99%	9.7	10.0
5 - 5.99%	28.3	27.1
6 - 6.99%	14.1	16.0
7% and over	4.1	8.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2009
6 months ago
Years	5.3	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	4.3	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Mortgage Securities 31.7%		Mortgage Securities 34.3%
	CMOs and Other Mortgage Related Securities 12.7%		CMOs and Other Mortgage Related Securities 11.3%
	U.S. Treasury Obligations 34.7%		U.S. Treasury Obligations 31.6%
	U.S. Government Agency Obligations† 26.0%		U.S. Government Agency Obligations 25.8%
	Short-Term Investments and Net Other Assets*** (5.1)%		Short-Term Investments and Net Other Assets*** (3.0)%
* Futures and Swaps	1.2%	** Futures and Swaps	3.0%
† Includes FDIC Guaranteed Corporate Securities
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 20.4%
Fannie Mae:
1.75% 3/23/11	$ 8,370	$ 8,460
1.75% 8/10/12	16,830	16,782
2.5% 5/15/14	7,739	7,640
2.75% 3/13/14	10,980	10,998
2.875% 10/12/10	58,835	60,324
4.75% 11/19/12	7,255	7,892
4.875% 5/18/12 (b)	53,750	58,363
6% 5/15/11	10,130	10,995
Federal Home Loan Bank:
1.625% 7/27/11	23,320	23,499
3.625% 9/16/11	3,000	3,144
3.625% 10/18/13 (b)	78,950	82,295
Freddie Mac:
1.625% 4/26/11	5,154	5,200
1.75% 6/15/12	102,572	102,348
2.125% 3/23/12 (b)	74,860	75,705
2.5% 4/23/14	12,390	12,282
4.875% 11/15/13	600	657
4.875% 6/13/18	17,225	18,716
5% 1/30/14	25,000	27,240
5% 2/16/17	41,000	44,933
5.125% 11/17/17 (b)	105,891	116,670
5.75% 1/15/12	73,906	81,449
6.875% 9/15/10	120,000	128,213
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	118,348
6.8% 2/15/12	23,235	23,813
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,604	4,903
6.99% 5/21/16	16,670	18,602
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,049
5.66% 9/15/11 (c)	18,000	19,595
5.685% 5/15/12	24,035	26,555
6.67% 9/15/09	3,500	3,526
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	$ 5,033	$ 5,218
Series 2002-20K Class 1, 5.08% 11/1/22	10,954	11,482
Series 2003-P10B, Class 1 5.136% 8/10/13	5,034	5,240
Series 2004-20H Class 1, 5.17% 8/1/24	3,093	3,257
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,580
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	3,940
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,181,913
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	57,916	60,504
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/18	54,540	53,092
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		113,596
U.S. Treasury Obligations - 32.7%
U.S. Treasury Bonds:
3.5% 2/15/39	24,565	21,230
4.25% 5/15/39	30,094	29,784
4.375% 2/15/38	35,860	36,196
5% 5/15/37	68,200	75,873
5.25% 2/15/29	16,538	18,587
6.125% 11/15/27	37,365	46,076
6.125% 8/15/29	20,127	25,033
6.25% 8/15/23	43,500	53,179
7.25% 5/15/16	132,937	166,805
7.5% 11/15/16	45,574	58,146
8% 11/15/21 (g)	14,605	20,219
9.875% 11/15/15	10,285	14,373
U.S. Treasury Notes:
0.875% 3/31/11	5,500	5,494
1% 7/31/11	257,128	256,485
1.25% 11/30/10	11,435	11,514
1.5% 7/15/12 (b)	60,008	59,839
1.75% 11/15/11	22,521	22,759
1.875% 6/15/12 (b)	165,910	167,375
1.875% 2/28/14	5,720	5,593
1.875% 4/30/14	75,909	73,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 11/30/13	$ 25,398	$ 25,120
2.25% 5/31/14	91,473	90,465
2.375% 8/31/10	9,861	10,055
2.625% 6/30/14 (b)	36,000	36,191
2.625% 4/30/16	72,291	70,213
3.125% 8/31/13	20,625	21,418
3.125% 9/30/13	18,130	18,814
3.125% 5/15/19 (b)	121,176	117,427
3.25% 7/31/16	112,788	113,493
3.375% 7/31/13	28,650	30,083
3.625% 5/15/13	19,440	20,591
3.75% 11/15/18	15,801	16,120
3.875% 5/15/18	46,250	47,768
4% 2/15/15	23,619	25,160
4.25% 11/15/17	27,475	29,218
4.5% 5/15/17	24,685	26,762
4.625% 8/31/11	593	635
4.625% 7/31/12	20	22
4.625% 11/15/16	8,000	8,756
4.75% 8/15/17	12,983	14,290
TOTAL U.S. TREASURY OBLIGATIONS		1,891,095
Other Government Related - 5.6%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,095
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	18,670	18,724
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	86,998
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	32,884
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,082
2.125% 7/12/12 (FDIC Guaranteed) (d)	31,240	31,358
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,594
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	$ 24,070	$ 24,318
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,619
TOTAL OTHER GOVERNMENT RELATED		321,672
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,457,219)		3,508,276
U.S. Government Agency - Mortgage Securities - 31.7%

Fannie Mae - 20.7%
3.14% 7/1/35 (h)	2,082	2,134
3.206% 4/1/36 (h)	2,565	2,629
3.283% 3/1/35 (h)	328	336
3.29% 10/1/33 (h)	178	182
3.6% 10/1/33 (h)	437	447
3.715% 2/1/33 (h)	512	523
3.828% 7/1/35 (h)	1,890	1,936
4% 9/1/13 to 6/1/20	18,262	18,899
4.046% 3/1/35 (h)	97	100
4.209% 11/1/36 (h)	337	349
4.25% 7/1/34 (h)	237	244
4.253% 3/1/37 (h)	2,795	2,892
4.274% 7/1/35 (h)	1,771	1,826
4.275% 6/1/36 (h)	571	593
4.29% 3/1/33 (h)	175	182
4.299% 3/1/33 (h)	208	214
4.344% 10/1/33 (h)	496	512
4.421% 7/1/35 (h)	224	229
4.425% 3/1/35 (h)	790	813
4.5% 8/18/24 (e)	10,000	10,265
4.5% 8/18/24 (e)	33,000	33,874
4.533% 11/1/33 (h)	1,180	1,235
4.534% 10/1/33 (h)	367	375
4.621% 4/1/35 (h)	3,913	4,015
4.643% 7/1/35 (h)	808	838
4.649% 10/1/35 (h)	2,818	2,916
4.717% 11/1/35 (h)	4,063	4,241
4.727% 9/1/35 (h)	4,050	4,212
4.744% 2/1/34 (h)	155	161
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.787% 7/1/35 (h)	$ 3,141	$ 3,247
4.988% 2/1/34 (h)	4,797	5,013
4.996% 4/1/35 (h)	1,520	1,564
5% 6/1/14 to 6/1/39	245,953	253,613
5% 8/13/39 (e)(f)	7,000	7,169
5.003% 4/1/36 (h)	3,797	3,993
5.058% 9/1/34 (h)	526	538
5.072% 1/1/37 (h)	4,615	4,791
5.128% 7/1/35 (h)	5,241	5,451
5.152% 8/1/34 (h)	4,243	4,377
5.185% 3/1/35 (h)	324	335
5.261% 5/1/35 (h)	3,988	4,217
5.301% 12/1/34 (h)	721	737
5.344% 2/1/37 (h)	2,230	2,312
5.451% 8/1/36 (h)	4,898	5,181
5.5% 3/1/12 to 3/1/39	316,901	331,374
5.5% 8/18/24 (e)(f)	66,250	69,413
5.5% 8/1/39 (e)(f)	63,000	65,273
5.633% 2/1/36 (h)	2,313	2,431
5.773% 3/1/36 (h)	5,891	6,178
5.836% 6/1/35 (h)	1,496	1,583
5.848% 3/1/36 (h)	6,817	7,230
5.863% 5/1/36 (h)	2,162	2,268
5.87% 3/1/36 (h)	5,425	5,721
5.883% 12/1/36 (h)	3,489	3,697
5.992% 4/1/36 (h)	37,406	39,568
6% 4/1/12 to 8/1/37 (f)	167,185	177,511
6% 8/1/39 (e)(f)	5,000	5,240
6.106% 4/1/36 (h)	3,303	3,500
6.22% 3/1/37 (h)	1,268	1,345
6.223% 5/1/36 (h)	10,261	10,807
6.427% 8/1/36 (h)	25,575	27,125
6.5% 2/1/12 to 4/1/37	28,036	30,086
7% 7/1/13 to 7/1/32	4,332	4,759
7.5% 8/1/10 to 4/1/29	50	53
8.5% 1/1/15 to 7/1/31	385	420
9% 11/1/11 to 5/1/14	348	366
9.5% 11/15/09 to 10/1/20	443	497
11% 8/1/10	1	1
11.25% 5/1/14	4	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 748	$ 823
12.5% 8/1/15 to 3/1/16	1	1
		1,196,985
Freddie Mac - 5.9%
3.156% 2/1/34 (h)	433	442
3.478% 3/1/35 (h)	1,415	1,452
4% 5/1/19 to 11/1/20	19,794	20,487
4.034% 6/1/35 (h)	739	761
4.039% 9/1/36 (h)	2,617	2,690
4.448% 1/1/35 (h)	595	612
4.494% 5/1/35 (h)	1,400	1,451
4.5% 8/1/33	3,188	3,222
4.549% 4/1/35 (h)	4,957	5,119
4.703% 2/1/34 (h)	5,028	5,227
4.746% 3/1/35 (h)	2,171	2,220
4.791% 2/1/36 (h)	900	935
5% 3/1/18 to 6/1/38	56,115	58,924
5% 8/13/39 (e)	10,000	10,233
5.023% 4/1/35 (h)	394	413
5.103% 7/1/35 (h)	2,619	2,701
5.118% 6/1/35 (h)	2,141	2,255
5.251% 2/1/36 (h)	276	290
5.309% 3/1/33 (h)	92	95
5.486% 1/1/36 (h)	3,237	3,381
5.5% 8/1/14 to 7/1/36	69,964	73,998
5.5% 8/18/24 (e)(f)	47,500	49,701
5.522% 1/1/36 (h)	4,458	4,691
5.685% 10/1/35 (h)	989	1,046
5.737% 5/1/37 (h)	2,500	2,604
6% 7/1/16 to 9/1/38	29,787	31,696
6.078% 6/1/36 (h)	4,339	4,556
6.22% 7/1/36 (h)	2,461	2,588
6.5% 11/1/10 to 3/1/36	35,919	38,461
6.613% 1/1/37 (h)	7,059	7,473
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,195	1,286
8.5% 5/1/17 to 9/1/29	157	174
9% 11/1/10 to 10/1/20	33	36
9.5% 5/1/17 to 8/1/21	201	222
9.75% 8/1/14	121	133
10% 3/1/10 to 8/1/21	13	15
11% 8/1/13 to 5/1/14	44	49
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12% 8/1/13 to 3/1/15	$ 1	$ 2
12.5% 2/1/10 to 6/1/19	9	10
13% 8/1/10 to 6/1/15	4	4
		341,657
Government National Mortgage Association - 5.1%
4.25% 7/20/34 (h)	566	585
5% 2/20/33 to 12/20/36	64,225	66,382
5% 8/20/39 (e)	500	513
5% 8/20/39 (e)	10,000	10,275
5% 9/21/39 (e)	10,000	10,223
5.5% 12/15/33 to 7/20/38	55,408	58,198
6% 12/15/10 to 1/15/36	100,259	106,602
6% 8/20/39 (e)(f)	22,000	23,092
6.5% 2/15/24 to 10/15/35	16,032	17,326
7% 10/15/26 to 8/15/32	87	94
7.5% 3/15/28 to 8/15/29	109	120
8% 7/15/19 to 12/15/23	1,011	1,110
8.5% 1/15/25	4	4
9% 12/15/09	0*	0*
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	72	83
		294,608
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,773,129)		1,833,250
Collateralized Mortgage Obligations - 12.7%

U.S. Government Agency - 12.7%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,143	1,233
Series 1993-207 Class H, 6.5% 11/25/23	16,696	18,041
Series 1993-240 Class PD, 6.25% 12/25/13	2,899	3,050
Series 1994-23:
Class PG, 6% 4/25/23	23	23
Class PZ, 6% 2/25/24	11,335	12,355
Series 1996-28 Class PK, 6.5% 7/25/25	3,175	3,433
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,137
Series 2006-45 Class OP, 6/25/36 (j)	5,105	4,204
Series 2006-62 Class KP, 4/25/36 (j)	10,940	8,769
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	$ 2,213	$ 2,438
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,838
Series 2003-22 Class IO, 6% 4/25/33 (i)	14,785	1,989
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,277
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	18,503	15,903
Series 384 Class 6, 5% 7/25/37 (i)	21,600	3,240
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.265% 8/25/31 (h)	522	528
Series 2002-49 Class FB, 0.8888% 11/18/31 (h)	788	786
Series 2002-60 Class FV, 1.285% 4/25/32 (h)	338	342
Series 2002-75 Class FA, 1.285% 11/25/32 (h)	692	701
Series 2007-36:
Class FB, 0.685% 4/25/37 (h)	32,090	31,356
Class FG, 0.685% 4/25/37 (h)	6,319	6,180
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	4,674	4,931
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,601
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,525
Series 2005-102 Class CO, 11/25/35 (j)	5,224	4,359
Series 2006-12 Class BO, 10/25/35 (j)	23,752	19,919
Series 2006-37 Class OW, 5/25/36 (j)	5,750	4,925
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	16,201	17,182
Series 2001-46 Class ZG, 6% 9/25/31	5,904	6,245
Series 2002-79 Class Z, 5.5% 11/25/22	12,495	13,060
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	10,317
Series 2004-3 Class BA, 4% 7/25/17	455	468
Series 2005-117, Class JN, 4.5% 1/25/36	645	631
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,940
Series 2007-36:
Class GO, 4/25/37 (j)	1,009	847
Class PO, 4/25/37 (j)	2,262	1,740
Class SB, 6.315% 4/25/37 (h)(i)(k)	29,379	3,483
Class SG, 6.315% 4/25/37 (h)(i)(k)	13,121	1,350
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	$ 528	$ 559
Series 3149 Class OD, 5/15/36 (j)	28,646	23,026
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,841	1,960
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (h)	1,017	1,027
planned amortization class Series 1681 Class PJ, 7% 12/15/23	3,582	3,662
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8881% 2/15/32 (h)	460	460
Series 2630 Class FL, 0.7881% 6/15/18 (h)	550	551
Series 3008 Class SM, 7/15/35 (h)	279	259
planned amortization class:
Series 1141 Class G, 9% 9/15/21	294	344
Series 1614 Class L, 6.5% 7/15/23	1,932	1,961
Series 2006-15 Class OP, 3/25/36 (j)	6,509	5,206
Series 2131 Class BG, 6% 3/15/29	38,830	41,122
Series 2356 Class GD, 6% 9/15/16	367	389
Series 2376 Class JE, 5.5% 11/15/16	2,621	2,749
Series 2381 Class OG, 5.5% 11/15/16	1,995	2,097
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,059
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,577
Series 2682 Class LD, 4.5% 10/15/33	777	784
Series 2802 Class OB, 6% 5/15/34	10,455	11,168
Series 2810 Class PD, 6% 6/15/33	995	1,052
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,442
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,446
Series 3077 Class TO, 4/15/35 (j)	14,228	11,623
Series 3110 Class OP, 9/15/35 (j)	13,436	11,078
Series 3119 Class PO, 2/15/36 (j)	16,354	13,080
Series 3121 Class KO, 3/15/36 (j)	5,362	4,482
Series 3123 Class LO, 3/15/36 (j)	10,626	8,549
Series 3145 Class GO, 4/15/36 (j)	9,520	7,652
Series 3151 Class PO, 5/15/36 (j)	10,330	8,387
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,965
Series 2570 Class CU, 4.5% 7/15/17	1,181	1,223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2574 Class HP, 5% 2/15/18	$ 42,150	$ 44,516
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,607
Series 2601 Class TB, 5.5% 4/15/23	869	899
Series 2611 Class CH, 4.5% 5/15/18	37,220	38,391
Series 2617 Class GW, 3.5% 6/15/16	413	412
Series 2677 Class BC, 4% 9/15/18	20,040	20,262
Series 2729 Class GB, 5% 1/15/19	9,255	9,783
Series 2770 Class TW, 4.5% 3/15/19	19,670	20,275
Series 2773 Class HC, 4.5% 4/15/19	704	724
Series 2809 Class UA, 4% 12/15/14	607	606
Series 2860 Class CP, 4% 10/15/17	1,204	1,232
Series 2874 Class BC, 5% 10/15/19	43,000	45,303
Series 2920 Class KC, 4.5% 5/15/19	44,385	46,190
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,077
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,157
Series 3013 Class VJ, 5% 1/15/14	1,438	1,506
Series 2769 Class BU, 5% 3/15/34	2,456	2,419
Series 2863 Class DB, 4% 9/15/14	1,081	1,106
Series 2957 Class SW, 5.7119% 4/15/35 (h)(i)	21,253	1,649
Series 3002 Class SN, 6.2119% 7/15/35 (h)(i)(k)	21,167	2,073
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	7,177	7,646
Series 2877 Class JC, 5% 10/15/34	1,167	1,212
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,597	3,906
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $694,285)		732,236
Cash Equivalents - 11.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) # (a) (Cost $644,498)	$ 644,509	$ 644,498
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $6,569,131)		6,718,260
NET OTHER ASSETS - (16.3)%		(940,248)
NET ASSETS - 100%		$ 5,778,012
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	(1,877)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(9,613)
Receive semi-annually a fixed rate equal to 1.6613% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2011	50,000	665
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	861
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	4,000	48
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	$ 13,445	$ 1,040
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	1,006
		$ 226,345	$ (7,870)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,595,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $321,672,000 or 5.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,774,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$644,498,000 due 8/03/09 at 0.21%
Banc of America Securities LLC	$ 644,498
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 644,498	$ -	$ 644,498	$ -
Collateralized Mortgage Obligations	732,236	-	732,236	-
U.S. Government Agency - Mortgage Securities	1,833,250	-	1,833,250	-
U.S. Government and Government Agency Obligations	3,508,276	-	3,503,373	4,903
Total Investments in Securities:	$ 6,718,260	$ -	$ 6,713,357	$ 4,903
Derivative Instruments:
Assets
Swap Agreements	$ 3,620	$ -	$ 3,620	$ -
Liabilities
Swap Agreements	$ (11,490)	$ -	$ (11,490)	$ -
Total Derivative Instruments:	$ (7,870)	$ -	$ (7,870)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,966)	$ -	$ (2,966)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	235
Cost of Purchases	-
Proceeds of Sales	(1,023)
Amortization/Accretion	(58)
Transfer in/out of Level 3	4,295
Ending Balance	$ 4,903
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (18)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 3,620	$ (11,490)
Total Value of Derivatives	$ 3,620	$ (11,490)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $630,084 and repurchase agreements of $644,498) - See accompanying schedule: Unaffiliated issuers (cost $6,569,131)		$ 6,718,260
Commitment to sell securities on a delayed delivery basis	$ (527,733)
Receivable for securities sold on a delayed delivery basis	524,767	(2,966)
Receivable for investments sold, regular delivery		71,800
Receivable for fund shares sold		9,179
Interest receivable		38,524
Unrealized appreciation on swap agreements		3,620
Other affiliated receivables		634
Other receivables		751
Total assets		6,839,802

Liabilities
Payable to custodian bank	$ 283
Payable for investments purchased Regular delivery	90,228
Delayed delivery	295,115
Payable for fund shares redeemed	15,963
Distributions payable	920
Unrealized depreciation on swap agreements	11,490
Accrued management fee	1,533
Distribution fees payable	309
Other affiliated payables	698
Other payables and accrued expenses	753
Collateral on securities loaned, at value	644,498
Total liabilities		1,061,790

Net Assets		$ 5,778,012
Net Assets consist of:
Paid in capital		$ 5,487,511
Undistributed net investment income		1,884
Accumulated undistributed net realized gain (loss) on investments		150,324
Net unrealized appreciation (depreciation) on investments		138,293
Net Assets		$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($436,555 ÷ 40,523 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($323,906 ÷ 30,069 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class B: Net Asset Value and offering price per share ($48,449 ÷ 4,498 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($130,863 ÷ 12,149 shares)A	$ 10.77

Government Income: Net Asset Value, offering price and redemption price per share ($4,637,779 ÷ 431,057 shares)	$ 10.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($200,460 ÷ 18,608 shares)	$ 10.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Interest		$ 308,612

Expenses
Management fee	$ 24,044
Transfer agent fees	8,414
Distribution fees	3,558
Fund wide operations fee	2,278
Independent trustees' compensation	29
Interest	19
Miscellaneous	39
Total expenses before reductions	38,381
Expense reductions	(113)	38,268
Net investment income		270,344
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	228,956
Futures contracts	7,560
Swap agreements	33,265
Total net realized gain (loss)		269,781
Change in net unrealized appreciation (depreciation) on: Investment securities	119,538
Swap agreements	(19,147)
Delayed delivery commitments	(4,539)
Total change in net unrealized appreciation (depreciation)		95,852
Net gain (loss)		365,633
Net increase (decrease) in net assets resulting from operations		$ 635,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 270,344	$ 337,289
Net realized gain (loss)	269,781	203,220
Change in net unrealized appreciation (depreciation)	95,852	61,605
Net increase (decrease) in net assets resulting from operations	635,977	602,114
Distributions to shareholders from net investment income	(271,454)	(333,995)
Distributions to shareholders from net realized gain	(88,360)	-
Total distributions	(359,814)	(333,995)
Share transactions - net increase (decrease)	(3,981,793)	1,973,783
Total increase (decrease) in net assets	(3,705,630)	2,241,902

Net Assets
Beginning of period	9,483,642	7,241,740
End of period (including undistributed net investment income of $1,884 and undistributed net investment income of $6,028, respectively)	$ 5,778,012	$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.356	.402	.311
Net realized and unrealized gain (loss)	.466	.387	.033
Total from investment operations	.822	.789	.344
Distributions from net investment income	(.352)	(.399)	(.314)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.77%	.81%	.78% A
Expenses net of all reductions	.77%	.80%	.77% A
Net investment income	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 437	$ 232	$ 145
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.357	.404	.306
Net realized and unrealized gain (loss)	.466	.387	.036
Total from investment operations	.823	.791	.342
Distributions from net investment income	(.353)	(.401)	(.312)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.76%	.78%	.79% A
Expenses net of all reductions	.76%	.78%	.79% A
Net investment income	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 236	$ 181
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.278	.329	.251
Net realized and unrealized gain (loss)	.467	.387	.037
Total from investment operations	.745	.716	.288
Distributions from net investment income	(.275)	(.326)	(.258)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50% A
Net investment income	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 41	$ 43
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.275	.326	.249
Net realized and unrealized gain (loss)	.468	.387	.033
Total from investment operations	.743	.713	.282
Distributions from net investment income	(.273)	(.323)	(.252)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.51%	1.53%	1.55% A
Net investment income	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 71	$ 39
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Income from Investment Operations
Net investment income B	.390	.438	.443	.429	.329
Net realized and unrealized gain (loss)	.476	.378	.068	(.274)	.097
Total from investment operations	.866	.816	.511	.155	.426
Distributions from net investment income	(.386)	(.436)	(.456)	(.405)	(.321)
Distributions from net realized gain	(.100)	-	(.005)	-	(.035)
Total distributions	(.486)	(.436)	(.461)	(.405)	(.356)
Net asset value, end of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Total Return A	8.49%	8.25%	5.22%	1.56%	4.24%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.58%
Expenses net of all reductions	.45%	.45%	.44%	.44%	.58%
Net investment income	3.65%	4.23%	4.42%	4.27%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,638	$ 8,154	$ 6,118	$ 5,331	$ 5,127
Portfolio turnover rate	380% D	269%	164% D	108%	114%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.385	.432	.329
Net realized and unrealized gain (loss)	.466	.388	.034
Total from investment operations	.851	.820	.363
Distributions from net investment income	(.381)	(.430)	(.333)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.51%	.51%	.53% A
Expenses net of all reductions	.51%	.51%	.53% A
Net investment income	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 200	$ 750	$ 715
Portfolio turnover rate	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009
(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 8, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For collateralized mortgage obligations, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 164,228
Unrealized depreciation	(29,761)
Net unrealized appreciation (depreciation)	$ 134,467

Undistributed ordinary income	$ 19,246
Undistributed long-term capital gain	$ 136,803

Cost for federal income tax purposes	$ 6,583,793

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 307,284	$ 333,995
Long-term Capital Gains	52,530	-
Total	$ 359,814	$ 333,995

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 7,560	$ -
Swap Agreements	33,265	(19,147)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 40,825	$ (19,147)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $7,560 for futures contracts and $33,265 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(19,147) for swap agreements.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 999	$ 52
Class T	0%	.25%	781	2
Class B	.65%	.25%	478	347
Class C	.75%	.25%	1,300	375
			$ 3,558	$ 776

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 125
Class T	22
Class B*	125
Class C*	49
$ 321

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 669.17
Class T	506.16
Class B	131.25
Class C	214.16
Government Income	6,172.10
Institutional Class	722.16
	$ 8,414

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,387.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $96,617. The weighted average interest rate was .78%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $65. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Government Income	46
Institutional Class	2
$ 48

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Class A	$ 13,006	$ 7,464
Class T	10,251	8,439
Class B	1,363	1,398
Class C	3,300	1,798
Government Income	226,663	288,379
Institutional Class	16,871	26,517
Total	$ 271,454	$ 333,995
From net realized gain
Class A	$ 2,833	$ -
Class T	2,506	-
Class B	436	-
Class C	907	-
Government Income	74,900	-
Institutional Class	6,778	-
Total	$ 88,360	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008	2009	2008
Class A
Shares sold	35,692	17,630	$ 380,999	$ 183,928
Issued in exchange for shares of Capital One U.S. Government Income fund	6,641	-	70,327	-
Reinvestment of distributions	1,253	653	13,436	6,798
Shares redeemed	(25,396)	(10,466)	(272,901)	(108,879)
Net increase (decrease)	18,190	7,817	$ 191,861	$ 81,847
Class T
Shares sold	23,887	15,236	$ 254,848	$ 158,292
Reinvestment of distributions	1,145	772	12,255	8,030
Shares redeemed	(17,656)	(11,375)	(189,289)	(118,003)
Net increase (decrease)	7,376	4,633	$ 77,814	$ 48,319
Class B
Shares sold	4,098	2,313	$ 43,522	$ 24,145
Reinvestment of distributions	135	108	1,442	1,126
Shares redeemed	(3,673)	(2,809)	(39,286)	(29,186)
Net increase (decrease)	560	(388)	$ 5,678	$ (3,915)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended July 31,	2009	2008	2009	2008
Class C
Shares sold	12,983	5,069	$ 137,496	$ 52,892
Reinvestment of distributions	275	114	2,940	1,185
Shares redeemed	(7,938)	(2,289)	(84,780)	(23,797)
Net increase (decrease)	5,320	2,894	$ 55,656	$ 30,280
Government Income
Shares sold	375,847	308,696	$ 3,997,128	$ 3,217,869
Reinvestment of distributions	27,412	27,173	291,319	282,009
Shares redeemed	(757,431)	(162,519)	(8,030,938)	(1,689,834)
Net increase (decrease)	(354,172)	173,350	$ (3,742,491)	$ 1,810,044
Institutional Class
Shares sold	21,256	30,491	$ 226,158	$ 316,702
Reinvestment of distributions	2,190	2,538	23,273	26,319
Shares redeemed	(76,962)	(32,353)	(819,742)	(335,813)
Net increase (decrease)	(53,516)	676	$ (570,311)	$ 7,208

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 8, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson, Mr. Curvey, and Mr. Kenneally oversee 171, 392, and 171 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Government Income Fund voted to pay on September 14, 2009, to shareholders of record at the opening of business on September 11, 2009, a distribution of $.295 per share derived from capital gains realized from sales of portfolio securities.

A total of 21.95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2009, $153,019,773, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $123,945,800 of distributions paid during the period January 1, 2009 to July 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GVT-UANN-0909
1.789246.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com /proxyvotngresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	3.71%	4.48%	5.57%
Class T (incl. 4.00% sales charge) B	3.72%	4.49%	5.57%
Class B (incl. contingent deferred sales charge) C	2.25%	4.59%	5.79%
Class C (incl. contingent deferred sales charge) D	6.23%	4.90%	5.78%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Class A on July 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period. The initial offering of Class A took place on October 24, 2006. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Government Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 8.03%, 8.04%, 7.25% and 7.23%, respectively (excluding sales charges), and the Barclays Capital 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index gained 7.62%. Contributing to the fund's solid showing was an overweighting in mortgage-backed securities issued by government agencies, which recovered strongly in the second half of the period thanks to various government programs designed to shore up the housing market. Within the mortgage sector, security selection generally was favorable as well, with my focus on prepayment-resistant collateralized mortgage obligations and hybrid adjustable-rate mortgage securities - sectors not included in the index - aiding performance. Small out-of-benchmark investments in Treasury Inflation-Protected Securities also helped, because they generally outpaced conventional Treasuries when I held them. Security selection among conventional Treasuries was another plus, as my preference for "off-the-run" securities paid off. I bought these older issues at what I viewed as very cheap levels relative to newly issued "on-the-run" Treasuries, and they outperformed when the financial markets stabilized. The main disappointment during the period was that I didn't sell some Treasury bonds in December because, in hindsight, it's clear that they had become grossly overvalued at that point.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,015.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,015.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.50%
Actual		$ 1,000.00	$ 1,011.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class C	1.52%
Actual		$ 1,000.00	$ 1,011.40	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Government Income	.46%
Actual		$ 1,000.00	$ 1,016.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,016.40	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	2.3	1.9
Less than 1%	0.7	1.8
1 - 1.99%	15.4	5.4
2 - 2.99%	7.6	7.2
3 - 3.99%	8.1	8.1
4 - 4.99%	9.7	10.0
5 - 5.99%	28.3	27.1
6 - 6.99%	14.1	16.0
7% and over	4.1	8.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2009
6 months ago
Years	5.3	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	4.3	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Mortgage Securities 31.7%		Mortgage Securities 34.3%
	CMOs and Other Mortgage Related Securities 12.7%		CMOs and Other Mortgage Related Securities 11.3%
	U.S. Treasury Obligations 34.7%		U.S. Treasury Obligations 31.6%
	U.S. Government Agency Obligations† 26.0%		U.S. Government Agency Obligations 25.8%
	Short-Term Investments and Net Other Assets*** (5.1)%		Short-Term Investments and Net Other Assets*** (3.0)%
* Futures and Swaps	1.2%	** Futures and Swaps	3.0%
† Includes FDIC Guaranteed Corporate Securities
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 20.4%
Fannie Mae:
1.75% 3/23/11	$ 8,370	$ 8,460
1.75% 8/10/12	16,830	16,782
2.5% 5/15/14	7,739	7,640
2.75% 3/13/14	10,980	10,998
2.875% 10/12/10	58,835	60,324
4.75% 11/19/12	7,255	7,892
4.875% 5/18/12 (b)	53,750	58,363
6% 5/15/11	10,130	10,995
Federal Home Loan Bank:
1.625% 7/27/11	23,320	23,499
3.625% 9/16/11	3,000	3,144
3.625% 10/18/13 (b)	78,950	82,295
Freddie Mac:
1.625% 4/26/11	5,154	5,200
1.75% 6/15/12	102,572	102,348
2.125% 3/23/12 (b)	74,860	75,705
2.5% 4/23/14	12,390	12,282
4.875% 11/15/13	600	657
4.875% 6/13/18	17,225	18,716
5% 1/30/14	25,000	27,240
5% 2/16/17	41,000	44,933
5.125% 11/17/17 (b)	105,891	116,670
5.75% 1/15/12	73,906	81,449
6.875% 9/15/10	120,000	128,213
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	118,348
6.8% 2/15/12	23,235	23,813
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,604	4,903
6.99% 5/21/16	16,670	18,602
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,049
5.66% 9/15/11 (c)	18,000	19,595
5.685% 5/15/12	24,035	26,555
6.67% 9/15/09	3,500	3,526
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	$ 5,033	$ 5,218
Series 2002-20K Class 1, 5.08% 11/1/22	10,954	11,482
Series 2003-P10B, Class 1 5.136% 8/10/13	5,034	5,240
Series 2004-20H Class 1, 5.17% 8/1/24	3,093	3,257
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,580
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	3,940
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,181,913
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	57,916	60,504
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/18	54,540	53,092
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		113,596
U.S. Treasury Obligations - 32.7%
U.S. Treasury Bonds:
3.5% 2/15/39	24,565	21,230
4.25% 5/15/39	30,094	29,784
4.375% 2/15/38	35,860	36,196
5% 5/15/37	68,200	75,873
5.25% 2/15/29	16,538	18,587
6.125% 11/15/27	37,365	46,076
6.125% 8/15/29	20,127	25,033
6.25% 8/15/23	43,500	53,179
7.25% 5/15/16	132,937	166,805
7.5% 11/15/16	45,574	58,146
8% 11/15/21 (g)	14,605	20,219
9.875% 11/15/15	10,285	14,373
U.S. Treasury Notes:
0.875% 3/31/11	5,500	5,494
1% 7/31/11	257,128	256,485
1.25% 11/30/10	11,435	11,514
1.5% 7/15/12 (b)	60,008	59,839
1.75% 11/15/11	22,521	22,759
1.875% 6/15/12 (b)	165,910	167,375
1.875% 2/28/14	5,720	5,593
1.875% 4/30/14	75,909	73,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 11/30/13	$ 25,398	$ 25,120
2.25% 5/31/14	91,473	90,465
2.375% 8/31/10	9,861	10,055
2.625% 6/30/14 (b)	36,000	36,191
2.625% 4/30/16	72,291	70,213
3.125% 8/31/13	20,625	21,418
3.125% 9/30/13	18,130	18,814
3.125% 5/15/19 (b)	121,176	117,427
3.25% 7/31/16	112,788	113,493
3.375% 7/31/13	28,650	30,083
3.625% 5/15/13	19,440	20,591
3.75% 11/15/18	15,801	16,120
3.875% 5/15/18	46,250	47,768
4% 2/15/15	23,619	25,160
4.25% 11/15/17	27,475	29,218
4.5% 5/15/17	24,685	26,762
4.625% 8/31/11	593	635
4.625% 7/31/12	20	22
4.625% 11/15/16	8,000	8,756
4.75% 8/15/17	12,983	14,290
TOTAL U.S. TREASURY OBLIGATIONS		1,891,095
Other Government Related - 5.6%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,095
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	18,670	18,724
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	86,998
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	32,884
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,082
2.125% 7/12/12 (FDIC Guaranteed) (d)	31,240	31,358
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,594
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	$ 24,070	$ 24,318
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,619
TOTAL OTHER GOVERNMENT RELATED		321,672
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,457,219)		3,508,276
U.S. Government Agency - Mortgage Securities - 31.7%

Fannie Mae - 20.7%
3.14% 7/1/35 (h)	2,082	2,134
3.206% 4/1/36 (h)	2,565	2,629
3.283% 3/1/35 (h)	328	336
3.29% 10/1/33 (h)	178	182
3.6% 10/1/33 (h)	437	447
3.715% 2/1/33 (h)	512	523
3.828% 7/1/35 (h)	1,890	1,936
4% 9/1/13 to 6/1/20	18,262	18,899
4.046% 3/1/35 (h)	97	100
4.209% 11/1/36 (h)	337	349
4.25% 7/1/34 (h)	237	244
4.253% 3/1/37 (h)	2,795	2,892
4.274% 7/1/35 (h)	1,771	1,826
4.275% 6/1/36 (h)	571	593
4.29% 3/1/33 (h)	175	182
4.299% 3/1/33 (h)	208	214
4.344% 10/1/33 (h)	496	512
4.421% 7/1/35 (h)	224	229
4.425% 3/1/35 (h)	790	813
4.5% 8/18/24 (e)	10,000	10,265
4.5% 8/18/24 (e)	33,000	33,874
4.533% 11/1/33 (h)	1,180	1,235
4.534% 10/1/33 (h)	367	375
4.621% 4/1/35 (h)	3,913	4,015
4.643% 7/1/35 (h)	808	838
4.649% 10/1/35 (h)	2,818	2,916
4.717% 11/1/35 (h)	4,063	4,241
4.727% 9/1/35 (h)	4,050	4,212
4.744% 2/1/34 (h)	155	161
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.787% 7/1/35 (h)	$ 3,141	$ 3,247
4.988% 2/1/34 (h)	4,797	5,013
4.996% 4/1/35 (h)	1,520	1,564
5% 6/1/14 to 6/1/39	245,953	253,613
5% 8/13/39 (e)(f)	7,000	7,169
5.003% 4/1/36 (h)	3,797	3,993
5.058% 9/1/34 (h)	526	538
5.072% 1/1/37 (h)	4,615	4,791
5.128% 7/1/35 (h)	5,241	5,451
5.152% 8/1/34 (h)	4,243	4,377
5.185% 3/1/35 (h)	324	335
5.261% 5/1/35 (h)	3,988	4,217
5.301% 12/1/34 (h)	721	737
5.344% 2/1/37 (h)	2,230	2,312
5.451% 8/1/36 (h)	4,898	5,181
5.5% 3/1/12 to 3/1/39	316,901	331,374
5.5% 8/18/24 (e)(f)	66,250	69,413
5.5% 8/1/39 (e)(f)	63,000	65,273
5.633% 2/1/36 (h)	2,313	2,431
5.773% 3/1/36 (h)	5,891	6,178
5.836% 6/1/35 (h)	1,496	1,583
5.848% 3/1/36 (h)	6,817	7,230
5.863% 5/1/36 (h)	2,162	2,268
5.87% 3/1/36 (h)	5,425	5,721
5.883% 12/1/36 (h)	3,489	3,697
5.992% 4/1/36 (h)	37,406	39,568
6% 4/1/12 to 8/1/37 (f)	167,185	177,511
6% 8/1/39 (e)(f)	5,000	5,240
6.106% 4/1/36 (h)	3,303	3,500
6.22% 3/1/37 (h)	1,268	1,345
6.223% 5/1/36 (h)	10,261	10,807
6.427% 8/1/36 (h)	25,575	27,125
6.5% 2/1/12 to 4/1/37	28,036	30,086
7% 7/1/13 to 7/1/32	4,332	4,759
7.5% 8/1/10 to 4/1/29	50	53
8.5% 1/1/15 to 7/1/31	385	420
9% 11/1/11 to 5/1/14	348	366
9.5% 11/15/09 to 10/1/20	443	497
11% 8/1/10	1	1
11.25% 5/1/14	4	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 748	$ 823
12.5% 8/1/15 to 3/1/16	1	1
		1,196,985
Freddie Mac - 5.9%
3.156% 2/1/34 (h)	433	442
3.478% 3/1/35 (h)	1,415	1,452
4% 5/1/19 to 11/1/20	19,794	20,487
4.034% 6/1/35 (h)	739	761
4.039% 9/1/36 (h)	2,617	2,690
4.448% 1/1/35 (h)	595	612
4.494% 5/1/35 (h)	1,400	1,451
4.5% 8/1/33	3,188	3,222
4.549% 4/1/35 (h)	4,957	5,119
4.703% 2/1/34 (h)	5,028	5,227
4.746% 3/1/35 (h)	2,171	2,220
4.791% 2/1/36 (h)	900	935
5% 3/1/18 to 6/1/38	56,115	58,924
5% 8/13/39 (e)	10,000	10,233
5.023% 4/1/35 (h)	394	413
5.103% 7/1/35 (h)	2,619	2,701
5.118% 6/1/35 (h)	2,141	2,255
5.251% 2/1/36 (h)	276	290
5.309% 3/1/33 (h)	92	95
5.486% 1/1/36 (h)	3,237	3,381
5.5% 8/1/14 to 7/1/36	69,964	73,998
5.5% 8/18/24 (e)(f)	47,500	49,701
5.522% 1/1/36 (h)	4,458	4,691
5.685% 10/1/35 (h)	989	1,046
5.737% 5/1/37 (h)	2,500	2,604
6% 7/1/16 to 9/1/38	29,787	31,696
6.078% 6/1/36 (h)	4,339	4,556
6.22% 7/1/36 (h)	2,461	2,588
6.5% 11/1/10 to 3/1/36	35,919	38,461
6.613% 1/1/37 (h)	7,059	7,473
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,195	1,286
8.5% 5/1/17 to 9/1/29	157	174
9% 11/1/10 to 10/1/20	33	36
9.5% 5/1/17 to 8/1/21	201	222
9.75% 8/1/14	121	133
10% 3/1/10 to 8/1/21	13	15
11% 8/1/13 to 5/1/14	44	49
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12% 8/1/13 to 3/1/15	$ 1	$ 2
12.5% 2/1/10 to 6/1/19	9	10
13% 8/1/10 to 6/1/15	4	4
		341,657
Government National Mortgage Association - 5.1%
4.25% 7/20/34 (h)	566	585
5% 2/20/33 to 12/20/36	64,225	66,382
5% 8/20/39 (e)	500	513
5% 8/20/39 (e)	10,000	10,275
5% 9/21/39 (e)	10,000	10,223
5.5% 12/15/33 to 7/20/38	55,408	58,198
6% 12/15/10 to 1/15/36	100,259	106,602
6% 8/20/39 (e)(f)	22,000	23,092
6.5% 2/15/24 to 10/15/35	16,032	17,326
7% 10/15/26 to 8/15/32	87	94
7.5% 3/15/28 to 8/15/29	109	120
8% 7/15/19 to 12/15/23	1,011	1,110
8.5% 1/15/25	4	4
9% 12/15/09	0*	0*
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	72	83
		294,608
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,773,129)		1,833,250
Collateralized Mortgage Obligations - 12.7%

U.S. Government Agency - 12.7%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,143	1,233
Series 1993-207 Class H, 6.5% 11/25/23	16,696	18,041
Series 1993-240 Class PD, 6.25% 12/25/13	2,899	3,050
Series 1994-23:
Class PG, 6% 4/25/23	23	23
Class PZ, 6% 2/25/24	11,335	12,355
Series 1996-28 Class PK, 6.5% 7/25/25	3,175	3,433
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,137
Series 2006-45 Class OP, 6/25/36 (j)	5,105	4,204
Series 2006-62 Class KP, 4/25/36 (j)	10,940	8,769
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	$ 2,213	$ 2,438
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,838
Series 2003-22 Class IO, 6% 4/25/33 (i)	14,785	1,989
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,277
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	18,503	15,903
Series 384 Class 6, 5% 7/25/37 (i)	21,600	3,240
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.265% 8/25/31 (h)	522	528
Series 2002-49 Class FB, 0.8888% 11/18/31 (h)	788	786
Series 2002-60 Class FV, 1.285% 4/25/32 (h)	338	342
Series 2002-75 Class FA, 1.285% 11/25/32 (h)	692	701
Series 2007-36:
Class FB, 0.685% 4/25/37 (h)	32,090	31,356
Class FG, 0.685% 4/25/37 (h)	6,319	6,180
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	4,674	4,931
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,601
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,525
Series 2005-102 Class CO, 11/25/35 (j)	5,224	4,359
Series 2006-12 Class BO, 10/25/35 (j)	23,752	19,919
Series 2006-37 Class OW, 5/25/36 (j)	5,750	4,925
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	16,201	17,182
Series 2001-46 Class ZG, 6% 9/25/31	5,904	6,245
Series 2002-79 Class Z, 5.5% 11/25/22	12,495	13,060
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	10,317
Series 2004-3 Class BA, 4% 7/25/17	455	468
Series 2005-117, Class JN, 4.5% 1/25/36	645	631
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,940
Series 2007-36:
Class GO, 4/25/37 (j)	1,009	847
Class PO, 4/25/37 (j)	2,262	1,740
Class SB, 6.315% 4/25/37 (h)(i)(k)	29,379	3,483
Class SG, 6.315% 4/25/37 (h)(i)(k)	13,121	1,350
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	$ 528	$ 559
Series 3149 Class OD, 5/15/36 (j)	28,646	23,026
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,841	1,960
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (h)	1,017	1,027
planned amortization class Series 1681 Class PJ, 7% 12/15/23	3,582	3,662
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8881% 2/15/32 (h)	460	460
Series 2630 Class FL, 0.7881% 6/15/18 (h)	550	551
Series 3008 Class SM, 7/15/35 (h)	279	259
planned amortization class:
Series 1141 Class G, 9% 9/15/21	294	344
Series 1614 Class L, 6.5% 7/15/23	1,932	1,961
Series 2006-15 Class OP, 3/25/36 (j)	6,509	5,206
Series 2131 Class BG, 6% 3/15/29	38,830	41,122
Series 2356 Class GD, 6% 9/15/16	367	389
Series 2376 Class JE, 5.5% 11/15/16	2,621	2,749
Series 2381 Class OG, 5.5% 11/15/16	1,995	2,097
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,059
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,577
Series 2682 Class LD, 4.5% 10/15/33	777	784
Series 2802 Class OB, 6% 5/15/34	10,455	11,168
Series 2810 Class PD, 6% 6/15/33	995	1,052
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,442
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,446
Series 3077 Class TO, 4/15/35 (j)	14,228	11,623
Series 3110 Class OP, 9/15/35 (j)	13,436	11,078
Series 3119 Class PO, 2/15/36 (j)	16,354	13,080
Series 3121 Class KO, 3/15/36 (j)	5,362	4,482
Series 3123 Class LO, 3/15/36 (j)	10,626	8,549
Series 3145 Class GO, 4/15/36 (j)	9,520	7,652
Series 3151 Class PO, 5/15/36 (j)	10,330	8,387
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,965
Series 2570 Class CU, 4.5% 7/15/17	1,181	1,223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2574 Class HP, 5% 2/15/18	$ 42,150	$ 44,516
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,607
Series 2601 Class TB, 5.5% 4/15/23	869	899
Series 2611 Class CH, 4.5% 5/15/18	37,220	38,391
Series 2617 Class GW, 3.5% 6/15/16	413	412
Series 2677 Class BC, 4% 9/15/18	20,040	20,262
Series 2729 Class GB, 5% 1/15/19	9,255	9,783
Series 2770 Class TW, 4.5% 3/15/19	19,670	20,275
Series 2773 Class HC, 4.5% 4/15/19	704	724
Series 2809 Class UA, 4% 12/15/14	607	606
Series 2860 Class CP, 4% 10/15/17	1,204	1,232
Series 2874 Class BC, 5% 10/15/19	43,000	45,303
Series 2920 Class KC, 4.5% 5/15/19	44,385	46,190
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,077
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,157
Series 3013 Class VJ, 5% 1/15/14	1,438	1,506
Series 2769 Class BU, 5% 3/15/34	2,456	2,419
Series 2863 Class DB, 4% 9/15/14	1,081	1,106
Series 2957 Class SW, 5.7119% 4/15/35 (h)(i)	21,253	1,649
Series 3002 Class SN, 6.2119% 7/15/35 (h)(i)(k)	21,167	2,073
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	7,177	7,646
Series 2877 Class JC, 5% 10/15/34	1,167	1,212
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,597	3,906
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $694,285)		732,236
Cash Equivalents - 11.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) # (a) (Cost $644,498)	$ 644,509	$ 644,498
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $6,569,131)		6,718,260
NET OTHER ASSETS - (16.3)%		(940,248)
NET ASSETS - 100%		$ 5,778,012
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	(1,877)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(9,613)
Receive semi-annually a fixed rate equal to 1.6613% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2011	50,000	665
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	861
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	4,000	48
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	$ 13,445	$ 1,040
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	1,006
		$ 226,345	$ (7,870)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,595,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $321,672,000 or 5.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,774,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$644,498,000 due 8/03/09 at 0.21%
Banc of America Securities LLC	$ 644,498
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 644,498	$ -	$ 644,498	$ -
Collateralized Mortgage Obligations	732,236	-	732,236	-
U.S. Government Agency - Mortgage Securities	1,833,250	-	1,833,250	-
U.S. Government and Government Agency Obligations	3,508,276	-	3,503,373	4,903
Total Investments in Securities:	$ 6,718,260	$ -	$ 6,713,357	$ 4,903
Derivative Instruments:
Assets
Swap Agreements	$ 3,620	$ -	$ 3,620	$ -
Liabilities
Swap Agreements	$ (11,490)	$ -	$ (11,490)	$ -
Total Derivative Instruments:	$ (7,870)	$ -	$ (7,870)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,966)	$ -	$ (2,966)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	235
Cost of Purchases	-
Proceeds of Sales	(1,023)
Amortization/Accretion	(58)
Transfer in/out of Level 3	4,295
Ending Balance	$ 4,903
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (18)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 3,620	$ (11,490)
Total Value of Derivatives	$ 3,620	$ (11,490)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $630,084 and repurchase agreements of $644,498) - See accompanying schedule: Unaffiliated issuers (cost $6,569,131)		$ 6,718,260
Commitment to sell securities on a delayed delivery basis	$ (527,733)
Receivable for securities sold on a delayed delivery basis	524,767	(2,966)
Receivable for investments sold, regular delivery		71,800
Receivable for fund shares sold		9,179
Interest receivable		38,524
Unrealized appreciation on swap agreements		3,620
Other affiliated receivables		634
Other receivables		751
Total assets		6,839,802

Liabilities
Payable to custodian bank	$ 283
Payable for investments purchased Regular delivery	90,228
Delayed delivery	295,115
Payable for fund shares redeemed	15,963
Distributions payable	920
Unrealized depreciation on swap agreements	11,490
Accrued management fee	1,533
Distribution fees payable	309
Other affiliated payables	698
Other payables and accrued expenses	753
Collateral on securities loaned, at value	644,498
Total liabilities		1,061,790

Net Assets		$ 5,778,012
Net Assets consist of:
Paid in capital		$ 5,487,511
Undistributed net investment income		1,884
Accumulated undistributed net realized gain (loss) on investments		150,324
Net unrealized appreciation (depreciation) on investments		138,293
Net Assets		$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($436,555 ÷ 40,523 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($323,906 ÷ 30,069 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class B: Net Asset Value and offering price per share ($48,449 ÷ 4,498 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($130,863 ÷ 12,149 shares)A	$ 10.77

Government Income: Net Asset Value, offering price and redemption price per share ($4,637,779 ÷ 431,057 shares)	$ 10.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($200,460 ÷ 18,608 shares)	$ 10.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Interest		$ 308,612

Expenses
Management fee	$ 24,044
Transfer agent fees	8,414
Distribution fees	3,558
Fund wide operations fee	2,278
Independent trustees' compensation	29
Interest	19
Miscellaneous	39
Total expenses before reductions	38,381
Expense reductions	(113)	38,268
Net investment income		270,344
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	228,956
Futures contracts	7,560
Swap agreements	33,265
Total net realized gain (loss)		269,781
Change in net unrealized appreciation (depreciation) on: Investment securities	119,538
Swap agreements	(19,147)
Delayed delivery commitments	(4,539)
Total change in net unrealized appreciation (depreciation)		95,852
Net gain (loss)		365,633
Net increase (decrease) in net assets resulting from operations		$ 635,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 270,344	$ 337,289
Net realized gain (loss)	269,781	203,220
Change in net unrealized appreciation (depreciation)	95,852	61,605
Net increase (decrease) in net assets resulting from operations	635,977	602,114
Distributions to shareholders from net investment income	(271,454)	(333,995)
Distributions to shareholders from net realized gain	(88,360)	-
Total distributions	(359,814)	(333,995)
Share transactions - net increase (decrease)	(3,981,793)	1,973,783
Total increase (decrease) in net assets	(3,705,630)	2,241,902

Net Assets
Beginning of period	9,483,642	7,241,740
End of period (including undistributed net investment income of $1,884 and undistributed net investment income of $6,028, respectively)	$ 5,778,012	$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.356	.402	.311
Net realized and unrealized gain (loss)	.466	.387	.033
Total from investment operations	.822	.789	.344
Distributions from net investment income	(.352)	(.399)	(.314)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.77%	.81%	.78% A
Expenses net of all reductions	.77%	.80%	.77% A
Net investment income	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 437	$ 232	$ 145
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.357	.404	.306
Net realized and unrealized gain (loss)	.466	.387	.036
Total from investment operations	.823	.791	.342
Distributions from net investment income	(.353)	(.401)	(.312)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.76%	.78%	.79% A
Expenses net of all reductions	.76%	.78%	.79% A
Net investment income	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 236	$ 181
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.278	.329	.251
Net realized and unrealized gain (loss)	.467	.387	.037
Total from investment operations	.745	.716	.288
Distributions from net investment income	(.275)	(.326)	(.258)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50% A
Net investment income	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 41	$ 43
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.275	.326	.249
Net realized and unrealized gain (loss)	.468	.387	.033
Total from investment operations	.743	.713	.282
Distributions from net investment income	(.273)	(.323)	(.252)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.51%	1.53%	1.55% A
Net investment income	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 71	$ 39
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Income from Investment Operations
Net investment income B	.390	.438	.443	.429	.329
Net realized and unrealized gain (loss)	.476	.378	.068	(.274)	.097
Total from investment operations	.866	.816	.511	.155	.426
Distributions from net investment income	(.386)	(.436)	(.456)	(.405)	(.321)
Distributions from net realized gain	(.100)	-	(.005)	-	(.035)
Total distributions	(.486)	(.436)	(.461)	(.405)	(.356)
Net asset value, end of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Total Return A	8.49%	8.25%	5.22%	1.56%	4.24%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.58%
Expenses net of all reductions	.45%	.45%	.44%	.44%	.58%
Net investment income	3.65%	4.23%	4.42%	4.27%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,638	$ 8,154	$ 6,118	$ 5,331	$ 5,127
Portfolio turnover rate	380% D	269%	164% D	108%	114%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.385	.432	.329
Net realized and unrealized gain (loss)	.466	.388	.034
Total from investment operations	.851	.820	.363
Distributions from net investment income	(.381)	(.430)	(.333)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.51%	.51%	.53% A
Expenses net of all reductions	.51%	.51%	.53% A
Net investment income	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 200	$ 750	$ 715
Portfolio turnover rate	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009
(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 8, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For collateralized mortgage obligations, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 164,228
Unrealized depreciation	(29,761)
Net unrealized appreciation (depreciation)	$ 134,467

Undistributed ordinary income	$ 19,246
Undistributed long-term capital gain	$ 136,803

Cost for federal income tax purposes	$ 6,583,793

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 307,284	$ 333,995
Long-term Capital Gains	52,530	-
Total	$ 359,814	$ 333,995

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's

Annual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 7,560	$ -
Swap Agreements	33,265	(19,147)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 40,825	$ (19,147)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $7,560 for futures contracts and $33,265 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(19,147) for swap agreements.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 999	$ 52
Class T	0%	.25%	781	2
Class B	.65%	.25%	478	347
Class C	.75%	.25%	1,300	375
			$ 3,558	$ 776

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 125
Class T	22
Class B*	125
Class C*	49
$ 321

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 669.17
Class T	506.16
Class B	131.25
Class C	214.16
Government Income	6,172.10
Institutional Class	722.16
	$ 8,414

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,387.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $96,617. The weighted average interest rate was .78%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $65. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Government Income	46
Institutional Class	2
$ 48

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Class A	$ 13,006	$ 7,464
Class T	10,251	8,439
Class B	1,363	1,398
Class C	3,300	1,798
Government Income	226,663	288,379
Institutional Class	16,871	26,517
Total	$ 271,454	$ 333,995
From net realized gain
Class A	$ 2,833	$ -
Class T	2,506	-
Class B	436	-
Class C	907	-
Government Income	74,900	-
Institutional Class	6,778	-
Total	$ 88,360	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008	2009	2008
Class A
Shares sold	35,692	17,630	$ 380,999	$ 183,928
Issued in exchange for shares of Capital One U.S. Government Income fund	6,641	-	70,327	-
Reinvestment of distributions	1,253	653	13,436	6,798
Shares redeemed	(25,396)	(10,466)	(272,901)	(108,879)
Net increase (decrease)	18,190	7,817	$ 191,861	$ 81,847
Class T
Shares sold	23,887	15,236	$ 254,848	$ 158,292
Reinvestment of distributions	1,145	772	12,255	8,030
Shares redeemed	(17,656)	(11,375)	(189,289)	(118,003)
Net increase (decrease)	7,376	4,633	$ 77,814	$ 48,319
Class B
Shares sold	4,098	2,313	$ 43,522	$ 24,145
Reinvestment of distributions	135	108	1,442	1,126
Shares redeemed	(3,673)	(2,809)	(39,286)	(29,186)
Net increase (decrease)	560	(388)	$ 5,678	$ (3,915)

Annual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended July 31,	2009	2008	2009	2008
Class C
Shares sold	12,983	5,069	$ 137,496	$ 52,892
Reinvestment of distributions	275	114	2,940	1,185
Shares redeemed	(7,938)	(2,289)	(84,780)	(23,797)
Net increase (decrease)	5,320	2,894	$ 55,656	$ 30,280
Government Income
Shares sold	375,847	308,696	$ 3,997,128	$ 3,217,869
Reinvestment of distributions	27,412	27,173	291,319	282,009
Shares redeemed	(757,431)	(162,519)	(8,030,938)	(1,689,834)
Net increase (decrease)	(354,172)	173,350	$ (3,742,491)	$ 1,810,044
Institutional Class
Shares sold	21,256	30,491	$ 226,158	$ 316,702
Reinvestment of distributions	2,190	2,538	23,273	26,319
Shares redeemed	(76,962)	(32,353)	(819,742)	(335,813)
Net increase (decrease)	(53,516)	676	$ (570,311)	$ 7,208

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 8, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson, Mr. Curvey, and Mr. Kenneally oversee 171, 392, and 171 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Government Income Fund voted to pay to shareholders of record at the opening of business, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	09/14/09	09/11/09	$.295
Class T	09/14/09	09/11/09	$.295
Class B	09/14/09	09/11/09	$.295
Class C	09/14/09	09/11/09	$.295

A total of 21.95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2009, $153,019,773, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $123,945,800 of distributions paid during the period January 1, 2009 to July 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-UANN-0909
1.834241.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Institutional Class

Annual Report

July 31, 2009

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.32%	5.50%	6.08%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Institutional Class on July 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Government Income Fund: For the year, the fund's Institutional Class shares returned 8.32% and the Barclays Capital 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index gained 7.62%. Contributing to the fund's solid showing was an overweighting in mortgage-backed securities issued by government agencies, which recovered strongly in the second half of the period thanks to various government programs designed to shore up the housing market. Within the mortgage sector, security selection generally was favorable as well, with my focus on prepayment-resistant collateralized mortgage obligations and hybrid adjustable-rate mortgage securities - sectors not included in the index - aiding performance. Small out-of-benchmark investments in Treasury Inflation-Protected Securities also helped, because they generally outpaced conventional Treasuries when I held them. Security selection among conventional Treasuries was another plus, as my preference for "off-the-run" securities paid off. I bought these older issues at what I viewed as very cheap levels relative to newly issued "on-the-run" Treasuries, and they outperformed when the financial markets stabilized. The main disappointment during the period was that I didn't sell some Treasury bonds in December because, in hindsight, it's clear that they had become grossly overvalued at that point.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,015.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,015.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.50%
Actual		$ 1,000.00	$ 1,011.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class C	1.52%
Actual		$ 1,000.00	$ 1,011.40	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Government Income	.46%
Actual		$ 1,000.00	$ 1,016.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,016.40	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	2.3	1.9
Less than 1%	0.7	1.8
1 - 1.99%	15.4	5.4
2 - 2.99%	7.6	7.2
3 - 3.99%	8.1	8.1
4 - 4.99%	9.7	10.0
5 - 5.99%	28.3	27.1
6 - 6.99%	14.1	16.0
7% and over	4.1	8.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2009
6 months ago
Years	5.3	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	4.3	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Mortgage Securities 31.7%		Mortgage Securities 34.3%
	CMOs and Other Mortgage Related Securities 12.7%		CMOs and Other Mortgage Related Securities 11.3%
	U.S. Treasury Obligations 34.7%		U.S. Treasury Obligations 31.6%
	U.S. Government Agency Obligations† 26.0%		U.S. Government Agency Obligations 25.8%
	Short-Term Investments and Net Other Assets*** (5.1)%		Short-Term Investments and Net Other Assets*** (3.0)%
* Futures and Swaps	1.2%	** Futures and Swaps	3.0%
† Includes FDIC Guaranteed Corporate Securities
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 20.4%
Fannie Mae:
1.75% 3/23/11	$ 8,370	$ 8,460
1.75% 8/10/12	16,830	16,782
2.5% 5/15/14	7,739	7,640
2.75% 3/13/14	10,980	10,998
2.875% 10/12/10	58,835	60,324
4.75% 11/19/12	7,255	7,892
4.875% 5/18/12 (b)	53,750	58,363
6% 5/15/11	10,130	10,995
Federal Home Loan Bank:
1.625% 7/27/11	23,320	23,499
3.625% 9/16/11	3,000	3,144
3.625% 10/18/13 (b)	78,950	82,295
Freddie Mac:
1.625% 4/26/11	5,154	5,200
1.75% 6/15/12	102,572	102,348
2.125% 3/23/12 (b)	74,860	75,705
2.5% 4/23/14	12,390	12,282
4.875% 11/15/13	600	657
4.875% 6/13/18	17,225	18,716
5% 1/30/14	25,000	27,240
5% 2/16/17	41,000	44,933
5.125% 11/17/17 (b)	105,891	116,670
5.75% 1/15/12	73,906	81,449
6.875% 9/15/10	120,000	128,213
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	118,348
6.8% 2/15/12	23,235	23,813
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,604	4,903
6.99% 5/21/16	16,670	18,602
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,049
5.66% 9/15/11 (c)	18,000	19,595
5.685% 5/15/12	24,035	26,555
6.67% 9/15/09	3,500	3,526
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	$ 5,033	$ 5,218
Series 2002-20K Class 1, 5.08% 11/1/22	10,954	11,482
Series 2003-P10B, Class 1 5.136% 8/10/13	5,034	5,240
Series 2004-20H Class 1, 5.17% 8/1/24	3,093	3,257
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,580
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	3,940
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,181,913
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	57,916	60,504
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/18	54,540	53,092
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		113,596
U.S. Treasury Obligations - 32.7%
U.S. Treasury Bonds:
3.5% 2/15/39	24,565	21,230
4.25% 5/15/39	30,094	29,784
4.375% 2/15/38	35,860	36,196
5% 5/15/37	68,200	75,873
5.25% 2/15/29	16,538	18,587
6.125% 11/15/27	37,365	46,076
6.125% 8/15/29	20,127	25,033
6.25% 8/15/23	43,500	53,179
7.25% 5/15/16	132,937	166,805
7.5% 11/15/16	45,574	58,146
8% 11/15/21 (g)	14,605	20,219
9.875% 11/15/15	10,285	14,373
U.S. Treasury Notes:
0.875% 3/31/11	5,500	5,494
1% 7/31/11	257,128	256,485
1.25% 11/30/10	11,435	11,514
1.5% 7/15/12 (b)	60,008	59,839
1.75% 11/15/11	22,521	22,759
1.875% 6/15/12 (b)	165,910	167,375
1.875% 2/28/14	5,720	5,593
1.875% 4/30/14	75,909	73,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 11/30/13	$ 25,398	$ 25,120
2.25% 5/31/14	91,473	90,465
2.375% 8/31/10	9,861	10,055
2.625% 6/30/14 (b)	36,000	36,191
2.625% 4/30/16	72,291	70,213
3.125% 8/31/13	20,625	21,418
3.125% 9/30/13	18,130	18,814
3.125% 5/15/19 (b)	121,176	117,427
3.25% 7/31/16	112,788	113,493
3.375% 7/31/13	28,650	30,083
3.625% 5/15/13	19,440	20,591
3.75% 11/15/18	15,801	16,120
3.875% 5/15/18	46,250	47,768
4% 2/15/15	23,619	25,160
4.25% 11/15/17	27,475	29,218
4.5% 5/15/17	24,685	26,762
4.625% 8/31/11	593	635
4.625% 7/31/12	20	22
4.625% 11/15/16	8,000	8,756
4.75% 8/15/17	12,983	14,290
TOTAL U.S. TREASURY OBLIGATIONS		1,891,095
Other Government Related - 5.6%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,095
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (d)	18,670	18,724
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	86,998
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	32,884
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,082
2.125% 7/12/12 (FDIC Guaranteed) (d)	31,240	31,358
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,594
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	$ 24,070	$ 24,318
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,619
TOTAL OTHER GOVERNMENT RELATED		321,672
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,457,219)		3,508,276
U.S. Government Agency - Mortgage Securities - 31.7%

Fannie Mae - 20.7%
3.14% 7/1/35 (h)	2,082	2,134
3.206% 4/1/36 (h)	2,565	2,629
3.283% 3/1/35 (h)	328	336
3.29% 10/1/33 (h)	178	182
3.6% 10/1/33 (h)	437	447
3.715% 2/1/33 (h)	512	523
3.828% 7/1/35 (h)	1,890	1,936
4% 9/1/13 to 6/1/20	18,262	18,899
4.046% 3/1/35 (h)	97	100
4.209% 11/1/36 (h)	337	349
4.25% 7/1/34 (h)	237	244
4.253% 3/1/37 (h)	2,795	2,892
4.274% 7/1/35 (h)	1,771	1,826
4.275% 6/1/36 (h)	571	593
4.29% 3/1/33 (h)	175	182
4.299% 3/1/33 (h)	208	214
4.344% 10/1/33 (h)	496	512
4.421% 7/1/35 (h)	224	229
4.425% 3/1/35 (h)	790	813
4.5% 8/18/24 (e)	10,000	10,265
4.5% 8/18/24 (e)	33,000	33,874
4.533% 11/1/33 (h)	1,180	1,235
4.534% 10/1/33 (h)	367	375
4.621% 4/1/35 (h)	3,913	4,015
4.643% 7/1/35 (h)	808	838
4.649% 10/1/35 (h)	2,818	2,916
4.717% 11/1/35 (h)	4,063	4,241
4.727% 9/1/35 (h)	4,050	4,212
4.744% 2/1/34 (h)	155	161
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.787% 7/1/35 (h)	$ 3,141	$ 3,247
4.988% 2/1/34 (h)	4,797	5,013
4.996% 4/1/35 (h)	1,520	1,564
5% 6/1/14 to 6/1/39	245,953	253,613
5% 8/13/39 (e)(f)	7,000	7,169
5.003% 4/1/36 (h)	3,797	3,993
5.058% 9/1/34 (h)	526	538
5.072% 1/1/37 (h)	4,615	4,791
5.128% 7/1/35 (h)	5,241	5,451
5.152% 8/1/34 (h)	4,243	4,377
5.185% 3/1/35 (h)	324	335
5.261% 5/1/35 (h)	3,988	4,217
5.301% 12/1/34 (h)	721	737
5.344% 2/1/37 (h)	2,230	2,312
5.451% 8/1/36 (h)	4,898	5,181
5.5% 3/1/12 to 3/1/39	316,901	331,374
5.5% 8/18/24 (e)(f)	66,250	69,413
5.5% 8/1/39 (e)(f)	63,000	65,273
5.633% 2/1/36 (h)	2,313	2,431
5.773% 3/1/36 (h)	5,891	6,178
5.836% 6/1/35 (h)	1,496	1,583
5.848% 3/1/36 (h)	6,817	7,230
5.863% 5/1/36 (h)	2,162	2,268
5.87% 3/1/36 (h)	5,425	5,721
5.883% 12/1/36 (h)	3,489	3,697
5.992% 4/1/36 (h)	37,406	39,568
6% 4/1/12 to 8/1/37 (f)	167,185	177,511
6% 8/1/39 (e)(f)	5,000	5,240
6.106% 4/1/36 (h)	3,303	3,500
6.22% 3/1/37 (h)	1,268	1,345
6.223% 5/1/36 (h)	10,261	10,807
6.427% 8/1/36 (h)	25,575	27,125
6.5% 2/1/12 to 4/1/37	28,036	30,086
7% 7/1/13 to 7/1/32	4,332	4,759
7.5% 8/1/10 to 4/1/29	50	53
8.5% 1/1/15 to 7/1/31	385	420
9% 11/1/11 to 5/1/14	348	366
9.5% 11/15/09 to 10/1/20	443	497
11% 8/1/10	1	1
11.25% 5/1/14	4	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 748	$ 823
12.5% 8/1/15 to 3/1/16	1	1
		1,196,985
Freddie Mac - 5.9%
3.156% 2/1/34 (h)	433	442
3.478% 3/1/35 (h)	1,415	1,452
4% 5/1/19 to 11/1/20	19,794	20,487
4.034% 6/1/35 (h)	739	761
4.039% 9/1/36 (h)	2,617	2,690
4.448% 1/1/35 (h)	595	612
4.494% 5/1/35 (h)	1,400	1,451
4.5% 8/1/33	3,188	3,222
4.549% 4/1/35 (h)	4,957	5,119
4.703% 2/1/34 (h)	5,028	5,227
4.746% 3/1/35 (h)	2,171	2,220
4.791% 2/1/36 (h)	900	935
5% 3/1/18 to 6/1/38	56,115	58,924
5% 8/13/39 (e)	10,000	10,233
5.023% 4/1/35 (h)	394	413
5.103% 7/1/35 (h)	2,619	2,701
5.118% 6/1/35 (h)	2,141	2,255
5.251% 2/1/36 (h)	276	290
5.309% 3/1/33 (h)	92	95
5.486% 1/1/36 (h)	3,237	3,381
5.5% 8/1/14 to 7/1/36	69,964	73,998
5.5% 8/18/24 (e)(f)	47,500	49,701
5.522% 1/1/36 (h)	4,458	4,691
5.685% 10/1/35 (h)	989	1,046
5.737% 5/1/37 (h)	2,500	2,604
6% 7/1/16 to 9/1/38	29,787	31,696
6.078% 6/1/36 (h)	4,339	4,556
6.22% 7/1/36 (h)	2,461	2,588
6.5% 11/1/10 to 3/1/36	35,919	38,461
6.613% 1/1/37 (h)	7,059	7,473
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,195	1,286
8.5% 5/1/17 to 9/1/29	157	174
9% 11/1/10 to 10/1/20	33	36
9.5% 5/1/17 to 8/1/21	201	222
9.75% 8/1/14	121	133
10% 3/1/10 to 8/1/21	13	15
11% 8/1/13 to 5/1/14	44	49
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12% 8/1/13 to 3/1/15	$ 1	$ 2
12.5% 2/1/10 to 6/1/19	9	10
13% 8/1/10 to 6/1/15	4	4
		341,657
Government National Mortgage Association - 5.1%
4.25% 7/20/34 (h)	566	585
5% 2/20/33 to 12/20/36	64,225	66,382
5% 8/20/39 (e)	500	513
5% 8/20/39 (e)	10,000	10,275
5% 9/21/39 (e)	10,000	10,223
5.5% 12/15/33 to 7/20/38	55,408	58,198
6% 12/15/10 to 1/15/36	100,259	106,602
6% 8/20/39 (e)(f)	22,000	23,092
6.5% 2/15/24 to 10/15/35	16,032	17,326
7% 10/15/26 to 8/15/32	87	94
7.5% 3/15/28 to 8/15/29	109	120
8% 7/15/19 to 12/15/23	1,011	1,110
8.5% 1/15/25	4	4
9% 12/15/09	0*	0*
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	72	83
		294,608
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,773,129)		1,833,250
Collateralized Mortgage Obligations - 12.7%

U.S. Government Agency - 12.7%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,143	1,233
Series 1993-207 Class H, 6.5% 11/25/23	16,696	18,041
Series 1993-240 Class PD, 6.25% 12/25/13	2,899	3,050
Series 1994-23:
Class PG, 6% 4/25/23	23	23
Class PZ, 6% 2/25/24	11,335	12,355
Series 1996-28 Class PK, 6.5% 7/25/25	3,175	3,433
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,137
Series 2006-45 Class OP, 6/25/36 (j)	5,105	4,204
Series 2006-62 Class KP, 4/25/36 (j)	10,940	8,769
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	$ 2,213	$ 2,438
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,838
Series 2003-22 Class IO, 6% 4/25/33 (i)	14,785	1,989
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,277
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	18,503	15,903
Series 384 Class 6, 5% 7/25/37 (i)	21,600	3,240
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.265% 8/25/31 (h)	522	528
Series 2002-49 Class FB, 0.8888% 11/18/31 (h)	788	786
Series 2002-60 Class FV, 1.285% 4/25/32 (h)	338	342
Series 2002-75 Class FA, 1.285% 11/25/32 (h)	692	701
Series 2007-36:
Class FB, 0.685% 4/25/37 (h)	32,090	31,356
Class FG, 0.685% 4/25/37 (h)	6,319	6,180
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	4,674	4,931
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,601
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,525
Series 2005-102 Class CO, 11/25/35 (j)	5,224	4,359
Series 2006-12 Class BO, 10/25/35 (j)	23,752	19,919
Series 2006-37 Class OW, 5/25/36 (j)	5,750	4,925
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	16,201	17,182
Series 2001-46 Class ZG, 6% 9/25/31	5,904	6,245
Series 2002-79 Class Z, 5.5% 11/25/22	12,495	13,060
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	10,317
Series 2004-3 Class BA, 4% 7/25/17	455	468
Series 2005-117, Class JN, 4.5% 1/25/36	645	631
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,940
Series 2007-36:
Class GO, 4/25/37 (j)	1,009	847
Class PO, 4/25/37 (j)	2,262	1,740
Class SB, 6.315% 4/25/37 (h)(i)(k)	29,379	3,483
Class SG, 6.315% 4/25/37 (h)(i)(k)	13,121	1,350
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	$ 528	$ 559
Series 3149 Class OD, 5/15/36 (j)	28,646	23,026
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,841	1,960
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.2125% 2/15/24 (h)	1,017	1,027
planned amortization class Series 1681 Class PJ, 7% 12/15/23	3,582	3,662
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8881% 2/15/32 (h)	460	460
Series 2630 Class FL, 0.7881% 6/15/18 (h)	550	551
Series 3008 Class SM, 7/15/35 (h)	279	259
planned amortization class:
Series 1141 Class G, 9% 9/15/21	294	344
Series 1614 Class L, 6.5% 7/15/23	1,932	1,961
Series 2006-15 Class OP, 3/25/36 (j)	6,509	5,206
Series 2131 Class BG, 6% 3/15/29	38,830	41,122
Series 2356 Class GD, 6% 9/15/16	367	389
Series 2376 Class JE, 5.5% 11/15/16	2,621	2,749
Series 2381 Class OG, 5.5% 11/15/16	1,995	2,097
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,059
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,577
Series 2682 Class LD, 4.5% 10/15/33	777	784
Series 2802 Class OB, 6% 5/15/34	10,455	11,168
Series 2810 Class PD, 6% 6/15/33	995	1,052
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,442
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,446
Series 3077 Class TO, 4/15/35 (j)	14,228	11,623
Series 3110 Class OP, 9/15/35 (j)	13,436	11,078
Series 3119 Class PO, 2/15/36 (j)	16,354	13,080
Series 3121 Class KO, 3/15/36 (j)	5,362	4,482
Series 3123 Class LO, 3/15/36 (j)	10,626	8,549
Series 3145 Class GO, 4/15/36 (j)	9,520	7,652
Series 3151 Class PO, 5/15/36 (j)	10,330	8,387
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,965
Series 2570 Class CU, 4.5% 7/15/17	1,181	1,223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2574 Class HP, 5% 2/15/18	$ 42,150	$ 44,516
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,607
Series 2601 Class TB, 5.5% 4/15/23	869	899
Series 2611 Class CH, 4.5% 5/15/18	37,220	38,391
Series 2617 Class GW, 3.5% 6/15/16	413	412
Series 2677 Class BC, 4% 9/15/18	20,040	20,262
Series 2729 Class GB, 5% 1/15/19	9,255	9,783
Series 2770 Class TW, 4.5% 3/15/19	19,670	20,275
Series 2773 Class HC, 4.5% 4/15/19	704	724
Series 2809 Class UA, 4% 12/15/14	607	606
Series 2860 Class CP, 4% 10/15/17	1,204	1,232
Series 2874 Class BC, 5% 10/15/19	43,000	45,303
Series 2920 Class KC, 4.5% 5/15/19	44,385	46,190
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,077
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,157
Series 3013 Class VJ, 5% 1/15/14	1,438	1,506
Series 2769 Class BU, 5% 3/15/34	2,456	2,419
Series 2863 Class DB, 4% 9/15/14	1,081	1,106
Series 2957 Class SW, 5.7119% 4/15/35 (h)(i)	21,253	1,649
Series 3002 Class SN, 6.2119% 7/15/35 (h)(i)(k)	21,167	2,073
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	7,177	7,646
Series 2877 Class JC, 5% 10/15/34	1,167	1,212
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,597	3,906
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $694,285)		732,236
Cash Equivalents - 11.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) # (a) (Cost $644,498)	$ 644,509	$ 644,498
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $6,569,131)		6,718,260
NET OTHER ASSETS - (16.3)%		(940,248)
NET ASSETS - 100%		$ 5,778,012
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	(1,877)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(9,613)
Receive semi-annually a fixed rate equal to 1.6613% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2011	50,000	665
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	861
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	4,000	48
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	$ 13,445	$ 1,040
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	1,006
		$ 226,345	$ (7,870)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,595,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $321,672,000 or 5.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,774,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$644,498,000 due 8/03/09 at 0.21%
Banc of America Securities LLC	$ 644,498
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 644,498	$ -	$ 644,498	$ -
Collateralized Mortgage Obligations	732,236	-	732,236	-
U.S. Government Agency - Mortgage Securities	1,833,250	-	1,833,250	-
U.S. Government and Government Agency Obligations	3,508,276	-	3,503,373	4,903
Total Investments in Securities:	$ 6,718,260	$ -	$ 6,713,357	$ 4,903
Derivative Instruments:
Assets
Swap Agreements	$ 3,620	$ -	$ 3,620	$ -
Liabilities
Swap Agreements	$ (11,490)	$ -	$ (11,490)	$ -
Total Derivative Instruments:	$ (7,870)	$ -	$ (7,870)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,966)	$ -	$ (2,966)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	235
Cost of Purchases	-
Proceeds of Sales	(1,023)
Amortization/Accretion	(58)
Transfer in/out of Level 3	4,295
Ending Balance	$ 4,903
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (18)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 3,620	$ (11,490)
Total Value of Derivatives	$ 3,620	$ (11,490)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $630,084 and repurchase agreements of $644,498) - See accompanying schedule: Unaffiliated issuers (cost $6,569,131)		$ 6,718,260
Commitment to sell securities on a delayed delivery basis	$ (527,733)
Receivable for securities sold on a delayed delivery basis	524,767	(2,966)
Receivable for investments sold, regular delivery		71,800
Receivable for fund shares sold		9,179
Interest receivable		38,524
Unrealized appreciation on swap agreements		3,620
Other affiliated receivables		634
Other receivables		751
Total assets		6,839,802

Liabilities
Payable to custodian bank	$ 283
Payable for investments purchased Regular delivery	90,228
Delayed delivery	295,115
Payable for fund shares redeemed	15,963
Distributions payable	920
Unrealized depreciation on swap agreements	11,490
Accrued management fee	1,533
Distribution fees payable	309
Other affiliated payables	698
Other payables and accrued expenses	753
Collateral on securities loaned, at value	644,498
Total liabilities		1,061,790

Net Assets		$ 5,778,012
Net Assets consist of:
Paid in capital		$ 5,487,511
Undistributed net investment income		1,884
Accumulated undistributed net realized gain (loss) on investments		150,324
Net unrealized appreciation (depreciation) on investments		138,293
Net Assets		$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($436,555 ÷ 40,523 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($323,906 ÷ 30,069 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class B: Net Asset Value and offering price per share ($48,449 ÷ 4,498 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($130,863 ÷ 12,149 shares)A	$ 10.77

Government Income: Net Asset Value, offering price and redemption price per share ($4,637,779 ÷ 431,057 shares)	$ 10.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($200,460 ÷ 18,608 shares)	$ 10.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Interest		$ 308,612

Expenses
Management fee	$ 24,044
Transfer agent fees	8,414
Distribution fees	3,558
Fund wide operations fee	2,278
Independent trustees' compensation	29
Interest	19
Miscellaneous	39
Total expenses before reductions	38,381
Expense reductions	(113)	38,268
Net investment income		270,344
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	228,956
Futures contracts	7,560
Swap agreements	33,265
Total net realized gain (loss)		269,781
Change in net unrealized appreciation (depreciation) on: Investment securities	119,538
Swap agreements	(19,147)
Delayed delivery commitments	(4,539)
Total change in net unrealized appreciation (depreciation)		95,852
Net gain (loss)		365,633
Net increase (decrease) in net assets resulting from operations		$ 635,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 270,344	$ 337,289
Net realized gain (loss)	269,781	203,220
Change in net unrealized appreciation (depreciation)	95,852	61,605
Net increase (decrease) in net assets resulting from operations	635,977	602,114
Distributions to shareholders from net investment income	(271,454)	(333,995)
Distributions to shareholders from net realized gain	(88,360)	-
Total distributions	(359,814)	(333,995)
Share transactions - net increase (decrease)	(3,981,793)	1,973,783
Total increase (decrease) in net assets	(3,705,630)	2,241,902

Net Assets
Beginning of period	9,483,642	7,241,740
End of period (including undistributed net investment income of $1,884 and undistributed net investment income of $6,028, respectively)	$ 5,778,012	$ 9,483,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.356	.402	.311
Net realized and unrealized gain (loss)	.466	.387	.033
Total from investment operations	.822	.789	.344
Distributions from net investment income	(.352)	(.399)	(.314)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.77%	.81%	.78% A
Expenses net of all reductions	.77%	.80%	.77% A
Net investment income	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 437	$ 232	$ 145
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.357	.404	.306
Net realized and unrealized gain (loss)	.466	.387	.036
Total from investment operations	.823	.791	.342
Distributions from net investment income	(.353)	(.401)	(.312)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.76%	.78%	.79% A
Expenses net of all reductions	.76%	.78%	.79% A
Net investment income	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 236	$ 181
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.278	.329	.251
Net realized and unrealized gain (loss)	.467	.387	.037
Total from investment operations	.745	.716	.288
Distributions from net investment income	(.275)	(.326)	(.258)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.50%	1.50%	1.50% A
Net investment income	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 41	$ 43
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.275	.326	.249
Net realized and unrealized gain (loss)	.468	.387	.033
Total from investment operations	.743	.713	.282
Distributions from net investment income	(.273)	(.323)	(.252)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.51%	1.53%	1.55% A
Net investment income	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 71	$ 39
Portfolio turnover rate	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Income from Investment Operations
Net investment income B	.390	.438	.443	.429	.329
Net realized and unrealized gain (loss)	.476	.378	.068	(.274)	.097
Total from investment operations	.866	.816	.511	.155	.426
Distributions from net investment income	(.386)	(.436)	(.456)	(.405)	(.321)
Distributions from net realized gain	(.100)	-	(.005)	-	(.035)
Total distributions	(.486)	(.436)	(.461)	(.405)	(.356)
Net asset value, end of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Total Return A	8.49%	8.25%	5.22%	1.56%	4.24%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.58%
Expenses net of all reductions	.45%	.45%	.44%	.44%	.58%
Net investment income	3.65%	4.23%	4.42%	4.27%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,638	$ 8,154	$ 6,118	$ 5,331	$ 5,127
Portfolio turnover rate	380% D	269%	164% D	108%	114%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.385	.432	.329
Net realized and unrealized gain (loss)	.466	.388	.034
Total from investment operations	.851	.820	.363
Distributions from net investment income	(.381)	(.430)	(.333)
Distributions from net realized gain	(.100)	-	-
Total distributions	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.51%	.51%	.53% A
Expenses net of all reductions	.51%	.51%	.53% A
Net investment income	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 200	$ 750	$ 715
Portfolio turnover rate	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009
(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 8, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For collateralized mortgage obligations, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 164,228
Unrealized depreciation	(29,761)
Net unrealized appreciation (depreciation)	$ 134,467

Undistributed ordinary income	$ 19,246
Undistributed long-term capital gain	$ 136,803

Cost for federal income tax purposes	$ 6,583,793

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 307,284	$ 333,995
Long-term Capital Gains	52,530	-
Total	$ 359,814	$ 333,995

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's

Annual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 7,560	$ -
Swap Agreements	33,265	(19,147)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 40,825	$ (19,147)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $7,560 for futures contracts and $33,265 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(19,147) for swap agreements.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 999	$ 52
Class T	0%	.25%	781	2
Class B	.65%	.25%	478	347
Class C	.75%	.25%	1,300	375
			$ 3,558	$ 776

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 125
Class T	22
Class B*	125
Class C*	49
$ 321

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 669.17
Class T	506.16
Class B	131.25
Class C	214.16
Government Income	6,172.10
Institutional Class	722.16
	$ 8,414

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,387.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $96,617. The weighted average interest rate was .78%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $65. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Government Income	46
Institutional Class	2
$ 48

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Class A	$ 13,006	$ 7,464
Class T	10,251	8,439
Class B	1,363	1,398
Class C	3,300	1,798
Government Income	226,663	288,379
Institutional Class	16,871	26,517
Total	$ 271,454	$ 333,995
From net realized gain
Class A	$ 2,833	$ -
Class T	2,506	-
Class B	436	-
Class C	907	-
Government Income	74,900	-
Institutional Class	6,778	-
Total	$ 88,360	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008	2009	2008
Class A
Shares sold	35,692	17,630	$ 380,999	$ 183,928
Issued in exchange for shares of Capital One U.S. Government Income fund	6,641	-	70,327	-
Reinvestment of distributions	1,253	653	13,436	6,798
Shares redeemed	(25,396)	(10,466)	(272,901)	(108,879)
Net increase (decrease)	18,190	7,817	$ 191,861	$ 81,847
Class T
Shares sold	23,887	15,236	$ 254,848	$ 158,292
Reinvestment of distributions	1,145	772	12,255	8,030
Shares redeemed	(17,656)	(11,375)	(189,289)	(118,003)
Net increase (decrease)	7,376	4,633	$ 77,814	$ 48,319
Class B
Shares sold	4,098	2,313	$ 43,522	$ 24,145
Reinvestment of distributions	135	108	1,442	1,126
Shares redeemed	(3,673)	(2,809)	(39,286)	(29,186)
Net increase (decrease)	560	(388)	$ 5,678	$ (3,915)

Annual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended July 31,	2009	2008	2009	2008
Class C
Shares sold	12,983	5,069	$ 137,496	$ 52,892
Reinvestment of distributions	275	114	2,940	1,185
Shares redeemed	(7,938)	(2,289)	(84,780)	(23,797)
Net increase (decrease)	5,320	2,894	$ 55,656	$ 30,280
Government Income
Shares sold	375,847	308,696	$ 3,997,128	$ 3,217,869
Reinvestment of distributions	27,412	27,173	291,319	282,009
Shares redeemed	(757,431)	(162,519)	(8,030,938)	(1,689,834)
Net increase (decrease)	(354,172)	173,350	$ (3,742,491)	$ 1,810,044
Institutional Class
Shares sold	21,256	30,491	$ 226,158	$ 316,702
Reinvestment of distributions	2,190	2,538	23,273	26,319
Shares redeemed	(76,962)	(32,353)	(819,742)	(335,813)
Net increase (decrease)	(53,516)	676	$ (570,311)	$ 7,208

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 8, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson, Mr. Curvey, and Mr. Kenneally oversee 171, 392, and 171 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Government Income Fund voted to pay on September 14, 2009, to shareholders of record at the opening of business on September 11, 2009, a distribution of $.295 per share derived from capital gains realized from sales of portfolio securities.

A total of 21.95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2009, $153,019,773, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $123,945,800 of distributions paid during the period January 1, 2009 to July 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-UANN-0909
1.834231.102

Fidelity Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2016	-4.82%	-3.46%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2016, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2018	-5.81%	-4.33%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2018, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2020	-6.76%	-5.15%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2020, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2022	-7.30%	-5.59%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2022, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2024	-7.87%	-5.95%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2024, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2026	-8.34%	-6.42%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2026, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2028	-8.69%	-6.70%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2028, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2030	-8.99%	-6.95%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2030, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2032	-9.43%	-7.29%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2032, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2034	-9.98%	-7.74%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2034, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2036	-10.48%	-8.06%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2036, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2038	-11.02%	-12.25%

A From December 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2038, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2040	-11.19%	-12.37%

A From December 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2040, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Income Replacement 2042	-11.18%	-12.41%

A From December 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Income Replacement 2042, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Battered by the effects of a global credit crisis for much of the year ending July 31, 2009, equities were aided by early signs of a healing economy during the final months of the annual period. As a succession of large financial institutions around the world collapsed or were forced into mergers or government conservatorship, harried investors relinquished riskier assets in a massive flight to quality through late winter. By March, however, as unprecedented government fiscal and monetary interventions around the world took root, signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, valuations started to return to normal trading ranges and investors began to whet their appetite for risk. Against this improving backdrop, major equity indexes posted significant gains in March and April, and the uptrend continued through the end of the period. For the year overall, though, the Standard & Poor's 500SM Index declined 19.96%, while the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62%. Meanwhile, the technology-heavy Nasdaq Composite® Index posted a 14.05% loss. Global equities outside of the U.S. and Canada - as measured by the MSCI® EAFE® Index (Europe, Australasia, Far East) - fared worse than their domestic counterparts, due in large part to a strengthening dollar, and the index dropped 22.48%. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - gaining 7.85% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bill Index, posting a 0.87% return. High-yield bonds, which had suffered greatly amid the flight to quality, made a strong comeback during the second half of the period, with the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finishing the year up 4.55%.

Comments from Jonathan Shelon, Co-Portfolio Manager of Fidelity Income Replacement FundsSM, and Andrew Dierdorf, who became Co-Portfolio Manager of the Funds on June 1, 2009: Over the past year, the Income Replacement Funds, or IRFs, struggled during the crushing bear market of the period's first seven months, but then rebounded sharply in the closing months as the markets rallied. In spite of this welcome uptick, however, returns for all 14 of the IRFs remained in negative territory for the full 12-month reporting period, with absolute losses ranging from the mid-single digits for the shorter-dated and most-conservatively positioned 2016 portfolio to the low-double digits for the longer-dated and more equity-heavy 2042 portfolio. From an asset allocation point of view, the Funds' investments in the equity, fixed income and short-term instruments asset classes all underperformed their respective benchmarks for the full 12-month period, although returns for each improved markedly during the final five months. (For specific portfolio results on each of the IRFs, please refer to the performance section of this shareholder report.)

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,133.80	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,132.40	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,129.60	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,135.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,135.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,150.60	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,149.20	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,146.30	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,152.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,152.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,162.70	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,161.40	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,158.30	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,164.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,164.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.28%
Actual		$ 1,000.00	$ 1,171.20	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40
Class T	.52%
Actual		$ 1,000.00	$ 1,169.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Class C	1.02%
Actual		$ 1,000.00	$ 1,166.50	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Income Replacement 2022	.03%
Actual		$ 1,000.00	$ 1,172.50	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Institutional Class	.03%
Actual		$ 1,000.00	$ 1,172.20	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,177.20	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,175.70	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,172.80	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,179.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,178.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,181.80	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,180.40	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,177.60	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,183.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,183.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,186.40	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,185.10	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,182.10	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,191.10	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,190.00	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,186.70	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,192.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,192.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,195.80	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,194.10	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,191.20	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,197.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,197.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.27%
Actual		$ 1,000.00	$ 1,200.40	$ 1.47
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35
Class T	.52%
Actual		$ 1,000.00	$ 1,198.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Class C	1.03%
Actual		$ 1,000.00	$ 1,195.70	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Income Replacement 2034	.02%
Actual		$ 1,000.00	$ 1,201.70	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10
Institutional Class	.02%
Actual		$ 1,000.00	$ 1,201.70	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,206.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,204.40	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,201.60	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,207.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,207.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,213.00	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,211.40	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,208.30	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,214.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,214.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,217.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,215.70	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,212.60	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,218.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,218.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,220.40	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,218.80	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,216.00	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,221.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,221.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.4	3.7
Fidelity Disciplined Equity Fund	3.6	3.8
Fidelity Equity-Income Fund	3.6	3.6
Fidelity Large Cap Core Enhanced Index Fund	5.8	5.9
Fidelity Series 100 Index Fund	4.3	4.3
Fidelity Series Broad Market Opportunities Fund	5.8	6.1
Fidelity Series Small Cap Opportunities Fund	2.4	2.5
	28.9	29.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.8	3.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.6	1.0
Fidelity Strategic Income Fund	0.5	1.1
	1.1	2.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.8
Fidelity Strategic Real Return Fund	8.0	7.5
Fidelity Total Bond Fund	23.8	23.7
	39.6	39.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.7	13.1
Fidelity Short-Term Bond Fund	13.9	12.9
	27.6	26.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	28.9%
International Equity Funds	2.8%
High Yield Fixed-Income Funds	1.1%
Investment Grade Fixed-Income Funds	39.6%
Short-Term Funds	27.6%

Six months ago
Domestic Equity Funds	29.9%
International Equity Funds	3.0%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	39.0%
Short-Term Funds	26.0%

Expected
Domestic Equity Funds	26.5%
International Equity Funds	2.5%
High Yield Fixed-Income Funds	0%
Investment Grade Fixed-Income Funds	40.7%
Short-Term Funds	30.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 31.7%
	Shares	Value
Domestic Equity Funds - 28.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	24,608	$ 313,997
Fidelity Disciplined Equity Fund	17,390	327,287
Fidelity Equity-Income Fund	9,545	330,847
Fidelity Large Cap Core Enhanced Index Fund	75,131	523,665
Fidelity Series 100 Index Fund	54,506	392,445
Fidelity Series Broad Market Opportunities Fund	71,847	528,793
Fidelity Series Small Cap Opportunities Fund	31,150	215,870
TOTAL DOMESTIC EQUITY FUNDS		2,632,904
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class	9,437	258,676
TOTAL EQUITY FUNDS (Cost $3,739,590)		2,891,580
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 1.1%
Fidelity Capital & Income Fund	6,856	51,216
Fidelity Strategic Income Fund	4,827	49,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,552

	Shares	Value
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Government Income Fund	65,684	$ 706,762
Fidelity Strategic Real Return Fund	92,452	726,674
Fidelity Total Bond Fund	213,368	2,172,087
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,605,523
TOTAL FIXED-INCOME FUNDS (Cost $3,817,614)		3,706,075
Short-Term Funds - 27.6%

Fidelity Institutional Money Market Portfolio Institutional Class	1,251,621	1,251,621
Fidelity Short-Term Bond Fund	154,876	1,263,785
TOTAL SHORT-TERM FUNDS (Cost $2,550,431)		2,515,406
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,107,635)		$ 9,113,061
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $11,321 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $129,169 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $10,107,635) - See accompanying schedule		$ 9,113,061
Cash		10
Receivable for investments sold		6,883
Receivable for fund shares sold		10,000
Total assets		9,129,954

Liabilities
Payable for investments purchased	$ 6,235
Payable for fund shares redeemed	11,027
Distribution fees payable	1,690
Total liabilities		18,952

Net Assets		$ 9,111,002
Net Assets consist of:
Paid in capital		$ 10,443,243
Undistributed net investment income		3,271
Accumulated undistributed net realized gain (loss) on investments		(340,938)
Net unrealized appreciation (depreciation) on investments		(994,574)
Net Assets		$ 9,111,002
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,598,507 ÷ 59,565.8 shares)		$ 43.62

Maximum offering price per share (100/94.25 of $43.62)		$ 46.28
Class T: Net Asset Value and redemption price per share ($498,908 ÷ 11,436.5 shares)		$ 43.62

Maximum offering price per share (100/96.50 of $43.62)		$ 45.20

Class C: Net Asset Value and offering price per share ($1,171,060 ÷ 26,852.3 shares) A		$ 43.61

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,733,425 ÷ 108,479.6 shares)		$ 43.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,102 ÷ 2,500.3 shares)		$ 43.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 246,536

Expenses
Distribution fees	$ 20,588
Independent trustees' compensation	30
Total expenses before reductions	20,618
Expense reductions	(30)	20,588
Net investment income (loss)		225,948
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(303,503)
Capital gain distributions from underlying funds	56,992	(246,511)
Change in net unrealized appreciation (depreciation) on underlying funds		(503,116)
Net gain (loss)		(749,627)
Net increase (decrease) in net assets resulting from operations		$ (523,679)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,948	$ 148,274
Net realized gain (loss)	(246,511)	8,520
Change in net unrealized appreciation (depreciation)	(503,116)	(491,458)
Net increase (decrease) in net assets resulting from operations	(523,679)	(334,664)
Distributions to shareholders from net investment income	(225,878)	(143,445)
Distributions to shareholders from net realized gain	(82,246)	(12,923)
Total distributions	(308,124)	(156,368)
Share transactions - net increase (decrease)	396,145	10,037,692
Total increase (decrease) in net assets	(435,658)	9,546,660

Net Assets
Beginning of period	9,546,660	-
End of period (including undistributed net investment income of $3,271 and undistributed net investment income of $4,829, respectively)	$ 9,111,002	$ 9,546,660

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.118	1.233
Net realized and unrealized gain (loss)	(3.686)	(2.204)
Total from investment operations	(2.568)	(.971)
Distributions from net investment income	(1.132)	(1.129)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.572)	(1.269)
Net asset value, end of period	$ 43.62	$ 47.76
Total Return B, C, D	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,599	$ 2,214
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.025	1.128
Net realized and unrealized gain (loss)	(3.690)	(2.219)
Total from investment operations	(2.665)	(1.091)
Distributions from net investment income	(1.025)	(1.019)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.465)	(1.159)
Net asset value, end of period	$ 43.62	$ 47.75
Total Return B, C, D	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 499	$ 673
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.822	.904
Net realized and unrealized gain (loss)	(3.689)	(2.227)
Total from investment operations	(2.867)	(1.323)
Distributions from net investment income	(.813)	(.807)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.253)	(.947)
Net asset value, end of period	$ 43.61	$ 47.73
Total Return B, C, D	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,171	$ 1,595
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.231	1.356
Net realized and unrealized gain (loss)	(3.692)	(2.217)
Total from investment operations	(2.461)	(.861)
Distributions from net investment income	(1.239)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.679)	(1.369)
Net asset value, end of period	$ 43.63	$ 47.77
Total Return B, C	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,733	$ 4,880
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.235	1.370
Net realized and unrealized gain (loss)	(3.686)	(2.231)
Total from investment operations	(2.451)	(.861)
Distributions from net investment income	(1.239)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.679)	(1.369)
Net asset value, end of period	$ 43.64	$ 47.77
Total Return B, C	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 184
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.3
Fidelity Disciplined Equity Fund	4.3	4.4
Fidelity Equity-Income Fund	4.4	4.2
Fidelity Large Cap Core Enhanced Index Fund	6.9	6.8
Fidelity Series 100 Index Fund	5.1	5.0
Fidelity Series Broad Market Opportunities Fund	7.0	7.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	34.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.8	3.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.4
Fidelity Strategic Income Fund	1.3	1.5
	2.7	2.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.3
Fidelity Strategic Real Return Fund	7.3	7.0
Fidelity Total Bond Fund	21.9	22.4
	36.3	36.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.2	10.9
Fidelity Short-Term Bond Fund	11.4	10.9
	22.6	21.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	34.6%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.3%
Short-Term Funds	22.6%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	21.8%

Expected
Domestic Equity Funds	32.6%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.2%
Short-Term Funds	24.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 38.4%
	Shares	Value
Domestic Equity Funds - 34.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,540	$ 198,289
Fidelity Disciplined Equity Fund	10,969	206,433
Fidelity Equity-Income Fund	6,049	209,660
Fidelity Large Cap Core Enhanced Index Fund	47,387	330,287
Fidelity Series 100 Index Fund	34,397	247,655
Fidelity Series Broad Market Opportunities Fund	45,516	334,994
Fidelity Series Small Cap Opportunities Fund	19,777	137,058
TOTAL DOMESTIC EQUITY FUNDS		1,664,376
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,708	183,856
TOTAL EQUITY FUNDS (Cost $2,505,058)		1,848,232
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	8,947	66,836
Fidelity Strategic Income Fund	6,276	64,143
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,979

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund	31,791	$ 342,071
Fidelity Strategic Real Return Fund	44,879	352,749
Fidelity Total Bond Fund	103,523	1,053,865
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,748,685
TOTAL FIXED-INCOME FUNDS (Cost $1,952,094)		1,879,664
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	541,478	541,478
Fidelity Short-Term Bond Fund	67,071	547,296
TOTAL SHORT-TERM FUNDS (Cost $1,105,996)		1,088,774
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,563,148)		$ 4,816,670
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $123,548 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $322,305 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $5,563,148) - See accompanying schedule		$ 4,816,670
Receivable for investments sold		2
Total assets		4,816,672

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	314
Total liabilities		316

Net Assets		$ 4,816,356
Net Assets consist of:
Paid in capital		$ 6,156,335
Undistributed net investment income		1,783
Accumulated undistributed net realized gain (loss) on investments		(595,284)
Net unrealized appreciation (depreciation) on investments		(746,478)
Net Assets		$ 4,816,356
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($833,405 ÷ 19,466.4 shares)		$ 42.81

Maximum offering price per share (100/94.25 of $42.81)		$ 45.42
Class T: Net Asset Value and redemption price per share ($90,993 ÷ 2,124.4 shares)		$ 42.83

Maximum offering price per share (100/96.50 of $42.83)		$ 44.38

Class C: Net Asset Value and offering price per share ($130,656 ÷ 3,052.5 shares) A		$ 42.80

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,434,960 ÷ 80,218.5 shares)		$ 42.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($326,342 ÷ 7,620.5 shares)		$ 42.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 152,095

Expenses
Distribution fees	$ 5,422
Independent trustees' compensation	19
Total expenses before reductions	5,441
Expense reductions	(19)	5,422
Net investment income (loss)		146,673
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(568,784)
Capital gain distributions from underlying funds	34,499	(534,285)
Change in net unrealized appreciation (depreciation) on underlying funds		(337,001)
Net gain (loss)		(871,286)
Net increase (decrease) in net assets resulting from operations		$ (724,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,673	$ 108,858
Net realized gain (loss)	(534,285)	8,519
Change in net unrealized appreciation (depreciation)	(337,001)	(409,477)
Net increase (decrease) in net assets resulting from operations	(724,613)	(292,100)
Distributions to shareholders from net investment income	(148,470)	(105,276)
Distributions to shareholders from net realized gain	(55,239)	(8,128)
Total distributions	(203,709)	(113,404)
Share transactions - net increase (decrease)	(1,262,213)	7,412,395
Total increase (decrease) in net assets	(2,190,535)	7,006,891

Net Assets
Beginning of period	7,006,891	-
End of period (including undistributed net investment income of $1,783 and undistributed net investment income of $3,581, respectively)	$ 4,816,356	$ 7,006,891

Financial Highlights - Class A

Years ended July 31,

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.092	1.163
Net realized and unrealized gain (loss)	(4.138)	(2.454)
Total from investment operations	(3.046)	(1.291)
Distributions from net investment income	(1.124)	(1.119)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.604)	(1.249)
Net asset value, end of period	$ 42.81	$ 47.46
Total ReturnB,C,D	(6.06)%	(2.68)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833	$ 1,107
Portfolio turnover rate	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.989	1.075
Net realized and unrealized gain (loss)	(4.128)	(2.483)
Total from investment operations	(3.139)	(1.408)
Distributions from net investment income	(1.011)	(1.002)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.491)	(1.132)
Net asset value, end of period	$ 42.83	$ 47.46
Total Return B, C, D	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 154
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.786	.836
Net realized and unrealized gain (loss)	(4.122)	(2.476)
Total from investment operations	(3.336)	(1.640)
Distributions from net investment income	(.794)	(.820)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.274)	(.950)
Net asset value, end of period	$ 42.80	$ 47.41
Total Return B, C, D	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 365
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.202	1.280
Net realized and unrealized gain (loss)	(4.138)	(2.469)
Total from investment operations	(2.936)	(1.189)
Distributions from net investment income	(1.224)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.704)	(1.351)
Net asset value, end of period	$ 42.82	$ 47.46
Total Return B, C	(5.81)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,435	$ 5,167
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.175	1.295
Net realized and unrealized gain (loss)	(4.121)	(2.474)
Total from investment operations	(2.946)	(1.179)
Distributions from net investment income	(1.224)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.704)	(1.351)
Net asset value, end of period	$ 42.82	$ 47.47
Total Return B, C	(5.83)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 326	$ 214
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.6	4.8
Fidelity Disciplined Equity Fund	4.8	4.9
Fidelity Equity-Income Fund	4.9	4.7
Fidelity Large Cap Core Enhanced Index Fund	7.7	7.6
Fidelity Series 100 Index Fund	5.7	5.6
Fidelity Series Broad Market Opportunities Fund	7.8	7.9
Fidelity Series Small Cap Opportunities Fund	3.2	3.2
	38.7	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.8
Fidelity Strategic Income Fund	1.7	1.9
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.8
Fidelity Strategic Real Return Fund	6.9	6.6
Fidelity Total Bond Fund	20.4	20.8
	33.9	34.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.5	9.3
Fidelity Short-Term Bond Fund	9.6	9.3
	19.1	18.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	19.1%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	18.6%

Expected
Domestic Equity Funds	37.1%
International Equity Funds	4.4%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.8%
Short-Term Funds	20.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,469	$ 120,823
Fidelity Disciplined Equity Fund	6,686	125,829
Fidelity Equity-Income Fund	3,678	127,462
Fidelity Large Cap Core Enhanced Index Fund	28,849	201,076
Fidelity Series 100 Index Fund	20,945	150,806
Fidelity Series Broad Market Opportunities Fund	27,669	203,647
Fidelity Series Small Cap Opportunities Fund	12,037	83,416
TOTAL DOMESTIC EQUITY FUNDS		1,013,059
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,556	124,893
TOTAL EQUITY FUNDS (Cost $1,325,074)		1,137,952
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,262	46,779
Fidelity Strategic Income Fund	4,416	45,131
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,910

	Shares	Value
Investment Grade Fixed-Income Funds - 33.9%
Fidelity Government Income Fund	16,103	$ 173,273
Fidelity Strategic Real Return Fund	22,763	178,914
Fidelity Total Bond Fund	52,393	533,358
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		885,545
TOTAL FIXED-INCOME FUNDS (Cost $987,333)		977,455
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Institutional Class	247,777	247,777
Fidelity Short-Term Bond Fund	30,694	250,459
TOTAL SHORT-TERM FUNDS (Cost $503,332)		498,236
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,815,739)		$ 2,613,643
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,778 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $89,873 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $2,815,739) - See accompanying schedule	$ 2,613,643

Liabilities
Distribution fees payable	352

Net Assets	$ 2,613,291
Net Assets consist of:
Paid in capital	$ 3,021,365
Undistributed net investment income	864
Accumulated undistributed net realized gain (loss) on investments	(206,842)
Net unrealized appreciation (depreciation) on investments	(202,096)
Net Assets	$ 2,613,291
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,193 ÷ 11,876.5 shares)	$ 42.28

Maximum offering price per share (100/94.25 of $42.28)	$ 44.86
Class T: Net Asset Value and redemption price per share ($171,238 ÷ 4,049.9 shares)	$ 42.28

Maximum offering price per share (100/96.50 of $42.28)	$ 43.81

Class C: Net Asset Value and offering price per share ($220,898 ÷ 5,226.9 shares) A	$ 42.26

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,624,133 ÷ 38,408.4 shares)	$ 42.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,829 ÷ 2,242.5 shares)	$ 42.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 70,116

Expenses
Distribution fees	$ 4,832
Independent trustees' compensation	9
Total expenses before reductions	4,841
Expense reductions	(9)	4,832
Net investment income (loss)		65,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(202,927)
Capital gain distributions from underlying funds	15,095	(187,832)
Change in net unrealized appreciation (depreciation) on underlying funds		(83,658)
Net gain (loss)		(271,490)
Net increase (decrease) in net assets resulting from operations		$ (206,206)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,284	$ 31,100
Net realized gain (loss)	(187,832)	6,278
Change in net unrealized appreciation (depreciation)	(83,658)	(118,438)
Net increase (decrease) in net assets resulting from operations	(206,206)	(81,060)
Distributions to shareholders from net investment income	(65,385)	(29,990)
Distributions to shareholders from net realized gain	(22,288)	(2,482)
Total distributions	(87,673)	(32,472)
Share transactions - net increase (decrease)	545,934	2,474,768
Total increase (decrease) in net assets	252,055	2,361,236

Net Assets
Beginning of period	2,361,236	-
End of period (including undistributed net investment income of $864 and undistributed net investment income of $1,110, respectively)	$ 2,613,291	$ 2,361,236

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.027	1.085
Net realized and unrealized gain (loss)	(4.465)	(2.692)
Total from investment operations	(3.438)	(1.607)
Distributions from net investment income	(1.032)	(1.113)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.392)	(1.283)
Net asset value, end of period	$ 42.28	$ 47.11
Total Return B, C, D	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 502	$ 503
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.926	.985
Net realized and unrealized gain (loss)	(4.460)	(2.707)
Total from investment operations	(3.534)	(1.722)
Distributions from net investment income	(.926)	(1.008)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.286)	(1.178)
Net asset value, end of period	$ 42.28	$ 47.10
Total Return B, C, D	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171	$ 187
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.736	.755
Net realized and unrealized gain (loss)	(4.471)	(2.699)
Total from investment operations	(3.735)	(1.944)
Distributions from net investment income	(.725)	(.806)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.085)	(.976)
Net asset value, end of period	$ 42.26	$ 47.08
Total Return B, C, D	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221	$ 275
Portfolio turnover rate	60%	21% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.125	1.190
Net realized and unrealized gain (loss)	(4.464)	(2.677)
Total from investment operations	(3.339)	(1.487)
Distributions from net investment income	(1.131)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.491)	(1.393)
Net asset value, end of period	$ 42.29	$ 47.12
Total Return B, C	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,624	$ 1,233
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.138	1.215
Net realized and unrealized gain (loss)	(4.477)	(2.702)
Total from investment operations	(3.339)	(1.487)
Distributions from net investment income	(1.131)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.491)	(1.393)
Net asset value, end of period	$ 42.29	$ 47.12
Total Return B, C	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 163
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Disciplined Equity Fund	5.2	5.2
Fidelity Equity-Income Fund	5.2	5.0
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.0
Fidelity Series 100 Index Fund	6.2	5.9
Fidelity Series Broad Market Opportunities Fund	8.4	8.4
Fidelity Series Small Cap Opportunities Fund	3.4	3.4
	41.5	40.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.6
Fidelity Strategic Real Return Fund	6.5	6.3
Fidelity Total Bond Fund	19.3	20.0
	32.1	32.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
	16.7	16.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.5%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.7%

Six months ago
Domestic Equity Funds	40.9%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.8%
Short-Term Funds	17.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,942	$ 139,616
Fidelity Disciplined Equity Fund	7,724	145,360
Fidelity Equity-Income Fund	4,257	147,536
Fidelity Large Cap Core Enhanced Index Fund	33,354	232,477
Fidelity Series 100 Index Fund	24,218	174,367
Fidelity Series Broad Market Opportunities Fund	32,049	235,880
Fidelity Series Small Cap Opportunities Fund	13,908	96,384
TOTAL DOMESTIC EQUITY FUNDS		1,171,620
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	5,808	159,191
TOTAL EQUITY FUNDS (Cost $1,821,485)		1,330,811
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	7,811	58,345
Fidelity Strategic Income Fund	5,490	56,104
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,449

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund	16,447	$ 176,972
Fidelity Strategic Real Return Fund	23,287	183,036
Fidelity Total Bond Fund	53,613	545,778
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		905,786
TOTAL FIXED-INCOME FUNDS (Cost $1,068,704)		1,020,235
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	234,619	234,619
Fidelity Short-Term Bond Fund	29,058	237,111
TOTAL SHORT-TERM FUNDS (Cost $481,146)		471,730
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,371,335)		$ 2,822,776
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $64,025 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $429,623 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $3,371,335) - See accompanying schedule	$ 2,822,776

Liabilities
Distribution fees payable	125

Net Assets	$ 2,822,651
Net Assets consist of:
Paid in capital	$ 3,982,869
Undistributed net investment income	941
Accumulated undistributed net realized gain (loss) on investments	(612,600)
Net unrealized appreciation (depreciation) on investments	(548,559)
Net Assets	$ 2,822,651
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($122,219 ÷ 2,919.3 shares)	$ 41.87

Maximum offering price per share (100/94.25 of $41.87)	$ 44.42
Class T: Net Asset Value and redemption price per share ($111,844 ÷ 2,671.9 shares)	$ 41.86

Maximum offering price per share (100/96.50 of $41.86)	$ 43.38

Class C: Net Asset Value and offering price per share ($69,026 ÷ 1,648.9 shares)A	$ 41.86

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,353,135 ÷ 56,204.6 shares)	$ 41.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($166,427 ÷ 3,975.5 shares)	$ 41.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 99,110

Expenses
Distribution fees	$ 2,036
Independent trustees' compensation	13
Tax expense	361
Total expenses before reductions	2,410
Expense reductions	(13)	2,397
Net investment income (loss)		96,713
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(602,600)
Capital gain distributions from underlying funds	21,178	(581,422)
Change in net unrealized appreciation (depreciation) on underlying funds		(193,067)
Net gain (loss)		(774,489)
Net increase (decrease) in net assets resulting from operations		$ (677,776)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,713	$ 85,480
Net realized gain (loss)	(581,422)	18,940
Change in net unrealized appreciation (depreciation)	(193,067)	(355,492)
Net increase (decrease) in net assets resulting from operations	(677,776)	(251,072)
Distributions to shareholders from net investment income	(98,247)	(83,005)
Distributions to shareholders from net realized gain	(36,959)	(9,092)
Total distributions	(135,206)	(92,097)
Share transactions - net increase (decrease)	(1,903,231)	5,882,033
Total increase (decrease) in net assets	(2,716,213)	5,538,864

Net Assets
Beginning of period	5,538,864	-
End of period (including undistributed net investment income of $941 and undistributed net investment income of $2,475, respectively)	$ 2,822,651	$ 5,538,864

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.035	1.087
Net realized and unrealized gain (loss)	(4.739)	(2.853)
Total from investment operations	(3.704)	(1.766)
Distributions from net investment income	(1.056)	(1.014)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.476)	(1.184)
Net asset value, end of period	$ 41.87	$ 47.05
Total Return B, C, D	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26%	.25% A
Expenses net of fee waivers, if any	.26%	.25% A
Expenses net of all reductions	.26%	.25% A
Net investment income (loss)	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 289
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.933	.982
Net realized and unrealized gain (loss)	(4.736)	(2.862)
Total from investment operations	(3.803)	(1.880)
Distributions from net investment income	(.957)	(.910)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.377)	(1.080)
Net asset value, end of period	$ 41.86	$ 47.04
Total Return B, C, D	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%	.50% A
Expenses net of fee waivers, if any	.51%	.50% A
Expenses net of all reductions	.51%	.50% A
Net investment income (loss)	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 187
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.737	.760
Net realized and unrealized gain (loss)	(4.745)	(2.860)
Total from investment operations	(4.008)	(2.100)
Distributions from net investment income	(.752)	(.690)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.172)	(.860)
Net asset value, end of period	$ 41.86	$ 47.04
Total Return B, C, D	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%	1.00% A
Expenses net of fee waivers, if any	1.01%	1.00% A
Expenses net of all reductions	1.01%	1.00% A
Net investment income (loss)	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 120
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.144	1.190
Net realized and unrealized gain (loss)	(4.752)	(2.836)
Total from investment operations	(3.608)	(1.646)
Distributions from net investment income	(1.162)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.582)	(1.294)
Net asset value, end of period	$ 41.87	$ 47.06
Total Return B, C	(7.30)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,353	$ 4,666
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.131	1.208
Net realized and unrealized gain (loss)	(4.749)	(2.854)
Total from investment operations	(3.618)	(1.646)
Distributions from net investment income	(1.162)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.582)	(1.294)
Net asset value, end of period	$ 41.86	$ 47.06
Total Return B, C	(7.33)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166	$ 277
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.4	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.3
Fidelity Series 100 Index Fund	6.4	6.1
Fidelity Series Broad Market Opportunities Fund	8.7	8.8
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	43.3	42.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.2
Fidelity Strategic Income Fund	2.2	2.3
	4.5	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.3
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	18.3	19.1
	30.4	31.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.6	7.7
Fidelity Short-Term Bond Fund	7.7	7.7
	15.3	15.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.3%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	42.5%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	31.4%
Short-Term Funds	15.4%

Expected
Domestic Equity Funds	42.3%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,299	$ 67,615
Fidelity Disciplined Equity Fund	3,742	70,417
Fidelity Equity-Income Fund	2,058	71,314
Fidelity Large Cap Core Enhanced Index Fund	16,162	112,648
Fidelity Series 100 Index Fund	11,720	84,381
Fidelity Series Broad Market Opportunities Fund	15,499	114,075
Fidelity Series Small Cap Opportunities Fund	6,736	46,681
TOTAL DOMESTIC EQUITY FUNDS		567,131
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,098	84,903
TOTAL EQUITY FUNDS (Cost $855,072)		652,034
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	3,982	29,745
Fidelity Strategic Income Fund	2,793	28,546
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,291

	Shares	Value
Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund	7,247	$ 77,977
Fidelity Strategic Real Return Fund	10,234	80,440
Fidelity Total Bond Fund	23,560	239,846
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,263
TOTAL FIXED-INCOME FUNDS (Cost $473,948)		456,554
Short-Term Funds - 15.3%

Fidelity Institutional Money Market Portfolio Institutional Class	99,656	99,656
Fidelity Short-Term Bond Fund	12,331	100,618
TOTAL SHORT-TERM FUNDS (Cost $203,460)		200,274
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,532,480)		$ 1,308,862
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,801 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $68,767 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,532,480) - See accompanying schedule	$ 1,308,862
Cash	72
Total assets	1,308,934

Liabilities
Distribution fees payable	206

Net Assets	$ 1,308,728
Net Assets consist of:
Paid in capital	$ 1,642,905
Undistributed net investment income	399
Accumulated undistributed net realized gain (loss) on investments	(110,958)
Net unrealized appreciation (depreciation) on investments	(223,618)
Net Assets	$ 1,308,728
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($287,120 ÷ 6,921.8 shares)	$ 41.48

Maximum offering price per share (100/94.25 of $41.48)	$ 44.01
Class T: Net Asset Value and redemption price per share ($69,054 ÷ 1,664.6 shares)	$ 41.48

Maximum offering price per share (100/96.50 of $41.48)	$ 42.98

Class C: Net Asset Value and offering price per share ($147,436 ÷ 3,556.6 shares)A	$ 41.45

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($748,561 ÷ 18,043.1 shares)	$ 41.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,557 ÷ 1,363.4 shares)	$ 41.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 37,033

Expenses
Distribution fees	$ 2,997
Independent trustees' compensation	5
Total expenses before reductions	3,002
Expense reductions	(5)	2,997
Net investment income (loss)		34,036
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(102,346)
Capital gain distributions from underlying funds	7,577	(94,769)
Change in net unrealized appreciation (depreciation) on underlying funds		(134,829)
Net gain (loss)		(229,598)
Net increase (decrease) in net assets resulting from operations		$ (195,562)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,036	$ 21,776
Net realized gain (loss)	(94,769)	3,597
Change in net unrealized appreciation (depreciation)	(134,829)	(88,789)
Net increase (decrease) in net assets resulting from operations	(195,562)	(63,416)
Distributions to shareholders from net investment income	(34,212)	(21,201)
Distributions to shareholders from net realized gain	(15,755)	(2,896)
Total distributions	(49,967)	(24,097)
Share transactions - net increase (decrease)	128,867	1,512,903
Total increase (decrease) in net assets	(116,662)	1,425,390

Net Assets
Beginning of period	1,425,390	-
End of period (including undistributed net investment income of $399 and undistributed net investment income of $575, respectively)	$ 1,308,728	$ 1,425,390

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.014	1.063
Net realized and unrealized gain (loss)	(5.004)	(2.884)
Total from investment operations	(3.990)	(1.821)
Distributions from net investment income	(1.020)	(1.039)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.500)	(1.209)
Net asset value, end of period	$ 41.48	$ 46.97
Total Return B, C, D	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287	$ 286
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.919	.966
Net realized and unrealized gain (loss)	(5.010)	(2.903)
Total from investment operations	(4.091)	(1.937)
Distributions from net investment income	(.919)	(.923)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.399)	(1.093)
Net asset value, end of period	$ 41.48	$ 46.97
Total Return B, C, D	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 96
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.726	.728
Net realized and unrealized gain (loss)	(5.005)	(2.903)
Total from investment operations	(4.279)	(2.175)
Distributions from net investment income	(.721)	(.725)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.201)	(.895)
Net asset value, end of period	$ 41.45	$ 46.93
Total Return B, C, D	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147	$ 233
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.118	1.166
Net realized and unrealized gain (loss)	(5.011)	(2.868)
Total from investment operations	(3.893)	(1.702)
Distributions from net investment income	(1.117)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.597)	(1.318)
Net asset value, end of period	$ 41.49	$ 46.98
Total Return B, C	(7.87)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 749	$ 714
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.119	1.194
Net realized and unrealized gain (loss)	(5.022)	(2.896)
Total from investment operations	(3.903)	(1.702)
Distributions from net investment income	(1.117)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.597)	(1.318)
Net asset value, end of period	$ 41.48	$ 46.98
Total Return B, C	(7.89)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 97
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.5	5.6
Fidelity Equity-Income Fund	5.6	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.9	8.6
Fidelity Series 100 Index Fund	6.6	6.3
Fidelity Series Broad Market Opportunities Fund	9.0	9.0
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	44.6	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	6.0
Fidelity Strategic Real Return Fund	6.0	5.8
Fidelity Total Bond Fund	17.7	18.4
	29.4	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	7.0
Fidelity Short-Term Bond Fund	7.0	6.9
	13.9	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.6%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.4%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.1%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	43.7%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,011	$ 38,422
Fidelity Disciplined Equity Fund	2,120	39,898
Fidelity Equity-Income Fund	1,168	40,475
Fidelity Large Cap Core Enhanced Index Fund	9,151	63,781
Fidelity Series 100 Index Fund	6,629	47,728
Fidelity Series Broad Market Opportunities Fund	8,821	64,925
Fidelity Series Small Cap Opportunities Fund	3,833	26,565
TOTAL DOMESTIC EQUITY FUNDS		321,794
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,912	52,407
TOTAL EQUITY FUNDS (Cost $529,035)		374,201
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	2,351	17,559
Fidelity Strategic Income Fund	1,651	16,877
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,436

	Shares	Value
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund	3,842	$ 41,336
Fidelity Strategic Real Return Fund	5,447	42,811
Fidelity Total Bond Fund	12,531	127,569
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		211,716
TOTAL FIXED-INCOME FUNDS (Cost $258,238)		246,152
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	49,566	49,566
Fidelity Short-Term Bond Fund	6,189	50,505
TOTAL SHORT-TERM FUNDS (Cost $102,446)		100,071
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $889,719)		$ 720,424
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $209,184 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $889,719) - See accompanying schedule	$ 720,424

Liabilities
Distribution fees payable	189

Net Assets	$ 720,235
Net Assets consist of:
Paid in capital	$ 1,114,131
Undistributed net investment income	329
Accumulated undistributed net realized gain (loss) on investments	(224,930)
Net unrealized appreciation (depreciation) on investments	(169,295)
Net Assets	$ 720,235

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,758 ÷ 1,678.3 shares)	$ 40.97

Maximum offering price per share (100/94.25 of $40.97)	$ 43.47
Class T: Net Asset Value and redemption price per share ($55,466 ÷ 1,353.8 shares)	$ 40.97

Maximum offering price per share (100/96.50 of $40.97)	$ 42.45

Class C: Net Asset Value and offering price per share ($183,220 ÷ 4,474.7 shares)A	$ 40.95

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($356,778 ÷ 8,708.4 shares)	$ 40.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,013 ÷ 1,367.2 shares)	$ 40.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 30,350

Expenses
Distribution fees	$ 3,487
Independent trustees' compensation	4
Total expenses before reductions	3,491
Expense reductions	(4)	3,487
Net investment income (loss)		26,863
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(222,450)
Capital gain distributions from underlying funds	6,504	(215,946)
Change in net unrealized appreciation (depreciation) on underlying funds		(62,196)
Net gain (loss)		(278,142)
Net increase (decrease) in net assets resulting from operations		$ (251,279)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,863	$ 22,652
Net realized gain (loss)	(215,946)	14,367
Change in net unrealized appreciation (depreciation)	(62,196)	(107,099)
Net increase (decrease) in net assets resulting from operations	(251,279)	(70,080)
Distributions to shareholders from net investment income	(27,271)	(22,051)
Distributions to shareholders from net realized gain	(19,439)	(3,706)
Total distributions	(46,710)	(25,757)
Share transactions - net increase (decrease)	(573,294)	1,687,355
Total increase (decrease) in net assets	(871,283)	1,591,518

Net Assets
Beginning of period	1,591,518	-
End of period (including undistributed net investment income of $329 and undistributed net investment income of $600, respectively)	$ 720,235	$ 1,591,518

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.042	1.076
Net realized and unrealized gain (loss)	(5.184)	(3.105)
Total from investment operations	(4.142)	(2.029)
Distributions from net investment income	(1.028)	(1.031)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.648)	(1.211)
Net asset value, end of period	$ 40.97	$ 46.76
Total Return B, C, D	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 131
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.944	.966
Net realized and unrealized gain (loss)	(5.184)	(3.110)
Total from investment operations	(4.240)	(2.144)
Distributions from net investment income	(.930)	(.916)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.550)	(1.096)
Net asset value, end of period	$ 40.97	$ 46.76
Total Return B, C, D	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.757	.723
Net realized and unrealized gain (loss)	(5.183)	(3.090)
Total from investment operations	(4.426)	(2.367)
Distributions from net investment income	(.724)	(.733)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(.913)
Net asset value, end of period	$ 40.95	$ 46.72
Total Return B, C, D	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 485
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.138	1.168
Net realized and unrealized gain (loss)	(5.190)	(3.079)
Total from investment operations	(4.052)	(1.911)
Distributions from net investment income	(1.128)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.748)	(1.319)
Net asset value, end of period	$ 40.97	$ 46.77
Total Return B, C	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 783
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.136	1.196
Net realized and unrealized gain (loss)	(5.188)	(3.107)
Total from investment operations	(4.052)	(1.911)
Distributions from net investment income	(1.128)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.748)	(1.319)
Net asset value, end of period	$ 40.97	$ 46.77
Total Return B, C	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 96
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.6
Fidelity Disciplined Equity Fund	5.7	5.7
Fidelity Equity-Income Fund	5.7	5.4
Fidelity Large Cap Core Enhanced Index Fund	9.1	8.8
Fidelity Series 100 Index Fund	6.8	6.4
Fidelity Series Broad Market Opportunities Fund	9.2	9.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
	45.7	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.8
Fidelity Strategic Real Return Fund	5.8	5.6
Fidelity Total Bond Fund	17.1	17.7
	28.4	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.4	6.6
Fidelity Short-Term Bond Fund	6.4	6.5
	12.8	13.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.1%

Expected
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	27,169	$ 346,672
Fidelity Disciplined Equity Fund	19,183	361,024
Fidelity Equity-Income Fund	10,566	366,223
Fidelity Large Cap Core Enhanced Index Fund	82,823	577,275
Fidelity Series 100 Index Fund	60,114	432,821
Fidelity Series Broad Market Opportunities Fund	79,637	586,130
Fidelity Series Small Cap Opportunities Fund	34,550	239,433
TOTAL DOMESTIC EQUITY FUNDS		2,909,578
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	18,786	514,920
TOTAL EQUITY FUNDS (Cost $4,440,298)		3,424,498
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	21,925	163,779
Fidelity Strategic Income Fund	15,421	157,600
TOTAL HIGH YIELD FIXED-INCOME FUNDS		321,379

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	32,789	$ 352,808
Fidelity Strategic Real Return Fund	46,529	365,716
Fidelity Total Bond Fund	107,099	1,090,270
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,808,794
TOTAL FIXED-INCOME FUNDS (Cost $2,219,448)		2,130,173
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	406,138	406,138
Fidelity Short-Term Bond Fund	50,306	410,495
TOTAL SHORT-TERM FUNDS (Cost $829,276)		816,633
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,489,022)		$ 6,371,304
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $7,815 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $304,780 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $7,489,022) - See accompanying schedule		$ 6,371,304
Cash		1
Receivable for investments sold		1
Receivable for fund shares sold		261
Total assets		6,371,567

Liabilities
Payable for investments purchased	$ 12
Payable for fund shares redeemed	247
Distribution fees payable	251
Total liabilities		510

Net Assets		$ 6,371,057
Net Assets consist of:
Paid in capital		$ 7,960,708
Undistributed net investment income		1,955
Accumulated undistributed net realized gain (loss) on investments		(473,888)
Net unrealized appreciation (depreciation) on investments		(1,117,718)
Net Assets		$ 6,371,057

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($278,329 ÷ 6,762.1 shares)		$ 41.16

Maximum offering price per share (100/94.25 of $41.16)		$ 43.67
Class T: Net Asset Value and redemption price per share ($310,890 ÷ 7,552.6 shares)		$ 41.16

Maximum offering price per share (100/96.50 of $41.16)		$ 42.65

Class C: Net Asset Value and offering price per share ($85,606 ÷ 2,079.9 shares)A		$ 41.16

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,640,541 ÷ 137,018.6 shares)		$ 41.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,691 ÷ 1,352.8 shares)		$ 41.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 183,750

Expenses
Distribution fees	$ 3,986
Independent trustees' compensation	23
Total expenses before reductions	4,009
Expense reductions	(23)	3,986
Net investment income (loss)		179,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(439,652)
Capital gain distributions from underlying funds	36,926	(402,726)
Change in net unrealized appreciation (depreciation) on underlying funds		(709,389)
Net gain (loss)		(1,112,115)
Net increase (decrease) in net assets resulting from operations		$ (932,351)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 179,764	$ 81,571
Net realized gain (loss)	(402,726)	2,561
Change in net unrealized appreciation (depreciation)	(709,389)	(408,329)
Net increase (decrease) in net assets resulting from operations	(932,351)	(324,197)
Distributions to shareholders from net investment income	(180,965)	(78,416)
Distributions to shareholders from net realized gain	(58,901)	(8,604)
Total distributions	(239,866)	(87,020)
Share transactions - net increase (decrease)	252,701	7,701,790
Total increase (decrease) in net assets	(919,516)	7,290,573

Net Assets
Beginning of period	7,290,573	-
End of period (including undistributed net investment income of $1,955 and undistributed net investment income of $3,156, respectively)	$ 6,371,057	$ 7,290,573

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.000	.966
Net realized and unrealized gain (loss)	(5.341)	(3.085)
Total from investment operations	(4.341)	(2.119)
Distributions from net investment income	(.979)	(.911)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.309)	(1.071)
Net asset value, end of period	$ 41.16	$ 46.81
Total Return B, C, D	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 371
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.905	.847
Net realized and unrealized gain (loss)	(5.340)	(3.079)
Total from investment operations	(4.435)	(2.232)
Distributions from net investment income	(.875)	(.808)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.205)	(.968)
Net asset value, end of period	$ 41.16	$ 46.80
Total Return B, C, D	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311	$ 606
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.711	.639
Net realized and unrealized gain (loss)	(5.333)	(3.104)
Total from investment operations	(4.622)	(2.465)
Distributions from net investment income	(.678)	(.585)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.008)	(.745)
Net asset value, end of period	$ 41.16	$ 46.79
Total Return B, C, D	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 150
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.087	1.067
Net realized and unrealized gain (loss)	(5.330)	(3.072)
Total from investment operations	(4.243)	(2.005)
Distributions from net investment income	(1.077)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.407)	(1.175)
Net asset value, end of period	$ 41.17	$ 46.82
Total Return B, C	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,641	$ 6,068
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.097	1.101
Net realized and unrealized gain (loss)	(5.340)	(3.106)
Total from investment operations	(4.243)	(2.005)
Distributions from net investment income	(1.077)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.407)	(1.175)
Net asset value, end of period	$ 41.17	$ 46.82
Total Return B, C	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 96
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.7
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.8	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.0
Fidelity Series 100 Index Fund	6.9	6.5
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
	46.4	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.3	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.7
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	17.3
	27.5	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.9	6.0
Fidelity Short-Term Bond Fund	6.0	5.9
	11.9	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	45.7%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.3%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,878	$ 36,729
Fidelity Disciplined Equity Fund	2,031	38,226
Fidelity Equity-Income Fund	1,119	38,774
Fidelity Large Cap Core Enhanced Index Fund	8,769	61,122
Fidelity Series 100 Index Fund	6,356	45,763
Fidelity Series Broad Market Opportunities Fund	8,421	61,979
Fidelity Series Small Cap Opportunities Fund	3,663	25,386
TOTAL DOMESTIC EQUITY FUNDS		307,979
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,150	58,935
TOTAL EQUITY FUNDS (Cost $478,378)		366,914
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,399	17,918
Fidelity Strategic Income Fund	1,682	17,195
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,113

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	3,313	$ 35,646
Fidelity Strategic Real Return Fund	4,689	36,852
Fidelity Total Bond Fund	10,800	109,948
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		182,446
TOTAL FIXED-INCOME FUNDS (Cost $227,049)		217,559
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class	39,053	39,053
Fidelity Short-Term Bond Fund	4,839	39,485
TOTAL SHORT-TERM FUNDS (Cost $79,336)		78,538
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $784,763)		$ 663,011
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $39,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $784,763) - See accompanying schedule	$ 663,011

Liabilities
Distribution fees payable	184

Net Assets	$ 662,827
Net Assets consist of:
Paid in capital	$ 935,636
Undistributed net investment income	180
Accumulated undistributed net realized gain (loss) on investments	(151,237)
Net unrealized appreciation (depreciation) on investments	(121,752)
Net Assets	$ 662,827

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,122 ÷ 1,354.7 shares)	$ 40.69

Maximum offering price per share (100/94.25 of $40.69)	$ 43.17
Class T: Net Asset Value and redemption price per share ($71,403 ÷ 1,755.0 shares)	$ 40.69

Maximum offering price per share (100/96.50 of $40.69)	$ 42.17

Class C: Net Asset Value and offering price per share ($177,530 ÷ 4,365.0 shares)A	$ 40.67

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($303,382 ÷ 7,456.8 shares)	$ 40.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,390 ÷ 1,361.4 shares)	$ 40.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 21,916

Expenses
Distribution fees	$ 2,694
Independent trustees' compensation	3
Total expenses before reductions	2,697
Expense reductions	(3)	2,694
Net investment income (loss)		19,222
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(151,186)
Capital gain distributions from underlying funds	4,199	(146,987)
Change in net unrealized appreciation (depreciation) on underlying funds		(39,917)
Net gain (loss)		(186,904)
Net increase (decrease) in net assets resulting from operations		$ (167,682)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,222	$ 14,848
Net realized gain (loss)	(146,987)	11,266
Change in net unrealized appreciation (depreciation)	(39,917)	(81,835)
Net increase (decrease) in net assets resulting from operations	(167,682)	(55,721)
Distributions to shareholders from net investment income	(19,606)	(14,428)
Distributions to shareholders from net realized gain	(12,578)	(2,528)
Total distributions	(32,184)	(16,956)
Share transactions - net increase (decrease)	(373,887)	1,309,257
Total increase (decrease) in net assets	(573,753)	1,236,580

Net Assets
Beginning of period	1,236,580	-
End of period (including undistributed net investment income of $180 and undistributed net investment income of $545, respectively)	$ 662,827	$ 1,236,580

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.978	1.034
Net realized and unrealized gain (loss)	(5.404)	(3.239)
Total from investment operations	(4.426)	(2.205)
Distributions from net investment income	(1.004)	(.995)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.494)	(1.185)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C, D	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 95
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.881	.920
Net realized and unrealized gain (loss)	(5.402)	(3.234)
Total from investment operations	(4.521)	(2.314)
Distributions from net investment income	(.909)	(.886)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.399)	(1.076)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C, D	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 95
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.693	.682
Net realized and unrealized gain (loss)	(5.400)	(3.227)
Total from investment operations	(4.707)	(2.545)
Distributions from net investment income	(.713)	(.685)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.203)	(.875)
Net asset value, end of period	$ 40.67	$ 46.58
Total Return B, C, D	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 297
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.101	1.117
Net realized and unrealized gain (loss)	(5.429)	(3.209)
Total from investment operations	(4.328)	(2.092)
Distributions from net investment income	(1.102)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.592)	(1.298)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303	$ 653
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.074	1.149
Net realized and unrealized gain (loss)	(5.402)	(3.241)
Total from investment operations	(4.328)	(2.092)
Distributions from net investment income	(1.102)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.592)	(1.298)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.9	5.9
Fidelity Equity-Income Fund	5.9	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.1
Fidelity Series 100 Index Fund	7.0	6.6
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	3.9	3.9
	47.2	46.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.8	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.5	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.7
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.3	17.3
	27.1	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.0
Fidelity Short-Term Bond Fund	5.2	5.2
	10.4	10.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.2%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,160	$ 91,359
Fidelity Disciplined Equity Fund	5,049	95,030
Fidelity Equity-Income Fund	2,772	96,061
Fidelity Large Cap Core Enhanced Index Fund	21,861	152,369
Fidelity Series 100 Index Fund	15,874	114,294
Fidelity Series Broad Market Opportunities Fund	20,878	153,663
Fidelity Series Small Cap Opportunities Fund	9,039	62,639
TOTAL DOMESTIC EQUITY FUNDS		765,415
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,814	159,359
TOTAL EQUITY FUNDS (Cost $1,067,785)		924,774
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	6,143	45,890
Fidelity Strategic Income Fund	4,361	44,569
TOTAL HIGH YIELD FIXED-INCOME FUNDS		90,459

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	8,067	$ 86,800
Fidelity Strategic Real Return Fund	11,249	88,419
Fidelity Total Bond Fund	25,985	264,529
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		439,748
TOTAL FIXED-INCOME FUNDS (Cost $532,375)		530,207
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class	83,891	83,891
Fidelity Short-Term Bond Fund	10,386	84,750
TOTAL SHORT-TERM FUNDS (Cost $169,354)		168,641
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,769,514)		$ 1,623,622
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,927 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $154,079 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,769,514) - See accompanying schedule	$ 1,623,622

Liabilities
Distribution fees payable	96

Net Assets	$ 1,623,526
Net Assets consist of:
Paid in capital	$ 1,978,041
Undistributed net investment income	494
Accumulated undistributed net realized gain (loss) on investments	(209,117)
Net unrealized appreciation (depreciation) on investments	(145,892)
Net Assets	$ 1,623,526

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($182,988 ÷ 4,550.7 shares)	$ 40.21

Maximum offering price per share (100/94.25 of $40.21)	$ 42.66
Class T: Net Asset Value and redemption price per share ($54,474 ÷ 1,354.4 shares)	$ 40.22

Maximum offering price per share (100/96.50 of $40.22)	$ 41.68

Class C: Net Asset Value and offering price per share ($45,605 ÷ 1,133.7 shares)A	$ 40.23

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,285,448 ÷ 31,962.6 shares)	$ 40.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,011 ÷ 1,367.8 shares)	$ 40.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 27,839

Expenses
Distribution fees	$ 1,718
Independent trustees' compensation	4
Total expenses before reductions	1,722
Expense reductions	(4)	1,718
Net investment income (loss)		26,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(205,929)
Capital gain distributions from underlying funds	5,015	(200,914)
Change in net unrealized appreciation (depreciation) on underlying funds		(11,017)
Net gain (loss)		(211,931)
Net increase (decrease) in net assets resulting from operations		$ (185,810)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,121	$ 23,924
Net realized gain (loss)	(200,914)	16,931
Change in net unrealized appreciation (depreciation)	(11,017)	(134,875)
Net increase (decrease) in net assets resulting from operations	(185,810)	(94,020)
Distributions to shareholders from net investment income	(25,993)	(23,370)
Distributions to shareholders from net realized gain	(19,364)	(4,420)
Total distributions	(45,357)	(27,790)
Share transactions - net increase (decrease)	436,283	1,540,220
Total increase (decrease) in net assets	205,116	1,418,410

Net Assets
Beginning of period	1,418,410	-
End of period (including undistributed net investment income of $494 and undistributed net investment income of $555, respectively)	$ 1,623,526	$ 1,418,410

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.930	1.019
Net realized and unrealized gain (loss)	(5.570)	(3.322)
Total from investment operations	(4.640)	(2.303)
Distributions from net investment income	(.960)	(.987)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.670)	(1.177)
Net asset value, end of period	$ 40.21	$ 46.52
Total Return B, C, D	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 402
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.821	.918
Net realized and unrealized gain (loss)	(5.548)	(3.339)
Total from investment operations	(4.727)	(2.421)
Distributions from net investment income	(.863)	(.869)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.573)	(1.059)
Net asset value, end of period	$ 40.22	$ 46.52
Total Return B, C, D	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.690
Net realized and unrealized gain (loss)	(5.532)	(3.342)
Total from investment operations	(4.908)	(2.652)
Distributions from net investment income	(.662)	(.648)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.372)	(.838)
Net asset value, end of period	$ 40.23	$ 46.51
Total Return B, C, D	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 95
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.014	1.122
Net realized and unrealized gain (loss)	(5.557)	(3.310)
Total from investment operations	(4.543)	(2.188)
Distributions from net investment income	(1.057)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.767)	(1.282)
Net asset value, end of period	$ 40.22	$ 46.53
Total Return B, C	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285	$ 731
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.009	1.147
Net realized and unrealized gain (loss)	(5.552)	(3.335)
Total from investment operations	(4.543)	(2.188)
Distributions from net investment income	(1.057)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.767)	(1.282)
Net asset value, end of period	$ 40.22	$ 46.53
Total Return B, C	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.9
Fidelity Disciplined Equity Fund	6.0	6.0
Fidelity Equity-Income Fund	6.1	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.3
Fidelity Series 100 Index Fund	7.1	6.8
Fidelity Series Broad Market Opportunities Fund	9.7	9.7
Fidelity Series Small Cap Opportunities Fund	4.0	3.9
	48.1	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.6	10.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	2.8	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	16.7
	26.2	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.6	4.5
Fidelity Short-Term Bond Fund	4.7	4.5
	9.3	9.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.1%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	9.0%

Expected
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,514	$ 108,642
Fidelity Disciplined Equity Fund	6,001	112,938
Fidelity Equity-Income Fund	3,311	114,744
Fidelity Large Cap Core Enhanced Index Fund	25,934	180,759
Fidelity Series 100 Index Fund	18,806	135,401
Fidelity Series Broad Market Opportunities Fund	24,947	183,609
Fidelity Series Small Cap Opportunities Fund	10,824	75,008
TOTAL DOMESTIC EQUITY FUNDS		911,101
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class	7,340	201,179
TOTAL EQUITY FUNDS (Cost $1,288,037)		1,112,280
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	7,505	56,065
Fidelity Strategic Income Fund	5,254	53,698
TOTAL HIGH YIELD FIXED-INCOME FUNDS		109,763

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	9,006	$ 96,908
Fidelity Strategic Real Return Fund	12,760	100,293
Fidelity Total Bond Fund	29,457	299,872
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		497,073
TOTAL FIXED-INCOME FUNDS (Cost $607,245)		606,836
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Institutional Class	87,280	87,280
Fidelity Short-Term Bond Fund	10,814	88,242
TOTAL SHORT-TERM FUNDS (Cost $176,756)		175,522
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,072,038)		$ 1,894,638
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $21,630 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $2,072,038) - See accompanying schedule		$ 1,894,638
Receivable for investments sold		8,056
Total assets		1,902,694

Liabilities
Payable for investments purchased	$ 69
Payable for fund shares redeemed	8,055
Distribution fees payable	77
Total liabilities		8,201

Net Assets		$ 1,894,493
Net Assets consist of:
Paid in capital		$ 2,130,080
Undistributed net investment income		550
Accumulated undistributed net realized gain (loss) on investments		(58,737)
Net unrealized appreciation (depreciation) on investments		(177,400)
Net Assets		$ 1,894,493

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,076 ÷ 1,565.7 shares)		$ 40.29

Maximum offering price per share (100/94.25 of $40.29)		$ 42.75
Class T: Net Asset Value and redemption price per share ($53,969 ÷ 1,339.5 shares)		$ 40.29

Maximum offering price per share (100/96.50 of $40.29)		$ 41.75

Class C: Net Asset Value and offering price per share ($41,286 ÷ 1,024.4 shares)A		$ 40.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,628,187 ÷ 40,420.6 shares)		$ 40.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,975 ÷ 2,680.3 shares)		$ 40.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 41,863

Expenses
Distribution fees	$ 1,414
Independent trustees' compensation	5
Tax expense	138
Total expenses before reductions	1,557
Expense reductions	(5)	1,552
Net investment income (loss)		40,311
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(62,034)
Capital gain distributions from underlying funds	7,003	(55,031)
Change in net unrealized appreciation (depreciation) on underlying funds		(101,047)
Net gain (loss)		(156,078)
Net increase (decrease) in net assets resulting from operations		$ (115,767)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,311	$ 15,943
Net realized gain (loss)	(55,031)	12,403
Change in net unrealized appreciation (depreciation)	(101,047)	(76,353)
Net increase (decrease) in net assets resulting from operations	(115,767)	(48,007)
Distributions to shareholders from net investment income	(40,128)	(15,577)
Distributions to shareholders from net realized gain	(12,077)	(2,963)
Total distributions	(52,205)	(18,540)
Share transactions - net increase (decrease)	1,087,959	1,041,053
Total increase (decrease) in net assets	919,987	974,506

Net Assets
Beginning of period	974,506	-
End of period (including undistributed net investment income of $550 and undistributed net investment income of $367, respectively)	$ 1,894,493	$ 974,506

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.923	.994
Net realized and unrealized gain (loss)	(5.753)	(3.438)
Total from investment operations	(4.830)	(2.444)
Distributions from net investment income	(.890)	(.956)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.280)	(1.156)
Net asset value, end of period	$ 40.29	$ 46.40
Total Return B, C, D	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26%	.25% A
Expenses net of fee waivers, if any	.26%	.25% A
Expenses net of all reductions	.26%	.25% A
Net investment income (loss)	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 138
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.828	.875
Net realized and unrealized gain (loss)	(5.757)	(3.431)
Total from investment operations	(4.929)	(2.556)
Distributions from net investment income	(.791)	(.844)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.181)	(1.044)
Net asset value, end of period	$ 40.29	$ 46.40
Total Return B, C, D	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%	.50% A
Expenses net of fee waivers, if any	.51%	.50% A
Expenses net of all reductions	.51%	.50% A
Net investment income (loss)	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.631	.658
Net realized and unrealized gain (loss)	(5.740)	(3.448)
Total from investment operations	(5.109)	(2.790)
Distributions from net investment income	(.591)	(.620)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.981)	(.820)
Net asset value, end of period	$ 40.30	$ 46.39
Total Return B, C, D	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%	1.00% A
Expenses net of fee waivers, if any	1.01%	1.00% A
Expenses net of all reductions	1.01%	1.00% A
Net investment income (loss)	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41	$ 94
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.988	1.090
Net realized and unrealized gain (loss)	(5.729)	(3.425)
Total from investment operations	(4.741)	(2.335)
Distributions from net investment income	(.989)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.379)	(1.265)
Net asset value, end of period	$ 40.28	$ 46.40
Total Return B, C	(9.98)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 552
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.002	1.114
Net realized and unrealized gain (loss)	(5.753)	(3.439)
Total from investment operations	(4.751)	(2.325)
Distributions from net investment income	(.989)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.379)	(1.265)
Net asset value, end of period	$ 40.28	$ 46.41
Total Return B, C	(10.00)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 95
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.1	6.2
Fidelity Equity-Income Fund	6.2	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.5
Fidelity Series 100 Index Fund	7.3	6.9
Fidelity Series Broad Market Opportunities Fund	9.9	10.0
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	49.2	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.0	5.4
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.6	16.4
	25.8	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.5
Fidelity Short-Term Bond Fund	3.7	3.5
	7.3	7.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	49.2%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	7.0%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	11.0%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.8%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,208	$ 66,448
Fidelity Disciplined Equity Fund	3,674	69,136
Fidelity Equity-Income Fund	2,026	70,229
Fidelity Large Cap Core Enhanced Index Fund	15,870	110,616
Fidelity Series 100 Index Fund	11,501	82,810
Fidelity Series Broad Market Opportunities Fund	15,260	112,315
Fidelity Series Small Cap Opportunities Fund	6,624	45,902
TOTAL DOMESTIC EQUITY FUNDS		557,456
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	4,800	131,579
TOTAL EQUITY FUNDS (Cost $954,761)		689,035
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,724	35,286
Fidelity Strategic Income Fund	3,312	33,847
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,133

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	5,315	$ 57,190
Fidelity Strategic Real Return Fund	7,532	59,199
Fidelity Total Bond Fund	17,352	176,639
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		293,028
TOTAL FIXED-INCOME FUNDS (Cost $378,718)		362,161
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	40,994	40,994
Fidelity Short-Term Bond Fund	5,088	41,514
TOTAL SHORT-TERM FUNDS (Cost $84,181)		82,508
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,417,660)		$ 1,133,704
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,968 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $116,879 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $1,417,660) - See accompanying schedule		$ 1,133,704
Cash		75
Receivable for fund shares sold		330
Other receivables		1,122
Total assets		1,135,231

Liabilities
Payable for investments purchased	$ 331
Distribution fees payable	208
Total liabilities		539

Net Assets		$ 1,134,692
Net Assets consist of:
Paid in capital		$ 1,615,386
Undistributed net investment income		286
Accumulated undistributed net realized gain (loss) on investments		(197,024)
Net unrealized appreciation (depreciation) on investments		(283,956)
Net Assets		$ 1,134,692

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,849 ÷ 1,356.4 shares)		$ 39.70

Maximum offering price per share (100/94.25 of $39.70)		$ 42.12
Class T: Net Asset Value and redemption price per share ($265,188 ÷ 6,681.6 shares)		$ 39.69

Maximum offering price per share (100/96.50 of $39.69)		$ 41.13

Class C: Net Asset Value and offering price per share ($115,798 ÷ 2,916.4 shares)A		$ 39.71

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($632,382 ÷ 15,929.2 shares)		$ 39.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($67,475 ÷ 1,699.7 shares)		$ 39.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 33,003

Expenses
Distribution fees	$ 2,361
Independent trustees' compensation	4
Total expenses before reductions	2,365
Expense reductions	(4)	2,361
Net investment income (loss)		30,642
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(155,921)
Capital gain distributions from underlying funds	6,160	(149,761)
Change in net unrealized appreciation (depreciation) on underlying funds		(138,543)
Net gain (loss)		(288,304)
Net increase (decrease) in net assets resulting from operations		$ (257,662)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,642	$ 27,166
Net realized gain (loss)	(149,761)	(18,929)
Change in net unrealized appreciation (depreciation)	(138,543)	(145,413)
Net increase (decrease) in net assets resulting from operations	(257,662)	(137,176)
Distributions to shareholders from net investment income	(30,961)	(26,561)
Distributions to shareholders from net realized gain	(18,420)	(4,991)
Total distributions	(49,381)	(31,552)
Share transactions - net increase (decrease)	(236,442)	1,846,905
Total increase (decrease) in net assets	(543,485)	1,678,177

Net Assets
Beginning of period	1,678,177	-
End of period (including undistributed net investment income of $286 and undistributed net investment income of $605, respectively)	$ 1,134,692	$ 1,678,177

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.937	.951
Net realized and unrealized gain (loss)	(6.127)	(3.464)
Total from investment operations	(5.190)	(2.513)
Distributions from net investment income	(.940)	(.897)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.510)	(1.087)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C, D	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.844	.823
Net realized and unrealized gain (loss)	(6.122)	(3.449)
Total from investment operations	(5.278)	(2.626)
Distributions from net investment income	(.852)	(.794)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.422)	(.984)
Net asset value, end of period	$ 39.69	$ 46.39
Total Return B, C, D	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 384
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.655	.609
Net realized and unrealized gain (loss)	(6.114)	(3.465)
Total from investment operations	(5.459)	(2.856)
Distributions from net investment income	(.651)	(.564)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.221)	(.754)
Net asset value, end of period	$ 39.71	$ 46.39
Total Return B, C, D	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 94
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.034	1.043
Net realized and unrealized gain (loss)	(6.126)	(3.445)
Total from investment operations	(5.092)	(2.402)
Distributions from net investment income	(1.038)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.608)	(1.198)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632	$ 986
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.031	1.064
Net realized and unrealized gain (loss)	(6.123)	(3.466)
Total from investment operations	(5.092)	(2.402)
Distributions from net investment income	(1.038)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.608)	(1.198)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 119
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.2
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.4	6.1
Fidelity Large Cap Core Enhanced Index Fund	10.0	9.8
Fidelity Series 100 Index Fund	7.5	7.2
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	4.2	4.2
	50.5	50.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.7	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.2	3.4
	6.5	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.0	5.3
Fidelity Strategic Real Return Fund	5.1	5.1
Fidelity Total Bond Fund	15.4	16.2
	25.5	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.4	2.1
Fidelity Short-Term Bond Fund	2.4	2.2
	4.8	4.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	4.8%

Six months ago
Domestic Equity Funds	50.1%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	4.3%

Expected
Domestic Equity Funds	49.7%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,818	$ 87,003
Fidelity Disciplined Equity Fund	4,805	90,439
Fidelity Equity-Income Fund	2,654	92,002
Fidelity Large Cap Core Enhanced Index Fund	20,789	144,898
Fidelity Series 100 Index Fund	15,063	108,454
Fidelity Series Broad Market Opportunities Fund	19,982	147,068
Fidelity Series Small Cap Opportunities Fund	8,699	60,283
TOTAL DOMESTIC EQUITY FUNDS		730,147
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,712	183,964
TOTAL EQUITY FUNDS (Cost $1,177,824)		914,111
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	6,400	47,809
Fidelity Strategic Income Fund	4,479	45,776
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,585

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	6,682	$ 71,903
Fidelity Strategic Real Return Fund	9,472	74,452
Fidelity Total Bond Fund	21,823	222,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		368,508
TOTAL FIXED-INCOME FUNDS (Cost $483,166)		462,093
Short-Term Funds - 4.8%

Fidelity Institutional Money Market Portfolio Institutional Class	34,700	34,700
Fidelity Short-Term Bond Fund	4,289	34,998
TOTAL SHORT-TERM FUNDS (Cost $70,639)		69,698
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,731,629)		$ 1,445,902
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,934 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,731,629) - See accompanying schedule	$ 1,445,902
Cash	39
Other receivables	5,033
Total assets	1,450,974

Liabilities
Distribution fees payable	91

Net Assets	$ 1,450,883
Net Assets consist of:
Paid in capital	$ 1,755,214
Undistributed net investment income	383
Accumulated undistributed net realized gain (loss) on investments	(18,987)
Net unrealized appreciation (depreciation) on investments	(285,727)
Net Assets	$ 1,450,883

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($114,580 ÷ 2,941.5 shares)	$ 38.95

Maximum offering price per share (100/94.25 of $38.95)	$ 41.33
Class T: Net Asset Value and redemption price per share ($57,067 ÷ 1,464.9 shares)	$ 38.96

Maximum offering price per share (100/96.50 of $38.96)	$ 40.37

Class C: Net Asset Value and offering price per share ($56,607 ÷ 1,453.3 shares)A	$ 38.95

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,165,104 ÷ 29,906.5 shares)	$ 38.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,525 ÷ 1,476.7 shares)	$ 38.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 35,899

Expenses
Distribution fees	$ 1,289
Independent trustees' compensation	5
Total expenses before reductions	1,294
Expense reductions	(5)	1,289
Net investment income (loss)		34,610
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,843)
Capital gain distributions from underlying funds	6,357	(9,486)
Change in net unrealized appreciation (depreciation) on underlying funds		(188,389)
Net gain (loss)		(197,875)
Net increase (decrease) in net assets resulting from operations		$ (163,265)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,610	$ 11,573
Net realized gain (loss)	(9,486)	(1,946)
Change in net unrealized appreciation (depreciation)	(188,389)	(97,338)
Net increase (decrease) in net assets resulting from operations	(163,265)	(87,711)
Distributions to shareholders from net investment income	(34,702)	(11,097)
Distributions to shareholders from net realized gain	(7,442)	-
Total distributions	(42,144)	(11,097)
Share transactions - net increase (decrease)	169,425	1,585,675
Total increase (decrease) in net assets	(35,984)	1,486,867

Net Assets
Beginning of period	1,486,867	-
End of period (including undistributed net investment income of $383 and undistributed net investment income of $476, respectively)	$ 1,450,883	$ 1,486,867

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.856	.442
Net realized and unrealized gain (loss)	(6.093)	(4.811)
Total from investment operations	(5.237)	(4.369)
Distributions from net investment income	(.873)	(.371)
Distributions from net realized gain	(.200)	-
Total distributions	(1.073)	(.371)
Net asset value, end of period	$ 38.95	$ 45.26
Total Return B, C, D	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.791	.373
Net realized and unrealized gain (loss)	(6.111)	(4.809)
Total from investment operations	(5.320)	(4.436)
Distributions from net investment income	(.780)	(.304)
Distributions from net realized gain	(.200)	-
Total distributions	(.980)	(.304)
Net asset value, end of period	$ 38.96	$ 45.26
Total Return B, C, D	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.611	.233
Net realized and unrealized gain (loss)	(6.107)	(4.812)
Total from investment operations	(5.496)	(4.579)
Distributions from net investment income	(.594)	(.181)
Distributions from net realized gain	(.200)	-
Total distributions	(.794)	(.181)
Net asset value, end of period	$ 38.95	$ 45.24
Total Return B, C, D	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.965	.502
Net realized and unrealized gain (loss)	(6.112)	(4.795)
Total from investment operations	(5.147)	(4.293)
Distributions from net investment income	(.963)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(1.163)	(.437)
Net asset value, end of period	$ 38.96	$ 45.27
Total Return B, C	(11.02)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,165	$ 1,122
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.974	.511
Net realized and unrealized gain (loss)	(6.111)	(4.814)
Total from investment operations	(5.137)	(4.303)
Distributions from net investment income	(.963)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(1.163)	(.437)
Net asset value, end of period	$ 38.96	$ 45.26
Total Return B, C	(11.00)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.5	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.2	9.9
Fidelity Series 100 Index Fund	7.6	7.3
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Series Small Cap Opportunities Fund	4.3	4.2
	51.5	50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.2	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.4
Fidelity Strategic Income Fund	3.3	3.5
	6.8	6.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.9	5.3
Fidelity Strategic Real Return Fund	5.1	5.1
Fidelity Total Bond Fund	15.2	16.3
	25.2	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.6
Fidelity Short-Term Bond Fund	1.7	1.5
	3.3	3.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.5%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	3.3%

Six months ago
Domestic Equity Funds	50.8%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	3.1%

Expected
Domestic Equity Funds	50.9%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.7%
	Shares	Value
Domestic Equity Funds - 51.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,174	$ 40,499
Fidelity Disciplined Equity Fund	2,221	41,804
Fidelity Equity-Income Fund	1,231	42,653
Fidelity Large Cap Core Enhanced Index Fund	9,603	66,935
Fidelity Series 100 Index Fund	6,952	50,055
Fidelity Series Broad Market Opportunities Fund	9,308	68,507
Fidelity Series Small Cap Opportunities Fund	4,048	28,051
TOTAL DOMESTIC EQUITY FUNDS		338,504
International Equity Funds - 13.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,153	86,425
TOTAL EQUITY FUNDS (Cost $550,788)		424,929
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	3,043	22,732
Fidelity Strategic Income Fund	2,119	21,659
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,391

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	3,000	$ 32,276
Fidelity Strategic Real Return Fund	4,278	33,625
Fidelity Total Bond Fund	9,824	100,003
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		165,904
TOTAL FIXED-INCOME FUNDS (Cost $221,591)		210,295
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	10,829	10,829
Fidelity Short-Term Bond Fund	1,341	10,943
TOTAL SHORT-TERM FUNDS (Cost $22,249)		21,772
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $794,628)		$ 656,996
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $763 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $119,954 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $794,628) - See accompanying schedule	$ 656,996
Cash	39
Total assets	657,035

Liabilities
Distribution fees payable	99

Net Assets	$ 656,936
Net Assets consist of:
Paid in capital	$ 932,105
Undistributed net investment income	228
Accumulated undistributed net realized gain (loss) on investments	(137,765)
Net unrealized appreciation (depreciation) on investments	(137,632)
Net Assets	$ 656,936

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,186 ÷ 1,472.7 shares)	$ 38.83

Maximum offering price per share (100/94.25 of $38.83)	$ 41.20
Class T: Net Asset Value and redemption price per share ($101,968 ÷ 2,625.6 shares)	$ 38.84

Maximum offering price per share (100/96.50 of $38.84)	$ 40.25

Class C: Net Asset Value and offering price per share ($56,501 ÷ 1,454.8 shares)A	$ 38.84

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($383,867 ÷ 9,885.6 shares)	$ 38.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,414 ÷ 1,478.5 shares)	$ 38.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 23,002

Expenses
Distribution fees	$ 1,439
Independent trustees' compensation	3
Total expenses before reductions	1,442
Expense reductions	(3)	1,439
Net investment income (loss)		21,563
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(137,528)
Capital gain distributions from underlying funds	4,551	(132,977)
Change in net unrealized appreciation (depreciation) on underlying funds		(60,943)
Net gain (loss)		(193,920)
Net increase (decrease) in net assets resulting from operations		$ (172,357)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,563	$ 8,316
Net realized gain (loss)	(132,977)	812
Change in net unrealized appreciation (depreciation)	(60,943)	(76,689)
Net increase (decrease) in net assets resulting from operations	(172,357)	(67,561)
Distributions to shareholders from net investment income	(21,734)	(7,979)
Distributions to shareholders from net realized gain	(5,513)	-
Total distributions	(27,247)	(7,979)
Share transactions - net increase (decrease)	(147,189)	1,079,269
Total increase (decrease) in net assets	(346,793)	1,003,729

Net Assets
Beginning of period	1,003,729	-
End of period (including undistributed net investment income of $228 and undistributed net investment income of $337, respectively)	$ 656,936	$ 1,003,729

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.933	.442
Net realized and unrealized gain (loss)	(6.238)	(4.814)
Total from investment operations	(5.305)	(4.372)
Distributions from net investment income	(.885)	(.398)
Distributions from net realized gain	(.210)	-
Total distributions	(1.095)	(.398)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C, D	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836	.371
Net realized and unrealized gain (loss)	(6.227)	(4.809)
Total from investment operations	(5.391)	(4.438)
Distributions from net investment income	(.789)	(.332)
Distributions from net realized gain	(.210)	-
Total distributions	(.999)	(.332)
Net asset value, end of period	$ 38.84	$ 45.23
Total Return B, C, D	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 132
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.664	.234
Net realized and unrealized gain (loss)	(6.229)	(4.816)
Total from investment operations	(5.565)	(4.582)
Distributions from net investment income	(.605)	(.198)
Distributions from net realized gain	(.210)	-
Total distributions	(.815)	(.198)
Net asset value, end of period	$ 38.84	$ 45.22
Total Return B, C, D	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.015	.504
Net realized and unrealized gain (loss)	(6.231)	(4.810)
Total from investment operations	(5.216)	(4.306)
Distributions from net investment income	(.974)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(1.184)	(.464)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 598
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.022	.512
Net realized and unrealized gain (loss)	(6.238)	(4.818)
Total from investment operations	(5.216)	(4.306)
Distributions from net investment income	(.974)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(1.184)	(.464)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Disciplined Equity Fund	6.5	6.5
Fidelity Equity-Income Fund	6.6	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.0
Fidelity Series 100 Index Fund	7.7	7.4
Fidelity Series Broad Market Opportunities Fund	10.6	10.4
Fidelity Series Small Cap Opportunities Fund	4.3	4.2
	52.2	51.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.3	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity Strategic Income Fund	3.4	3.7
	7.0	7.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.9	5.4
Fidelity Strategic Real Return Fund	5.1	5.2
Fidelity Total Bond Fund	15.2	16.4
	25.2	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.2	1.1
	2.3	2.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.2%
International Equity Funds	13.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	2.3%

Six months ago
Domestic Equity Funds	51.0%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.2%

Expected
Domestic Equity Funds	51.6%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.5%
	Shares	Value
Domestic Equity Funds - 52.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,079	$ 103,084
Fidelity Disciplined Equity Fund	5,669	106,699
Fidelity Equity-Income Fund	3,136	108,695
Fidelity Large Cap Core Enhanced Index Fund	24,478	170,608
Fidelity Series 100 Index Fund	17,750	127,797
Fidelity Series Broad Market Opportunities Fund	23,699	174,425
Fidelity Series Small Cap Opportunities Fund	10,312	71,460
TOTAL DOMESTIC EQUITY FUNDS		862,768
International Equity Funds - 13.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,029	220,069
TOTAL EQUITY FUNDS (Cost $1,278,171)		1,082,837
Fixed-Income Funds - 32.2%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	7,910	59,089
Fidelity Strategic Income Fund	5,513	56,342
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,431

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	7,532	$ 81,049
Fidelity Strategic Real Return Fund	10,746	84,463
Fidelity Total Bond Fund	24,723	251,681
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		417,193
TOTAL FIXED-INCOME FUNDS (Cost $528,330)		532,624
Short-Term Funds - 2.3%

Fidelity Institutional Money Market Portfolio Institutional Class	19,109	19,109
Fidelity Short-Term Bond Fund	2,373	19,360
TOTAL SHORT-TERM FUNDS (Cost $38,773)		38,469
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,845,274)		$ 1,653,930
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $2,106 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $17,530 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $1,845,274) - See accompanying schedule		$ 1,653,930
Cash		39
Receivable for investments sold		7,766
Total assets		1,661,735

Liabilities
Payable for fund shares redeemed	$ 7,768
Distribution fees payable	87
Total liabilities		7,855

Net Assets		$ 1,653,880
Net Assets consist of:
Paid in capital		$ 1,909,028
Undistributed net investment income		516
Accumulated undistributed net realized gain (loss) on investments		(64,320)
Net unrealized appreciation (depreciation) on investments		(191,344)
Net Assets		$ 1,653,880

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,330 ÷ 2,274.8 shares)		$ 38.83

Maximum offering price per share (100/94.25 of $38.83)		$ 41.20
Class T: Net Asset Value and redemption price per share ($56,915 ÷ 1,465.6 shares)		$ 38.83

Maximum offering price per share (100/96.50 of $38.83)		$ 40.24

Class C: Net Asset Value and offering price per share ($56,459 ÷ 1,453.8 shares)A		$ 38.84

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($1,394,800 ÷ 35,917.7 shares)		$ 38.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,376 ÷ 1,477.6 shares)		$ 38.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 35,704

Expenses
Distribution fees	$ 1,210
Independent trustees' compensation	5
Total expenses before reductions	1,215
Expense reductions	(5)	1,210
Net investment income (loss)		34,494
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,094)
Capital gain distributions from underlying funds	5,703	(57,391)
Change in net unrealized appreciation (depreciation) on underlying funds		(80,331)
Net gain (loss)		(137,722)
Net increase (decrease) in net assets resulting from operations		$ (103,228)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,494	$ 11,229
Net realized gain (loss)	(57,391)	107
Change in net unrealized appreciation (depreciation)	(80,331)	(111,013)
Net increase (decrease) in net assets resulting from operations	(103,228)	(99,677)
Distributions to shareholders from net investment income	(34,488)	(10,780)
Distributions to shareholders from net realized gain	(6,906)	-
Total distributions	(41,394)	(10,780)
Share transactions - net increase (decrease)	465,174	1,443,785
Total increase (decrease) in net assets	320,552	1,333,328

Net Assets
Beginning of period	1,333,328	-
End of period (including undistributed net investment income of $516 and undistributed net investment income of $450, respectively)	$ 1,653,880	$ 1,333,328

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.819	.425
Net realized and unrealized gain (loss)	(6.123)	(4.836)
Total from investment operations	(5.304)	(4.411)
Distributions from net investment income	(.866)	(.389)
Distributions from net realized gain	(.200)	-
Total distributions	(1.066)	(.389)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C, D	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.739	.365
Net realized and unrealized gain (loss)	(6.128)	(4.852)
Total from investment operations	(5.389)	(4.487)
Distributions from net investment income	(.771)	(.323)
Distributions from net realized gain	(.200)	-
Total distributions	(.971)	(.323)
Net asset value, end of period	$ 38.83	$ 45.19
Total Return B, C, D	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.560	.226
Net realized and unrealized gain (loss)	(6.123)	(4.846)
Total from investment operations	(5.563)	(4.620)
Distributions from net investment income	(.587)	(.190)
Distributions from net realized gain	(.200)	-
Total distributions	(.787)	(.190)
Net asset value, end of period	$ 38.84	$ 45.19
Total Return B, C, D	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	.496
Net realized and unrealized gain (loss)	(6.114)	(4.840)
Total from investment operations	(5.214)	(4.344)
Distributions from net investment income	(.956)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(1.156)	(.456)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of reductions	.00%	.00% A
Net investment income (loss)	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,395	$ 969
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.918	.504
Net realized and unrealized gain (loss)	(6.132)	(4.848)
Total from investment operations	(5.214)	(4.344)
Distributions from net investment income	(.956)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(1.156)	(.456)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of reductions	.00%	.00% A
Net investment income (loss)	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR)and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of July 31, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, Income Replacement 2022 and Income Replacement 2034 paid excise taxes on undistributed short-term capital gains and is reflected as Tax Expense on the Statement of Operations. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,308,084	$ 59,604	$ (1,254,627)	$ (1,195,023)
Fidelity Income Replacement 2018 Fund	5,712,580	14,223	(910,133)	(895,910)
Fidelity Income Replacement 2020 Fund	2,928,930	37,006	(352,293)	(315,287)
Fidelity Income Replacement 2022 Fund	3,502,614	7,425	(687,263)	(679,838)
Fidelity Income Replacement 2024 Fund	1,564,874	4,234	(260,246)	(256,012)
Fidelity Income Replacement 2026 Fund	900,558	1,910	(182,044)	(180,134)
Fidelity Income Replacement 2028 Fund	7,650,318	21,975	(1,300,989)	(1,279,014)
Fidelity Income Replacement 2030 Fund	816,298	2,199	(155,486)	(153,287)
Fidelity Income Replacement 2032 Fund	1,814,625	37,338	(228,341)	(191,003)
Fidelity Income Replacement 2034 Fund	2,113,023	48,286	(266,671)	(218,385)
Fidelity Income Replacement 2036 Fund	1,479,047	3,937	(349,280)	(345,343)
Fidelity Income Replacement 2038 Fund	1,751,079	15,005	(320,182)	(305,177)
Fidelity Income Replacement 2040 Fund	811,677	2,788	(157,469)	(154,681)
Fidelity Income Replacement 2042 Fund	1,889,956	60,844	(296,870)	(236,026)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Income Replacement 2016 Fund	$ 3,271	$ -	$ (11,321)
Fidelity Income Replacement 2018 Fund	1,784	-	(123,548)
Fidelity Income Replacement 2020 Fund	865	-	(3,778)
Fidelity Income Replacement 2022 Fund	13,266	-	(64,025)
Fidelity Income Replacement 2024 Fund	399	-	(9,801)
Fidelity Income Replacement 2026 Fund	329	-	(4,903)
Fidelity Income Replacement 2028 Fund	1,956	-	(7,815)
Fidelity Income Replacement 2030 Fund	180	-	(39,903)
Fidelity Income Replacement 2032 Fund	494	-	(9,927)
Fidelity Income Replacement 2034 Fund	4,427	-	-
Fidelity Income Replacement 2036 Fund	1,498	-	(19,968)
Fidelity Income Replacement 2038 Fund	3,449	327	-
Fidelity Income Replacement 2040 Fund	227	-	(763)
Fidelity Income Replacement 2042 Fund	516	-	(2,106)

The tax character of distributions paid was as follows:

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 308,124	$ -	$ 308,124
Fidelity Income Replacement 2018 Fund	203,709	-	203,709
Fidelity Income Replacement 2020 Fund	84,041	3,632	87,673
Fidelity Income Replacement 2022 Fund	107,156	28,050	135,206
Fidelity Income Replacement 2024 Fund	41,803	8,164	49,967
Fidelity Income Replacement 2026 Fund	36,273	10,437	46,710
Fidelity Income Replacement 2028 Fund	239,866	-	239,866
Fidelity Income Replacement 2030 Fund	23,681	8,503	32,184
Fidelity Income Replacement 2032 Fund	34,088	11,269	45,357

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2034 Fund	$ 42,849	$ 9,356	$ 52,205
Fidelity Income Replacement 2036 Fund	40,132	9,249	49,381
Fidelity Income Replacement 2038 Fund	42,144	-	42,144
Fidelity Income Replacement 2040 Fund	26,559	688	27,247
Fidelity Income Replacement 2042 Fund	41,394	-	41,394
July 31, 2008
Fidelity Income Replacement 2016 Fund	156,368	-	156,368
Fidelity Income Replacement 2018 Fund	113,404	-	113,404
Fidelity Income Replacement 2020 Fund	32,472	-	32,472
Fidelity Income Replacement 2022 Fund	92,097	-	92,097
Fidelity Income Replacement 2024 Fund	24,097	-	24,097
Fidelity Income Replacement 2026 Fund	25,757	-	25,757
Fidelity Income Replacement 2028 Fund	87,020	-	87,020
Fidelity Income Replacement 2030 Fund	16,956	-	16,956
Fidelity Income Replacement 2032 Fund	27,790	-	27,790
Fidelity Income Replacement 2034 Fund	18,540	-	18,540
Fidelity Income Replacement 2036 Fund	31,552	-	31,552
Fidelity Income Replacement 2038 Fund	11,097	-	11,097
Fidelity Income Replacement 2040 Fund	7,979	-	7,979
Fidelity Income Replacement 2042 Fund	10,780	-	10,780

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	4,887,748	4,516,736
Fidelity Income Replacement 2018 Fund	2,678,565	3,963,583
Fidelity Income Replacement 2020 Fund	2,011,092	1,472,433
Fidelity Income Replacement 2022 Fund	784,679	2,705,264
Fidelity Income Replacement 2024 Fund	945,818	825,340
Fidelity Income Replacement 2026 Fund	276,059	862,911
Fidelity Income Replacement 2028 Fund	3,688,990	3,459,599
Fidelity Income Replacement 2030 Fund	424,238	806,942
Fidelity Income Replacement 2032 Fund	1,285,174	863,046
Fidelity Income Replacement 2034 Fund	1,806,824	723,749
Fidelity Income Replacement 2036 Fund	465,975	716,167
Fidelity Income Replacement 2038 Fund	713,670	550,494
Fidelity Income Replacement 2040 Fund	408,084	556,455
Fidelity Income Replacement 2042 Fund	982,524	518,590

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,875	$ 5
Class T	.25%	.25%	2,648	180
Class C	.75%	.25%	12,065	7,341
			$ 20,588	$ 7,526
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 2,277	$ 76
Class T	.25%	.25%	574	332
Class C	.75%	.25%	2,571	2,098
			$ 5,422	$ 2,506
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 1,191	$ 89
Class T	.25%	.25%	902	272
Class C	.75%	.25%	2,739	1,718
			$ 4,832	$ 2,079
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 479	$ 125
Class T	.25%	.25%	692	294
Class C	.75%	.25%	865	840
			$ 2,036	$ 1,259
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 808	$ 93
Class T	.25%	.25%	386	386
Class C	.75%	.25%	1,803	1,600
			$ 2,997	$ 2,079
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 227	$ 163
Class T	.25%	.25%	344	344
Class C	.75%	.25%	2,916	1,761
			$ 3,487	$ 2,268
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 695	$ 107
Class T	.25%	.25%	2,218	166
Class C	.75%	.25%	1,073	825
			$ 3,986	$ 1,098
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 171	$ 171
Class T	.25%	.25%	448	324
Class C	.75%	.25%	2,075	1,208
			$ 2,694	$ 1,703
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 596	$ 113
Class T	.25%	.25%	336	336
Class C	.75%	.25%	786	785
			$ 1,718	$ 1,234
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 236	$ 156
Class T	.25%	.25%	334	334
Class C	.75%	.25%	844	844
			$ 1,414	$ 1,334

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 167	$ 167
Class T	.25%	.25%	1,388	192
Class C	.75%	.25%	806	805
			$ 2,361	$ 1,164
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 288	$ 151
Class T	.25%	.25%	334	334
Class C	.75%	.25%	667	667
			$ 1,289	$ 1,152
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 167	$ 167
Class T	.25%	.25%	606	308
Class C	.75%	.25%	666	666
			$ 1,439	$ 1,141
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 210	$ 161
Class T	.25%	.25%	334	334
Class C	.75%	.25%	666	666
			$ 1,210	$ 1,161
Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 9,268
Class T	222
Class C*	1,632
$ 11,122
Fidelity Income Replacement 2018 Fund
Class A	$ 1,078
Class C*	429
$ 1,507
Fidelity Income Replacement 2020 Fund
Class A	$ 1,224
Class T	618
Class C*	423
$ 2,265
Fidelity Income Replacement 2022 Fund
Class T	$ 18
Fidelity Income Replacement 2024 Fund
Class A	$ 1,681
Fidelity Income Replacement 2026 Fund
Class C*	$ 98
Fidelity Income Replacement 2028 Fund
Class A	$ 162
Fidelity Income Replacement 2034 Fund
Class C*	$ 306

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund
Class T	$ 23
Fidelity Income Replacement 2038 Fund
Class A	$ 549
Fidelity Income Replacement 2040 Fund
Class T	$ 310

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 30
Fidelity Income Replacement 2018 Fund	19
Fidelity Income Replacement 2020 Fund	9
Fidelity Income Replacement 2022 Fund	13
Fidelity Income Replacement 2024 Fund	5
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	3
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	5
Fidelity Income Replacement 2036 Fund	4
Fidelity Income Replacement 2038 Fund	5
Fidelity Income Replacement 2040 Fund	3
Fidelity Income Replacement 2042 Fund	5

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 64,996	$ 24,373
Class T	13,059	6,831
Class C	23,516	18,135
Income Replacement 2016	120,145	90,325
Institutional Class	4,162	3,781
Total	$ 225,878	$ 143,445
From net realized gain
Class A	$ 24,263	$ 614
Class T	5,452	512
Class C	11,304	2,180
Income Replacement 2016	39,690	9,335
Institutional Class	1,537	282
Total	$ 82,246	$ 12,923

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 25,445	$ 12,180
Class T	2,885	2,589
Class C	5,424	4,326
Income Replacement 2018	104,750	82,709
Institutional Class	9,966	3,472
Total	$ 148,470	$ 105,276
From net realized gain
Class A	$ 10,758	$ 262
Class T	1,409	323
Class C	3,429	389
Income Replacement 2018	35,565	6,892
Institutional Class	4,078	262
Total	$ 55,239	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 13,087	$ 6,115
Class T	3,877	3,050
Class C	5,425	2,845
Income Replacement 2020	39,603	14,934
Institutional Class	3,393	3,046
Total	$ 65,385	$ 29,990
From net realized gain
Class A	$ 5,098	$ 342
Class T	1,321	498
Class C	3,119	510
Income Replacement 2020	11,604	790
Institutional Class	1,146	342
Total	$ 22,288	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 5,300	$ 4,024
Class T	3,427	2,271
Class C	1,690	1,457
Income Replacement 2022	81,861	69,351
Institutional Class	5,969	5,902
Total	$ 98,247	$ 83,005
From net realized gain
Class A	$ 2,337	$ 341
Class T	1,564	341
Class C	977	341
Income Replacement 2022	29,812	7,075
Institutional Class	2,269	994
Total	$ 36,959	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 9,175	$ 4,555
Class T	1,846	1,866
Class C	3,453	1,852
Income Replacement 2024	17,715	10,602
Institutional Class	2,023	2,326
Total	$ 34,212	$ 21,201

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
From net realized gain
Class A	$ 4,699	$ 761
Class T	988	342
Class C	2,338	341
Income Replacement 2024	6,835	1,110
Institutional Class	895	342
Total	$ 15,755	$ 2,896
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,472	$ 2,500
Class T	1,680	1,852
Class C	5,839	5,330
Income Replacement 2026	15,238	10,061
Institutional Class	2,042	2,308
Total	$ 27,271	$ 22,051
From net realized gain
Class A	$ 1,669	$ 407
Class T	1,215	362
Class C	6,011	1,176
Income Replacement 2026	9,322	1,399
Institutional Class	1,222	362
Total	$ 19,439	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 7,036	$ 3,090
Class T	10,490	3,796
Class C	1,920	1,482
Income Replacement 2028	159,584	67,994
Institutional Class	1,935	2,054
Total	$ 180,965	$ 78,416
From net realized gain
Class A	$ 2,309	$ 322
Class T	4,208	519
Class C	956	321
Income Replacement 2028	50,815	7,120
Institutional Class	613	322
Total	$ 58,901	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,826	$ 2,013
Class T	2,181	1,791
Class C	4,007	3,220
Income Replacement 2030	9,588	5,160
Institutional Class	2,004	2,244
Total	$ 19,606	$ 14,428
From net realized gain
Class A	$ 969	$ 382
Class T	1,279	382
Class C	2,976	905
Income Replacement 2030	6,383	477
Institutional Class	971	382
Total	$ 12,578	$ 2,528

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 5,830	$ 6,514
Class T	1,577	1,757
Class C	1,677	1,307
Income Replacement 2032	14,978	11,580
Institutional Class	1,931	2,212
Total	$ 25,993	$ 23,370
From net realized gain
Class A	$ 5,178	$ 1,345
Class T	1,391	382
Class C	1,714	381
Income Replacement 2032	9,682	1,930
Institutional Class	1,399	382
Total	$ 19,364	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,251	$ 2,325
Class T	1,418	1,706
Class C	1,455	1,250
Income Replacement 2034	31,575	8,139
Institutional Class	3,429	2,157
Total	$ 40,128	$ 15,577
From net realized gain
Class A	$ 1,141	$ 402
Class T	784	402
Class C	832	401
Income Replacement 2034	7,750	1,356
Institutional Class	1,570	402
Total	$ 12,077	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,703	$ 1,814
Class T	6,519	4,886
Class C	1,518	1,137
Income Replacement 2036	18,876	16,179
Institutional Class	2,345	2,545
Total	$ 30,961	$ 26,561
From net realized gain
Class A	$ 1,055	$ 381
Class T	4,384	1,187
Class C	1,352	381
Income Replacement 2036	10,310	2,566
Institutional Class	1,319	476
Total	$ 18,420	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 3,215	$ 745
Class T	1,494	610
Class C	1,148	363
Income Replacement 2038	27,005	8,501
Institutional Class	1,840	878
Total	$ 34,702	$ 11,097

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
From net realized gain
Class A	$ 829	$ -
Class T	405	-
Class C	403	-
Income Replacement 2038	5,398	-
Institutional Class	407	-
Total	$ 7,442	$ -
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,692	$ 799
Class T	2,887	766
Class C	1,166	397
Income Replacement 2040	14,129	5,085
Institutional Class	1,860	932
Total	$ 21,734	$ 7,979
From net realized gain
Class A	$ 426	$ -
Class T	857	-
Class C	423	-
Income Replacement 2040	3,380	-
Institutional Class	427	-
Total	$ 5,513	$ -
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,924	$ 781
Class T	1,476	648
Class C	1,133	381
Income Replacement 2042	28,129	8,054
Institutional Class	1,826	916
Total	$ 34,488	$ 10,780
From net realized gain
Class A	$ 406	$ -
Class T	405	-
Class C	403	-
Income Replacement 2042	5,285	-
Institutional Class	407	-
Total	$ 6,906	$ -

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	31,711	$ 51,887	$ 1,291,227	$ 2,562,164
Reinvestment of distributions	1,989	481	80,381	23,577
Shares redeemed	(20,490)	(6,012)	(845,838)	(294,658)
Net increase (decrease)	13,210	46,356	$ 525,770	$ 2,291,083
Class T
Shares sold	1,081	14,213	$ 42,944	$ 703,303
Reinvestment of distributions	313	126	12,671	6,237
Shares redeemed	(4,053)	(243)	(159,347)	(11,945)
Net increase (decrease)	(2,659)	14,096	$ (103,732)	$ 697,595

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Class C
Shares sold	6,292	36,624	$ 280,020	$ 1,842,263
Reinvestment of distributions	723	396	29,353	19,625
Shares redeemed	(13,580)	(3,603)	(548,602)	(178,499)
Net increase (decrease)	(6,565)	33,417	$ (239,229)	$ 1,683,389
Income Replacement 2016
Shares sold	42,278	128,125	$ 1,746,937	$ 6,454,165
Reinvestment of distributions	1,351	282	53,971	14,202
Shares redeemed	(37,313)	(26,243)	(1,533,670)	(1,295,692)
Net increase (decrease)	6,316	102,164	$ 267,238	$ 5,172,675
Institutional Class
Shares sold	-	3,795	$ -	$ 190,050
Reinvestment of distributions	66	58	2,681	2,900
Shares redeemed	(1,419)	-	(56,583)	-
Net increase (decrease)	(1,353)	3,853	$ (53,902)	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	2,936	24,773	$ 139,389	$ 1,220,917
Reinvestment of distributions	594	151	23,304	7,408
Shares redeemed	(7,397)	(1,591)	(281,291)	(78,122)
Net increase (decrease)	(3,867)	23,333	$ (118,598)	$ 1,150,203
Class T
Shares sold	-	3,187	$ -	$ 158,040
Reinvestment of distributions	91	49	3,587	2,418
Shares redeemed	(1,202)	-	(46,512)	-
Net increase (decrease)	(1,111)	3,236	$ (42,925)	$ 160,458
Class C
Shares sold	1,413	11,169	$ 66,000	$ 549,643
Reinvestment of distributions	121	53	4,693	2,662
Shares redeemed	(6,175)	(3,529)	(246,736)	(172,565)
Net increase (decrease)	(4,641)	7,693	$ (176,043)	$ 379,740
Income Replacement 2018
Shares sold	31,145	122,952	$ 1,287,530	$ 6,187,553
Reinvestment of distributions	1,066	278	41,156	13,952
Shares redeemed	(60,855)	(14,368)	(2,414,434)	(704,704)
Net increase (decrease)	(28,644)	108,862	$ (1,085,748)	$ 5,496,801
Institutional Class
Shares sold	6,412	4,519	$ 300,000	$ 225,289
Reinvestment of distributions	48	56	1,922	2,804
Shares redeemed	(3,355)	(60)	(140,821)	(2,900)
Net increase (decrease)	3,105	4,515	$ 161,101	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,712	10,762	$ 220,301	$ 527,052
Reinvestment of distributions	235	71	9,064	3,536
Shares redeemed	(4,744)	(160)	(174,944)	(7,749)
Net increase (decrease)	1,203	10,673	$ 54,421	$ 522,839
Class T
Shares sold	3,129	4,042	$ 117,854	$ 202,738
Reinvestment of distributions	134	71	5,198	3,548
Shares redeemed	(3,188)	(139)	(116,592)	(6,586)
Net increase (decrease)	75	3,974	$ 6,460	$ 199,700
Class C
Shares sold	4,926	5,838	$ 220,984	$ 288,035
Reinvestment of distributions	165	55	6,431	2,753
Shares redeemed	(5,708)	(50)	(212,347)	(2,417)
Net increase (decrease)	(617)	5,843	$ 15,068	$ 288,371

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Income Replacement 2020
Shares sold	30,891	28,174	$ 1,305,179	$ 1,389,273
Reinvestment of distributions	492	71	19,005	3,552
Shares redeemed	(19,152)	(2,068)	(808,457)	(99,949)
Net increase (decrease)	12,231	26,177	$ 515,727	$ 1,292,876
Institutional Class
Shares sold	-	3,397	$ -	$ 168,160
Reinvestment of distributions	63	57	2,457	2,822
Shares redeemed	(1,274)	-	(48,199)	-
Net increase (decrease)	(1,211)	3,454	$ (45,742)	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,185	$ -	$ 306,290
Reinvestment of distributions	77	48	2,949	2,394
Shares redeemed	(3,298)	(93)	(120,531)	(4,482)
Net increase (decrease)	(3,221)	6,140	$ (117,582)	$ 304,202
Class T
Shares sold	76	3,924	$ 3,458	$ 195,654
Reinvestment of distributions	130	53	4,991	2,613
Shares redeemed	(1,511)	-	(56,298)	-
Net increase (decrease)	(1,305)	3,977	$ (47,849)	$ 198,267
Class C
Shares sold	-	2,513	$ -	$ 125,050
Reinvestment of distributions	54	35	2,085	1,733
Shares redeemed	(953)	-	(35,652)	-
Net increase (decrease)	(899)	2,548	$ (33,567)	$ 126,783
Income Replacement 2022
Shares sold	5,083	114,310	$ 194,196	$ 5,694,740
Reinvestment of distributions	834	193	32,170	9,783
Shares redeemed	(48,851)	(15,364)	(1,860,055)	(754,411)
Net increase (decrease)	(42,934)	99,139	$ (1,633,689)	$ 4,950,112
Institutional Class
Shares sold	-	5,837	$ -	$ 300,050
Reinvestment of distributions	56	52	2,170	2,619
Shares redeemed	(1,970)	-	(72,714)	-
Net increase (decrease)	(1,914)	5,889	$ (70,544)	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,906	6,152	$ 215,614	$ 310,133
Reinvestment of distributions	327	95	12,248	4,738
Shares redeemed	(4,404)	(155)	(158,200)	(7,496)
Net increase (decrease)	829	6,092	$ 69,662	$ 307,375
Class T
Shares sold	-	2,001	$ -	$ 99,021
Reinvestment of distributions	76	44	2,834	2,208
Shares redeemed	(456)	-	(17,393)	-
Net increase (decrease)	(380)	2,045	$ (14,559)	$ 101,229
Class C
Shares sold	580	4,943	$ 25,192	$ 242,316
Reinvestment of distributions	91	40	3,347	2,004
Shares redeemed	(2,078)	(20)	(76,555)	(939)
Net increase (decrease)	(1,407)	4,963	$ (48,016)	$ 243,381
Income Replacement 2024
Shares sold	13,806	18,071	$ 554,022	$ 894,960
Reinvestment of distributions	289	80	10,721	3,983
Shares redeemed	(11,244)	(2,959)	(417,589)	(140,970)
Net increase (decrease)	2,851	15,192	$ 147,154	$ 757,973

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Institutional Class
Shares sold	-	2,001	$ -	$ 100,277
Reinvestment of distributions	78	53	2,918	2,668
Shares redeemed	(769)	-	(28,292)	-
Net increase (decrease)	(691)	2,054	$ (25,374)	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	2,750	$ -	$ 136,448
Reinvestment of distributions	107	58	4,141	2,907
Shares redeemed	(1,237)	-	(44,238)	-
Net increase (decrease)	(1,130)	2,808	$ (40,097)	$ 139,355
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	75	44	2,895	2,214
Shares redeemed	(766)	-	(27,732)	-
Net increase (decrease)	(691)	2,045	$ (24,837)	$ 102,264
Class C
Shares sold	-	10,559	$ -	$ 527,050
Reinvestment of distributions	305	131	11,850	6,505
Shares redeemed	(6,213)	(307)	(212,409)	(14,828)
Net increase (decrease)	(5,908)	10,383	$ (200,559)	$ 518,727
Income Replacement 2026
Shares sold	2,618	17,326	$ 94,000	$ 852,072
Reinvestment of distributions	498	117	19,354	5,806
Shares redeemed	(11,158)	(693)	(396,480)	(33,589)
Net increase (decrease)	(8,042)	16,750	$ (283,126)	$ 824,289
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	84	53	3,263	2,670
Shares redeemed	(772)	-	(27,938)	-
Net increase (decrease)	(688)	2,054	$ (24,675)	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	902	7,922	$ 30,470	$ 392,531
Reinvestment of distributions	251	69	9,345	3,412
Shares redeemed	(2,317)	(65)	(82,255)	(3,072)
Net increase (decrease)	(1,164)	7,926	$ (42,440)	$ 392,871
Class T
Shares sold	3,593	13,004	$ 161,040	$ 639,428
Reinvestment of distributions	188	58	6,887	2,913
Shares redeemed	(9,171)	(120)	(312,914)	(5,688)
Net increase (decrease)	(5,390)	12,942	$ (144,987)	$ 636,653
Class C
Shares sold	-	3,181	$ -	$ 157,488
Reinvestment of distributions	53	31	1,949	1,557
Shares redeemed	(1,185)	-	(42,907)	-
Net increase (decrease)	(1,132)	3,212	$ (40,958)	$ 159,045
Income Replacement 2028
Shares sold	61,564	148,761	$ 2,501,275	$ 7,341,752
Reinvestment of distributions	2,090	196	75,928	9,925
Shares redeemed	(56,233)	(19,359)	(2,070,963)	(940,882)
Net increase (decrease)	7,421	129,598	$ 506,240	$ 6,410,795
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	68	48	2,548	2,376
Shares redeemed	(764)	-	(27,702)	-
Net increase (decrease)	(696)	2,049	$ (25,154)	$ 102,426

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	73	48	2,794	2,395
Shares redeemed	(767)	-	(27,372)	-
Net increase (decrease)	(694)	2,049	$ (24,578)	$ 102,445
Class T
Shares sold	671	2,001	$ 30,925	$ 100,050
Reinvestment of distributions	75	43	2,915	2,173
Shares redeemed	(1,036)	-	(37,010)	-
Net increase (decrease)	(290)	2,044	$ (3,170)	$ 102,223
Class C
Shares sold	-	6,410	$ -	$ 322,141
Reinvestment of distributions	182	83	6,983	4,124
Shares redeemed	(2,189)	(120)	(77,203)	(5,838)
Net increase (decrease)	(2,007)	6,373	$ (70,220)	$ 320,427
Income Replacement 2030
Shares sold	5,662	14,029	$ 238,867	$ 682,104
Reinvestment of distributions	237	72	9,619	3,547
Shares redeemed	(12,457)	(87)	(499,906)	(4,166)
Net increase (decrease)	(6,558)	14,014	$ (251,420)	$ 681,485
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	78	53	2,975	2,627
Shares redeemed	(770)	-	(27,474)	-
Net increase (decrease)	(692)	2,054	$ (24,499)	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,297	8,485	$ 200,000	$ 428,673
Reinvestment of distributions	286	158	11,007	7,859
Shares redeemed	(8,676)	-	(351,549)	-
Net increase (decrease)	(4,093)	8,643	$ (140,542)	$ 436,532
Class T
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	78	43	2,968	2,138
Shares redeemed	(768)	-	(27,006)	-
Net increase (decrease)	(690)	2,044	$ (24,038)	$ 102,197
Class C
Shares sold	1,093	2,001	$ 45,000	$ 100,059
Reinvestment of distributions	91	34	3,391	1,688
Shares redeemed	(2,085)	-	(67,945)	-
Net increase (decrease)	(901)	2,035	$ (19,554)	$ 101,747
Income Replacement 2032
Shares sold	21,940	18,568	$ 841,705	$ 934,542
Reinvestment of distributions	449	96	17,218	4,859
Shares redeemed	(6,141)	(2,950)	(214,625)	(142,310)
Net increase (decrease)	16,248	15,714	$ 644,298	$ 797,091
Institutional Class
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	88	52	3,330	2,594
Shares redeemed	(773)	-	(27,211)	-
Net increase (decrease)	(685)	2,053	$ (23,881)	$ 102,653

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	3,214	$ -	$ 158,381
Reinvestment of distributions	89	55	3,391	2,727
Shares redeemed	(1,504)	(289)	(53,458)	(14,048)
Net increase (decrease)	(1,415)	2,980	$ (50,067)	$ 147,060
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	58	42	2,202	2,108
Shares redeemed	(761)	-	(26,682)	-
Net increase (decrease)	(703)	2,043	$ (24,480)	$ 102,158
Class C
Shares sold	824	2,001	$ 34,000	$ 100,050
Reinvestment of distributions	46	33	1,781	1,652
Shares redeemed	(1,880)	-	(67,548)	-
Net increase (decrease)	(1,010)	2,034	$ (31,767)	$ 101,702
Income Replacement 2034
Shares sold	36,056	11,938	$ 1,410,731	$ 589,565
Reinvestment of distributions	482	100	18,396	4,987
Shares redeemed	(8,010)	(145)	(280,721)	(7,028)
Net increase (decrease)	28,528	11,893	$ 1,148,406	$ 587,524
Institutional Class
Shares sold	2,039	2,001	$ 95,000	$ 100,050
Reinvestment of distributions	111	51	4,233	2,559
Shares redeemed	(1,522)	-	(53,366)	-
Net increase (decrease)	628	2,052	$ 45,867	$ 102,609
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	78	44	2,758	2,195
Shares redeemed	(767)	-	(26,498)	-
Net increase (decrease)	(689)	2,045	$ (23,740)	$ 102,245
Class T
Shares sold	437	8,360	$ 16,380	$ 427,487
Reinvestment of distributions	186	59	6,459	2,995
Shares redeemed	(2,221)	(139)	(74,730)	(6,726)
Net increase (decrease)	(1,598)	8,280	$ (51,891)	$ 423,756
Class C
Shares sold	2,310	2,001	$ 92,634	$ 100,050
Reinvestment of distributions	80	30	2,800	1,518
Shares redeemed	(1,505)	-	(49,938)	-
Net increase (decrease)	885	2,031	$ 45,496	$ 101,568
Income Replacement 2036
Shares sold	726	30,339	$ 32,500	$ 1,531,859
Reinvestment of distributions	370	136	12,836	6,842
Shares redeemed	(6,424)	(9,217)	(222,147)	(447,459)
Net increase (decrease)	(5,328)	21,258	$ (176,811)	$ 1,091,242
Institutional Class
Shares sold	-	2,505	$ -	$ 125,551
Reinvestment of distributions	104	60	3,664	3,020
Shares redeemed	(959)	(10)	(33,160)	(477)
Net increase (decrease)	(855)	2,555	$ (29,496)	$ 128,094

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,129	2,001	$ 75,810	$ 100,050
Reinvestment of distributions	78	16	2,676	745
Shares redeemed	(1,283)	-	(43,654)	-
Net increase (decrease)	924	2,017	$ 34,832	$ 100,795
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	55	13	1,899	610
Shares redeemed	(604)	-	(20,566)	-
Net increase (decrease)	(549)	2,014	$ (18,667)	$ 100,660
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	45	8	1,551	363
Shares redeemed	(601)	-	(20,438)	-
Net increase (decrease)	(556)	2,009	$ (18,887)	$ 100,413
Income Replacement 2038
Shares sold	8,548	26,117	$ 312,614	$ 1,244,662
Reinvestment of distributions	333	24	11,339	1,115
Shares redeemed	(3,764)	(1,352)	(133,653)	(62,898)
Net increase (decrease)	5,117	24,789	$ 190,300	$ 1,182,879
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	65	19	2,246	878
Shares redeemed	(608)	-	(20,399)	-
Net increase (decrease)	(543)	2,020	$ (18,153)	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	61	17	2,117	799
Shares redeemed	(606)	-	(20,534)	-
Net increase (decrease)	(545)	2,018	$ (18,417)	$ 100,849
Class T
Shares sold	1,587	2,913	$ 60,003	$ 143,477
Reinvestment of distributions	109	16	3,744	766
Shares redeemed	(1,999)	-	(66,297)	-
Net increase (decrease)	(303)	2,929	$ (2,550)	$ 144,243
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	46	8	1,589	397
Shares redeemed	(601)	-	(20,340)	-
Net increase (decrease)	(555)	2,009	$ (18,751)	$ 100,447
Income Replacement 2040
Shares sold	5,464	13,341	$ 205,995	$ 638,742
Reinvestment of distributions	293	45	10,040	2,091
Shares redeemed	(9,085)	(172)	(305,194)	(8,085)
Net increase (decrease)	(3,328)	13,214	$ (89,159)	$ 632,748
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	66	20	2,287	932
Shares redeemed	(608)	-	(20,599)	-
Net increase (decrease)	(542)	2,021	$ (18,312)	$ 100,982

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,068	2,001	$ 34,898	$ 100,050
Reinvestment of distributions	68	17	2,330	781
Shares redeemed	(879)	-	(29,788)	-
Net increase (decrease)	257	2,018	$ 7,440	$ 100,831
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	55	14	1,881	648
Shares redeemed	(604)	-	(20,417)	-
Net increase (decrease)	(549)	2,015	$ (18,536)	$ 100,698
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	45	8	1,536	381
Shares redeemed	(600)	-	(20,287)	-
Net increase (decrease)	(555)	2,009	$ (18,751)	$ 100,431
Income Replacement 2042
Shares sold	20,430	21,824	$ 716,264	$ 1,059,126
Reinvestment of distributions	595	34	20,217	1,577
Shares redeemed	(6,545)	(420)	(223,148)	(19,844)
Net increase (decrease)	14,480	21,438	$ 513,333	$ 1,040,859
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	65	20	2,233	916
Shares redeemed	(608)	-	(20,545)	-
Net increase (decrease)	(543)	2,021	$ (18,312)	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Series Broad Market Opportunities Fund	18%	11%	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2024 Fund	10%
Fidelity Income Replacement 2026 Fund	23%
Fidelity Income Replacement 2030 Fund	25%
Fidelity Income Replacement 2032 Fund	10%
Fidelity Income Replacement 2036 Fund	15%
Fidelity Income Replacement 2038 Fund	14%
Fidelity Income Replacement 2040 Fund	32%
Fidelity Income Replacement 2042 Fund	13%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each of which are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Income Replacement Fund, and review each Income Replacement Fund's performance. If the interests of an Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson and Mr. Kenneally oversee 171 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an FMR affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (44)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Income Replacement 2022	09/14/09	09/11/09	$0.0	$0.177
Income Replacement 2034	09/14/09	09/11/09	$0.0	$0.084
Income Replacement 2036	09/14/09	09/11/09	$0.0	$0.039
Income Replacement 2038	09/14/09	09/11/09	$0.0	$0.07

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Income Replacement 2034	$273
Income Replacement 2038	$327

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016	4.42%
Income Replacement 2018	4.27%
Income Replacement 2020	3.79%
Income Replacement 2022	3.88%
Income Replacement 2024	3.61%
Income Replacement 2026	3.30%
Income Replacement 2028	3.29%
Income Replacement 2030	3.47%
Income Replacement 2032	3.50%
Income Replacement 2034	3.04%
Income Replacement 2036	3.02%
Income Replacement 2038	2.88%
Income Replacement 2040	2.47%
Income Replacement 2042	2.73%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Income Replacement 2016	Retail Class
August 2008	11%
September 2008	15%
October 2008	16%
November 2008	15%
December 2008 (Ex-Date 12/26/08)	17%
December 2008 (Ex-Date 12/30/08)	16%
January 2009	7%
February 2009	7%
March 2009	7%
April 2009	7%
May 2009	7%
June 2009	7%
July 2009	7%
Income Replacement 2018	Retail Class
August 2008	12%
September 2008	17%
October 2008	17%
November 2008	17%
December 2008 (Ex-Date 12/26/08)	17%
December 2008 (Ex-Date 12/30/08)	17%
January 2009	8%
February 2009	8%
March 2009	8%
April 2009	8%
May 2009	8%
June 2009	8%
July 2009	8%
Income Replacement 2020	Retail Class
August 2008	16%
September 2008	23%
October 2008	24%
November 2008	23%
December 2008 (Ex-Date 12/26/08)	25%
December 2008 (Ex-Date 12/30/08)	25%
January 2009	9%
February 2009	9%
March 2009	9%
April 2009	9%
May 2009	9%
June 2009	9%
July 2009	9%
Income Replacement 2022	Retail Class
August 2008	16%
September 2008	22%
October 2008	22%
November 2008	22%
December 2008 (Ex-Date 12/26/08)	23%
December 2008 (Ex-Date 12/30/08)	22%
January 2009	10%
February 2009	10%
March 2009	10%
April 2009	10%
May 2009	10%
June 2009	10%
July 2009	10%
Income Replacement 2024	Retail Class
August 2008	15%
September 2008	21%
October 2008	22%
November 2008	21%
December 2008 (Ex-Date 12/26/08)	24%
December 2008 (Ex-Date 12/30/08)	23%
January 2009	10%
February 2009	10%
March 2009	11%
April 2009	11%
May 2009	10%
June 2009	10%
July 2009	11%
Income Replacement 2026	Retail Class
August 2008	17%
September 2008	25%
October 2008	27%
November 2008	25%
December 2008 (Ex-Date 12/26/08)	30%
December 2008 (Ex-Date 12/30/08)	29%
January 2009	9%
February 2009	9%
March 2009	10%
April 2009	10%
May 2009	9%
June 2009	9%
July 2009	10%
Income Replacement 2028	Retail Class
August 2008	19%
September 2008	28%
October 2008	28%
November 2008	28%
December 2008 (Ex-Date 12/26/08)	29%
December 2008 (Ex-Date 12/30/08)	29%
January 2009	11%
February 2009	11%
March 2009	11%
April 2009	11%
May 2009	11%
June 2009	11%
July 2009	11%
Income Replacement 2030	Retail Class
August 2008	19%
September 2008	29%
October 2008	31%
November 2008	27%
December 2008 (Ex-Date 12/26/08)	34%
December 2008 (Ex-Date 12/30/08)	33%
January 2009	11%
February 2009	11%
March 2009	12%
April 2009	13%
May 2009	11%
June 2009	11%
July 2009	12%
Income Replacement 2032	Retail Class
August 2008	19%
September 2008	27%
October 2008	28%
November 2008	26%
December 2008 (Ex-Date 12/26/08)	30%
December 2008 (Ex-Date 12/30/08)	29%
January 2009	12%
February 2009	11%
March 2009	12%
April 2009	12%
May 2009	11%
June 2009	12%
July 2009	13%
Income Replacement 2034	Retail Class
August 2008	29%
September 2008	43%
October 2008	44%
November 2008	43%
December 2008 (Ex-Date 12/26/08)	46%
December 2008 (Ex-Date 12/30/08)	45%
January 2009	13%
February 2009	13%
March 2009	13%
April 2009	13%
May 2009	13%
June 2009	13%
July 2009	13%
Income Replacement 2036	Retail Class
August 2008	16%
September 2008	24%
October 2008	25%
November 2008	23%
December 2008 (Ex-Date 12/26/08)	26%
December 2008 (Ex-Date 12/30/08)	26%
January 2009	13%
February 2009	13%
March 2009	13%
April 2009	14%
May 2009	13%
June 2009	13%
July 2009	13%
Income Replacement 2038	Retail Class
August 2008	23%
September 2008	37%
October 2008	38%
November 2008	36%
December 2008 (Ex-Date 12/26/08)	39%
December 2008 (Ex-Date 12/30/08)	38%
January 2009	14%
February 2009	14%
March 2009	14%
April 2009	14%
May 2009	14%
June 2009	14%
July 2009	14%
Income Replacement 2040	Retail Class
August 2008	21%
September 2008	37%
October 2008	39%
November 2008	37%
December 2008 (Ex-Date 12/26/08)	41%
December 2008 (Ex-Date 12/30/08)	41%
January 2009	13%
February 2009	13%
March 2009	13%
April 2009	14%
May 2009	13%
June 2009	13%
July 2009	14%
Income Replacement 2042	Retail Class
August 2008	22%
September 2008	37%
October 2008	38%
November 2008	37%
December 2008 (Ex-Date 12/26/08)	39%
December 2008 (Ex-Date 12/30/08)	39%
January 2009	14%
February 2009	14%
March 2009	14%
April 2009	14%
May 2009	14%
June 2009	14%
July 2009	14%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract (the Advisory Contract) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contract involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contract; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contract are fair and reasonable, and that each fund's Advisory Contract should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

RW-UANN-0909
1.848174.101

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Annual Report

July 31, 2009

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-10.53%	-6.63%
Class T (incl. 3.50% sales charge)	-8.61%	-5.71%
Class C (incl. contingent deferred sales charge)B	-6.68%	-4.42%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2016 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-11.46%	-7.46%
Class T (incl. 3.50% sales charge)	-9.56%	-6.54%
Class C (incl. contingent deferred sales charge)B	-7.65%	-5.27%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2018 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-12.35%	-8.26%
Class T (incl. 3.50% sales charge)	-10.47%	-7.36%
Class C (incl. contingent deferred sales charge)B	-8.60%	-6.10%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2020 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-12.85%	-8.69%
Class T (incl. 3.50% sales charge)	-11.00%	-7.80%
Class C (incl. contingent deferred sales charge)B	-9.14%	-6.54%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2022 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-13.39%	-9.04%
Class T (incl. 3.50% sales charge)	-11.55%	-8.16%
Class C (incl. contingent deferred sales charge)B	-9.68%	-6.91%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2024 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-13.82%	-9.49%
Class T (incl. 3.50% sales charge)	-11.99%	-8.60%
Class C (incl. contingent deferred sales charge)B	-10.13%	-7.36%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2026 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-14.16%	-9.76%
Class T (incl. 3.50% sales charge)	-12.33%	-8.87%
Class C (incl. contingent deferred sales charge)B	-10.48%	-7.63%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2028 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-14.44%	-10.01%
Class T (incl. 3.50% sales charge)	-12.62%	-9.12%
Class C (incl. contingent deferred sales charge)B	-10.78%	-7.89%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2030 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-14.86%	-10.33%
Class T (incl. 3.50% sales charge)	-13.03%	-9.45%
Class C (incl. contingent deferred sales charge)B	-11.19%	-8.21%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2032 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-15.37%	-10.75%
Class T (incl. 3.50% sales charge)	-13.57%	-9.88%
Class C (incl. contingent deferred sales charge)B	-11.75%	-8.65%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2034 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-15.85%	-11.08%
Class T (incl. 3.50% sales charge)	-14.05%	-10.20%
Class C (incl. contingent deferred sales charge)B	-12.24%	-8.98%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2036 - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-16.35%	-15.69%
Class T (incl. 3.50% sales charge)	-14.55%	-14.63%
Class C (incl. contingent deferred sales charge)B	-12.76%	-13.13%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2038 - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-16.50%	-15.79%
Class T (incl. 3.50% sales charge)	-14.72%	-14.73%
Class C (incl. contingent deferred sales charge)B	-12.92%	-13.23%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2040 - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Class A (incl. 5.75% sales charge)	-16.49%	-15.83%
Class T (incl. 3.50% sales charge)	-14.71%	-14.79%
Class C (incl. contingent deferred sales charge)B	-12.91%	-13.27%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2042 - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Battered by the effects of a global credit crisis for much of the year ending July 31, 2009, equities were aided by early signs of a healing economy during the final months of the annual period. As a succession of large financial institutions around the world collapsed or were forced into mergers or government conservatorship, harried investors relinquished riskier assets in a massive flight to quality through late winter. By March, however, as unprecedented government fiscal and monetary interventions around the world took root, signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, valuations started to return to normal trading ranges and investors began to whet their appetite for risk. Against this improving backdrop, major equity indexes posted significant gains in March and April, and the uptrend continued through the end of the period. For the year overall, though, the Standard & Poor's 500SM Index declined 19.96%, while the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62%. Meanwhile, the technology-heavy Nasdaq Composite® Index posted a 14.05% loss. Global equities outside of the U.S. and Canada - as measured by the MSCI® EAFE® Index (Europe, Australasia, Far East) - fared worse than their domestic counterparts, due in large part to a strengthening dollar, and the index dropped 22.48%. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - gaining 7.85% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bill Index, posting a 0.87% return. High-yield bonds, which had suffered greatly amid the flight to quality, made a strong comeback during the second half of the period, with the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finishing the year up 4.55%.

Comments from Jonathan Shelon, Co-Portfolio Manager of Fidelity Advisor Income Replacement FundsSM, and Andrew Dierdorf, who became Co-Portfolio Manager of the Funds on June 1, 2009: Over the past year, the Advisor Income Replacement Funds, or IRFs, struggled during the crushing bear market of the period's first seven months, but then rebounded sharply in the closing months as the markets rallied. In spite of this welcome uptick, however, returns for all 14 of the IRFs remained in negative territory for the full 12-month reporting period, with absolute losses ranging from the mid-single digits for the shorter-dated and most-conservatively positioned 2016 portfolio to the low-double digits for the longer-dated and more equity-heavy 2042 portfolio. From an asset allocation point of view, the Funds' investments in the equity, fixed income and short-term instruments asset classes all underperformed their respective benchmarks for the full 12-month period, although returns for each improved markedly during the final five months. (For specific class-level results on each of the IRFs, please refer to the performance section of this report.)

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,133.80	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,132.40	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,129.60	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,135.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,135.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,150.60	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,149.20	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,146.30	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,152.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,152.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,162.70	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,161.40	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,158.30	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,164.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,164.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.28%
Actual		$ 1,000.00	$ 1,171.20	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40
Class T	.52%
Actual		$ 1,000.00	$ 1,169.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Class C	1.02%
Actual		$ 1,000.00	$ 1,166.50	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Income Replacement 2022	.03%
Actual		$ 1,000.00	$ 1,172.50	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Institutional Class	.03%
Actual		$ 1,000.00	$ 1,172.20	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,177.20	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,175.70	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,172.80	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,179.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,178.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,181.80	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,180.40	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,177.60	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,183.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,183.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,186.40	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,185.10	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,182.10	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,191.10	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,190.00	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,186.70	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,192.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,192.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,195.80	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,194.10	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,191.20	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,197.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,197.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.27%
Actual		$ 1,000.00	$ 1,200.40	$ 1.47
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35
Class T	.52%
Actual		$ 1,000.00	$ 1,198.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Class C	1.03%
Actual		$ 1,000.00	$ 1,195.70	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Income Replacement 2034	.02%
Actual		$ 1,000.00	$ 1,201.70	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10
Institutional Class	.02%
Actual		$ 1,000.00	$ 1,201.70	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,206.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,204.40	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,201.60	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,207.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,207.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,213.00	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,211.40	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,208.30	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,214.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,214.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,217.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,215.70	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,212.60	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,218.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,218.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,220.40	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,218.80	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,216.00	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,221.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,221.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.4	3.7
Fidelity Disciplined Equity Fund	3.6	3.8
Fidelity Equity-Income Fund	3.6	3.6
Fidelity Large Cap Core Enhanced Index Fund	5.8	5.9
Fidelity Series 100 Index Fund	4.3	4.3
Fidelity Series Broad Market Opportunities Fund	5.8	6.1
Fidelity Series Small Cap Opportunities Fund	2.4	2.5
	28.9	29.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.8	3.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.6	1.0
Fidelity Strategic Income Fund	0.5	1.1
	1.1	2.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.8
Fidelity Strategic Real Return Fund	8.0	7.5
Fidelity Total Bond Fund	23.8	23.7
	39.6	39.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.7	13.1
Fidelity Short-Term Bond Fund	13.9	12.9
	27.6	26.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	28.9%
International Equity Funds	2.8%
High Yield Fixed-Income Funds	1.1%
Investment Grade Fixed-Income Funds	39.6%
Short-Term Funds	27.6%

Six months ago
Domestic Equity Funds	29.9%
International Equity Funds	3.0%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	39.0%
Short-Term Funds	26.0%

Expected
Domestic Equity Funds	26.5%
International Equity Funds	2.5%
High Yield Fixed-Income Funds	0%
Investment Grade Fixed-Income Funds	40.7%
Short-Term Funds	30.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 31.7%
	Shares	Value
Domestic Equity Funds - 28.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	24,608	$ 313,997
Fidelity Disciplined Equity Fund	17,390	327,287
Fidelity Equity-Income Fund	9,545	330,847
Fidelity Large Cap Core Enhanced Index Fund	75,131	523,665
Fidelity Series 100 Index Fund	54,506	392,445
Fidelity Series Broad Market Opportunities Fund	71,847	528,793
Fidelity Series Small Cap Opportunities Fund	31,150	215,870
TOTAL DOMESTIC EQUITY FUNDS		2,632,904
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class	9,437	258,676
TOTAL EQUITY FUNDS (Cost $3,739,590)		2,891,580
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 1.1%
Fidelity Capital & Income Fund	6,856	51,216
Fidelity Strategic Income Fund	4,827	49,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,552

	Shares	Value
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Government Income Fund	65,684	$ 706,762
Fidelity Strategic Real Return Fund	92,452	726,674
Fidelity Total Bond Fund	213,368	2,172,087
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,605,523
TOTAL FIXED-INCOME FUNDS (Cost $3,817,614)		3,706,075
Short-Term Funds - 27.6%

Fidelity Institutional Money Market Portfolio Institutional Class	1,251,621	1,251,621
Fidelity Short-Term Bond Fund	154,876	1,263,785
TOTAL SHORT-TERM FUNDS (Cost $2,550,431)		2,515,406
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,107,635)		$ 9,113,061
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $11,321 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $129,169 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $10,107,635) - See accompanying schedule		$ 9,113,061
Cash		10
Receivable for investments sold		6,883
Receivable for fund shares sold		10,000
Total assets		9,129,954

Liabilities
Payable for investments purchased	$ 6,235
Payable for fund shares redeemed	11,027
Distribution fees payable	1,690
Total liabilities		18,952

Net Assets		$ 9,111,002
Net Assets consist of:
Paid in capital		$ 10,443,243
Undistributed net investment income		3,271
Accumulated undistributed net realized gain (loss) on investments		(340,938)
Net unrealized appreciation (depreciation) on investments		(994,574)
Net Assets		$ 9,111,002
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,598,507 ÷ 59,565.8 shares)		$ 43.62

Maximum offering price per share (100/94.25 of $43.62)		$ 46.28
Class T: Net Asset Value and redemption price per share ($498,908 ÷ 11,436.5 shares)		$ 43.62

Maximum offering price per share (100/96.50 of $43.62)		$ 45.20

Class C: Net Asset Value and offering price per share ($1,171,060 ÷ 26,852.3 shares) A		$ 43.61

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,733,425 ÷ 108,479.6 shares)		$ 43.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,102 ÷ 2,500.3 shares)		$ 43.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 246,536

Expenses
Distribution fees	$ 20,588
Independent trustees' compensation	30
Total expenses before reductions	20,618
Expense reductions	(30)	20,588
Net investment income (loss)		225,948
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(303,503)
Capital gain distributions from underlying funds	56,992	(246,511)
Change in net unrealized appreciation (depreciation) on underlying funds		(503,116)
Net gain (loss)		(749,627)
Net increase (decrease) in net assets resulting from operations		$ (523,679)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,948	$ 148,274
Net realized gain (loss)	(246,511)	8,520
Change in net unrealized appreciation (depreciation)	(503,116)	(491,458)
Net increase (decrease) in net assets resulting from operations	(523,679)	(334,664)
Distributions to shareholders from net investment income	(225,878)	(143,445)
Distributions to shareholders from net realized gain	(82,246)	(12,923)
Total distributions	(308,124)	(156,368)
Share transactions - net increase (decrease)	396,145	10,037,692
Total increase (decrease) in net assets	(435,658)	9,546,660

Net Assets
Beginning of period	9,546,660	-
End of period (including undistributed net investment income of $3,271 and undistributed net investment income of $4,829, respectively)	$ 9,111,002	$ 9,546,660

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.118	1.233
Net realized and unrealized gain (loss)	(3.686)	(2.204)
Total from investment operations	(2.568)	(.971)
Distributions from net investment income	(1.132)	(1.129)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.572)	(1.269)
Net asset value, end of period	$ 43.62	$ 47.76
Total Return B, C, D	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,599	$ 2,214
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.025	1.128
Net realized and unrealized gain (loss)	(3.690)	(2.219)
Total from investment operations	(2.665)	(1.091)
Distributions from net investment income	(1.025)	(1.019)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.465)	(1.159)
Net asset value, end of period	$ 43.62	$ 47.75
Total Return B, C, D	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 499	$ 673
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.822	.904
Net realized and unrealized gain (loss)	(3.689)	(2.227)
Total from investment operations	(2.867)	(1.323)
Distributions from net investment income	(.813)	(.807)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.253)	(.947)
Net asset value, end of period	$ 43.61	$ 47.73
Total Return B, C, D	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,171	$ 1,595
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.231	1.356
Net realized and unrealized gain (loss)	(3.692)	(2.217)
Total from investment operations	(2.461)	(.861)
Distributions from net investment income	(1.239)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.679)	(1.369)
Net asset value, end of period	$ 43.63	$ 47.77
Total Return B, C	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,733	$ 4,880
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.235	1.370
Net realized and unrealized gain (loss)	(3.686)	(2.231)
Total from investment operations	(2.451)	(.861)
Distributions from net investment income	(1.239)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.679)	(1.369)
Net asset value, end of period	$ 43.64	$ 47.77
Total Return B, C	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 184
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.3
Fidelity Disciplined Equity Fund	4.3	4.4
Fidelity Equity-Income Fund	4.4	4.2
Fidelity Large Cap Core Enhanced Index Fund	6.9	6.8
Fidelity Series 100 Index Fund	5.1	5.0
Fidelity Series Broad Market Opportunities Fund	7.0	7.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	34.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.8	3.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.4
Fidelity Strategic Income Fund	1.3	1.5
	2.7	2.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.3
Fidelity Strategic Real Return Fund	7.3	7.0
Fidelity Total Bond Fund	21.9	22.4
	36.3	36.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.2	10.9
Fidelity Short-Term Bond Fund	11.4	10.9
	22.6	21.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	34.6%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.3%
Short-Term Funds	22.6%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	21.8%

Expected
Domestic Equity Funds	32.6%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.2%
Short-Term Funds	24.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 38.4%
	Shares	Value
Domestic Equity Funds - 34.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,540	$ 198,289
Fidelity Disciplined Equity Fund	10,969	206,433
Fidelity Equity-Income Fund	6,049	209,660
Fidelity Large Cap Core Enhanced Index Fund	47,387	330,287
Fidelity Series 100 Index Fund	34,397	247,655
Fidelity Series Broad Market Opportunities Fund	45,516	334,994
Fidelity Series Small Cap Opportunities Fund	19,777	137,058
TOTAL DOMESTIC EQUITY FUNDS		1,664,376
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,708	183,856
TOTAL EQUITY FUNDS (Cost $2,505,058)		1,848,232
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	8,947	66,836
Fidelity Strategic Income Fund	6,276	64,143
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,979

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund	31,791	$ 342,071
Fidelity Strategic Real Return Fund	44,879	352,749
Fidelity Total Bond Fund	103,523	1,053,865
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,748,685
TOTAL FIXED-INCOME FUNDS (Cost $1,952,094)		1,879,664
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	541,478	541,478
Fidelity Short-Term Bond Fund	67,071	547,296
TOTAL SHORT-TERM FUNDS (Cost $1,105,996)		1,088,774
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,563,148)		$ 4,816,670
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $123,548 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $322,305 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $5,563,148) - See accompanying schedule		$ 4,816,670
Receivable for investments sold		2
Total assets		4,816,672

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	314
Total liabilities		316

Net Assets		$ 4,816,356
Net Assets consist of:
Paid in capital		$ 6,156,335
Undistributed net investment income		1,783
Accumulated undistributed net realized gain (loss) on investments		(595,284)
Net unrealized appreciation (depreciation) on investments		(746,478)
Net Assets		$ 4,816,356
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($833,405 ÷ 19,466.4 shares)		$ 42.81

Maximum offering price per share (100/94.25 of $42.81)		$ 45.42
Class T: Net Asset Value and redemption price per share ($90,993 ÷ 2,124.4 shares)		$ 42.83

Maximum offering price per share (100/96.50 of $42.83)		$ 44.38

Class C: Net Asset Value and offering price per share ($130,656 ÷ 3,052.5 shares) A		$ 42.80

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,434,960 ÷ 80,218.5 shares)		$ 42.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($326,342 ÷ 7,620.5 shares)		$ 42.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 152,095

Expenses
Distribution fees	$ 5,422
Independent trustees' compensation	19
Total expenses before reductions	5,441
Expense reductions	(19)	5,422
Net investment income (loss)		146,673
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(568,784)
Capital gain distributions from underlying funds	34,499	(534,285)
Change in net unrealized appreciation (depreciation) on underlying funds		(337,001)
Net gain (loss)		(871,286)
Net increase (decrease) in net assets resulting from operations		$ (724,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,673	$ 108,858
Net realized gain (loss)	(534,285)	8,519
Change in net unrealized appreciation (depreciation)	(337,001)	(409,477)
Net increase (decrease) in net assets resulting from operations	(724,613)	(292,100)
Distributions to shareholders from net investment income	(148,470)	(105,276)
Distributions to shareholders from net realized gain	(55,239)	(8,128)
Total distributions	(203,709)	(113,404)
Share transactions - net increase (decrease)	(1,262,213)	7,412,395
Total increase (decrease) in net assets	(2,190,535)	7,006,891

Net Assets
Beginning of period	7,006,891	-
End of period (including undistributed net investment income of $1,783 and undistributed net investment income of $3,581, respectively)	$ 4,816,356	$ 7,006,891

Financial Highlights - Class A

Years ended July 31,

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.092	1.163
Net realized and unrealized gain (loss)	(4.138)	(2.454)
Total from investment operations	(3.046)	(1.291)
Distributions from net investment income	(1.124)	(1.119)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.604)	(1.249)
Net asset value, end of period	$ 42.81	$ 47.46
Total ReturnB,C,D	(6.06)%	(2.68)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833	$ 1,107
Portfolio turnover rate	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.989	1.075
Net realized and unrealized gain (loss)	(4.128)	(2.483)
Total from investment operations	(3.139)	(1.408)
Distributions from net investment income	(1.011)	(1.002)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.491)	(1.132)
Net asset value, end of period	$ 42.83	$ 47.46
Total Return B, C, D	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 154
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.786	.836
Net realized and unrealized gain (loss)	(4.122)	(2.476)
Total from investment operations	(3.336)	(1.640)
Distributions from net investment income	(.794)	(.820)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.274)	(.950)
Net asset value, end of period	$ 42.80	$ 47.41
Total Return B, C, D	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 365
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.202	1.280
Net realized and unrealized gain (loss)	(4.138)	(2.469)
Total from investment operations	(2.936)	(1.189)
Distributions from net investment income	(1.224)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.704)	(1.351)
Net asset value, end of period	$ 42.82	$ 47.46
Total Return B, C	(5.81)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,435	$ 5,167
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.175	1.295
Net realized and unrealized gain (loss)	(4.121)	(2.474)
Total from investment operations	(2.946)	(1.179)
Distributions from net investment income	(1.224)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.704)	(1.351)
Net asset value, end of period	$ 42.82	$ 47.47
Total Return B, C	(5.83)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 326	$ 214
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.6	4.8
Fidelity Disciplined Equity Fund	4.8	4.9
Fidelity Equity-Income Fund	4.9	4.7
Fidelity Large Cap Core Enhanced Index Fund	7.7	7.6
Fidelity Series 100 Index Fund	5.7	5.6
Fidelity Series Broad Market Opportunities Fund	7.8	7.9
Fidelity Series Small Cap Opportunities Fund	3.2	3.2
	38.7	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.8
Fidelity Strategic Income Fund	1.7	1.9
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.8
Fidelity Strategic Real Return Fund	6.9	6.6
Fidelity Total Bond Fund	20.4	20.8
	33.9	34.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.5	9.3
Fidelity Short-Term Bond Fund	9.6	9.3
	19.1	18.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	19.1%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	18.6%

Expected
Domestic Equity Funds	37.1%
International Equity Funds	4.4%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.8%
Short-Term Funds	20.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,469	$ 120,823
Fidelity Disciplined Equity Fund	6,686	125,829
Fidelity Equity-Income Fund	3,678	127,462
Fidelity Large Cap Core Enhanced Index Fund	28,849	201,076
Fidelity Series 100 Index Fund	20,945	150,806
Fidelity Series Broad Market Opportunities Fund	27,669	203,647
Fidelity Series Small Cap Opportunities Fund	12,037	83,416
TOTAL DOMESTIC EQUITY FUNDS		1,013,059
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,556	124,893
TOTAL EQUITY FUNDS (Cost $1,325,074)		1,137,952
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,262	46,779
Fidelity Strategic Income Fund	4,416	45,131
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,910

	Shares	Value
Investment Grade Fixed-Income Funds - 33.9%
Fidelity Government Income Fund	16,103	$ 173,273
Fidelity Strategic Real Return Fund	22,763	178,914
Fidelity Total Bond Fund	52,393	533,358
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		885,545
TOTAL FIXED-INCOME FUNDS (Cost $987,333)		977,455
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Institutional Class	247,777	247,777
Fidelity Short-Term Bond Fund	30,694	250,459
TOTAL SHORT-TERM FUNDS (Cost $503,332)		498,236
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,815,739)		$ 2,613,643
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,778 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $89,873 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $2,815,739) - See accompanying schedule	$ 2,613,643

Liabilities
Distribution fees payable	352

Net Assets	$ 2,613,291
Net Assets consist of:
Paid in capital	$ 3,021,365
Undistributed net investment income	864
Accumulated undistributed net realized gain (loss) on investments	(206,842)
Net unrealized appreciation (depreciation) on investments	(202,096)
Net Assets	$ 2,613,291
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,193 ÷ 11,876.5 shares)	$ 42.28

Maximum offering price per share (100/94.25 of $42.28)	$ 44.86
Class T: Net Asset Value and redemption price per share ($171,238 ÷ 4,049.9 shares)	$ 42.28

Maximum offering price per share (100/96.50 of $42.28)	$ 43.81

Class C: Net Asset Value and offering price per share ($220,898 ÷ 5,226.9 shares) A	$ 42.26

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,624,133 ÷ 38,408.4 shares)	$ 42.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,829 ÷ 2,242.5 shares)	$ 42.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 70,116

Expenses
Distribution fees	$ 4,832
Independent trustees' compensation	9
Total expenses before reductions	4,841
Expense reductions	(9)	4,832
Net investment income (loss)		65,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(202,927)
Capital gain distributions from underlying funds	15,095	(187,832)
Change in net unrealized appreciation (depreciation) on underlying funds		(83,658)
Net gain (loss)		(271,490)
Net increase (decrease) in net assets resulting from operations		$ (206,206)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,284	$ 31,100
Net realized gain (loss)	(187,832)	6,278
Change in net unrealized appreciation (depreciation)	(83,658)	(118,438)
Net increase (decrease) in net assets resulting from operations	(206,206)	(81,060)
Distributions to shareholders from net investment income	(65,385)	(29,990)
Distributions to shareholders from net realized gain	(22,288)	(2,482)
Total distributions	(87,673)	(32,472)
Share transactions - net increase (decrease)	545,934	2,474,768
Total increase (decrease) in net assets	252,055	2,361,236

Net Assets
Beginning of period	2,361,236	-
End of period (including undistributed net investment income of $864 and undistributed net investment income of $1,110, respectively)	$ 2,613,291	$ 2,361,236

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.027	1.085
Net realized and unrealized gain (loss)	(4.465)	(2.692)
Total from investment operations	(3.438)	(1.607)
Distributions from net investment income	(1.032)	(1.113)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.392)	(1.283)
Net asset value, end of period	$ 42.28	$ 47.11
Total Return B, C, D	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 502	$ 503
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.926	.985
Net realized and unrealized gain (loss)	(4.460)	(2.707)
Total from investment operations	(3.534)	(1.722)
Distributions from net investment income	(.926)	(1.008)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.286)	(1.178)
Net asset value, end of period	$ 42.28	$ 47.10
Total Return B, C, D	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171	$ 187
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.736	.755
Net realized and unrealized gain (loss)	(4.471)	(2.699)
Total from investment operations	(3.735)	(1.944)
Distributions from net investment income	(.725)	(.806)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.085)	(.976)
Net asset value, end of period	$ 42.26	$ 47.08
Total Return B, C, D	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221	$ 275
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.125	1.190
Net realized and unrealized gain (loss)	(4.464)	(2.677)
Total from investment operations	(3.339)	(1.487)
Distributions from net investment income	(1.131)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.491)	(1.393)
Net asset value, end of period	$ 42.29	$ 47.12
Total Return B, C	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,624	$ 1,233
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.138	1.215
Net realized and unrealized gain (loss)	(4.477)	(2.702)
Total from investment operations	(3.339)	(1.487)
Distributions from net investment income	(1.131)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.491)	(1.393)
Net asset value, end of period	$ 42.29	$ 47.12
Total Return B, C	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 163
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Disciplined Equity Fund	5.2	5.2
Fidelity Equity-Income Fund	5.2	5.0
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.0
Fidelity Series 100 Index Fund	6.2	5.9
Fidelity Series Broad Market Opportunities Fund	8.4	8.4
Fidelity Series Small Cap Opportunities Fund	3.4	3.4
	41.5	40.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.6
Fidelity Strategic Real Return Fund	6.5	6.3
Fidelity Total Bond Fund	19.3	20.0
	32.1	32.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
	16.7	16.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.5%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.7%

Six months ago
Domestic Equity Funds	40.9%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.8%
Short-Term Funds	17.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,942	$ 139,616
Fidelity Disciplined Equity Fund	7,724	145,360
Fidelity Equity-Income Fund	4,257	147,536
Fidelity Large Cap Core Enhanced Index Fund	33,354	232,477
Fidelity Series 100 Index Fund	24,218	174,367
Fidelity Series Broad Market Opportunities Fund	32,049	235,880
Fidelity Series Small Cap Opportunities Fund	13,908	96,384
TOTAL DOMESTIC EQUITY FUNDS		1,171,620
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	5,808	159,191
TOTAL EQUITY FUNDS (Cost $1,821,485)		1,330,811
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	7,811	58,345
Fidelity Strategic Income Fund	5,490	56,104
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,449

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund	16,447	$ 176,972
Fidelity Strategic Real Return Fund	23,287	183,036
Fidelity Total Bond Fund	53,613	545,778
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		905,786
TOTAL FIXED-INCOME FUNDS (Cost $1,068,704)		1,020,235
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	234,619	234,619
Fidelity Short-Term Bond Fund	29,058	237,111
TOTAL SHORT-TERM FUNDS (Cost $481,146)		471,730
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,371,335)		$ 2,822,776
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $64,025 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $429,623 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $3,371,335) - See accompanying schedule	$ 2,822,776

Liabilities
Distribution fees payable	125

Net Assets	$ 2,822,651
Net Assets consist of:
Paid in capital	$ 3,982,869
Undistributed net investment income	941
Accumulated undistributed net realized gain (loss) on investments	(612,600)
Net unrealized appreciation (depreciation) on investments	(548,559)
Net Assets	$ 2,822,651
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($122,219 ÷ 2,919.3 shares)	$ 41.87

Maximum offering price per share (100/94.25 of $41.87)	$ 44.42
Class T: Net Asset Value and redemption price per share ($111,844 ÷ 2,671.9 shares)	$ 41.86

Maximum offering price per share (100/96.50 of $41.86)	$ 43.38

Class C: Net Asset Value and offering price per share ($69,026 ÷ 1,648.9 shares)A	$ 41.86

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,353,135 ÷ 56,204.6 shares)	$ 41.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($166,427 ÷ 3,975.5 shares)	$ 41.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 99,110

Expenses
Distribution fees	$ 2,036
Independent trustees' compensation	13
Tax expense	361
Total expenses before reductions	2,410
Expense reductions	(13)	2,397
Net investment income (loss)		96,713
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(602,600)
Capital gain distributions from underlying funds	21,178	(581,422)
Change in net unrealized appreciation (depreciation) on underlying funds		(193,067)
Net gain (loss)		(774,489)
Net increase (decrease) in net assets resulting from operations		$ (677,776)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,713	$ 85,480
Net realized gain (loss)	(581,422)	18,940
Change in net unrealized appreciation (depreciation)	(193,067)	(355,492)
Net increase (decrease) in net assets resulting from operations	(677,776)	(251,072)
Distributions to shareholders from net investment income	(98,247)	(83,005)
Distributions to shareholders from net realized gain	(36,959)	(9,092)
Total distributions	(135,206)	(92,097)
Share transactions - net increase (decrease)	(1,903,231)	5,882,033
Total increase (decrease) in net assets	(2,716,213)	5,538,864

Net Assets
Beginning of period	5,538,864	-
End of period (including undistributed net investment income of $941 and undistributed net investment income of $2,475, respectively)	$ 2,822,651	$ 5,538,864

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.035	1.087
Net realized and unrealized gain (loss)	(4.739)	(2.853)
Total from investment operations	(3.704)	(1.766)
Distributions from net investment income	(1.056)	(1.014)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.476)	(1.184)
Net asset value, end of period	$ 41.87	$ 47.05
Total Return B, C, D	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26%	.25% A
Expenses net of fee waivers, if any	.26%	.25% A
Expenses net of all reductions	.26%	.25% A
Net investment income (loss)	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 289
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.933	.982
Net realized and unrealized gain (loss)	(4.736)	(2.862)
Total from investment operations	(3.803)	(1.880)
Distributions from net investment income	(.957)	(.910)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.377)	(1.080)
Net asset value, end of period	$ 41.86	$ 47.04
Total Return B, C, D	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%	.50% A
Expenses net of fee waivers, if any	.51%	.50% A
Expenses net of all reductions	.51%	.50% A
Net investment income (loss)	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 187
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.737	.760
Net realized and unrealized gain (loss)	(4.745)	(2.860)
Total from investment operations	(4.008)	(2.100)
Distributions from net investment income	(.752)	(.690)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.172)	(.860)
Net asset value, end of period	$ 41.86	$ 47.04
Total Return B, C, D	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%	1.00% A
Expenses net of fee waivers, if any	1.01%	1.00% A
Expenses net of all reductions	1.01%	1.00% A
Net investment income (loss)	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 120
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.144	1.190
Net realized and unrealized gain (loss)	(4.752)	(2.836)
Total from investment operations	(3.608)	(1.646)
Distributions from net investment income	(1.162)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.582)	(1.294)
Net asset value, end of period	$ 41.87	$ 47.06
Total Return B, C	(7.30)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,353	$ 4,666
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.131	1.208
Net realized and unrealized gain (loss)	(4.749)	(2.854)
Total from investment operations	(3.618)	(1.646)
Distributions from net investment income	(1.162)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.582)	(1.294)
Net asset value, end of period	$ 41.86	$ 47.06
Total Return B, C	(7.33)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166	$ 277
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.4	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.3
Fidelity Series 100 Index Fund	6.4	6.1
Fidelity Series Broad Market Opportunities Fund	8.7	8.8
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	43.3	42.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.2
Fidelity Strategic Income Fund	2.2	2.3
	4.5	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.3
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	18.3	19.1
	30.4	31.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.6	7.7
Fidelity Short-Term Bond Fund	7.7	7.7
	15.3	15.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.3%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	42.5%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	31.4%
Short-Term Funds	15.4%

Expected
Domestic Equity Funds	42.3%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,299	$ 67,615
Fidelity Disciplined Equity Fund	3,742	70,417
Fidelity Equity-Income Fund	2,058	71,314
Fidelity Large Cap Core Enhanced Index Fund	16,162	112,648
Fidelity Series 100 Index Fund	11,720	84,381
Fidelity Series Broad Market Opportunities Fund	15,499	114,075
Fidelity Series Small Cap Opportunities Fund	6,736	46,681
TOTAL DOMESTIC EQUITY FUNDS		567,131
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,098	84,903
TOTAL EQUITY FUNDS (Cost $855,072)		652,034
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	3,982	29,745
Fidelity Strategic Income Fund	2,793	28,546
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,291

	Shares	Value
Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund	7,247	$ 77,977
Fidelity Strategic Real Return Fund	10,234	80,440
Fidelity Total Bond Fund	23,560	239,846
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,263
TOTAL FIXED-INCOME FUNDS (Cost $473,948)		456,554
Short-Term Funds - 15.3%

Fidelity Institutional Money Market Portfolio Institutional Class	99,656	99,656
Fidelity Short-Term Bond Fund	12,331	100,618
TOTAL SHORT-TERM FUNDS (Cost $203,460)		200,274
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,532,480)		$ 1,308,862
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,801 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $68,767 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,532,480) - See accompanying schedule	$ 1,308,862
Cash	72
Total assets	1,308,934

Liabilities
Distribution fees payable	206

Net Assets	$ 1,308,728
Net Assets consist of:
Paid in capital	$ 1,642,905
Undistributed net investment income	399
Accumulated undistributed net realized gain (loss) on investments	(110,958)
Net unrealized appreciation (depreciation) on investments	(223,618)
Net Assets	$ 1,308,728
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($287,120 ÷ 6,921.8 shares)	$ 41.48

Maximum offering price per share (100/94.25 of $41.48)	$ 44.01
Class T: Net Asset Value and redemption price per share ($69,054 ÷ 1,664.6 shares)	$ 41.48

Maximum offering price per share (100/96.50 of $41.48)	$ 42.98

Class C: Net Asset Value and offering price per share ($147,436 ÷ 3,556.6 shares)A	$ 41.45

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($748,561 ÷ 18,043.1 shares)	$ 41.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,557 ÷ 1,363.4 shares)	$ 41.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 37,033

Expenses
Distribution fees	$ 2,997
Independent trustees' compensation	5
Total expenses before reductions	3,002
Expense reductions	(5)	2,997
Net investment income (loss)		34,036
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(102,346)
Capital gain distributions from underlying funds	7,577	(94,769)
Change in net unrealized appreciation (depreciation) on underlying funds		(134,829)
Net gain (loss)		(229,598)
Net increase (decrease) in net assets resulting from operations		$ (195,562)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,036	$ 21,776
Net realized gain (loss)	(94,769)	3,597
Change in net unrealized appreciation (depreciation)	(134,829)	(88,789)
Net increase (decrease) in net assets resulting from operations	(195,562)	(63,416)
Distributions to shareholders from net investment income	(34,212)	(21,201)
Distributions to shareholders from net realized gain	(15,755)	(2,896)
Total distributions	(49,967)	(24,097)
Share transactions - net increase (decrease)	128,867	1,512,903
Total increase (decrease) in net assets	(116,662)	1,425,390

Net Assets
Beginning of period	1,425,390	-
End of period (including undistributed net investment income of $399 and undistributed net investment income of $575, respectively)	$ 1,308,728	$ 1,425,390

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.014	1.063
Net realized and unrealized gain (loss)	(5.004)	(2.884)
Total from investment operations	(3.990)	(1.821)
Distributions from net investment income	(1.020)	(1.039)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.500)	(1.209)
Net asset value, end of period	$ 41.48	$ 46.97
Total Return B, C, D	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287	$ 286
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.919	.966
Net realized and unrealized gain (loss)	(5.010)	(2.903)
Total from investment operations	(4.091)	(1.937)
Distributions from net investment income	(.919)	(.923)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.399)	(1.093)
Net asset value, end of period	$ 41.48	$ 46.97
Total Return B, C, D	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 96
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.726	.728
Net realized and unrealized gain (loss)	(5.005)	(2.903)
Total from investment operations	(4.279)	(2.175)
Distributions from net investment income	(.721)	(.725)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.201)	(.895)
Net asset value, end of period	$ 41.45	$ 46.93
Total Return B, C, D	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147	$ 233
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.118	1.166
Net realized and unrealized gain (loss)	(5.011)	(2.868)
Total from investment operations	(3.893)	(1.702)
Distributions from net investment income	(1.117)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.597)	(1.318)
Net asset value, end of period	$ 41.49	$ 46.98
Total Return B, C	(7.87)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 749	$ 714
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.119	1.194
Net realized and unrealized gain (loss)	(5.022)	(2.896)
Total from investment operations	(3.903)	(1.702)
Distributions from net investment income	(1.117)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.597)	(1.318)
Net asset value, end of period	$ 41.48	$ 46.98
Total Return B, C	(7.89)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 97
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.5	5.6
Fidelity Equity-Income Fund	5.6	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.9	8.6
Fidelity Series 100 Index Fund	6.6	6.3
Fidelity Series Broad Market Opportunities Fund	9.0	9.0
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	44.6	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	6.0
Fidelity Strategic Real Return Fund	6.0	5.8
Fidelity Total Bond Fund	17.7	18.4
	29.4	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	7.0
Fidelity Short-Term Bond Fund	7.0	6.9
	13.9	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.6%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.4%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.1%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	43.7%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,011	$ 38,422
Fidelity Disciplined Equity Fund	2,120	39,898
Fidelity Equity-Income Fund	1,168	40,475
Fidelity Large Cap Core Enhanced Index Fund	9,151	63,781
Fidelity Series 100 Index Fund	6,629	47,728
Fidelity Series Broad Market Opportunities Fund	8,821	64,925
Fidelity Series Small Cap Opportunities Fund	3,833	26,565
TOTAL DOMESTIC EQUITY FUNDS		321,794
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,912	52,407
TOTAL EQUITY FUNDS (Cost $529,035)		374,201
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	2,351	17,559
Fidelity Strategic Income Fund	1,651	16,877
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,436

	Shares	Value
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund	3,842	$ 41,336
Fidelity Strategic Real Return Fund	5,447	42,811
Fidelity Total Bond Fund	12,531	127,569
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		211,716
TOTAL FIXED-INCOME FUNDS (Cost $258,238)		246,152
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	49,566	49,566
Fidelity Short-Term Bond Fund	6,189	50,505
TOTAL SHORT-TERM FUNDS (Cost $102,446)		100,071
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $889,719)		$ 720,424
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $209,184 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $889,719) - See accompanying schedule	$ 720,424

Liabilities
Distribution fees payable	189

Net Assets	$ 720,235
Net Assets consist of:
Paid in capital	$ 1,114,131
Undistributed net investment income	329
Accumulated undistributed net realized gain (loss) on investments	(224,930)
Net unrealized appreciation (depreciation) on investments	(169,295)
Net Assets	$ 720,235

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,758 ÷ 1,678.3 shares)	$ 40.97

Maximum offering price per share (100/94.25 of $40.97)	$ 43.47
Class T: Net Asset Value and redemption price per share ($55,466 ÷ 1,353.8 shares)	$ 40.97

Maximum offering price per share (100/96.50 of $40.97)	$ 42.45

Class C: Net Asset Value and offering price per share ($183,220 ÷ 4,474.7 shares)A	$ 40.95

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($356,778 ÷ 8,708.4 shares)	$ 40.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,013 ÷ 1,367.2 shares)	$ 40.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 30,350

Expenses
Distribution fees	$ 3,487
Independent trustees' compensation	4
Total expenses before reductions	3,491
Expense reductions	(4)	3,487
Net investment income (loss)		26,863
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(222,450)
Capital gain distributions from underlying funds	6,504	(215,946)
Change in net unrealized appreciation (depreciation) on underlying funds		(62,196)
Net gain (loss)		(278,142)
Net increase (decrease) in net assets resulting from operations		$ (251,279)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,863	$ 22,652
Net realized gain (loss)	(215,946)	14,367
Change in net unrealized appreciation (depreciation)	(62,196)	(107,099)
Net increase (decrease) in net assets resulting from operations	(251,279)	(70,080)
Distributions to shareholders from net investment income	(27,271)	(22,051)
Distributions to shareholders from net realized gain	(19,439)	(3,706)
Total distributions	(46,710)	(25,757)
Share transactions - net increase (decrease)	(573,294)	1,687,355
Total increase (decrease) in net assets	(871,283)	1,591,518

Net Assets
Beginning of period	1,591,518	-
End of period (including undistributed net investment income of $329 and undistributed net investment income of $600, respectively)	$ 720,235	$ 1,591,518

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.042	1.076
Net realized and unrealized gain (loss)	(5.184)	(3.105)
Total from investment operations	(4.142)	(2.029)
Distributions from net investment income	(1.028)	(1.031)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.648)	(1.211)
Net asset value, end of period	$ 40.97	$ 46.76
Total Return B, C, D	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 131
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.944	.966
Net realized and unrealized gain (loss)	(5.184)	(3.110)
Total from investment operations	(4.240)	(2.144)
Distributions from net investment income	(.930)	(.916)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.550)	(1.096)
Net asset value, end of period	$ 40.97	$ 46.76
Total Return B, C, D	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.757	.723
Net realized and unrealized gain (loss)	(5.183)	(3.090)
Total from investment operations	(4.426)	(2.367)
Distributions from net investment income	(.724)	(.733)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(.913)
Net asset value, end of period	$ 40.95	$ 46.72
Total Return B, C, D	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 485
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.138	1.168
Net realized and unrealized gain (loss)	(5.190)	(3.079)
Total from investment operations	(4.052)	(1.911)
Distributions from net investment income	(1.128)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.748)	(1.319)
Net asset value, end of period	$ 40.97	$ 46.77
Total Return B, C	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 783
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.136	1.196
Net realized and unrealized gain (loss)	(5.188)	(3.107)
Total from investment operations	(4.052)	(1.911)
Distributions from net investment income	(1.128)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.748)	(1.319)
Net asset value, end of period	$ 40.97	$ 46.77
Total Return B, C	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 96
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.6
Fidelity Disciplined Equity Fund	5.7	5.7
Fidelity Equity-Income Fund	5.7	5.4
Fidelity Large Cap Core Enhanced Index Fund	9.1	8.8
Fidelity Series 100 Index Fund	6.8	6.4
Fidelity Series Broad Market Opportunities Fund	9.2	9.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
	45.7	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.8
Fidelity Strategic Real Return Fund	5.8	5.6
Fidelity Total Bond Fund	17.1	17.7
	28.4	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.4	6.6
Fidelity Short-Term Bond Fund	6.4	6.5
	12.8	13.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.1%

Expected
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	27,169	$ 346,672
Fidelity Disciplined Equity Fund	19,183	361,024
Fidelity Equity-Income Fund	10,566	366,223
Fidelity Large Cap Core Enhanced Index Fund	82,823	577,275
Fidelity Series 100 Index Fund	60,114	432,821
Fidelity Series Broad Market Opportunities Fund	79,637	586,130
Fidelity Series Small Cap Opportunities Fund	34,550	239,433
TOTAL DOMESTIC EQUITY FUNDS		2,909,578
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	18,786	514,920
TOTAL EQUITY FUNDS (Cost $4,440,298)		3,424,498
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	21,925	163,779
Fidelity Strategic Income Fund	15,421	157,600
TOTAL HIGH YIELD FIXED-INCOME FUNDS		321,379

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	32,789	$ 352,808
Fidelity Strategic Real Return Fund	46,529	365,716
Fidelity Total Bond Fund	107,099	1,090,270
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,808,794
TOTAL FIXED-INCOME FUNDS (Cost $2,219,448)		2,130,173
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	406,138	406,138
Fidelity Short-Term Bond Fund	50,306	410,495
TOTAL SHORT-TERM FUNDS (Cost $829,276)		816,633
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,489,022)		$ 6,371,304
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $7,815 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $304,780 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $7,489,022) - See accompanying schedule		$ 6,371,304
Cash		1
Receivable for investments sold		1
Receivable for fund shares sold		261
Total assets		6,371,567

Liabilities
Payable for investments purchased	$ 12
Payable for fund shares redeemed	247
Distribution fees payable	251
Total liabilities		510

Net Assets		$ 6,371,057
Net Assets consist of:
Paid in capital		$ 7,960,708
Undistributed net investment income		1,955
Accumulated undistributed net realized gain (loss) on investments		(473,888)
Net unrealized appreciation (depreciation) on investments		(1,117,718)
Net Assets		$ 6,371,057

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($278,329 ÷ 6,762.1 shares)		$ 41.16

Maximum offering price per share (100/94.25 of $41.16)		$ 43.67
Class T: Net Asset Value and redemption price per share ($310,890 ÷ 7,552.6 shares)		$ 41.16

Maximum offering price per share (100/96.50 of $41.16)		$ 42.65

Class C: Net Asset Value and offering price per share ($85,606 ÷ 2,079.9 shares)A		$ 41.16

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,640,541 ÷ 137,018.6 shares)		$ 41.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,691 ÷ 1,352.8 shares)		$ 41.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 183,750

Expenses
Distribution fees	$ 3,986
Independent trustees' compensation	23
Total expenses before reductions	4,009
Expense reductions	(23)	3,986
Net investment income (loss)		179,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(439,652)
Capital gain distributions from underlying funds	36,926	(402,726)
Change in net unrealized appreciation (depreciation) on underlying funds		(709,389)
Net gain (loss)		(1,112,115)
Net increase (decrease) in net assets resulting from operations		$ (932,351)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 179,764	$ 81,571
Net realized gain (loss)	(402,726)	2,561
Change in net unrealized appreciation (depreciation)	(709,389)	(408,329)
Net increase (decrease) in net assets resulting from operations	(932,351)	(324,197)
Distributions to shareholders from net investment income	(180,965)	(78,416)
Distributions to shareholders from net realized gain	(58,901)	(8,604)
Total distributions	(239,866)	(87,020)
Share transactions - net increase (decrease)	252,701	7,701,790
Total increase (decrease) in net assets	(919,516)	7,290,573

Net Assets
Beginning of period	7,290,573	-
End of period (including undistributed net investment income of $1,955 and undistributed net investment income of $3,156, respectively)	$ 6,371,057	$ 7,290,573

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.000	.966
Net realized and unrealized gain (loss)	(5.341)	(3.085)
Total from investment operations	(4.341)	(2.119)
Distributions from net investment income	(.979)	(.911)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.309)	(1.071)
Net asset value, end of period	$ 41.16	$ 46.81
Total Return B, C, D	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 371
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.905	.847
Net realized and unrealized gain (loss)	(5.340)	(3.079)
Total from investment operations	(4.435)	(2.232)
Distributions from net investment income	(.875)	(.808)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.205)	(.968)
Net asset value, end of period	$ 41.16	$ 46.80
Total Return B, C, D	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311	$ 606
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.711	.639
Net realized and unrealized gain (loss)	(5.333)	(3.104)
Total from investment operations	(4.622)	(2.465)
Distributions from net investment income	(.678)	(.585)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.008)	(.745)
Net asset value, end of period	$ 41.16	$ 46.79
Total Return B, C, D	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 150
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.087	1.067
Net realized and unrealized gain (loss)	(5.330)	(3.072)
Total from investment operations	(4.243)	(2.005)
Distributions from net investment income	(1.077)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.407)	(1.175)
Net asset value, end of period	$ 41.17	$ 46.82
Total Return B, C	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,641	$ 6,068
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.097	1.101
Net realized and unrealized gain (loss)	(5.340)	(3.106)
Total from investment operations	(4.243)	(2.005)
Distributions from net investment income	(1.077)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.407)	(1.175)
Net asset value, end of period	$ 41.17	$ 46.82
Total Return B, C	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 96
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.7
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.8	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.0
Fidelity Series 100 Index Fund	6.9	6.5
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
	46.4	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.3	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.7
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	17.3
	27.5	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.9	6.0
Fidelity Short-Term Bond Fund	6.0	5.9
	11.9	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	45.7%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.3%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,878	$ 36,729
Fidelity Disciplined Equity Fund	2,031	38,226
Fidelity Equity-Income Fund	1,119	38,774
Fidelity Large Cap Core Enhanced Index Fund	8,769	61,122
Fidelity Series 100 Index Fund	6,356	45,763
Fidelity Series Broad Market Opportunities Fund	8,421	61,979
Fidelity Series Small Cap Opportunities Fund	3,663	25,386
TOTAL DOMESTIC EQUITY FUNDS		307,979
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,150	58,935
TOTAL EQUITY FUNDS (Cost $478,378)		366,914
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,399	17,918
Fidelity Strategic Income Fund	1,682	17,195
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,113

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	3,313	$ 35,646
Fidelity Strategic Real Return Fund	4,689	36,852
Fidelity Total Bond Fund	10,800	109,948
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		182,446
TOTAL FIXED-INCOME FUNDS (Cost $227,049)		217,559
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class	39,053	39,053
Fidelity Short-Term Bond Fund	4,839	39,485
TOTAL SHORT-TERM FUNDS (Cost $79,336)		78,538
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $784,763)		$ 663,011
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $39,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $784,763) - See accompanying schedule	$ 663,011

Liabilities
Distribution fees payable	184

Net Assets	$ 662,827
Net Assets consist of:
Paid in capital	$ 935,636
Undistributed net investment income	180
Accumulated undistributed net realized gain (loss) on investments	(151,237)
Net unrealized appreciation (depreciation) on investments	(121,752)
Net Assets	$ 662,827

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,122 ÷ 1,354.7 shares)	$ 40.69

Maximum offering price per share (100/94.25 of $40.69)	$ 43.17
Class T: Net Asset Value and redemption price per share ($71,403 ÷ 1,755.0 shares)	$ 40.69

Maximum offering price per share (100/96.50 of $40.69)	$ 42.17

Class C: Net Asset Value and offering price per share ($177,530 ÷ 4,365.0 shares)A	$ 40.67

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($303,382 ÷ 7,456.8 shares)	$ 40.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,390 ÷ 1,361.4 shares)	$ 40.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 21,916

Expenses
Distribution fees	$ 2,694
Independent trustees' compensation	3
Total expenses before reductions	2,697
Expense reductions	(3)	2,694
Net investment income (loss)		19,222
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(151,186)
Capital gain distributions from underlying funds	4,199	(146,987)
Change in net unrealized appreciation (depreciation) on underlying funds		(39,917)
Net gain (loss)		(186,904)
Net increase (decrease) in net assets resulting from operations		$ (167,682)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,222	$ 14,848
Net realized gain (loss)	(146,987)	11,266
Change in net unrealized appreciation (depreciation)	(39,917)	(81,835)
Net increase (decrease) in net assets resulting from operations	(167,682)	(55,721)
Distributions to shareholders from net investment income	(19,606)	(14,428)
Distributions to shareholders from net realized gain	(12,578)	(2,528)
Total distributions	(32,184)	(16,956)
Share transactions - net increase (decrease)	(373,887)	1,309,257
Total increase (decrease) in net assets	(573,753)	1,236,580

Net Assets
Beginning of period	1,236,580	-
End of period (including undistributed net investment income of $180 and undistributed net investment income of $545, respectively)	$ 662,827	$ 1,236,580

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.978	1.034
Net realized and unrealized gain (loss)	(5.404)	(3.239)
Total from investment operations	(4.426)	(2.205)
Distributions from net investment income	(1.004)	(.995)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.494)	(1.185)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C, D	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 95
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.881	.920
Net realized and unrealized gain (loss)	(5.402)	(3.234)
Total from investment operations	(4.521)	(2.314)
Distributions from net investment income	(.909)	(.886)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.399)	(1.076)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C, D	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 95
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.693	.682
Net realized and unrealized gain (loss)	(5.400)	(3.227)
Total from investment operations	(4.707)	(2.545)
Distributions from net investment income	(.713)	(.685)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.203)	(.875)
Net asset value, end of period	$ 40.67	$ 46.58
Total Return B, C, D	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 297
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.101	1.117
Net realized and unrealized gain (loss)	(5.429)	(3.209)
Total from investment operations	(4.328)	(2.092)
Distributions from net investment income	(1.102)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.592)	(1.298)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303	$ 653
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.074	1.149
Net realized and unrealized gain (loss)	(5.402)	(3.241)
Total from investment operations	(4.328)	(2.092)
Distributions from net investment income	(1.102)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.592)	(1.298)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.9	5.9
Fidelity Equity-Income Fund	5.9	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.1
Fidelity Series 100 Index Fund	7.0	6.6
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	3.9	3.9
	47.2	46.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.8	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.5	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.7
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.3	17.3
	27.1	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.0
Fidelity Short-Term Bond Fund	5.2	5.2
	10.4	10.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.2%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,160	$ 91,359
Fidelity Disciplined Equity Fund	5,049	95,030
Fidelity Equity-Income Fund	2,772	96,061
Fidelity Large Cap Core Enhanced Index Fund	21,861	152,369
Fidelity Series 100 Index Fund	15,874	114,294
Fidelity Series Broad Market Opportunities Fund	20,878	153,663
Fidelity Series Small Cap Opportunities Fund	9,039	62,639
TOTAL DOMESTIC EQUITY FUNDS		765,415
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,814	159,359
TOTAL EQUITY FUNDS (Cost $1,067,785)		924,774
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	6,143	45,890
Fidelity Strategic Income Fund	4,361	44,569
TOTAL HIGH YIELD FIXED-INCOME FUNDS		90,459

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	8,067	$ 86,800
Fidelity Strategic Real Return Fund	11,249	88,419
Fidelity Total Bond Fund	25,985	264,529
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		439,748
TOTAL FIXED-INCOME FUNDS (Cost $532,375)		530,207
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class	83,891	83,891
Fidelity Short-Term Bond Fund	10,386	84,750
TOTAL SHORT-TERM FUNDS (Cost $169,354)		168,641
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,769,514)		$ 1,623,622
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,927 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $154,079 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,769,514) - See accompanying schedule	$ 1,623,622

Liabilities
Distribution fees payable	96

Net Assets	$ 1,623,526
Net Assets consist of:
Paid in capital	$ 1,978,041
Undistributed net investment income	494
Accumulated undistributed net realized gain (loss) on investments	(209,117)
Net unrealized appreciation (depreciation) on investments	(145,892)
Net Assets	$ 1,623,526

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($182,988 ÷ 4,550.7 shares)	$ 40.21

Maximum offering price per share (100/94.25 of $40.21)	$ 42.66
Class T: Net Asset Value and redemption price per share ($54,474 ÷ 1,354.4 shares)	$ 40.22

Maximum offering price per share (100/96.50 of $40.22)	$ 41.68

Class C: Net Asset Value and offering price per share ($45,605 ÷ 1,133.7 shares)A	$ 40.23

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,285,448 ÷ 31,962.6 shares)	$ 40.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,011 ÷ 1,367.8 shares)	$ 40.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 27,839

Expenses
Distribution fees	$ 1,718
Independent trustees' compensation	4
Total expenses before reductions	1,722
Expense reductions	(4)	1,718
Net investment income (loss)		26,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(205,929)
Capital gain distributions from underlying funds	5,015	(200,914)
Change in net unrealized appreciation (depreciation) on underlying funds		(11,017)
Net gain (loss)		(211,931)
Net increase (decrease) in net assets resulting from operations		$ (185,810)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,121	$ 23,924
Net realized gain (loss)	(200,914)	16,931
Change in net unrealized appreciation (depreciation)	(11,017)	(134,875)
Net increase (decrease) in net assets resulting from operations	(185,810)	(94,020)
Distributions to shareholders from net investment income	(25,993)	(23,370)
Distributions to shareholders from net realized gain	(19,364)	(4,420)
Total distributions	(45,357)	(27,790)
Share transactions - net increase (decrease)	436,283	1,540,220
Total increase (decrease) in net assets	205,116	1,418,410

Net Assets
Beginning of period	1,418,410	-
End of period (including undistributed net investment income of $494 and undistributed net investment income of $555, respectively)	$ 1,623,526	$ 1,418,410

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.930	1.019
Net realized and unrealized gain (loss)	(5.570)	(3.322)
Total from investment operations	(4.640)	(2.303)
Distributions from net investment income	(.960)	(.987)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.670)	(1.177)
Net asset value, end of period	$ 40.21	$ 46.52
Total Return B, C, D	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 402
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.821	.918
Net realized and unrealized gain (loss)	(5.548)	(3.339)
Total from investment operations	(4.727)	(2.421)
Distributions from net investment income	(.863)	(.869)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.573)	(1.059)
Net asset value, end of period	$ 40.22	$ 46.52
Total Return B, C, D	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.690
Net realized and unrealized gain (loss)	(5.532)	(3.342)
Total from investment operations	(4.908)	(2.652)
Distributions from net investment income	(.662)	(.648)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.372)	(.838)
Net asset value, end of period	$ 40.23	$ 46.51
Total Return B, C, D	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 95
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.014	1.122
Net realized and unrealized gain (loss)	(5.557)	(3.310)
Total from investment operations	(4.543)	(2.188)
Distributions from net investment income	(1.057)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.767)	(1.282)
Net asset value, end of period	$ 40.22	$ 46.53
Total Return B, C	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285	$ 731
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.009	1.147
Net realized and unrealized gain (loss)	(5.552)	(3.335)
Total from investment operations	(4.543)	(2.188)
Distributions from net investment income	(1.057)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.767)	(1.282)
Net asset value, end of period	$ 40.22	$ 46.53
Total Return B, C	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.9
Fidelity Disciplined Equity Fund	6.0	6.0
Fidelity Equity-Income Fund	6.1	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.3
Fidelity Series 100 Index Fund	7.1	6.8
Fidelity Series Broad Market Opportunities Fund	9.7	9.7
Fidelity Series Small Cap Opportunities Fund	4.0	3.9
	48.1	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.6	10.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	2.8	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	16.7
	26.2	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.6	4.5
Fidelity Short-Term Bond Fund	4.7	4.5
	9.3	9.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.1%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	9.0%

Expected
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,514	$ 108,642
Fidelity Disciplined Equity Fund	6,001	112,938
Fidelity Equity-Income Fund	3,311	114,744
Fidelity Large Cap Core Enhanced Index Fund	25,934	180,759
Fidelity Series 100 Index Fund	18,806	135,401
Fidelity Series Broad Market Opportunities Fund	24,947	183,609
Fidelity Series Small Cap Opportunities Fund	10,824	75,008
TOTAL DOMESTIC EQUITY FUNDS		911,101
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class	7,340	201,179
TOTAL EQUITY FUNDS (Cost $1,288,037)		1,112,280
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	7,505	56,065
Fidelity Strategic Income Fund	5,254	53,698
TOTAL HIGH YIELD FIXED-INCOME FUNDS		109,763

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	9,006	$ 96,908
Fidelity Strategic Real Return Fund	12,760	100,293
Fidelity Total Bond Fund	29,457	299,872
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		497,073
TOTAL FIXED-INCOME FUNDS (Cost $607,245)		606,836
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Institutional Class	87,280	87,280
Fidelity Short-Term Bond Fund	10,814	88,242
TOTAL SHORT-TERM FUNDS (Cost $176,756)		175,522
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,072,038)		$ 1,894,638
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $21,630 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $2,072,038) - See accompanying schedule		$ 1,894,638
Receivable for investments sold		8,056
Total assets		1,902,694

Liabilities
Payable for investments purchased	$ 69
Payable for fund shares redeemed	8,055
Distribution fees payable	77
Total liabilities		8,201

Net Assets		$ 1,894,493
Net Assets consist of:
Paid in capital		$ 2,130,080
Undistributed net investment income		550
Accumulated undistributed net realized gain (loss) on investments		(58,737)
Net unrealized appreciation (depreciation) on investments		(177,400)
Net Assets		$ 1,894,493

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,076 ÷ 1,565.7 shares)		$ 40.29

Maximum offering price per share (100/94.25 of $40.29)		$ 42.75
Class T: Net Asset Value and redemption price per share ($53,969 ÷ 1,339.5 shares)		$ 40.29

Maximum offering price per share (100/96.50 of $40.29)		$ 41.75

Class C: Net Asset Value and offering price per share ($41,286 ÷ 1,024.4 shares)A		$ 40.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,628,187 ÷ 40,420.6 shares)		$ 40.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,975 ÷ 2,680.3 shares)		$ 40.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 41,863

Expenses
Distribution fees	$ 1,414
Independent trustees' compensation	5
Tax expense	138
Total expenses before reductions	1,557
Expense reductions	(5)	1,552
Net investment income (loss)		40,311
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(62,034)
Capital gain distributions from underlying funds	7,003	(55,031)
Change in net unrealized appreciation (depreciation) on underlying funds		(101,047)
Net gain (loss)		(156,078)
Net increase (decrease) in net assets resulting from operations		$ (115,767)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,311	$ 15,943
Net realized gain (loss)	(55,031)	12,403
Change in net unrealized appreciation (depreciation)	(101,047)	(76,353)
Net increase (decrease) in net assets resulting from operations	(115,767)	(48,007)
Distributions to shareholders from net investment income	(40,128)	(15,577)
Distributions to shareholders from net realized gain	(12,077)	(2,963)
Total distributions	(52,205)	(18,540)
Share transactions - net increase (decrease)	1,087,959	1,041,053
Total increase (decrease) in net assets	919,987	974,506

Net Assets
Beginning of period	974,506	-
End of period (including undistributed net investment income of $550 and undistributed net investment income of $367, respectively)	$ 1,894,493	$ 974,506

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.923	.994
Net realized and unrealized gain (loss)	(5.753)	(3.438)
Total from investment operations	(4.830)	(2.444)
Distributions from net investment income	(.890)	(.956)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.280)	(1.156)
Net asset value, end of period	$ 40.29	$ 46.40
Total Return B, C, D	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26%	.25% A
Expenses net of fee waivers, if any	.26%	.25% A
Expenses net of all reductions	.26%	.25% A
Net investment income (loss)	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 138
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.828	.875
Net realized and unrealized gain (loss)	(5.757)	(3.431)
Total from investment operations	(4.929)	(2.556)
Distributions from net investment income	(.791)	(.844)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.181)	(1.044)
Net asset value, end of period	$ 40.29	$ 46.40
Total Return B, C, D	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%	.50% A
Expenses net of fee waivers, if any	.51%	.50% A
Expenses net of all reductions	.51%	.50% A
Net investment income (loss)	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.631	.658
Net realized and unrealized gain (loss)	(5.740)	(3.448)
Total from investment operations	(5.109)	(2.790)
Distributions from net investment income	(.591)	(.620)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.981)	(.820)
Net asset value, end of period	$ 40.30	$ 46.39
Total Return B, C, D	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%	1.00% A
Expenses net of fee waivers, if any	1.01%	1.00% A
Expenses net of all reductions	1.01%	1.00% A
Net investment income (loss)	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41	$ 94
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.988	1.090
Net realized and unrealized gain (loss)	(5.729)	(3.425)
Total from investment operations	(4.741)	(2.335)
Distributions from net investment income	(.989)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.379)	(1.265)
Net asset value, end of period	$ 40.28	$ 46.40
Total Return B, C	(9.98)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 552
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.002	1.114
Net realized and unrealized gain (loss)	(5.753)	(3.439)
Total from investment operations	(4.751)	(2.325)
Distributions from net investment income	(.989)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.379)	(1.265)
Net asset value, end of period	$ 40.28	$ 46.41
Total Return B, C	(10.00)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 95
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.1	6.2
Fidelity Equity-Income Fund	6.2	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.5
Fidelity Series 100 Index Fund	7.3	6.9
Fidelity Series Broad Market Opportunities Fund	9.9	10.0
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	49.2	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.0	5.4
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.6	16.4
	25.8	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.5
Fidelity Short-Term Bond Fund	3.7	3.5
	7.3	7.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	49.2%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	7.0%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	11.0%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.8%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,208	$ 66,448
Fidelity Disciplined Equity Fund	3,674	69,136
Fidelity Equity-Income Fund	2,026	70,229
Fidelity Large Cap Core Enhanced Index Fund	15,870	110,616
Fidelity Series 100 Index Fund	11,501	82,810
Fidelity Series Broad Market Opportunities Fund	15,260	112,315
Fidelity Series Small Cap Opportunities Fund	6,624	45,902
TOTAL DOMESTIC EQUITY FUNDS		557,456
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	4,800	131,579
TOTAL EQUITY FUNDS (Cost $954,761)		689,035
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,724	35,286
Fidelity Strategic Income Fund	3,312	33,847
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,133

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	5,315	$ 57,190
Fidelity Strategic Real Return Fund	7,532	59,199
Fidelity Total Bond Fund	17,352	176,639
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		293,028
TOTAL FIXED-INCOME FUNDS (Cost $378,718)		362,161
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	40,994	40,994
Fidelity Short-Term Bond Fund	5,088	41,514
TOTAL SHORT-TERM FUNDS (Cost $84,181)		82,508
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,417,660)		$ 1,133,704
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,968 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $116,879 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $1,417,660) - See accompanying schedule		$ 1,133,704
Cash		75
Receivable for fund shares sold		330
Other receivables		1,122
Total assets		1,135,231

Liabilities
Payable for investments purchased	$ 331
Distribution fees payable	208
Total liabilities		539

Net Assets		$ 1,134,692
Net Assets consist of:
Paid in capital		$ 1,615,386
Undistributed net investment income		286
Accumulated undistributed net realized gain (loss) on investments		(197,024)
Net unrealized appreciation (depreciation) on investments		(283,956)
Net Assets		$ 1,134,692

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,849 ÷ 1,356.4 shares)		$ 39.70

Maximum offering price per share (100/94.25 of $39.70)		$ 42.12
Class T: Net Asset Value and redemption price per share ($265,188 ÷ 6,681.6 shares)		$ 39.69

Maximum offering price per share (100/96.50 of $39.69)		$ 41.13

Class C: Net Asset Value and offering price per share ($115,798 ÷ 2,916.4 shares)A		$ 39.71

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($632,382 ÷ 15,929.2 shares)		$ 39.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($67,475 ÷ 1,699.7 shares)		$ 39.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 33,003

Expenses
Distribution fees	$ 2,361
Independent trustees' compensation	4
Total expenses before reductions	2,365
Expense reductions	(4)	2,361
Net investment income (loss)		30,642
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(155,921)
Capital gain distributions from underlying funds	6,160	(149,761)
Change in net unrealized appreciation (depreciation) on underlying funds		(138,543)
Net gain (loss)		(288,304)
Net increase (decrease) in net assets resulting from operations		$ (257,662)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,642	$ 27,166
Net realized gain (loss)	(149,761)	(18,929)
Change in net unrealized appreciation (depreciation)	(138,543)	(145,413)
Net increase (decrease) in net assets resulting from operations	(257,662)	(137,176)
Distributions to shareholders from net investment income	(30,961)	(26,561)
Distributions to shareholders from net realized gain	(18,420)	(4,991)
Total distributions	(49,381)	(31,552)
Share transactions - net increase (decrease)	(236,442)	1,846,905
Total increase (decrease) in net assets	(543,485)	1,678,177

Net Assets
Beginning of period	1,678,177	-
End of period (including undistributed net investment income of $286 and undistributed net investment income of $605, respectively)	$ 1,134,692	$ 1,678,177

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.937	.951
Net realized and unrealized gain (loss)	(6.127)	(3.464)
Total from investment operations	(5.190)	(2.513)
Distributions from net investment income	(.940)	(.897)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.510)	(1.087)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C, D	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.844	.823
Net realized and unrealized gain (loss)	(6.122)	(3.449)
Total from investment operations	(5.278)	(2.626)
Distributions from net investment income	(.852)	(.794)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.422)	(.984)
Net asset value, end of period	$ 39.69	$ 46.39
Total Return B, C, D	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 384
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.655	.609
Net realized and unrealized gain (loss)	(6.114)	(3.465)
Total from investment operations	(5.459)	(2.856)
Distributions from net investment income	(.651)	(.564)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.221)	(.754)
Net asset value, end of period	$ 39.71	$ 46.39
Total Return B, C, D	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 94
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.034	1.043
Net realized and unrealized gain (loss)	(6.126)	(3.445)
Total from investment operations	(5.092)	(2.402)
Distributions from net investment income	(1.038)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.608)	(1.198)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632	$ 986
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.031	1.064
Net realized and unrealized gain (loss)	(6.123)	(3.466)
Total from investment operations	(5.092)	(2.402)
Distributions from net investment income	(1.038)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.608)	(1.198)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 119
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.2
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.4	6.1
Fidelity Large Cap Core Enhanced Index Fund	10.0	9.8
Fidelity Series 100 Index Fund	7.5	7.2
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	4.2	4.2
	50.5	50.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.7	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.2	3.4
	6.5	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.0	5.3
Fidelity Strategic Real Return Fund	5.1	5.1
Fidelity Total Bond Fund	15.4	16.2
	25.5	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.4	2.1
Fidelity Short-Term Bond Fund	2.4	2.2
	4.8	4.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	4.8%

Six months ago
Domestic Equity Funds	50.1%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	4.3%

Expected
Domestic Equity Funds	49.7%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,818	$ 87,003
Fidelity Disciplined Equity Fund	4,805	90,439
Fidelity Equity-Income Fund	2,654	92,002
Fidelity Large Cap Core Enhanced Index Fund	20,789	144,898
Fidelity Series 100 Index Fund	15,063	108,454
Fidelity Series Broad Market Opportunities Fund	19,982	147,068
Fidelity Series Small Cap Opportunities Fund	8,699	60,283
TOTAL DOMESTIC EQUITY FUNDS		730,147
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,712	183,964
TOTAL EQUITY FUNDS (Cost $1,177,824)		914,111
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	6,400	47,809
Fidelity Strategic Income Fund	4,479	45,776
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,585

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	6,682	$ 71,903
Fidelity Strategic Real Return Fund	9,472	74,452
Fidelity Total Bond Fund	21,823	222,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		368,508
TOTAL FIXED-INCOME FUNDS (Cost $483,166)		462,093
Short-Term Funds - 4.8%

Fidelity Institutional Money Market Portfolio Institutional Class	34,700	34,700
Fidelity Short-Term Bond Fund	4,289	34,998
TOTAL SHORT-TERM FUNDS (Cost $70,639)		69,698
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,731,629)		$ 1,445,902
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,934 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,731,629) - See accompanying schedule	$ 1,445,902
Cash	39
Other receivables	5,033
Total assets	1,450,974

Liabilities
Distribution fees payable	91

Net Assets	$ 1,450,883
Net Assets consist of:
Paid in capital	$ 1,755,214
Undistributed net investment income	383
Accumulated undistributed net realized gain (loss) on investments	(18,987)
Net unrealized appreciation (depreciation) on investments	(285,727)
Net Assets	$ 1,450,883

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($114,580 ÷ 2,941.5 shares)	$ 38.95

Maximum offering price per share (100/94.25 of $38.95)	$ 41.33
Class T: Net Asset Value and redemption price per share ($57,067 ÷ 1,464.9 shares)	$ 38.96

Maximum offering price per share (100/96.50 of $38.96)	$ 40.37

Class C: Net Asset Value and offering price per share ($56,607 ÷ 1,453.3 shares)A	$ 38.95

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,165,104 ÷ 29,906.5 shares)	$ 38.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,525 ÷ 1,476.7 shares)	$ 38.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 35,899

Expenses
Distribution fees	$ 1,289
Independent trustees' compensation	5
Total expenses before reductions	1,294
Expense reductions	(5)	1,289
Net investment income (loss)		34,610
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,843)
Capital gain distributions from underlying funds	6,357	(9,486)
Change in net unrealized appreciation (depreciation) on underlying funds		(188,389)
Net gain (loss)		(197,875)
Net increase (decrease) in net assets resulting from operations		$ (163,265)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,610	$ 11,573
Net realized gain (loss)	(9,486)	(1,946)
Change in net unrealized appreciation (depreciation)	(188,389)	(97,338)
Net increase (decrease) in net assets resulting from operations	(163,265)	(87,711)
Distributions to shareholders from net investment income	(34,702)	(11,097)
Distributions to shareholders from net realized gain	(7,442)	-
Total distributions	(42,144)	(11,097)
Share transactions - net increase (decrease)	169,425	1,585,675
Total increase (decrease) in net assets	(35,984)	1,486,867

Net Assets
Beginning of period	1,486,867	-
End of period (including undistributed net investment income of $383 and undistributed net investment income of $476, respectively)	$ 1,450,883	$ 1,486,867

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.856	.442
Net realized and unrealized gain (loss)	(6.093)	(4.811)
Total from investment operations	(5.237)	(4.369)
Distributions from net investment income	(.873)	(.371)
Distributions from net realized gain	(.200)	-
Total distributions	(1.073)	(.371)
Net asset value, end of period	$ 38.95	$ 45.26
Total Return B, C, D	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.791	.373
Net realized and unrealized gain (loss)	(6.111)	(4.809)
Total from investment operations	(5.320)	(4.436)
Distributions from net investment income	(.780)	(.304)
Distributions from net realized gain	(.200)	-
Total distributions	(.980)	(.304)
Net asset value, end of period	$ 38.96	$ 45.26
Total Return B, C, D	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.611	.233
Net realized and unrealized gain (loss)	(6.107)	(4.812)
Total from investment operations	(5.496)	(4.579)
Distributions from net investment income	(.594)	(.181)
Distributions from net realized gain	(.200)	-
Total distributions	(.794)	(.181)
Net asset value, end of period	$ 38.95	$ 45.24
Total Return B, C, D	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.965	.502
Net realized and unrealized gain (loss)	(6.112)	(4.795)
Total from investment operations	(5.147)	(4.293)
Distributions from net investment income	(.963)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(1.163)	(.437)
Net asset value, end of period	$ 38.96	$ 45.27
Total Return B, C	(11.02)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,165	$ 1,122
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.974	.511
Net realized and unrealized gain (loss)	(6.111)	(4.814)
Total from investment operations	(5.137)	(4.303)
Distributions from net investment income	(.963)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(1.163)	(.437)
Net asset value, end of period	$ 38.96	$ 45.26
Total Return B, C	(11.00)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.5	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.2	9.9
Fidelity Series 100 Index Fund	7.6	7.3
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Series Small Cap Opportunities Fund	4.3	4.2
	51.5	50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.2	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.4
Fidelity Strategic Income Fund	3.3	3.5
	6.8	6.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.9	5.3
Fidelity Strategic Real Return Fund	5.1	5.1
Fidelity Total Bond Fund	15.2	16.3
	25.2	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.6
Fidelity Short-Term Bond Fund	1.7	1.5
	3.3	3.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.5%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	3.3%

Six months ago
Domestic Equity Funds	50.8%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	3.1%

Expected
Domestic Equity Funds	50.9%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.7%
	Shares	Value
Domestic Equity Funds - 51.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,174	$ 40,499
Fidelity Disciplined Equity Fund	2,221	41,804
Fidelity Equity-Income Fund	1,231	42,653
Fidelity Large Cap Core Enhanced Index Fund	9,603	66,935
Fidelity Series 100 Index Fund	6,952	50,055
Fidelity Series Broad Market Opportunities Fund	9,308	68,507
Fidelity Series Small Cap Opportunities Fund	4,048	28,051
TOTAL DOMESTIC EQUITY FUNDS		338,504
International Equity Funds - 13.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,153	86,425
TOTAL EQUITY FUNDS (Cost $550,788)		424,929
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	3,043	22,732
Fidelity Strategic Income Fund	2,119	21,659
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,391

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	3,000	$ 32,276
Fidelity Strategic Real Return Fund	4,278	33,625
Fidelity Total Bond Fund	9,824	100,003
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		165,904
TOTAL FIXED-INCOME FUNDS (Cost $221,591)		210,295
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	10,829	10,829
Fidelity Short-Term Bond Fund	1,341	10,943
TOTAL SHORT-TERM FUNDS (Cost $22,249)		21,772
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $794,628)		$ 656,996
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $763 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $119,954 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $794,628) - See accompanying schedule	$ 656,996
Cash	39
Total assets	657,035

Liabilities
Distribution fees payable	99

Net Assets	$ 656,936
Net Assets consist of:
Paid in capital	$ 932,105
Undistributed net investment income	228
Accumulated undistributed net realized gain (loss) on investments	(137,765)
Net unrealized appreciation (depreciation) on investments	(137,632)
Net Assets	$ 656,936

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,186 ÷ 1,472.7 shares)	$ 38.83

Maximum offering price per share (100/94.25 of $38.83)	$ 41.20
Class T: Net Asset Value and redemption price per share ($101,968 ÷ 2,625.6 shares)	$ 38.84

Maximum offering price per share (100/96.50 of $38.84)	$ 40.25

Class C: Net Asset Value and offering price per share ($56,501 ÷ 1,454.8 shares)A	$ 38.84

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($383,867 ÷ 9,885.6 shares)	$ 38.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,414 ÷ 1,478.5 shares)	$ 38.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 23,002

Expenses
Distribution fees	$ 1,439
Independent trustees' compensation	3
Total expenses before reductions	1,442
Expense reductions	(3)	1,439
Net investment income (loss)		21,563
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(137,528)
Capital gain distributions from underlying funds	4,551	(132,977)
Change in net unrealized appreciation (depreciation) on underlying funds		(60,943)
Net gain (loss)		(193,920)
Net increase (decrease) in net assets resulting from operations		$ (172,357)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,563	$ 8,316
Net realized gain (loss)	(132,977)	812
Change in net unrealized appreciation (depreciation)	(60,943)	(76,689)
Net increase (decrease) in net assets resulting from operations	(172,357)	(67,561)
Distributions to shareholders from net investment income	(21,734)	(7,979)
Distributions to shareholders from net realized gain	(5,513)	-
Total distributions	(27,247)	(7,979)
Share transactions - net increase (decrease)	(147,189)	1,079,269
Total increase (decrease) in net assets	(346,793)	1,003,729

Net Assets
Beginning of period	1,003,729	-
End of period (including undistributed net investment income of $228 and undistributed net investment income of $337, respectively)	$ 656,936	$ 1,003,729

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.933	.442
Net realized and unrealized gain (loss)	(6.238)	(4.814)
Total from investment operations	(5.305)	(4.372)
Distributions from net investment income	(.885)	(.398)
Distributions from net realized gain	(.210)	-
Total distributions	(1.095)	(.398)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C, D	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836	.371
Net realized and unrealized gain (loss)	(6.227)	(4.809)
Total from investment operations	(5.391)	(4.438)
Distributions from net investment income	(.789)	(.332)
Distributions from net realized gain	(.210)	-
Total distributions	(.999)	(.332)
Net asset value, end of period	$ 38.84	$ 45.23
Total Return B, C, D	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 132
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.664	.234
Net realized and unrealized gain (loss)	(6.229)	(4.816)
Total from investment operations	(5.565)	(4.582)
Distributions from net investment income	(.605)	(.198)
Distributions from net realized gain	(.210)	-
Total distributions	(.815)	(.198)
Net asset value, end of period	$ 38.84	$ 45.22
Total Return B, C, D	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.015	.504
Net realized and unrealized gain (loss)	(6.231)	(4.810)
Total from investment operations	(5.216)	(4.306)
Distributions from net investment income	(.974)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(1.184)	(.464)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 598
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.022	.512
Net realized and unrealized gain (loss)	(6.238)	(4.818)
Total from investment operations	(5.216)	(4.306)
Distributions from net investment income	(.974)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(1.184)	(.464)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Disciplined Equity Fund	6.5	6.5
Fidelity Equity-Income Fund	6.6	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.0
Fidelity Series 100 Index Fund	7.7	7.4
Fidelity Series Broad Market Opportunities Fund	10.6	10.4
Fidelity Series Small Cap Opportunities Fund	4.3	4.2
	52.2	51.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.3	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity Strategic Income Fund	3.4	3.7
	7.0	7.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.9	5.4
Fidelity Strategic Real Return Fund	5.1	5.2
Fidelity Total Bond Fund	15.2	16.4
	25.2	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.2	1.1
	2.3	2.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.2%
International Equity Funds	13.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	2.3%

Six months ago
Domestic Equity Funds	51.0%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.2%

Expected
Domestic Equity Funds	51.6%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.5%
	Shares	Value
Domestic Equity Funds - 52.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,079	$ 103,084
Fidelity Disciplined Equity Fund	5,669	106,699
Fidelity Equity-Income Fund	3,136	108,695
Fidelity Large Cap Core Enhanced Index Fund	24,478	170,608
Fidelity Series 100 Index Fund	17,750	127,797
Fidelity Series Broad Market Opportunities Fund	23,699	174,425
Fidelity Series Small Cap Opportunities Fund	10,312	71,460
TOTAL DOMESTIC EQUITY FUNDS		862,768
International Equity Funds - 13.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,029	220,069
TOTAL EQUITY FUNDS (Cost $1,278,171)		1,082,837
Fixed-Income Funds - 32.2%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	7,910	59,089
Fidelity Strategic Income Fund	5,513	56,342
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,431

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	7,532	$ 81,049
Fidelity Strategic Real Return Fund	10,746	84,463
Fidelity Total Bond Fund	24,723	251,681
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		417,193
TOTAL FIXED-INCOME FUNDS (Cost $528,330)		532,624
Short-Term Funds - 2.3%

Fidelity Institutional Money Market Portfolio Institutional Class	19,109	19,109
Fidelity Short-Term Bond Fund	2,373	19,360
TOTAL SHORT-TERM FUNDS (Cost $38,773)		38,469
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,845,274)		$ 1,653,930
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $2,106 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $17,530 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $1,845,274) - See accompanying schedule		$ 1,653,930
Cash		39
Receivable for investments sold		7,766
Total assets		1,661,735

Liabilities
Payable for fund shares redeemed	$ 7,768
Distribution fees payable	87
Total liabilities		7,855

Net Assets		$ 1,653,880
Net Assets consist of:
Paid in capital		$ 1,909,028
Undistributed net investment income		516
Accumulated undistributed net realized gain (loss) on investments		(64,320)
Net unrealized appreciation (depreciation) on investments		(191,344)
Net Assets		$ 1,653,880

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,330 ÷ 2,274.8 shares)		$ 38.83

Maximum offering price per share (100/94.25 of $38.83)		$ 41.20
Class T: Net Asset Value and redemption price per share ($56,915 ÷ 1,465.6 shares)		$ 38.83

Maximum offering price per share (100/96.50 of $38.83)		$ 40.24

Class C: Net Asset Value and offering price per share ($56,459 ÷ 1,453.8 shares)A		$ 38.84

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($1,394,800 ÷ 35,917.7 shares)		$ 38.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,376 ÷ 1,477.6 shares)		$ 38.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 35,704

Expenses
Distribution fees	$ 1,210
Independent trustees' compensation	5
Total expenses before reductions	1,215
Expense reductions	(5)	1,210
Net investment income (loss)		34,494
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,094)
Capital gain distributions from underlying funds	5,703	(57,391)
Change in net unrealized appreciation (depreciation) on underlying funds		(80,331)
Net gain (loss)		(137,722)
Net increase (decrease) in net assets resulting from operations		$ (103,228)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,494	$ 11,229
Net realized gain (loss)	(57,391)	107
Change in net unrealized appreciation (depreciation)	(80,331)	(111,013)
Net increase (decrease) in net assets resulting from operations	(103,228)	(99,677)
Distributions to shareholders from net investment income	(34,488)	(10,780)
Distributions to shareholders from net realized gain	(6,906)	-
Total distributions	(41,394)	(10,780)
Share transactions - net increase (decrease)	465,174	1,443,785
Total increase (decrease) in net assets	320,552	1,333,328

Net Assets
Beginning of period	1,333,328	-
End of period (including undistributed net investment income of $516 and undistributed net investment income of $450, respectively)	$ 1,653,880	$ 1,333,328

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.819	.425
Net realized and unrealized gain (loss)	(6.123)	(4.836)
Total from investment operations	(5.304)	(4.411)
Distributions from net investment income	(.866)	(.389)
Distributions from net realized gain	(.200)	-
Total distributions	(1.066)	(.389)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C, D	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.739	.365
Net realized and unrealized gain (loss)	(6.128)	(4.852)
Total from investment operations	(5.389)	(4.487)
Distributions from net investment income	(.771)	(.323)
Distributions from net realized gain	(.200)	-
Total distributions	(.971)	(.323)
Net asset value, end of period	$ 38.83	$ 45.19
Total Return B, C, D	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.560	.226
Net realized and unrealized gain (loss)	(6.123)	(4.846)
Total from investment operations	(5.563)	(4.620)
Distributions from net investment income	(.587)	(.190)
Distributions from net realized gain	(.200)	-
Total distributions	(.787)	(.190)
Net asset value, end of period	$ 38.84	$ 45.19
Total Return B, C, D	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	.496
Net realized and unrealized gain (loss)	(6.114)	(4.840)
Total from investment operations	(5.214)	(4.344)
Distributions from net investment income	(.956)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(1.156)	(.456)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of reductions	.00%	.00% A
Net investment income (loss)	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,395	$ 969
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.918	.504
Net realized and unrealized gain (loss)	(6.132)	(4.848)
Total from investment operations	(5.214)	(4.344)
Distributions from net investment income	(.956)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(1.156)	(.456)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of reductions	.00%	.00% A
Net investment income (loss)	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR)and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of July 31, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, Income Replacement 2022 and Income Replacement 2034 paid excise taxes on undistributed short-term capital gains and is reflected as Tax Expense on the Statement of Operations. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,308,084	$ 59,604	$ (1,254,627)	$ (1,195,023)
Fidelity Income Replacement 2018 Fund	5,712,580	14,223	(910,133)	(895,910)
Fidelity Income Replacement 2020 Fund	2,928,930	37,006	(352,293)	(315,287)
Fidelity Income Replacement 2022 Fund	3,502,614	7,425	(687,263)	(679,838)
Fidelity Income Replacement 2024 Fund	1,564,874	4,234	(260,246)	(256,012)
Fidelity Income Replacement 2026 Fund	900,558	1,910	(182,044)	(180,134)
Fidelity Income Replacement 2028 Fund	7,650,318	21,975	(1,300,989)	(1,279,014)
Fidelity Income Replacement 2030 Fund	816,298	2,199	(155,486)	(153,287)
Fidelity Income Replacement 2032 Fund	1,814,625	37,338	(228,341)	(191,003)
Fidelity Income Replacement 2034 Fund	2,113,023	48,286	(266,671)	(218,385)
Fidelity Income Replacement 2036 Fund	1,479,047	3,937	(349,280)	(345,343)
Fidelity Income Replacement 2038 Fund	1,751,079	15,005	(320,182)	(305,177)
Fidelity Income Replacement 2040 Fund	811,677	2,788	(157,469)	(154,681)
Fidelity Income Replacement 2042 Fund	1,889,956	60,844	(296,870)	(236,026)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Income Replacement 2016 Fund	$ 3,271	$ -	$ (11,321)
Fidelity Income Replacement 2018 Fund	1,784	-	(123,548)
Fidelity Income Replacement 2020 Fund	865	-	(3,778)
Fidelity Income Replacement 2022 Fund	13,266	-	(64,025)
Fidelity Income Replacement 2024 Fund	399	-	(9,801)
Fidelity Income Replacement 2026 Fund	329	-	(4,903)
Fidelity Income Replacement 2028 Fund	1,956	-	(7,815)
Fidelity Income Replacement 2030 Fund	180	-	(39,903)
Fidelity Income Replacement 2032 Fund	494	-	(9,927)
Fidelity Income Replacement 2034 Fund	4,427	-	-
Fidelity Income Replacement 2036 Fund	1,498	-	(19,968)
Fidelity Income Replacement 2038 Fund	3,449	327	-
Fidelity Income Replacement 2040 Fund	227	-	(763)
Fidelity Income Replacement 2042 Fund	516	-	(2,106)

The tax character of distributions paid was as follows:

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 308,124	$ -	$ 308,124
Fidelity Income Replacement 2018 Fund	203,709	-	203,709
Fidelity Income Replacement 2020 Fund	84,041	3,632	87,673
Fidelity Income Replacement 2022 Fund	107,156	28,050	135,206
Fidelity Income Replacement 2024 Fund	41,803	8,164	49,967
Fidelity Income Replacement 2026 Fund	36,273	10,437	46,710
Fidelity Income Replacement 2028 Fund	239,866	-	239,866
Fidelity Income Replacement 2030 Fund	23,681	8,503	32,184
Fidelity Income Replacement 2032 Fund	34,088	11,269	45,357

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2034 Fund	$ 42,849	$ 9,356	$ 52,205
Fidelity Income Replacement 2036 Fund	40,132	9,249	49,381
Fidelity Income Replacement 2038 Fund	42,144	-	42,144
Fidelity Income Replacement 2040 Fund	26,559	688	27,247
Fidelity Income Replacement 2042 Fund	41,394	-	41,394
July 31, 2008
Fidelity Income Replacement 2016 Fund	156,368	-	156,368
Fidelity Income Replacement 2018 Fund	113,404	-	113,404
Fidelity Income Replacement 2020 Fund	32,472	-	32,472
Fidelity Income Replacement 2022 Fund	92,097	-	92,097
Fidelity Income Replacement 2024 Fund	24,097	-	24,097
Fidelity Income Replacement 2026 Fund	25,757	-	25,757
Fidelity Income Replacement 2028 Fund	87,020	-	87,020
Fidelity Income Replacement 2030 Fund	16,956	-	16,956
Fidelity Income Replacement 2032 Fund	27,790	-	27,790
Fidelity Income Replacement 2034 Fund	18,540	-	18,540
Fidelity Income Replacement 2036 Fund	31,552	-	31,552
Fidelity Income Replacement 2038 Fund	11,097	-	11,097
Fidelity Income Replacement 2040 Fund	7,979	-	7,979
Fidelity Income Replacement 2042 Fund	10,780	-	10,780

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	4,887,748	4,516,736
Fidelity Income Replacement 2018 Fund	2,678,565	3,963,583
Fidelity Income Replacement 2020 Fund	2,011,092	1,472,433
Fidelity Income Replacement 2022 Fund	784,679	2,705,264
Fidelity Income Replacement 2024 Fund	945,818	825,340
Fidelity Income Replacement 2026 Fund	276,059	862,911
Fidelity Income Replacement 2028 Fund	3,688,990	3,459,599
Fidelity Income Replacement 2030 Fund	424,238	806,942
Fidelity Income Replacement 2032 Fund	1,285,174	863,046
Fidelity Income Replacement 2034 Fund	1,806,824	723,749
Fidelity Income Replacement 2036 Fund	465,975	716,167
Fidelity Income Replacement 2038 Fund	713,670	550,494
Fidelity Income Replacement 2040 Fund	408,084	556,455
Fidelity Income Replacement 2042 Fund	982,524	518,590

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,875	$ 5
Class T	.25%	.25%	2,648	180
Class C	.75%	.25%	12,065	7,341
			$ 20,588	$ 7,526
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 2,277	$ 76
Class T	.25%	.25%	574	332
Class C	.75%	.25%	2,571	2,098
			$ 5,422	$ 2,506
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 1,191	$ 89
Class T	.25%	.25%	902	272
Class C	.75%	.25%	2,739	1,718
			$ 4,832	$ 2,079
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 479	$ 125
Class T	.25%	.25%	692	294
Class C	.75%	.25%	865	840
			$ 2,036	$ 1,259
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 808	$ 93
Class T	.25%	.25%	386	386
Class C	.75%	.25%	1,803	1,600
			$ 2,997	$ 2,079
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 227	$ 163
Class T	.25%	.25%	344	344
Class C	.75%	.25%	2,916	1,761
			$ 3,487	$ 2,268
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 695	$ 107
Class T	.25%	.25%	2,218	166
Class C	.75%	.25%	1,073	825
			$ 3,986	$ 1,098
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 171	$ 171
Class T	.25%	.25%	448	324
Class C	.75%	.25%	2,075	1,208
			$ 2,694	$ 1,703
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 596	$ 113
Class T	.25%	.25%	336	336
Class C	.75%	.25%	786	785
			$ 1,718	$ 1,234
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 236	$ 156
Class T	.25%	.25%	334	334
Class C	.75%	.25%	844	844
			$ 1,414	$ 1,334

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 167	$ 167
Class T	.25%	.25%	1,388	192
Class C	.75%	.25%	806	805
			$ 2,361	$ 1,164
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 288	$ 151
Class T	.25%	.25%	334	334
Class C	.75%	.25%	667	667
			$ 1,289	$ 1,152
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 167	$ 167
Class T	.25%	.25%	606	308
Class C	.75%	.25%	666	666
			$ 1,439	$ 1,141
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 210	$ 161
Class T	.25%	.25%	334	334
Class C	.75%	.25%	666	666
			$ 1,210	$ 1,161

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 9,268
Class T	222
Class C*	1,632
$ 11,122
Fidelity Income Replacement 2018 Fund
Class A	$ 1,078
Class C*	429
$ 1,507
Fidelity Income Replacement 2020 Fund
Class A	$ 1,224
Class T	618
Class C*	423
$ 2,265
Fidelity Income Replacement 2022 Fund
Class T	$ 18
Fidelity Income Replacement 2024 Fund
Class A	$ 1,681
Fidelity Income Replacement 2026 Fund
Class C*	$ 98
Fidelity Income Replacement 2028 Fund
Class A	$ 162
Fidelity Income Replacement 2034 Fund
Class C*	$ 306

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund
Class T	$ 23
Fidelity Income Replacement 2038 Fund
Class A	$ 549
Fidelity Income Replacement 2040 Fund
Class T	$ 310

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 30
Fidelity Income Replacement 2018 Fund	19
Fidelity Income Replacement 2020 Fund	9
Fidelity Income Replacement 2022 Fund	13
Fidelity Income Replacement 2024 Fund	5
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	3
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	5
Fidelity Income Replacement 2036 Fund	4
Fidelity Income Replacement 2038 Fund	5
Fidelity Income Replacement 2040 Fund	3
Fidelity Income Replacement 2042 Fund	5

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 64,996	$ 24,373
Class T	13,059	6,831
Class C	23,516	18,135
Income Replacement 2016	120,145	90,325
Institutional Class	4,162	3,781
Total	$ 225,878	$ 143,445
From net realized gain
Class A	$ 24,263	$ 614
Class T	5,452	512
Class C	11,304	2,180
Income Replacement 2016	39,690	9,335
Institutional Class	1,537	282
Total	$ 82,246	$ 12,923

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 25,445	$ 12,180
Class T	2,885	2,589
Class C	5,424	4,326
Income Replacement 2018	104,750	82,709
Institutional Class	9,966	3,472
Total	$ 148,470	$ 105,276
From net realized gain
Class A	$ 10,758	$ 262
Class T	1,409	323
Class C	3,429	389
Income Replacement 2018	35,565	6,892
Institutional Class	4,078	262
Total	$ 55,239	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 13,087	$ 6,115
Class T	3,877	3,050
Class C	5,425	2,845
Income Replacement 2020	39,603	14,934
Institutional Class	3,393	3,046
Total	$ 65,385	$ 29,990
From net realized gain
Class A	$ 5,098	$ 342
Class T	1,321	498
Class C	3,119	510
Income Replacement 2020	11,604	790
Institutional Class	1,146	342
Total	$ 22,288	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 5,300	$ 4,024
Class T	3,427	2,271
Class C	1,690	1,457
Income Replacement 2022	81,861	69,351
Institutional Class	5,969	5,902
Total	$ 98,247	$ 83,005
From net realized gain
Class A	$ 2,337	$ 341
Class T	1,564	341
Class C	977	341
Income Replacement 2022	29,812	7,075
Institutional Class	2,269	994
Total	$ 36,959	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 9,175	$ 4,555
Class T	1,846	1,866
Class C	3,453	1,852
Income Replacement 2024	17,715	10,602
Institutional Class	2,023	2,326
Total	$ 34,212	$ 21,201

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
From net realized gain
Class A	$ 4,699	$ 761
Class T	988	342
Class C	2,338	341
Income Replacement 2024	6,835	1,110
Institutional Class	895	342
Total	$ 15,755	$ 2,896
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,472	$ 2,500
Class T	1,680	1,852
Class C	5,839	5,330
Income Replacement 2026	15,238	10,061
Institutional Class	2,042	2,308
Total	$ 27,271	$ 22,051
From net realized gain
Class A	$ 1,669	$ 407
Class T	1,215	362
Class C	6,011	1,176
Income Replacement 2026	9,322	1,399
Institutional Class	1,222	362
Total	$ 19,439	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 7,036	$ 3,090
Class T	10,490	3,796
Class C	1,920	1,482
Income Replacement 2028	159,584	67,994
Institutional Class	1,935	2,054
Total	$ 180,965	$ 78,416
From net realized gain
Class A	$ 2,309	$ 322
Class T	4,208	519
Class C	956	321
Income Replacement 2028	50,815	7,120
Institutional Class	613	322
Total	$ 58,901	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,826	$ 2,013
Class T	2,181	1,791
Class C	4,007	3,220
Income Replacement 2030	9,588	5,160
Institutional Class	2,004	2,244
Total	$ 19,606	$ 14,428
From net realized gain
Class A	$ 969	$ 382
Class T	1,279	382
Class C	2,976	905
Income Replacement 2030	6,383	477
Institutional Class	971	382
Total	$ 12,578	$ 2,528

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 5,830	$ 6,514
Class T	1,577	1,757
Class C	1,677	1,307
Income Replacement 2032	14,978	11,580
Institutional Class	1,931	2,212
Total	$ 25,993	$ 23,370
From net realized gain
Class A	$ 5,178	$ 1,345
Class T	1,391	382
Class C	1,714	381
Income Replacement 2032	9,682	1,930
Institutional Class	1,399	382
Total	$ 19,364	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,251	$ 2,325
Class T	1,418	1,706
Class C	1,455	1,250
Income Replacement 2034	31,575	8,139
Institutional Class	3,429	2,157
Total	$ 40,128	$ 15,577
From net realized gain
Class A	$ 1,141	$ 402
Class T	784	402
Class C	832	401
Income Replacement 2034	7,750	1,356
Institutional Class	1,570	402
Total	$ 12,077	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,703	$ 1,814
Class T	6,519	4,886
Class C	1,518	1,137
Income Replacement 2036	18,876	16,179
Institutional Class	2,345	2,545
Total	$ 30,961	$ 26,561
From net realized gain
Class A	$ 1,055	$ 381
Class T	4,384	1,187
Class C	1,352	381
Income Replacement 2036	10,310	2,566
Institutional Class	1,319	476
Total	$ 18,420	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 3,215	$ 745
Class T	1,494	610
Class C	1,148	363
Income Replacement 2038	27,005	8,501
Institutional Class	1,840	878
Total	$ 34,702	$ 11,097

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
From net realized gain
Class A	$ 829	$ -
Class T	405	-
Class C	403	-
Income Replacement 2038	5,398	-
Institutional Class	407	-
Total	$ 7,442	$ -
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,692	$ 799
Class T	2,887	766
Class C	1,166	397
Income Replacement 2040	14,129	5,085
Institutional Class	1,860	932
Total	$ 21,734	$ 7,979
From net realized gain
Class A	$ 426	$ -
Class T	857	-
Class C	423	-
Income Replacement 2040	3,380	-
Institutional Class	427	-
Total	$ 5,513	$ -
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,924	$ 781
Class T	1,476	648
Class C	1,133	381
Income Replacement 2042	28,129	8,054
Institutional Class	1,826	916
Total	$ 34,488	$ 10,780
From net realized gain
Class A	$ 406	$ -
Class T	405	-
Class C	403	-
Income Replacement 2042	5,285	-
Institutional Class	407	-
Total	$ 6,906	$ -

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	31,711	$ 51,887	$ 1,291,227	$ 2,562,164
Reinvestment of distributions	1,989	481	80,381	23,577
Shares redeemed	(20,490)	(6,012)	(845,838)	(294,658)
Net increase (decrease)	13,210	46,356	$ 525,770	$ 2,291,083
Class T
Shares sold	1,081	14,213	$ 42,944	$ 703,303
Reinvestment of distributions	313	126	12,671	6,237
Shares redeemed	(4,053)	(243)	(159,347)	(11,945)
Net increase (decrease)	(2,659)	14,096	$ (103,732)	$ 697,595

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Class C
Shares sold	6,292	36,624	$ 280,020	$ 1,842,263
Reinvestment of distributions	723	396	29,353	19,625
Shares redeemed	(13,580)	(3,603)	(548,602)	(178,499)
Net increase (decrease)	(6,565)	33,417	$ (239,229)	$ 1,683,389
Income Replacement 2016
Shares sold	42,278	128,125	$ 1,746,937	$ 6,454,165
Reinvestment of distributions	1,351	282	53,971	14,202
Shares redeemed	(37,313)	(26,243)	(1,533,670)	(1,295,692)
Net increase (decrease)	6,316	102,164	$ 267,238	$ 5,172,675
Institutional Class
Shares sold	-	3,795	$ -	$ 190,050
Reinvestment of distributions	66	58	2,681	2,900
Shares redeemed	(1,419)	-	(56,583)	-
Net increase (decrease)	(1,353)	3,853	$ (53,902)	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	2,936	24,773	$ 139,389	$ 1,220,917
Reinvestment of distributions	594	151	23,304	7,408
Shares redeemed	(7,397)	(1,591)	(281,291)	(78,122)
Net increase (decrease)	(3,867)	23,333	$ (118,598)	$ 1,150,203
Class T
Shares sold	-	3,187	$ -	$ 158,040
Reinvestment of distributions	91	49	3,587	2,418
Shares redeemed	(1,202)	-	(46,512)	-
Net increase (decrease)	(1,111)	3,236	$ (42,925)	$ 160,458
Class C
Shares sold	1,413	11,169	$ 66,000	$ 549,643
Reinvestment of distributions	121	53	4,693	2,662
Shares redeemed	(6,175)	(3,529)	(246,736)	(172,565)
Net increase (decrease)	(4,641)	7,693	$ (176,043)	$ 379,740
Income Replacement 2018
Shares sold	31,145	122,952	$ 1,287,530	$ 6,187,553
Reinvestment of distributions	1,066	278	41,156	13,952
Shares redeemed	(60,855)	(14,368)	(2,414,434)	(704,704)
Net increase (decrease)	(28,644)	108,862	$ (1,085,748)	$ 5,496,801
Institutional Class
Shares sold	6,412	4,519	$ 300,000	$ 225,289
Reinvestment of distributions	48	56	1,922	2,804
Shares redeemed	(3,355)	(60)	(140,821)	(2,900)
Net increase (decrease)	3,105	4,515	$ 161,101	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,712	10,762	$ 220,301	$ 527,052
Reinvestment of distributions	235	71	9,064	3,536
Shares redeemed	(4,744)	(160)	(174,944)	(7,749)
Net increase (decrease)	1,203	10,673	$ 54,421	$ 522,839
Class T
Shares sold	3,129	4,042	$ 117,854	$ 202,738
Reinvestment of distributions	134	71	5,198	3,548
Shares redeemed	(3,188)	(139)	(116,592)	(6,586)
Net increase (decrease)	75	3,974	$ 6,460	$ 199,700
Class C
Shares sold	4,926	5,838	$ 220,984	$ 288,035
Reinvestment of distributions	165	55	6,431	2,753
Shares redeemed	(5,708)	(50)	(212,347)	(2,417)
Net increase (decrease)	(617)	5,843	$ 15,068	$ 288,371

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Income Replacement 2020
Shares sold	30,891	28,174	$ 1,305,179	$ 1,389,273
Reinvestment of distributions	492	71	19,005	3,552
Shares redeemed	(19,152)	(2,068)	(808,457)	(99,949)
Net increase (decrease)	12,231	26,177	$ 515,727	$ 1,292,876
Institutional Class
Shares sold	-	3,397	$ -	$ 168,160
Reinvestment of distributions	63	57	2,457	2,822
Shares redeemed	(1,274)	-	(48,199)	-
Net increase (decrease)	(1,211)	3,454	$ (45,742)	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,185	$ -	$ 306,290
Reinvestment of distributions	77	48	2,949	2,394
Shares redeemed	(3,298)	(93)	(120,531)	(4,482)
Net increase (decrease)	(3,221)	6,140	$ (117,582)	$ 304,202
Class T
Shares sold	76	3,924	$ 3,458	$ 195,654
Reinvestment of distributions	130	53	4,991	2,613
Shares redeemed	(1,511)	-	(56,298)	-
Net increase (decrease)	(1,305)	3,977	$ (47,849)	$ 198,267
Class C
Shares sold	-	2,513	$ -	$ 125,050
Reinvestment of distributions	54	35	2,085	1,733
Shares redeemed	(953)	-	(35,652)	-
Net increase (decrease)	(899)	2,548	$ (33,567)	$ 126,783
Income Replacement 2022
Shares sold	5,083	114,310	$ 194,196	$ 5,694,740
Reinvestment of distributions	834	193	32,170	9,783
Shares redeemed	(48,851)	(15,364)	(1,860,055)	(754,411)
Net increase (decrease)	(42,934)	99,139	$ (1,633,689)	$ 4,950,112
Institutional Class
Shares sold	-	5,837	$ -	$ 300,050
Reinvestment of distributions	56	52	2,170	2,619
Shares redeemed	(1,970)	-	(72,714)	-
Net increase (decrease)	(1,914)	5,889	$ (70,544)	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,906	6,152	$ 215,614	$ 310,133
Reinvestment of distributions	327	95	12,248	4,738
Shares redeemed	(4,404)	(155)	(158,200)	(7,496)
Net increase (decrease)	829	6,092	$ 69,662	$ 307,375
Class T
Shares sold	-	2,001	$ -	$ 99,021
Reinvestment of distributions	76	44	2,834	2,208
Shares redeemed	(456)	-	(17,393)	-
Net increase (decrease)	(380)	2,045	$ (14,559)	$ 101,229
Class C
Shares sold	580	4,943	$ 25,192	$ 242,316
Reinvestment of distributions	91	40	3,347	2,004
Shares redeemed	(2,078)	(20)	(76,555)	(939)
Net increase (decrease)	(1,407)	4,963	$ (48,016)	$ 243,381
Income Replacement 2024
Shares sold	13,806	18,071	$ 554,022	$ 894,960
Reinvestment of distributions	289	80	10,721	3,983
Shares redeemed	(11,244)	(2,959)	(417,589)	(140,970)
Net increase (decrease)	2,851	15,192	$ 147,154	$ 757,973

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Institutional Class
Shares sold	-	2,001	$ -	$ 100,277
Reinvestment of distributions	78	53	2,918	2,668
Shares redeemed	(769)	-	(28,292)	-
Net increase (decrease)	(691)	2,054	$ (25,374)	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	2,750	$ -	$ 136,448
Reinvestment of distributions	107	58	4,141	2,907
Shares redeemed	(1,237)	-	(44,238)	-
Net increase (decrease)	(1,130)	2,808	$ (40,097)	$ 139,355
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	75	44	2,895	2,214
Shares redeemed	(766)	-	(27,732)	-
Net increase (decrease)	(691)	2,045	$ (24,837)	$ 102,264
Class C
Shares sold	-	10,559	$ -	$ 527,050
Reinvestment of distributions	305	131	11,850	6,505
Shares redeemed	(6,213)	(307)	(212,409)	(14,828)
Net increase (decrease)	(5,908)	10,383	$ (200,559)	$ 518,727
Income Replacement 2026
Shares sold	2,618	17,326	$ 94,000	$ 852,072
Reinvestment of distributions	498	117	19,354	5,806
Shares redeemed	(11,158)	(693)	(396,480)	(33,589)
Net increase (decrease)	(8,042)	16,750	$ (283,126)	$ 824,289
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	84	53	3,263	2,670
Shares redeemed	(772)	-	(27,938)	-
Net increase (decrease)	(688)	2,054	$ (24,675)	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	902	7,922	$ 30,470	$ 392,531
Reinvestment of distributions	251	69	9,345	3,412
Shares redeemed	(2,317)	(65)	(82,255)	(3,072)
Net increase (decrease)	(1,164)	7,926	$ (42,440)	$ 392,871
Class T
Shares sold	3,593	13,004	$ 161,040	$ 639,428
Reinvestment of distributions	188	58	6,887	2,913
Shares redeemed	(9,171)	(120)	(312,914)	(5,688)
Net increase (decrease)	(5,390)	12,942	$ (144,987)	$ 636,653
Class C
Shares sold	-	3,181	$ -	$ 157,488
Reinvestment of distributions	53	31	1,949	1,557
Shares redeemed	(1,185)	-	(42,907)	-
Net increase (decrease)	(1,132)	3,212	$ (40,958)	$ 159,045
Income Replacement 2028
Shares sold	61,564	148,761	$ 2,501,275	$ 7,341,752
Reinvestment of distributions	2,090	196	75,928	9,925
Shares redeemed	(56,233)	(19,359)	(2,070,963)	(940,882)
Net increase (decrease)	7,421	129,598	$ 506,240	$ 6,410,795
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	68	48	2,548	2,376
Shares redeemed	(764)	-	(27,702)	-
Net increase (decrease)	(696)	2,049	$ (25,154)	$ 102,426

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	73	48	2,794	2,395
Shares redeemed	(767)	-	(27,372)	-
Net increase (decrease)	(694)	2,049	$ (24,578)	$ 102,445
Class T
Shares sold	671	2,001	$ 30,925	$ 100,050
Reinvestment of distributions	75	43	2,915	2,173
Shares redeemed	(1,036)	-	(37,010)	-
Net increase (decrease)	(290)	2,044	$ (3,170)	$ 102,223
Class C
Shares sold	-	6,410	$ -	$ 322,141
Reinvestment of distributions	182	83	6,983	4,124
Shares redeemed	(2,189)	(120)	(77,203)	(5,838)
Net increase (decrease)	(2,007)	6,373	$ (70,220)	$ 320,427
Income Replacement 2030
Shares sold	5,662	14,029	$ 238,867	$ 682,104
Reinvestment of distributions	237	72	9,619	3,547
Shares redeemed	(12,457)	(87)	(499,906)	(4,166)
Net increase (decrease)	(6,558)	14,014	$ (251,420)	$ 681,485
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	78	53	2,975	2,627
Shares redeemed	(770)	-	(27,474)	-
Net increase (decrease)	(692)	2,054	$ (24,499)	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,297	8,485	$ 200,000	$ 428,673
Reinvestment of distributions	286	158	11,007	7,859
Shares redeemed	(8,676)	-	(351,549)	-
Net increase (decrease)	(4,093)	8,643	$ (140,542)	$ 436,532
Class T
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	78	43	2,968	2,138
Shares redeemed	(768)	-	(27,006)	-
Net increase (decrease)	(690)	2,044	$ (24,038)	$ 102,197
Class C
Shares sold	1,093	2,001	$ 45,000	$ 100,059
Reinvestment of distributions	91	34	3,391	1,688
Shares redeemed	(2,085)	-	(67,945)	-
Net increase (decrease)	(901)	2,035	$ (19,554)	$ 101,747
Income Replacement 2032
Shares sold	21,940	18,568	$ 841,705	$ 934,542
Reinvestment of distributions	449	96	17,218	4,859
Shares redeemed	(6,141)	(2,950)	(214,625)	(142,310)
Net increase (decrease)	16,248	15,714	$ 644,298	$ 797,091
Institutional Class
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	88	52	3,330	2,594
Shares redeemed	(773)	-	(27,211)	-
Net increase (decrease)	(685)	2,053	$ (23,881)	$ 102,653

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	3,214	$ -	$ 158,381
Reinvestment of distributions	89	55	3,391	2,727
Shares redeemed	(1,504)	(289)	(53,458)	(14,048)
Net increase (decrease)	(1,415)	2,980	$ (50,067)	$ 147,060
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	58	42	2,202	2,108
Shares redeemed	(761)	-	(26,682)	-
Net increase (decrease)	(703)	2,043	$ (24,480)	$ 102,158
Class C
Shares sold	824	2,001	$ 34,000	$ 100,050
Reinvestment of distributions	46	33	1,781	1,652
Shares redeemed	(1,880)	-	(67,548)	-
Net increase (decrease)	(1,010)	2,034	$ (31,767)	$ 101,702
Income Replacement 2034
Shares sold	36,056	11,938	$ 1,410,731	$ 589,565
Reinvestment of distributions	482	100	18,396	4,987
Shares redeemed	(8,010)	(145)	(280,721)	(7,028)
Net increase (decrease)	28,528	11,893	$ 1,148,406	$ 587,524
Institutional Class
Shares sold	2,039	2,001	$ 95,000	$ 100,050
Reinvestment of distributions	111	51	4,233	2,559
Shares redeemed	(1,522)	-	(53,366)	-
Net increase (decrease)	628	2,052	$ 45,867	$ 102,609
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	78	44	2,758	2,195
Shares redeemed	(767)	-	(26,498)	-
Net increase (decrease)	(689)	2,045	$ (23,740)	$ 102,245
Class T
Shares sold	437	8,360	$ 16,380	$ 427,487
Reinvestment of distributions	186	59	6,459	2,995
Shares redeemed	(2,221)	(139)	(74,730)	(6,726)
Net increase (decrease)	(1,598)	8,280	$ (51,891)	$ 423,756
Class C
Shares sold	2,310	2,001	$ 92,634	$ 100,050
Reinvestment of distributions	80	30	2,800	1,518
Shares redeemed	(1,505)	-	(49,938)	-
Net increase (decrease)	885	2,031	$ 45,496	$ 101,568
Income Replacement 2036
Shares sold	726	30,339	$ 32,500	$ 1,531,859
Reinvestment of distributions	370	136	12,836	6,842
Shares redeemed	(6,424)	(9,217)	(222,147)	(447,459)
Net increase (decrease)	(5,328)	21,258	$ (176,811)	$ 1,091,242
Institutional Class
Shares sold	-	2,505	$ -	$ 125,551
Reinvestment of distributions	104	60	3,664	3,020
Shares redeemed	(959)	(10)	(33,160)	(477)
Net increase (decrease)	(855)	2,555	$ (29,496)	$ 128,094

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,129	2,001	$ 75,810	$ 100,050
Reinvestment of distributions	78	16	2,676	745
Shares redeemed	(1,283)	-	(43,654)	-
Net increase (decrease)	924	2,017	$ 34,832	$ 100,795
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	55	13	1,899	610
Shares redeemed	(604)	-	(20,566)	-
Net increase (decrease)	(549)	2,014	$ (18,667)	$ 100,660
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	45	8	1,551	363
Shares redeemed	(601)	-	(20,438)	-
Net increase (decrease)	(556)	2,009	$ (18,887)	$ 100,413
Income Replacement 2038
Shares sold	8,548	26,117	$ 312,614	$ 1,244,662
Reinvestment of distributions	333	24	11,339	1,115
Shares redeemed	(3,764)	(1,352)	(133,653)	(62,898)
Net increase (decrease)	5,117	24,789	$ 190,300	$ 1,182,879
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	65	19	2,246	878
Shares redeemed	(608)	-	(20,399)	-
Net increase (decrease)	(543)	2,020	$ (18,153)	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	61	17	2,117	799
Shares redeemed	(606)	-	(20,534)	-
Net increase (decrease)	(545)	2,018	$ (18,417)	$ 100,849
Class T
Shares sold	1,587	2,913	$ 60,003	$ 143,477
Reinvestment of distributions	109	16	3,744	766
Shares redeemed	(1,999)	-	(66,297)	-
Net increase (decrease)	(303)	2,929	$ (2,550)	$ 144,243
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	46	8	1,589	397
Shares redeemed	(601)	-	(20,340)	-
Net increase (decrease)	(555)	2,009	$ (18,751)	$ 100,447
Income Replacement 2040
Shares sold	5,464	13,341	$ 205,995	$ 638,742
Reinvestment of distributions	293	45	10,040	2,091
Shares redeemed	(9,085)	(172)	(305,194)	(8,085)
Net increase (decrease)	(3,328)	13,214	$ (89,159)	$ 632,748
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	66	20	2,287	932
Shares redeemed	(608)	-	(20,599)	-
Net increase (decrease)	(542)	2,021	$ (18,312)	$ 100,982

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,068	2,001	$ 34,898	$ 100,050
Reinvestment of distributions	68	17	2,330	781
Shares redeemed	(879)	-	(29,788)	-
Net increase (decrease)	257	2,018	$ 7,440	$ 100,831
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	55	14	1,881	648
Shares redeemed	(604)	-	(20,417)	-
Net increase (decrease)	(549)	2,015	$ (18,536)	$ 100,698
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	45	8	1,536	381
Shares redeemed	(600)	-	(20,287)	-
Net increase (decrease)	(555)	2,009	$ (18,751)	$ 100,431
Income Replacement 2042
Shares sold	20,430	21,824	$ 716,264	$ 1,059,126
Reinvestment of distributions	595	34	20,217	1,577
Shares redeemed	(6,545)	(420)	(223,148)	(19,844)
Net increase (decrease)	14,480	21,438	$ 513,333	$ 1,040,859
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	65	20	2,233	916
Shares redeemed	(608)	-	(20,545)	-
Net increase (decrease)	(543)	2,021	$ (18,312)	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Series Broad Market Opportunities Fund	18%	11%	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2024 Fund	10%
Fidelity Income Replacement 2026 Fund	23%
Fidelity Income Replacement 2030 Fund	25%
Fidelity Income Replacement 2032 Fund	10%
Fidelity Income Replacement 2036 Fund	15%
Fidelity Income Replacement 2038 Fund	14%
Fidelity Income Replacement 2040 Fund	32%
Fidelity Income Replacement 2042 Fund	13%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each of which are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Income Replacement Fund, and review each Income Replacement Fund's performance. If the interests of an Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson and Mr. Kenneally oversee 171 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an FMR affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (44)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities<, and dividends derived from net investment income>:

Income Replacement 2022	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/14/09	09/11/09	$0.0	$0.177
Class T	09/14/09	09/11/09	$0.0	$0.177
Class C	09/14/09	09/11/09	$0.0	$0.177
Income Replacement 2034	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/14/09	09/11/09	$0.0	$0.084
Class T	09/14/09	09/11/09	$0.0	$0.084
Class C	09/14/09	09/11/09	$0.0	$0.084
Income Replacement 2036	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/14/09	09/11/09	$0.0	$0.039
Class T	09/14/09	09/11/09	$0.0	$0.039
Class C	09/14/09	09/11/09	$0.0	$0.039
Income Replacement 2038	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/14/09	09/11/09	$0.0	$0.07
Class T	09/14/09	09/11/09	$0.0	$0.07
Class C	09/14/09	09/11/09	$0.0	$0.07

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Income Replacement 2034	$273
Income Replacement 2038	$327

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	4.42%
Class T	4.42%
Class C	4.42%
Income Replacement 2018
Class A	4.27%
Class T	4.27%
Class C	4.27%
Income Replacement 2020
Class A	3.79%
Class T	3.79%
Class C	3.79%
Income Replacement 2022
Class A	3.88%
Class T	3.88%
Class C	3.88%
Income Replacement 2024
Class A	3.61%
Class T	3.61%
Class C	3.61%
Income Replacement 2026
Class A	3.30%
Class T	3.30%
Class C	3.30%
Income Replacement 2028
Class A	3.29%
Class T	3.29%
Class C	3.29%
Income Replacement 2030
Class A	3.47%
Class T	3.47%
Class C	3.47%
Income Replacement 2032
Class A	3.50%
Class T	3.50%
Class C	3.50%
Income Replacement 2034
Class A	3.04%
Class T	3.04%
Class C	3.04%
Income Replacement 2036
Class A	3.02%
Class T	3.02%
Class C	3.02%
Income Replacement 2038
Class A	2.88%
Class T	2.88%
Class C	2.88%
Income Replacement 2040
Class A	2.47%
Class T	2.47%
Class C	2.47%
Income Replacement 2042
Class A	2.73%
Class T	2.73%
Class C	2.73%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
August 2008	12%	14%	18%
September 2008	17%	19%	25%
October 2008	17%	18%	21%
November 2008	17%	19%	30%
December 2008 (Ex-Date 12/26/08)	17%	17%	17%
December 2008 (Ex-Date 12/30/08)	17%	18%	19%
January 2009	8%	9%	13%
February 2009	8%	9%	12%
March 2009	7%	9%	11%
April 2009	8%	8%	10%
May 2009	8%	9%	14%
June 2009	8%	9%	14%
July 2009	8%	8%	10%
	Class A	Class T	Class C
Income Replacement 2018
August 2008	13%	16%	23%
September 2008	19%	21%	27%
October 2008	18%	19%	22%
November 2008	19%	21%	27%
December 2008 (Ex-Date 12/26/08)	17%	17%	17%
December 2008 (Ex-Date 12/30/08)	18%	18%	20%
January 2009	9%	10%	16%
February 2009	9%	10%	16%
March 2009	9%	10%	15%
April 2009	9%	10%	13%
May 2009	9%	11%	73%
June 2009	9%	10%	16%
July 2009	9%	10%	12%
	Class A	Class T	Class C
Income Replacement 2020
August 2008	18%	22%	33%
September 2008	25%	29%	41%
October 2008	25%	27%	32%
November 2008	26%	30%	43%
December 2008 (Ex-Date 12/26/08)	25%	25%	25%
December 2008 (Ex-Date 12/30/08)	25%	26%	28%
January 2009	10%	11%	21%
February 2009	10%	12%	19%
March 2009	10%	12%	19%
April 2009	10%	11%	14%
May 2009	10%	13%	22%
June 2009	10%	13%	18%
July 2009	10%	12%	15%
	Class A	Class T	Class C
Income Replacement 2022
August 2008	18%	22%	34%
September 2008	25%	28%	40%
October 2008	24%	25%	29%
November 2008	25%	29%	43%
December 2008 (Ex-Date 12/26/08)	23%	23%	23%
December 2008 (Ex-Date 12/30/08)	23%	24%	25%
January 2009	12%	14%	26%
February 2009	12%	14%	23%
March 2009	12%	13%	21%
April 2009	11%	12%	16%
May 2009	12%	15%	26%
June 2009	12%	14%	23%
July 2009	11%	13%	17%
	Class A	Class T	Class C
Income Replacement 2024
August 2008	17%	21%	37%
September 2008	25%	29%	39%
October 2008	24%	25%	29%
November 2008	24%	27%	41%
December 2008 (Ex-Date 12/26/08)	24%	24%	24%
December 2008 (Ex-Date 12/30/08)	24%	25%	26%
January 2009	12%	14%	21%
February 2009	12%	15%	30%
March 2009	12%	14%	22%
April 2009	12%	13%	17%
May 2009	12%	16%	33%
June 2009	12%	15%	27%
July 2009	12%	14%	18%
	Class A	Class T	Class C
Income Replacement 2026
August 2008	19%	24%	39%
September 2008	28%	33%	49%
October 2008	29%	32%	38%
November 2008	29%	34%	51%
December 2008 (Ex-Date 12/26/08)	30%	30%	30%
December 2008 (Ex-Date 12/30/08)	30%	31%	33%
January 2009	10%	12%	21%
February 2009	11%	13%	23%
March 2009	11%	12%	17%
April 2009	11%	12%	15%
May 2009	11%	14%	26%
June 2009	11%	13%	21%
July 2009	11%	12%	16%
	Class A	Class T	Class C
Income Replacement 2028
August 2008	23%	28%	47%
September 2008	32%	38%	63%
October 2008	30%	33%	40%
November 2008	33%	41%	61%
December 2008 (Ex-Date 12/26/08)	29%	29%	29%
December 2008 (Ex-Date 12/30/08)	30%	30%	32%
January 2009	13%	16%	26%
February 2009	13%	16%	31%
March 2009	13%	17%	23%
April 2009	13%	14%	18%
May 2009	14%	17%	37%
June 2009	13%	16%	30%
July 2009	13%	14%	20%
	Class A	Class T	Class C
Income Replacement 2030
August 2008	22%	26%	46%
September 2008	33%	38%	55%
October 2008	33%	35%	41%
November 2008	32%	38%	58%
December 2008 (Ex-Date 12/26/08)	34%	34%	34%
December 2008 (Ex-Date 12/30/08)	33%	34%	36%
January 2009	13%	16%	27%
February 2009	13%	16%	28%
March 2009	13%	16%	25%
April 2009	14%	15%	20%
May 2009	13%	16%	32%
June 2009	13%	16%	29%
July 2009	14%	16%	23%
	Class A	Class T	Class C
Income Replacement 2032
August 2008	22%	26%	45%
September 2008	31%	37%	57%
October 2008	30%	32%	36%
November 2008	30%	35%	51%
December 2008 (Ex-Date 12/26/08)	30%	30%	30%
December 2008 (Ex-Date 12/30/08)	30%	30%	32%
January 2009	13%	16%	23%
February 2009	13%	16%	30%
March 2009	13%	15%	31%
April 2009	13%	15%	19%
May 2009	14%	18%	41%
June 2009	16%	24%	0%
July 2009	14%	16%	24%
	Class A	Class T	Class C
Income Replacement 2034
August 2008	36%	50%	100%
September 2008	53%	72%	100%
October 2008	48%	53%	62%
November 2008	49%	61%	100%
December 2008 (Ex-Date 12/26/08)	46%	46%	46%
December 2008 (Ex-Date 12/30/08)	46%	48%	50%
January 2009	16%	20%	41%
February 2009	16%	19%	40%
March 2009	16%	21%	60%
April 2009	15%	16%	21%
May 2009	16%	21%	50%
June 2009	16%	20%	40%
July 2009	15%	17%	33%
	Class A	Class T	Class C
Income Replacement 2036
August 2008	19%	24%	47%
September 2008	27%	33%	48%
October 2008	27%	29%	35%
November 2008	27%	32%	55%
December 2008 (Ex-Date 12/26/08)	26%	26%	26%
December 2008 (Ex-Date 12/30/08)	27%	27%	29%
January 2009	15%	18%	38%
February 2009	15%	18%	35%
March 2009	15%	18%	50%
April 2009	15%	16%	21%
May 2009	16%	20%	56%
June 2009	16%	19%	43%
July 2009	15%	17%	21%
	Class A	Class T	Class C
Income Replacement 2038
August 2008	30%	39%	100%
September 2008	43%	51%	80%
October 2008	41%	44%	55%
November 2008	42%	52%	89%
December 2008 (Ex-Date 12/26/08)	39%	39%	39%
December 2008 (Ex-Date 12/30/08)	39%	40%	42%
January 2009	17%	25%	100%
February 2009	17%	21%	43%
March 2009	16%	20%	36%
April 2009	16%	18%	23%
May 2009	17%	22%	59%
June 2009	17%	21%	45%
July 2009	16%	18%	27%
	Class A	Class T	Class C
Income Replacement 2040
August 2008	25%	31%	69%
September 2008	43%	51%	85%
October 2008	43%	47%	61%
November 2008	44%	53%	97%
December 2008 (Ex-Date 12/26/08)	41%	41%	41%
December 2008 (Ex-Date 12/30/08)	42%	43%	45%
January 2009	15%	26%	66%
February 2009	16%	19%	33%
March 2009	15%	18%	29%
April 2009	15%	17%	22%
May 2009	15%	20%	48%
June 2009	15%	19%	39%
July 2009	15%	17%	24%
	Class A	Class T	Class C
Income Replacement 2042
August 2008	26%	33%	77%
September 2008	43%	52%	89%
October 2008	41%	46%	57%
November 2008	43%	55%	100%
December 2008 (Ex-Date 12/26/08)	39%	39%	39%
December 2008 (Ex-Date 12/30/08)	40%	41%	43%
January 2009	16%	25%	88%
February 2009	17%	20%	38%
March 2009	17%	21%	36%
April 2009	16%	18%	23%
May 2009	17%	22%	59%
June 2009	17%	21%	52%
July 2009	16%	19%	26%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract (the Advisory Contract) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contract involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contract; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contract are fair and reasonable, and that each fund's Advisory Contract should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARW-UANN-0909
1.848191.101

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Annual Report

July 31, 2009

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2018	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2022	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2024	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2026	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2028	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2032	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2034	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2036	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2038	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Income Replacement 2042	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-4.80%	-3.45%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2016 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-5.83%	-4.33%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2018 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-6.76%	-5.15%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2020 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-7.33%	-5.60%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2022 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-7.89%	-5.97%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2024 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-8.34%	-6.42%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2026 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-8.69%	-6.70%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2028 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-8.99%	-6.95%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2030 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-9.43%	-7.29%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2032 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-10.00%	-7.74%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2034 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-10.48%	-8.06%

A From August 30, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2036 - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-11.00%	-12.25%

A From December 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2038 - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-11.19%	-12.37%

A From December 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2040 - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Life of class A
Institutional Class	-11.18%	-12.41%

A From December 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Advisor Income Replacement 2042 - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Battered by the effects of a global credit crisis for much of the year ending July 31, 2009, equities were aided by early signs of a healing economy during the final months of the annual period. As a succession of large financial institutions around the world collapsed or were forced into mergers or government conservatorship, harried investors relinquished riskier assets in a massive flight to quality through late winter. By March, however, as unprecedented government fiscal and monetary interventions around the world took root, signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, valuations started to return to normal trading ranges and investors began to whet their appetite for risk. Against this improving backdrop, major equity indexes posted significant gains in March and April, and the uptrend continued through the end of the period. For the year overall, though, the Standard & Poor's 500SM Index declined 19.96%, while the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62%. Meanwhile, the technology-heavy Nasdaq Composite® Index posted a 14.05% loss. Global equities outside of the U.S. and Canada - as measured by the MSCI® EAFE® Index (Europe, Australasia, Far East) - fared worse than their domestic counterparts, due in large part to a strengthening dollar, and the index dropped 22.48%. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - gaining 7.85% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bill Index, posting a 0.87% return. High-yield bonds, which had suffered greatly amid the flight to quality, made a strong comeback during the second half of the period, with the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finishing the year up 4.55%.

Comments from Jonathan Shelon, Co-Portfolio Manager of Fidelity Advisor Income Replacement FundsSM, and Andrew Dierdorf, who became Co-Portfolio Manager of the Funds on June 1, 2009: Over the past year, the Advisor Income Replacement Funds, or IRFs, struggled during the crushing bear market of the period's first seven months, but then rebounded sharply in the closing months as the markets rallied. In spite of this welcome uptick, however, returns for all 14 of the IRFs remained in negative territory for the full 12-month reporting period, with absolute losses ranging from the mid-single digits for the shorter-dated and most-conservatively positioned 2016 portfolio to the low-double digits for the longer-dated and more equity-heavy 2042 portfolio. From an asset allocation point of view, the Funds' investments in the equity, fixed income and short-term instruments asset classes all underperformed their respective benchmarks for the full 12-month period, although returns for each improved markedly during the final five months. (For specific class-level results on each of the IRFs, please refer to the performance section of this report.)

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,133.80	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,132.40	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,129.60	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,135.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,135.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,150.60	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,149.20	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,146.30	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,152.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,152.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,162.70	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,161.40	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,158.30	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,164.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,164.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.28%
Actual		$ 1,000.00	$ 1,171.20	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40
Class T	.52%
Actual		$ 1,000.00	$ 1,169.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Class C	1.02%
Actual		$ 1,000.00	$ 1,166.50	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Income Replacement 2022	.03%
Actual		$ 1,000.00	$ 1,172.50	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Institutional Class	.03%
Actual		$ 1,000.00	$ 1,172.20	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,177.20	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,175.70	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,172.80	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,179.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,178.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,181.80	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,180.40	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,177.60	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,183.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,183.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,186.40	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,185.10	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,182.10	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,191.10	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,190.00	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,186.70	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,192.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,192.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,195.80	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,194.10	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,191.20	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,197.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,197.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.27%
Actual		$ 1,000.00	$ 1,200.40	$ 1.47
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35
Class T	.52%
Actual		$ 1,000.00	$ 1,198.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Class C	1.03%
Actual		$ 1,000.00	$ 1,195.70	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Income Replacement 2034	.02%
Actual		$ 1,000.00	$ 1,201.70	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10
Institutional Class	.02%
Actual		$ 1,000.00	$ 1,201.70	$ .11
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,206.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,204.40	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,201.60	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,207.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,207.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,213.00	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,211.40	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,208.30	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,214.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,214.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,217.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,215.70	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,212.60	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,218.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,218.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,220.40	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,218.80	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class C	1.00%
Actual		$ 1,000.00	$ 1,216.00	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,221.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,221.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.4	3.7
Fidelity Disciplined Equity Fund	3.6	3.8
Fidelity Equity-Income Fund	3.6	3.6
Fidelity Large Cap Core Enhanced Index Fund	5.8	5.9
Fidelity Series 100 Index Fund	4.3	4.3
Fidelity Series Broad Market Opportunities Fund	5.8	6.1
Fidelity Series Small Cap Opportunities Fund	2.4	2.5
	28.9	29.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.8	3.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.6	1.0
Fidelity Strategic Income Fund	0.5	1.1
	1.1	2.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.8
Fidelity Strategic Real Return Fund	8.0	7.5
Fidelity Total Bond Fund	23.8	23.7
	39.6	39.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.7	13.1
Fidelity Short-Term Bond Fund	13.9	12.9
	27.6	26.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	28.9%
International Equity Funds	2.8%
High Yield Fixed-Income Funds	1.1%
Investment Grade Fixed-Income Funds	39.6%
Short-Term Funds	27.6%

Six months ago
Domestic Equity Funds	29.9%
International Equity Funds	3.0%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	39.0%
Short-Term Funds	26.0%

Expected
Domestic Equity Funds	26.5%
International Equity Funds	2.5%
High Yield Fixed-Income Funds	0%
Investment Grade Fixed-Income Funds	40.7%
Short-Term Funds	30.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 31.7%
	Shares	Value
Domestic Equity Funds - 28.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	24,608	$ 313,997
Fidelity Disciplined Equity Fund	17,390	327,287
Fidelity Equity-Income Fund	9,545	330,847
Fidelity Large Cap Core Enhanced Index Fund	75,131	523,665
Fidelity Series 100 Index Fund	54,506	392,445
Fidelity Series Broad Market Opportunities Fund	71,847	528,793
Fidelity Series Small Cap Opportunities Fund	31,150	215,870
TOTAL DOMESTIC EQUITY FUNDS		2,632,904
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class	9,437	258,676
TOTAL EQUITY FUNDS (Cost $3,739,590)		2,891,580
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 1.1%
Fidelity Capital & Income Fund	6,856	51,216
Fidelity Strategic Income Fund	4,827	49,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		100,552

	Shares	Value
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Government Income Fund	65,684	$ 706,762
Fidelity Strategic Real Return Fund	92,452	726,674
Fidelity Total Bond Fund	213,368	2,172,087
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,605,523
TOTAL FIXED-INCOME FUNDS (Cost $3,817,614)		3,706,075
Short-Term Funds - 27.6%

Fidelity Institutional Money Market Portfolio Institutional Class	1,251,621	1,251,621
Fidelity Short-Term Bond Fund	154,876	1,263,785
TOTAL SHORT-TERM FUNDS (Cost $2,550,431)		2,515,406
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,107,635)		$ 9,113,061
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $11,321 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $129,169 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $10,107,635) - See accompanying schedule		$ 9,113,061
Cash		10
Receivable for investments sold		6,883
Receivable for fund shares sold		10,000
Total assets		9,129,954

Liabilities
Payable for investments purchased	$ 6,235
Payable for fund shares redeemed	11,027
Distribution fees payable	1,690
Total liabilities		18,952

Net Assets		$ 9,111,002
Net Assets consist of:
Paid in capital		$ 10,443,243
Undistributed net investment income		3,271
Accumulated undistributed net realized gain (loss) on investments		(340,938)
Net unrealized appreciation (depreciation) on investments		(994,574)
Net Assets		$ 9,111,002
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,598,507 ÷ 59,565.8 shares)		$ 43.62

Maximum offering price per share (100/94.25 of $43.62)		$ 46.28
Class T: Net Asset Value and redemption price per share ($498,908 ÷ 11,436.5 shares)		$ 43.62

Maximum offering price per share (100/96.50 of $43.62)		$ 45.20

Class C: Net Asset Value and offering price per share ($1,171,060 ÷ 26,852.3 shares) A		$ 43.61

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,733,425 ÷ 108,479.6 shares)		$ 43.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,102 ÷ 2,500.3 shares)		$ 43.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 246,536

Expenses
Distribution fees	$ 20,588
Independent trustees' compensation	30
Total expenses before reductions	20,618
Expense reductions	(30)	20,588
Net investment income (loss)		225,948
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(303,503)
Capital gain distributions from underlying funds	56,992	(246,511)
Change in net unrealized appreciation (depreciation) on underlying funds		(503,116)
Net gain (loss)		(749,627)
Net increase (decrease) in net assets resulting from operations		$ (523,679)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,948	$ 148,274
Net realized gain (loss)	(246,511)	8,520
Change in net unrealized appreciation (depreciation)	(503,116)	(491,458)
Net increase (decrease) in net assets resulting from operations	(523,679)	(334,664)
Distributions to shareholders from net investment income	(225,878)	(143,445)
Distributions to shareholders from net realized gain	(82,246)	(12,923)
Total distributions	(308,124)	(156,368)
Share transactions - net increase (decrease)	396,145	10,037,692
Total increase (decrease) in net assets	(435,658)	9,546,660

Net Assets
Beginning of period	9,546,660	-
End of period (including undistributed net investment income of $3,271 and undistributed net investment income of $4,829, respectively)	$ 9,111,002	$ 9,546,660

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.118	1.233
Net realized and unrealized gain (loss)	(3.686)	(2.204)
Total from investment operations	(2.568)	(.971)
Distributions from net investment income	(1.132)	(1.129)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.572)	(1.269)
Net asset value, end of period	$ 43.62	$ 47.76
Total Return B, C, D	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,599	$ 2,214
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.025	1.128
Net realized and unrealized gain (loss)	(3.690)	(2.219)
Total from investment operations	(2.665)	(1.091)
Distributions from net investment income	(1.025)	(1.019)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.465)	(1.159)
Net asset value, end of period	$ 43.62	$ 47.75
Total Return B, C, D	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 499	$ 673
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.822	.904
Net realized and unrealized gain (loss)	(3.689)	(2.227)
Total from investment operations	(2.867)	(1.323)
Distributions from net investment income	(.813)	(.807)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.253)	(.947)
Net asset value, end of period	$ 43.61	$ 47.73
Total Return B, C, D	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,171	$ 1,595
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.231	1.356
Net realized and unrealized gain (loss)	(3.692)	(2.217)
Total from investment operations	(2.461)	(.861)
Distributions from net investment income	(1.239)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.679)	(1.369)
Net asset value, end of period	$ 43.63	$ 47.77
Total Return B, C	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,733	$ 4,880
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.235	1.370
Net realized and unrealized gain (loss)	(3.686)	(2.231)
Total from investment operations	(2.451)	(.861)
Distributions from net investment income	(1.239)	(1.229)
Distributions from net realized gain	(.440)	(.140)
Total distributions	(1.679)	(1.369)
Net asset value, end of period	$ 43.64	$ 47.77
Total Return B, C	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 184
Portfolio turnover rate	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.3
Fidelity Disciplined Equity Fund	4.3	4.4
Fidelity Equity-Income Fund	4.4	4.2
Fidelity Large Cap Core Enhanced Index Fund	6.9	6.8
Fidelity Series 100 Index Fund	5.1	5.0
Fidelity Series Broad Market Opportunities Fund	7.0	7.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	34.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.8	3.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.4
Fidelity Strategic Income Fund	1.3	1.5
	2.7	2.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.3
Fidelity Strategic Real Return Fund	7.3	7.0
Fidelity Total Bond Fund	21.9	22.4
	36.3	36.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.2	10.9
Fidelity Short-Term Bond Fund	11.4	10.9
	22.6	21.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	34.6%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.3%
Short-Term Funds	22.6%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	21.8%

Expected
Domestic Equity Funds	32.6%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.2%
Short-Term Funds	24.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 38.4%
	Shares	Value
Domestic Equity Funds - 34.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,540	$ 198,289
Fidelity Disciplined Equity Fund	10,969	206,433
Fidelity Equity-Income Fund	6,049	209,660
Fidelity Large Cap Core Enhanced Index Fund	47,387	330,287
Fidelity Series 100 Index Fund	34,397	247,655
Fidelity Series Broad Market Opportunities Fund	45,516	334,994
Fidelity Series Small Cap Opportunities Fund	19,777	137,058
TOTAL DOMESTIC EQUITY FUNDS		1,664,376
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,708	183,856
TOTAL EQUITY FUNDS (Cost $2,505,058)		1,848,232
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	8,947	66,836
Fidelity Strategic Income Fund	6,276	64,143
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,979

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund	31,791	$ 342,071
Fidelity Strategic Real Return Fund	44,879	352,749
Fidelity Total Bond Fund	103,523	1,053,865
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,748,685
TOTAL FIXED-INCOME FUNDS (Cost $1,952,094)		1,879,664
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	541,478	541,478
Fidelity Short-Term Bond Fund	67,071	547,296
TOTAL SHORT-TERM FUNDS (Cost $1,105,996)		1,088,774
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,563,148)		$ 4,816,670
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $123,548 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $322,305 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $5,563,148) - See accompanying schedule		$ 4,816,670
Receivable for investments sold		2
Total assets		4,816,672

Liabilities
Payable for investments purchased	$ 2
Distribution fees payable	314
Total liabilities		316

Net Assets		$ 4,816,356
Net Assets consist of:
Paid in capital		$ 6,156,335
Undistributed net investment income		1,783
Accumulated undistributed net realized gain (loss) on investments		(595,284)
Net unrealized appreciation (depreciation) on investments		(746,478)
Net Assets		$ 4,816,356
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($833,405 ÷ 19,466.4 shares)		$ 42.81

Maximum offering price per share (100/94.25 of $42.81)		$ 45.42
Class T: Net Asset Value and redemption price per share ($90,993 ÷ 2,124.4 shares)		$ 42.83

Maximum offering price per share (100/96.50 of $42.83)		$ 44.38

Class C: Net Asset Value and offering price per share ($130,656 ÷ 3,052.5 shares) A		$ 42.80

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,434,960 ÷ 80,218.5 shares)		$ 42.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($326,342 ÷ 7,620.5 shares)		$ 42.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 152,095

Expenses
Distribution fees	$ 5,422
Independent trustees' compensation	19
Total expenses before reductions	5,441
Expense reductions	(19)	5,422
Net investment income (loss)		146,673
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(568,784)
Capital gain distributions from underlying funds	34,499	(534,285)
Change in net unrealized appreciation (depreciation) on underlying funds		(337,001)
Net gain (loss)		(871,286)
Net increase (decrease) in net assets resulting from operations		$ (724,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,673	$ 108,858
Net realized gain (loss)	(534,285)	8,519
Change in net unrealized appreciation (depreciation)	(337,001)	(409,477)
Net increase (decrease) in net assets resulting from operations	(724,613)	(292,100)
Distributions to shareholders from net investment income	(148,470)	(105,276)
Distributions to shareholders from net realized gain	(55,239)	(8,128)
Total distributions	(203,709)	(113,404)
Share transactions - net increase (decrease)	(1,262,213)	7,412,395
Total increase (decrease) in net assets	(2,190,535)	7,006,891

Net Assets
Beginning of period	7,006,891	-
End of period (including undistributed net investment income of $1,783 and undistributed net investment income of $3,581, respectively)	$ 4,816,356	$ 7,006,891

Financial Highlights - Class A

Years ended July 31,

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.092	1.163
Net realized and unrealized gain (loss)	(4.138)	(2.454)
Total from investment operations	(3.046)	(1.291)
Distributions from net investment income	(1.124)	(1.119)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.604)	(1.249)
Net asset value, end of period	$ 42.81	$ 47.46
Total ReturnB,C,D	(6.06)%	(2.68)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	2.69%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833	$ 1,107
Portfolio turnover rate	51%	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.989	1.075
Net realized and unrealized gain (loss)	(4.128)	(2.483)
Total from investment operations	(3.139)	(1.408)
Distributions from net investment income	(1.011)	(1.002)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.491)	(1.132)
Net asset value, end of period	$ 42.83	$ 47.46
Total Return B, C, D	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 154
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.786	.836
Net realized and unrealized gain (loss)	(4.122)	(2.476)
Total from investment operations	(3.336)	(1.640)
Distributions from net investment income	(.794)	(.820)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.274)	(.950)
Net asset value, end of period	$ 42.80	$ 47.41
Total Return B, C, D	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 365
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.202	1.280
Net realized and unrealized gain (loss)	(4.138)	(2.469)
Total from investment operations	(2.936)	(1.189)
Distributions from net investment income	(1.224)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.704)	(1.351)
Net asset value, end of period	$ 42.82	$ 47.46
Total Return B, C	(5.81)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,435	$ 5,167
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.175	1.295
Net realized and unrealized gain (loss)	(4.121)	(2.474)
Total from investment operations	(2.946)	(1.179)
Distributions from net investment income	(1.224)	(1.221)
Distributions from net realized gain	(.480)	(.130)
Total distributions	(1.704)	(1.351)
Net asset value, end of period	$ 42.82	$ 47.47
Total Return B, C	(5.83)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 326	$ 214
Portfolio turnover rate	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.6	4.8
Fidelity Disciplined Equity Fund	4.8	4.9
Fidelity Equity-Income Fund	4.9	4.7
Fidelity Large Cap Core Enhanced Index Fund	7.7	7.6
Fidelity Series 100 Index Fund	5.7	5.6
Fidelity Series Broad Market Opportunities Fund	7.8	7.9
Fidelity Series Small Cap Opportunities Fund	3.2	3.2
	38.7	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.8
Fidelity Strategic Income Fund	1.7	1.9
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.8
Fidelity Strategic Real Return Fund	6.9	6.6
Fidelity Total Bond Fund	20.4	20.8
	33.9	34.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.5	9.3
Fidelity Short-Term Bond Fund	9.6	9.3
	19.1	18.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	19.1%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	18.6%

Expected
Domestic Equity Funds	37.1%
International Equity Funds	4.4%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.8%
Short-Term Funds	20.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,469	$ 120,823
Fidelity Disciplined Equity Fund	6,686	125,829
Fidelity Equity-Income Fund	3,678	127,462
Fidelity Large Cap Core Enhanced Index Fund	28,849	201,076
Fidelity Series 100 Index Fund	20,945	150,806
Fidelity Series Broad Market Opportunities Fund	27,669	203,647
Fidelity Series Small Cap Opportunities Fund	12,037	83,416
TOTAL DOMESTIC EQUITY FUNDS		1,013,059
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,556	124,893
TOTAL EQUITY FUNDS (Cost $1,325,074)		1,137,952
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,262	46,779
Fidelity Strategic Income Fund	4,416	45,131
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,910

	Shares	Value
Investment Grade Fixed-Income Funds - 33.9%
Fidelity Government Income Fund	16,103	$ 173,273
Fidelity Strategic Real Return Fund	22,763	178,914
Fidelity Total Bond Fund	52,393	533,358
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		885,545
TOTAL FIXED-INCOME FUNDS (Cost $987,333)		977,455
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Institutional Class	247,777	247,777
Fidelity Short-Term Bond Fund	30,694	250,459
TOTAL SHORT-TERM FUNDS (Cost $503,332)		498,236
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,815,739)		$ 2,613,643
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,778 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $89,873 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $2,815,739) - See accompanying schedule	$ 2,613,643

Liabilities
Distribution fees payable	352

Net Assets	$ 2,613,291
Net Assets consist of:
Paid in capital	$ 3,021,365
Undistributed net investment income	864
Accumulated undistributed net realized gain (loss) on investments	(206,842)
Net unrealized appreciation (depreciation) on investments	(202,096)
Net Assets	$ 2,613,291
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($502,193 ÷ 11,876.5 shares)	$ 42.28

Maximum offering price per share (100/94.25 of $42.28)	$ 44.86
Class T: Net Asset Value and redemption price per share ($171,238 ÷ 4,049.9 shares)	$ 42.28

Maximum offering price per share (100/96.50 of $42.28)	$ 43.81

Class C: Net Asset Value and offering price per share ($220,898 ÷ 5,226.9 shares) A	$ 42.26

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,624,133 ÷ 38,408.4 shares)	$ 42.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,829 ÷ 2,242.5 shares)	$ 42.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 70,116

Expenses
Distribution fees	$ 4,832
Independent trustees' compensation	9
Total expenses before reductions	4,841
Expense reductions	(9)	4,832
Net investment income (loss)		65,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(202,927)
Capital gain distributions from underlying funds	15,095	(187,832)
Change in net unrealized appreciation (depreciation) on underlying funds		(83,658)
Net gain (loss)		(271,490)
Net increase (decrease) in net assets resulting from operations		$ (206,206)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,284	$ 31,100
Net realized gain (loss)	(187,832)	6,278
Change in net unrealized appreciation (depreciation)	(83,658)	(118,438)
Net increase (decrease) in net assets resulting from operations	(206,206)	(81,060)
Distributions to shareholders from net investment income	(65,385)	(29,990)
Distributions to shareholders from net realized gain	(22,288)	(2,482)
Total distributions	(87,673)	(32,472)
Share transactions - net increase (decrease)	545,934	2,474,768
Total increase (decrease) in net assets	252,055	2,361,236

Net Assets
Beginning of period	2,361,236	-
End of period (including undistributed net investment income of $864 and undistributed net investment income of $1,110, respectively)	$ 2,613,291	$ 2,361,236

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.027	1.085
Net realized and unrealized gain (loss)	(4.465)	(2.692)
Total from investment operations	(3.438)	(1.607)
Distributions from net investment income	(1.032)	(1.113)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.392)	(1.283)
Net asset value, end of period	$ 42.28	$ 47.11
Total Return B, C, D	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 502	$ 503
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.926	.985
Net realized and unrealized gain (loss)	(4.460)	(2.707)
Total from investment operations	(3.534)	(1.722)
Distributions from net investment income	(.926)	(1.008)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.286)	(1.178)
Net asset value, end of period	$ 42.28	$ 47.10
Total Return B, C, D	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171	$ 187
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.736	.755
Net realized and unrealized gain (loss)	(4.471)	(2.699)
Total from investment operations	(3.735)	(1.944)
Distributions from net investment income	(.725)	(.806)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.085)	(.976)
Net asset value, end of period	$ 42.26	$ 47.08
Total Return B, C, D	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221	$ 275
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.125	1.190
Net realized and unrealized gain (loss)	(4.464)	(2.677)
Total from investment operations	(3.339)	(1.487)
Distributions from net investment income	(1.131)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.491)	(1.393)
Net asset value, end of period	$ 42.29	$ 47.12
Total Return B, C	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,624	$ 1,233
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.138	1.215
Net realized and unrealized gain (loss)	(4.477)	(2.702)
Total from investment operations	(3.339)	(1.487)
Distributions from net investment income	(1.131)	(1.223)
Distributions from net realized gain	(.360)	(.170)
Total distributions	(1.491)	(1.393)
Net asset value, end of period	$ 42.29	$ 47.12
Total Return B, C	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 163
Portfolio turnover rate	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Disciplined Equity Fund	5.2	5.2
Fidelity Equity-Income Fund	5.2	5.0
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.0
Fidelity Series 100 Index Fund	6.2	5.9
Fidelity Series Broad Market Opportunities Fund	8.4	8.4
Fidelity Series Small Cap Opportunities Fund	3.4	3.4
	41.5	40.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.6
Fidelity Strategic Real Return Fund	6.5	6.3
Fidelity Total Bond Fund	19.3	20.0
	32.1	32.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
	16.7	16.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.5%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.7%

Six months ago
Domestic Equity Funds	40.9%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.8%
Short-Term Funds	17.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,942	$ 139,616
Fidelity Disciplined Equity Fund	7,724	145,360
Fidelity Equity-Income Fund	4,257	147,536
Fidelity Large Cap Core Enhanced Index Fund	33,354	232,477
Fidelity Series 100 Index Fund	24,218	174,367
Fidelity Series Broad Market Opportunities Fund	32,049	235,880
Fidelity Series Small Cap Opportunities Fund	13,908	96,384
TOTAL DOMESTIC EQUITY FUNDS		1,171,620
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	5,808	159,191
TOTAL EQUITY FUNDS (Cost $1,821,485)		1,330,811
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	7,811	58,345
Fidelity Strategic Income Fund	5,490	56,104
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,449

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund	16,447	$ 176,972
Fidelity Strategic Real Return Fund	23,287	183,036
Fidelity Total Bond Fund	53,613	545,778
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		905,786
TOTAL FIXED-INCOME FUNDS (Cost $1,068,704)		1,020,235
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class	234,619	234,619
Fidelity Short-Term Bond Fund	29,058	237,111
TOTAL SHORT-TERM FUNDS (Cost $481,146)		471,730
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,371,335)		$ 2,822,776
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $64,025 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $429,623 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $3,371,335) - See accompanying schedule	$ 2,822,776

Liabilities
Distribution fees payable	125

Net Assets	$ 2,822,651
Net Assets consist of:
Paid in capital	$ 3,982,869
Undistributed net investment income	941
Accumulated undistributed net realized gain (loss) on investments	(612,600)
Net unrealized appreciation (depreciation) on investments	(548,559)
Net Assets	$ 2,822,651
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($122,219 ÷ 2,919.3 shares)	$ 41.87

Maximum offering price per share (100/94.25 of $41.87)	$ 44.42
Class T: Net Asset Value and redemption price per share ($111,844 ÷ 2,671.9 shares)	$ 41.86

Maximum offering price per share (100/96.50 of $41.86)	$ 43.38

Class C: Net Asset Value and offering price per share ($69,026 ÷ 1,648.9 shares)A	$ 41.86

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,353,135 ÷ 56,204.6 shares)	$ 41.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($166,427 ÷ 3,975.5 shares)	$ 41.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 99,110

Expenses
Distribution fees	$ 2,036
Independent trustees' compensation	13
Tax expense	361
Total expenses before reductions	2,410
Expense reductions	(13)	2,397
Net investment income (loss)		96,713
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(602,600)
Capital gain distributions from underlying funds	21,178	(581,422)
Change in net unrealized appreciation (depreciation) on underlying funds		(193,067)
Net gain (loss)		(774,489)
Net increase (decrease) in net assets resulting from operations		$ (677,776)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,713	$ 85,480
Net realized gain (loss)	(581,422)	18,940
Change in net unrealized appreciation (depreciation)	(193,067)	(355,492)
Net increase (decrease) in net assets resulting from operations	(677,776)	(251,072)
Distributions to shareholders from net investment income	(98,247)	(83,005)
Distributions to shareholders from net realized gain	(36,959)	(9,092)
Total distributions	(135,206)	(92,097)
Share transactions - net increase (decrease)	(1,903,231)	5,882,033
Total increase (decrease) in net assets	(2,716,213)	5,538,864

Net Assets
Beginning of period	5,538,864	-
End of period (including undistributed net investment income of $941 and undistributed net investment income of $2,475, respectively)	$ 2,822,651	$ 5,538,864

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.035	1.087
Net realized and unrealized gain (loss)	(4.739)	(2.853)
Total from investment operations	(3.704)	(1.766)
Distributions from net investment income	(1.056)	(1.014)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.476)	(1.184)
Net asset value, end of period	$ 41.87	$ 47.05
Total Return B, C, D	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26%	.25% A
Expenses net of fee waivers, if any	.26%	.25% A
Expenses net of all reductions	.26%	.25% A
Net investment income (loss)	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 289
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.933	.982
Net realized and unrealized gain (loss)	(4.736)	(2.862)
Total from investment operations	(3.803)	(1.880)
Distributions from net investment income	(.957)	(.910)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.377)	(1.080)
Net asset value, end of period	$ 41.86	$ 47.04
Total Return B, C, D	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%	.50% A
Expenses net of fee waivers, if any	.51%	.50% A
Expenses net of all reductions	.51%	.50% A
Net investment income (loss)	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 187
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.737	.760
Net realized and unrealized gain (loss)	(4.745)	(2.860)
Total from investment operations	(4.008)	(2.100)
Distributions from net investment income	(.752)	(.690)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.172)	(.860)
Net asset value, end of period	$ 41.86	$ 47.04
Total Return B, C, D	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%	1.00% A
Expenses net of fee waivers, if any	1.01%	1.00% A
Expenses net of all reductions	1.01%	1.00% A
Net investment income (loss)	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 120
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.144	1.190
Net realized and unrealized gain (loss)	(4.752)	(2.836)
Total from investment operations	(3.608)	(1.646)
Distributions from net investment income	(1.162)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.582)	(1.294)
Net asset value, end of period	$ 41.87	$ 47.06
Total Return B, C	(7.30)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,353	$ 4,666
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.131	1.208
Net realized and unrealized gain (loss)	(4.749)	(2.854)
Total from investment operations	(3.618)	(1.646)
Distributions from net investment income	(1.162)	(1.124)
Distributions from net realized gain	(.420)	(.170)
Total distributions	(1.582)	(1.294)
Net asset value, end of period	$ 41.86	$ 47.06
Total Return B, C	(7.33)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166	$ 277
Portfolio turnover rate	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.4	5.4
Fidelity Equity-Income Fund	5.4	5.1
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.3
Fidelity Series 100 Index Fund	6.4	6.1
Fidelity Series Broad Market Opportunities Fund	8.7	8.8
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	43.3	42.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.2
Fidelity Strategic Income Fund	2.2	2.3
	4.5	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.3
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	18.3	19.1
	30.4	31.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.6	7.7
Fidelity Short-Term Bond Fund	7.7	7.7
	15.3	15.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.3%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.3%

Six months ago
Domestic Equity Funds	42.5%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	31.4%
Short-Term Funds	15.4%

Expected
Domestic Equity Funds	42.3%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,299	$ 67,615
Fidelity Disciplined Equity Fund	3,742	70,417
Fidelity Equity-Income Fund	2,058	71,314
Fidelity Large Cap Core Enhanced Index Fund	16,162	112,648
Fidelity Series 100 Index Fund	11,720	84,381
Fidelity Series Broad Market Opportunities Fund	15,499	114,075
Fidelity Series Small Cap Opportunities Fund	6,736	46,681
TOTAL DOMESTIC EQUITY FUNDS		567,131
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,098	84,903
TOTAL EQUITY FUNDS (Cost $855,072)		652,034
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	3,982	29,745
Fidelity Strategic Income Fund	2,793	28,546
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,291

	Shares	Value
Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund	7,247	$ 77,977
Fidelity Strategic Real Return Fund	10,234	80,440
Fidelity Total Bond Fund	23,560	239,846
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		398,263
TOTAL FIXED-INCOME FUNDS (Cost $473,948)		456,554
Short-Term Funds - 15.3%

Fidelity Institutional Money Market Portfolio Institutional Class	99,656	99,656
Fidelity Short-Term Bond Fund	12,331	100,618
TOTAL SHORT-TERM FUNDS (Cost $203,460)		200,274
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,532,480)		$ 1,308,862
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,801 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $68,767 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,532,480) - See accompanying schedule	$ 1,308,862
Cash	72
Total assets	1,308,934

Liabilities
Distribution fees payable	206

Net Assets	$ 1,308,728
Net Assets consist of:
Paid in capital	$ 1,642,905
Undistributed net investment income	399
Accumulated undistributed net realized gain (loss) on investments	(110,958)
Net unrealized appreciation (depreciation) on investments	(223,618)
Net Assets	$ 1,308,728
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($287,120 ÷ 6,921.8 shares)	$ 41.48

Maximum offering price per share (100/94.25 of $41.48)	$ 44.01
Class T: Net Asset Value and redemption price per share ($69,054 ÷ 1,664.6 shares)	$ 41.48

Maximum offering price per share (100/96.50 of $41.48)	$ 42.98

Class C: Net Asset Value and offering price per share ($147,436 ÷ 3,556.6 shares)A	$ 41.45

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($748,561 ÷ 18,043.1 shares)	$ 41.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,557 ÷ 1,363.4 shares)	$ 41.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 37,033

Expenses
Distribution fees	$ 2,997
Independent trustees' compensation	5
Total expenses before reductions	3,002
Expense reductions	(5)	2,997
Net investment income (loss)		34,036
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(102,346)
Capital gain distributions from underlying funds	7,577	(94,769)
Change in net unrealized appreciation (depreciation) on underlying funds		(134,829)
Net gain (loss)		(229,598)
Net increase (decrease) in net assets resulting from operations		$ (195,562)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,036	$ 21,776
Net realized gain (loss)	(94,769)	3,597
Change in net unrealized appreciation (depreciation)	(134,829)	(88,789)
Net increase (decrease) in net assets resulting from operations	(195,562)	(63,416)
Distributions to shareholders from net investment income	(34,212)	(21,201)
Distributions to shareholders from net realized gain	(15,755)	(2,896)
Total distributions	(49,967)	(24,097)
Share transactions - net increase (decrease)	128,867	1,512,903
Total increase (decrease) in net assets	(116,662)	1,425,390

Net Assets
Beginning of period	1,425,390	-
End of period (including undistributed net investment income of $399 and undistributed net investment income of $575, respectively)	$ 1,308,728	$ 1,425,390

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.014	1.063
Net realized and unrealized gain (loss)	(5.004)	(2.884)
Total from investment operations	(3.990)	(1.821)
Distributions from net investment income	(1.020)	(1.039)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.500)	(1.209)
Net asset value, end of period	$ 41.48	$ 46.97
Total Return B, C, D	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287	$ 286
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.919	.966
Net realized and unrealized gain (loss)	(5.010)	(2.903)
Total from investment operations	(4.091)	(1.937)
Distributions from net investment income	(.919)	(.923)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.399)	(1.093)
Net asset value, end of period	$ 41.48	$ 46.97
Total Return B, C, D	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 96
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.726	.728
Net realized and unrealized gain (loss)	(5.005)	(2.903)
Total from investment operations	(4.279)	(2.175)
Distributions from net investment income	(.721)	(.725)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.201)	(.895)
Net asset value, end of period	$ 41.45	$ 46.93
Total Return B, C, D	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147	$ 233
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.118	1.166
Net realized and unrealized gain (loss)	(5.011)	(2.868)
Total from investment operations	(3.893)	(1.702)
Distributions from net investment income	(1.117)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.597)	(1.318)
Net asset value, end of period	$ 41.49	$ 46.98
Total Return B, C	(7.87)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 749	$ 714
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.119	1.194
Net realized and unrealized gain (loss)	(5.022)	(2.896)
Total from investment operations	(3.903)	(1.702)
Distributions from net investment income	(1.117)	(1.148)
Distributions from net realized gain	(.480)	(.170)
Total distributions	(1.597)	(1.318)
Net asset value, end of period	$ 41.48	$ 46.98
Total Return B, C	(7.89)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 97
Portfolio turnover rate	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.5	5.6
Fidelity Equity-Income Fund	5.6	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.9	8.6
Fidelity Series 100 Index Fund	6.6	6.3
Fidelity Series Broad Market Opportunities Fund	9.0	9.0
Fidelity Series Small Cap Opportunities Fund	3.7	3.7
	44.6	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	6.0
Fidelity Strategic Real Return Fund	6.0	5.8
Fidelity Total Bond Fund	17.7	18.4
	29.4	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	7.0
Fidelity Short-Term Bond Fund	7.0	6.9
	13.9	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.6%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.4%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.1%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	43.7%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,011	$ 38,422
Fidelity Disciplined Equity Fund	2,120	39,898
Fidelity Equity-Income Fund	1,168	40,475
Fidelity Large Cap Core Enhanced Index Fund	9,151	63,781
Fidelity Series 100 Index Fund	6,629	47,728
Fidelity Series Broad Market Opportunities Fund	8,821	64,925
Fidelity Series Small Cap Opportunities Fund	3,833	26,565
TOTAL DOMESTIC EQUITY FUNDS		321,794
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	1,912	52,407
TOTAL EQUITY FUNDS (Cost $529,035)		374,201
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	2,351	17,559
Fidelity Strategic Income Fund	1,651	16,877
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,436

	Shares	Value
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund	3,842	$ 41,336
Fidelity Strategic Real Return Fund	5,447	42,811
Fidelity Total Bond Fund	12,531	127,569
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		211,716
TOTAL FIXED-INCOME FUNDS (Cost $258,238)		246,152
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	49,566	49,566
Fidelity Short-Term Bond Fund	6,189	50,505
TOTAL SHORT-TERM FUNDS (Cost $102,446)		100,071
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $889,719)		$ 720,424
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $209,184 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $889,719) - See accompanying schedule	$ 720,424

Liabilities
Distribution fees payable	189

Net Assets	$ 720,235
Net Assets consist of:
Paid in capital	$ 1,114,131
Undistributed net investment income	329
Accumulated undistributed net realized gain (loss) on investments	(224,930)
Net unrealized appreciation (depreciation) on investments	(169,295)
Net Assets	$ 720,235

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,758 ÷ 1,678.3 shares)	$ 40.97

Maximum offering price per share (100/94.25 of $40.97)	$ 43.47
Class T: Net Asset Value and redemption price per share ($55,466 ÷ 1,353.8 shares)	$ 40.97

Maximum offering price per share (100/96.50 of $40.97)	$ 42.45

Class C: Net Asset Value and offering price per share ($183,220 ÷ 4,474.7 shares)A	$ 40.95

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($356,778 ÷ 8,708.4 shares)	$ 40.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,013 ÷ 1,367.2 shares)	$ 40.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 30,350

Expenses
Distribution fees	$ 3,487
Independent trustees' compensation	4
Total expenses before reductions	3,491
Expense reductions	(4)	3,487
Net investment income (loss)		26,863
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(222,450)
Capital gain distributions from underlying funds	6,504	(215,946)
Change in net unrealized appreciation (depreciation) on underlying funds		(62,196)
Net gain (loss)		(278,142)
Net increase (decrease) in net assets resulting from operations		$ (251,279)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,863	$ 22,652
Net realized gain (loss)	(215,946)	14,367
Change in net unrealized appreciation (depreciation)	(62,196)	(107,099)
Net increase (decrease) in net assets resulting from operations	(251,279)	(70,080)
Distributions to shareholders from net investment income	(27,271)	(22,051)
Distributions to shareholders from net realized gain	(19,439)	(3,706)
Total distributions	(46,710)	(25,757)
Share transactions - net increase (decrease)	(573,294)	1,687,355
Total increase (decrease) in net assets	(871,283)	1,591,518

Net Assets
Beginning of period	1,591,518	-
End of period (including undistributed net investment income of $329 and undistributed net investment income of $600, respectively)	$ 720,235	$ 1,591,518

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.042	1.076
Net realized and unrealized gain (loss)	(5.184)	(3.105)
Total from investment operations	(4.142)	(2.029)
Distributions from net investment income	(1.028)	(1.031)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.648)	(1.211)
Net asset value, end of period	$ 40.97	$ 46.76
Total Return B, C, D	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 131
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.944	.966
Net realized and unrealized gain (loss)	(5.184)	(3.110)
Total from investment operations	(4.240)	(2.144)
Distributions from net investment income	(.930)	(.916)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.550)	(1.096)
Net asset value, end of period	$ 40.97	$ 46.76
Total Return B, C, D	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.757	.723
Net realized and unrealized gain (loss)	(5.183)	(3.090)
Total from investment operations	(4.426)	(2.367)
Distributions from net investment income	(.724)	(.733)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.344)	(.913)
Net asset value, end of period	$ 40.95	$ 46.72
Total Return B, C, D	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 485
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.138	1.168
Net realized and unrealized gain (loss)	(5.190)	(3.079)
Total from investment operations	(4.052)	(1.911)
Distributions from net investment income	(1.128)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.748)	(1.319)
Net asset value, end of period	$ 40.97	$ 46.77
Total Return B, C	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 783
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.136	1.196
Net realized and unrealized gain (loss)	(5.188)	(3.107)
Total from investment operations	(4.052)	(1.911)
Distributions from net investment income	(1.128)	(1.139)
Distributions from net realized gain	(.620)	(.180)
Total distributions	(1.748)	(1.319)
Net asset value, end of period	$ 40.97	$ 46.77
Total Return B, C	(8.34)%	(3.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 96
Portfolio turnover rate	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.6
Fidelity Disciplined Equity Fund	5.7	5.7
Fidelity Equity-Income Fund	5.7	5.4
Fidelity Large Cap Core Enhanced Index Fund	9.1	8.8
Fidelity Series 100 Index Fund	6.8	6.4
Fidelity Series Broad Market Opportunities Fund	9.2	9.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
	45.7	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.8
Fidelity Strategic Real Return Fund	5.8	5.6
Fidelity Total Bond Fund	17.1	17.7
	28.4	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.4	6.6
Fidelity Short-Term Bond Fund	6.4	6.5
	12.8	13.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.1%

Expected
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	27,169	$ 346,672
Fidelity Disciplined Equity Fund	19,183	361,024
Fidelity Equity-Income Fund	10,566	366,223
Fidelity Large Cap Core Enhanced Index Fund	82,823	577,275
Fidelity Series 100 Index Fund	60,114	432,821
Fidelity Series Broad Market Opportunities Fund	79,637	586,130
Fidelity Series Small Cap Opportunities Fund	34,550	239,433
TOTAL DOMESTIC EQUITY FUNDS		2,909,578
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	18,786	514,920
TOTAL EQUITY FUNDS (Cost $4,440,298)		3,424,498
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	21,925	163,779
Fidelity Strategic Income Fund	15,421	157,600
TOTAL HIGH YIELD FIXED-INCOME FUNDS		321,379

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	32,789	$ 352,808
Fidelity Strategic Real Return Fund	46,529	365,716
Fidelity Total Bond Fund	107,099	1,090,270
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,808,794
TOTAL FIXED-INCOME FUNDS (Cost $2,219,448)		2,130,173
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	406,138	406,138
Fidelity Short-Term Bond Fund	50,306	410,495
TOTAL SHORT-TERM FUNDS (Cost $829,276)		816,633
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,489,022)		$ 6,371,304
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $7,815 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $304,780 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $7,489,022) - See accompanying schedule		$ 6,371,304
Cash		1
Receivable for investments sold		1
Receivable for fund shares sold		261
Total assets		6,371,567

Liabilities
Payable for investments purchased	$ 12
Payable for fund shares redeemed	247
Distribution fees payable	251
Total liabilities		510

Net Assets		$ 6,371,057
Net Assets consist of:
Paid in capital		$ 7,960,708
Undistributed net investment income		1,955
Accumulated undistributed net realized gain (loss) on investments		(473,888)
Net unrealized appreciation (depreciation) on investments		(1,117,718)
Net Assets		$ 6,371,057

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($278,329 ÷ 6,762.1 shares)		$ 41.16

Maximum offering price per share (100/94.25 of $41.16)		$ 43.67
Class T: Net Asset Value and redemption price per share ($310,890 ÷ 7,552.6 shares)		$ 41.16

Maximum offering price per share (100/96.50 of $41.16)		$ 42.65

Class C: Net Asset Value and offering price per share ($85,606 ÷ 2,079.9 shares)A		$ 41.16

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,640,541 ÷ 137,018.6 shares)		$ 41.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,691 ÷ 1,352.8 shares)		$ 41.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 183,750

Expenses
Distribution fees	$ 3,986
Independent trustees' compensation	23
Total expenses before reductions	4,009
Expense reductions	(23)	3,986
Net investment income (loss)		179,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(439,652)
Capital gain distributions from underlying funds	36,926	(402,726)
Change in net unrealized appreciation (depreciation) on underlying funds		(709,389)
Net gain (loss)		(1,112,115)
Net increase (decrease) in net assets resulting from operations		$ (932,351)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 179,764	$ 81,571
Net realized gain (loss)	(402,726)	2,561
Change in net unrealized appreciation (depreciation)	(709,389)	(408,329)
Net increase (decrease) in net assets resulting from operations	(932,351)	(324,197)
Distributions to shareholders from net investment income	(180,965)	(78,416)
Distributions to shareholders from net realized gain	(58,901)	(8,604)
Total distributions	(239,866)	(87,020)
Share transactions - net increase (decrease)	252,701	7,701,790
Total increase (decrease) in net assets	(919,516)	7,290,573

Net Assets
Beginning of period	7,290,573	-
End of period (including undistributed net investment income of $1,955 and undistributed net investment income of $3,156, respectively)	$ 6,371,057	$ 7,290,573

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	1.000	.966
Net realized and unrealized gain (loss)	(5.341)	(3.085)
Total from investment operations	(4.341)	(2.119)
Distributions from net investment income	(.979)	(.911)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.309)	(1.071)
Net asset value, end of period	$ 41.16	$ 46.81
Total Return B, C, D	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 371
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.905	.847
Net realized and unrealized gain (loss)	(5.340)	(3.079)
Total from investment operations	(4.435)	(2.232)
Distributions from net investment income	(.875)	(.808)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.205)	(.968)
Net asset value, end of period	$ 41.16	$ 46.80
Total Return B, C, D	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311	$ 606
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.711	.639
Net realized and unrealized gain (loss)	(5.333)	(3.104)
Total from investment operations	(4.622)	(2.465)
Distributions from net investment income	(.678)	(.585)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.008)	(.745)
Net asset value, end of period	$ 41.16	$ 46.79
Total Return B, C, D	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 150
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.087	1.067
Net realized and unrealized gain (loss)	(5.330)	(3.072)
Total from investment operations	(4.243)	(2.005)
Distributions from net investment income	(1.077)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.407)	(1.175)
Net asset value, end of period	$ 41.17	$ 46.82
Total Return B, C	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,641	$ 6,068
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.097	1.101
Net realized and unrealized gain (loss)	(5.340)	(3.106)
Total from investment operations	(4.243)	(2.005)
Distributions from net investment income	(1.077)	(1.015)
Distributions from net realized gain	(.330)	(.160)
Total distributions	(1.407)	(1.175)
Net asset value, end of period	$ 41.17	$ 46.82
Total Return B, C	(8.69)%	(4.14)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 96
Portfolio turnover rate	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.7
Fidelity Disciplined Equity Fund	5.8	5.8
Fidelity Equity-Income Fund	5.8	5.5
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.0
Fidelity Series 100 Index Fund	6.9	6.5
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
	46.4	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.3	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.7
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	17.3
	27.5	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.9	6.0
Fidelity Short-Term Bond Fund	6.0	5.9
	11.9	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	45.7%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.3%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	2,878	$ 36,729
Fidelity Disciplined Equity Fund	2,031	38,226
Fidelity Equity-Income Fund	1,119	38,774
Fidelity Large Cap Core Enhanced Index Fund	8,769	61,122
Fidelity Series 100 Index Fund	6,356	45,763
Fidelity Series Broad Market Opportunities Fund	8,421	61,979
Fidelity Series Small Cap Opportunities Fund	3,663	25,386
TOTAL DOMESTIC EQUITY FUNDS		307,979
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,150	58,935
TOTAL EQUITY FUNDS (Cost $478,378)		366,914
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,399	17,918
Fidelity Strategic Income Fund	1,682	17,195
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,113

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	3,313	$ 35,646
Fidelity Strategic Real Return Fund	4,689	36,852
Fidelity Total Bond Fund	10,800	109,948
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		182,446
TOTAL FIXED-INCOME FUNDS (Cost $227,049)		217,559
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class	39,053	39,053
Fidelity Short-Term Bond Fund	4,839	39,485
TOTAL SHORT-TERM FUNDS (Cost $79,336)		78,538
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $784,763)		$ 663,011
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $39,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $784,763) - See accompanying schedule	$ 663,011

Liabilities
Distribution fees payable	184

Net Assets	$ 662,827
Net Assets consist of:
Paid in capital	$ 935,636
Undistributed net investment income	180
Accumulated undistributed net realized gain (loss) on investments	(151,237)
Net unrealized appreciation (depreciation) on investments	(121,752)
Net Assets	$ 662,827

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,122 ÷ 1,354.7 shares)	$ 40.69

Maximum offering price per share (100/94.25 of $40.69)	$ 43.17
Class T: Net Asset Value and redemption price per share ($71,403 ÷ 1,755.0 shares)	$ 40.69

Maximum offering price per share (100/96.50 of $40.69)	$ 42.17

Class C: Net Asset Value and offering price per share ($177,530 ÷ 4,365.0 shares)A	$ 40.67

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($303,382 ÷ 7,456.8 shares)	$ 40.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,390 ÷ 1,361.4 shares)	$ 40.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 21,916

Expenses
Distribution fees	$ 2,694
Independent trustees' compensation	3
Total expenses before reductions	2,697
Expense reductions	(3)	2,694
Net investment income (loss)		19,222
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(151,186)
Capital gain distributions from underlying funds	4,199	(146,987)
Change in net unrealized appreciation (depreciation) on underlying funds		(39,917)
Net gain (loss)		(186,904)
Net increase (decrease) in net assets resulting from operations		$ (167,682)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,222	$ 14,848
Net realized gain (loss)	(146,987)	11,266
Change in net unrealized appreciation (depreciation)	(39,917)	(81,835)
Net increase (decrease) in net assets resulting from operations	(167,682)	(55,721)
Distributions to shareholders from net investment income	(19,606)	(14,428)
Distributions to shareholders from net realized gain	(12,578)	(2,528)
Total distributions	(32,184)	(16,956)
Share transactions - net increase (decrease)	(373,887)	1,309,257
Total increase (decrease) in net assets	(573,753)	1,236,580

Net Assets
Beginning of period	1,236,580	-
End of period (including undistributed net investment income of $180 and undistributed net investment income of $545, respectively)	$ 662,827	$ 1,236,580

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.978	1.034
Net realized and unrealized gain (loss)	(5.404)	(3.239)
Total from investment operations	(4.426)	(2.205)
Distributions from net investment income	(1.004)	(.995)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.494)	(1.185)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C, D	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 95
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.881	.920
Net realized and unrealized gain (loss)	(5.402)	(3.234)
Total from investment operations	(4.521)	(2.314)
Distributions from net investment income	(.909)	(.886)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.399)	(1.076)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C, D	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 95
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.693	.682
Net realized and unrealized gain (loss)	(5.400)	(3.227)
Total from investment operations	(4.707)	(2.545)
Distributions from net investment income	(.713)	(.685)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.203)	(.875)
Net asset value, end of period	$ 40.67	$ 46.58
Total Return B, C, D	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 297
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.101	1.117
Net realized and unrealized gain (loss)	(5.429)	(3.209)
Total from investment operations	(4.328)	(2.092)
Distributions from net investment income	(1.102)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.592)	(1.298)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303	$ 653
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.074	1.149
Net realized and unrealized gain (loss)	(5.402)	(3.241)
Total from investment operations	(4.328)	(2.092)
Distributions from net investment income	(1.102)	(1.108)
Distributions from net realized gain	(.490)	(.190)
Total distributions	(1.592)	(1.298)
Net asset value, end of period	$ 40.69	$ 46.61
Total Return B, C	(8.99)%	(4.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.9	5.9
Fidelity Equity-Income Fund	5.9	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.1
Fidelity Series 100 Index Fund	7.0	6.6
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	3.9	3.9
	47.2	46.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.8	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.5	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.7
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.3	17.3
	27.1	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.0
Fidelity Short-Term Bond Fund	5.2	5.2
	10.4	10.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.2%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,160	$ 91,359
Fidelity Disciplined Equity Fund	5,049	95,030
Fidelity Equity-Income Fund	2,772	96,061
Fidelity Large Cap Core Enhanced Index Fund	21,861	152,369
Fidelity Series 100 Index Fund	15,874	114,294
Fidelity Series Broad Market Opportunities Fund	20,878	153,663
Fidelity Series Small Cap Opportunities Fund	9,039	62,639
TOTAL DOMESTIC EQUITY FUNDS		765,415
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,814	159,359
TOTAL EQUITY FUNDS (Cost $1,067,785)		924,774
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	6,143	45,890
Fidelity Strategic Income Fund	4,361	44,569
TOTAL HIGH YIELD FIXED-INCOME FUNDS		90,459

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	8,067	$ 86,800
Fidelity Strategic Real Return Fund	11,249	88,419
Fidelity Total Bond Fund	25,985	264,529
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		439,748
TOTAL FIXED-INCOME FUNDS (Cost $532,375)		530,207
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class	83,891	83,891
Fidelity Short-Term Bond Fund	10,386	84,750
TOTAL SHORT-TERM FUNDS (Cost $169,354)		168,641
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,769,514)		$ 1,623,622
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,927 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $154,079 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,769,514) - See accompanying schedule	$ 1,623,622

Liabilities
Distribution fees payable	96

Net Assets	$ 1,623,526
Net Assets consist of:
Paid in capital	$ 1,978,041
Undistributed net investment income	494
Accumulated undistributed net realized gain (loss) on investments	(209,117)
Net unrealized appreciation (depreciation) on investments	(145,892)
Net Assets	$ 1,623,526

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($182,988 ÷ 4,550.7 shares)	$ 40.21

Maximum offering price per share (100/94.25 of $40.21)	$ 42.66
Class T: Net Asset Value and redemption price per share ($54,474 ÷ 1,354.4 shares)	$ 40.22

Maximum offering price per share (100/96.50 of $40.22)	$ 41.68

Class C: Net Asset Value and offering price per share ($45,605 ÷ 1,133.7 shares)A	$ 40.23

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,285,448 ÷ 31,962.6 shares)	$ 40.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,011 ÷ 1,367.8 shares)	$ 40.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 27,839

Expenses
Distribution fees	$ 1,718
Independent trustees' compensation	4
Total expenses before reductions	1,722
Expense reductions	(4)	1,718
Net investment income (loss)		26,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(205,929)
Capital gain distributions from underlying funds	5,015	(200,914)
Change in net unrealized appreciation (depreciation) on underlying funds		(11,017)
Net gain (loss)		(211,931)
Net increase (decrease) in net assets resulting from operations		$ (185,810)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,121	$ 23,924
Net realized gain (loss)	(200,914)	16,931
Change in net unrealized appreciation (depreciation)	(11,017)	(134,875)
Net increase (decrease) in net assets resulting from operations	(185,810)	(94,020)
Distributions to shareholders from net investment income	(25,993)	(23,370)
Distributions to shareholders from net realized gain	(19,364)	(4,420)
Total distributions	(45,357)	(27,790)
Share transactions - net increase (decrease)	436,283	1,540,220
Total increase (decrease) in net assets	205,116	1,418,410

Net Assets
Beginning of period	1,418,410	-
End of period (including undistributed net investment income of $494 and undistributed net investment income of $555, respectively)	$ 1,623,526	$ 1,418,410

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.930	1.019
Net realized and unrealized gain (loss)	(5.570)	(3.322)
Total from investment operations	(4.640)	(2.303)
Distributions from net investment income	(.960)	(.987)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.670)	(1.177)
Net asset value, end of period	$ 40.21	$ 46.52
Total Return B, C, D	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 402
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.821	.918
Net realized and unrealized gain (loss)	(5.548)	(3.339)
Total from investment operations	(4.727)	(2.421)
Distributions from net investment income	(.863)	(.869)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.573)	(1.059)
Net asset value, end of period	$ 40.22	$ 46.52
Total Return B, C, D	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.690
Net realized and unrealized gain (loss)	(5.532)	(3.342)
Total from investment operations	(4.908)	(2.652)
Distributions from net investment income	(.662)	(.648)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.372)	(.838)
Net asset value, end of period	$ 40.23	$ 46.51
Total Return B, C, D	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 95
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.014	1.122
Net realized and unrealized gain (loss)	(5.557)	(3.310)
Total from investment operations	(4.543)	(2.188)
Distributions from net investment income	(1.057)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.767)	(1.282)
Net asset value, end of period	$ 40.22	$ 46.53
Total Return B, C	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285	$ 731
Portfolio turnover rate	82%	23% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.009	1.147
Net realized and unrealized gain (loss)	(5.552)	(3.335)
Total from investment operations	(4.543)	(2.188)
Distributions from net investment income	(1.057)	(1.092)
Distributions from net realized gain	(.710)	(.190)
Total distributions	(1.767)	(1.282)
Net asset value, end of period	$ 40.22	$ 46.53
Total Return B, C	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 96
Portfolio turnover rate	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.9
Fidelity Disciplined Equity Fund	6.0	6.0
Fidelity Equity-Income Fund	6.1	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.3
Fidelity Series 100 Index Fund	7.1	6.8
Fidelity Series Broad Market Opportunities Fund	9.7	9.7
Fidelity Series Small Cap Opportunities Fund	4.0	3.9
	48.1	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.6	10.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	2.8	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	16.7
	26.2	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.6	4.5
Fidelity Short-Term Bond Fund	4.7	4.5
	9.3	9.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.1%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	9.0%

Expected
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,514	$ 108,642
Fidelity Disciplined Equity Fund	6,001	112,938
Fidelity Equity-Income Fund	3,311	114,744
Fidelity Large Cap Core Enhanced Index Fund	25,934	180,759
Fidelity Series 100 Index Fund	18,806	135,401
Fidelity Series Broad Market Opportunities Fund	24,947	183,609
Fidelity Series Small Cap Opportunities Fund	10,824	75,008
TOTAL DOMESTIC EQUITY FUNDS		911,101
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class	7,340	201,179
TOTAL EQUITY FUNDS (Cost $1,288,037)		1,112,280
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	7,505	56,065
Fidelity Strategic Income Fund	5,254	53,698
TOTAL HIGH YIELD FIXED-INCOME FUNDS		109,763

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	9,006	$ 96,908
Fidelity Strategic Real Return Fund	12,760	100,293
Fidelity Total Bond Fund	29,457	299,872
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		497,073
TOTAL FIXED-INCOME FUNDS (Cost $607,245)		606,836
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Institutional Class	87,280	87,280
Fidelity Short-Term Bond Fund	10,814	88,242
TOTAL SHORT-TERM FUNDS (Cost $176,756)		175,522
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,072,038)		$ 1,894,638
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $21,630 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $2,072,038) - See accompanying schedule		$ 1,894,638
Receivable for investments sold		8,056
Total assets		1,902,694

Liabilities
Payable for investments purchased	$ 69
Payable for fund shares redeemed	8,055
Distribution fees payable	77
Total liabilities		8,201

Net Assets		$ 1,894,493
Net Assets consist of:
Paid in capital		$ 2,130,080
Undistributed net investment income		550
Accumulated undistributed net realized gain (loss) on investments		(58,737)
Net unrealized appreciation (depreciation) on investments		(177,400)
Net Assets		$ 1,894,493

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,076 ÷ 1,565.7 shares)		$ 40.29

Maximum offering price per share (100/94.25 of $40.29)		$ 42.75
Class T: Net Asset Value and redemption price per share ($53,969 ÷ 1,339.5 shares)		$ 40.29

Maximum offering price per share (100/96.50 of $40.29)		$ 41.75

Class C: Net Asset Value and offering price per share ($41,286 ÷ 1,024.4 shares)A		$ 40.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,628,187 ÷ 40,420.6 shares)		$ 40.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,975 ÷ 2,680.3 shares)		$ 40.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 41,863

Expenses
Distribution fees	$ 1,414
Independent trustees' compensation	5
Tax expense	138
Total expenses before reductions	1,557
Expense reductions	(5)	1,552
Net investment income (loss)		40,311
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(62,034)
Capital gain distributions from underlying funds	7,003	(55,031)
Change in net unrealized appreciation (depreciation) on underlying funds		(101,047)
Net gain (loss)		(156,078)
Net increase (decrease) in net assets resulting from operations		$ (115,767)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,311	$ 15,943
Net realized gain (loss)	(55,031)	12,403
Change in net unrealized appreciation (depreciation)	(101,047)	(76,353)
Net increase (decrease) in net assets resulting from operations	(115,767)	(48,007)
Distributions to shareholders from net investment income	(40,128)	(15,577)
Distributions to shareholders from net realized gain	(12,077)	(2,963)
Total distributions	(52,205)	(18,540)
Share transactions - net increase (decrease)	1,087,959	1,041,053
Total increase (decrease) in net assets	919,987	974,506

Net Assets
Beginning of period	974,506	-
End of period (including undistributed net investment income of $550 and undistributed net investment income of $367, respectively)	$ 1,894,493	$ 974,506

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.923	.994
Net realized and unrealized gain (loss)	(5.753)	(3.438)
Total from investment operations	(4.830)	(2.444)
Distributions from net investment income	(.890)	(.956)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.280)	(1.156)
Net asset value, end of period	$ 40.29	$ 46.40
Total Return B, C, D	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26%	.25% A
Expenses net of fee waivers, if any	.26%	.25% A
Expenses net of all reductions	.26%	.25% A
Net investment income (loss)	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 138
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.828	.875
Net realized and unrealized gain (loss)	(5.757)	(3.431)
Total from investment operations	(4.929)	(2.556)
Distributions from net investment income	(.791)	(.844)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.181)	(1.044)
Net asset value, end of period	$ 40.29	$ 46.40
Total Return B, C, D	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%	.50% A
Expenses net of fee waivers, if any	.51%	.50% A
Expenses net of all reductions	.51%	.50% A
Net investment income (loss)	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.631	.658
Net realized and unrealized gain (loss)	(5.740)	(3.448)
Total from investment operations	(5.109)	(2.790)
Distributions from net investment income	(.591)	(.620)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(.981)	(.820)
Net asset value, end of period	$ 40.30	$ 46.39
Total Return B, C, D	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%	1.00% A
Expenses net of fee waivers, if any	1.01%	1.00% A
Expenses net of all reductions	1.01%	1.00% A
Net investment income (loss)	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41	$ 94
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.988	1.090
Net realized and unrealized gain (loss)	(5.729)	(3.425)
Total from investment operations	(4.741)	(2.335)
Distributions from net investment income	(.989)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.379)	(1.265)
Net asset value, end of period	$ 40.28	$ 46.40
Total Return B, C	(9.98)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 552
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.002	1.114
Net realized and unrealized gain (loss)	(5.753)	(3.439)
Total from investment operations	(4.751)	(2.325)
Distributions from net investment income	(.989)	(1.065)
Distributions from net realized gain	(.390)	(.200)
Total distributions	(1.379)	(1.265)
Net asset value, end of period	$ 40.28	$ 46.41
Total Return B, C	(10.00)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01%	.00% A
Expenses net of fee waivers, if any	.01%	.00% A
Expenses net of all reductions	.01%	.00% A
Net investment income (loss)	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 95
Portfolio turnover rate	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.1	6.2
Fidelity Equity-Income Fund	6.2	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.5
Fidelity Series 100 Index Fund	7.3	6.9
Fidelity Series Broad Market Opportunities Fund	9.9	10.0
Fidelity Series Small Cap Opportunities Fund	4.0	4.1
	49.2	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.0	5.4
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.6	16.4
	25.8	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.5
Fidelity Short-Term Bond Fund	3.7	3.5
	7.3	7.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	49.2%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	7.3%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	7.0%

Expected
Domestic Equity Funds	48.3%
International Equity Funds	11.0%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.8%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,208	$ 66,448
Fidelity Disciplined Equity Fund	3,674	69,136
Fidelity Equity-Income Fund	2,026	70,229
Fidelity Large Cap Core Enhanced Index Fund	15,870	110,616
Fidelity Series 100 Index Fund	11,501	82,810
Fidelity Series Broad Market Opportunities Fund	15,260	112,315
Fidelity Series Small Cap Opportunities Fund	6,624	45,902
TOTAL DOMESTIC EQUITY FUNDS		557,456
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	4,800	131,579
TOTAL EQUITY FUNDS (Cost $954,761)		689,035
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,724	35,286
Fidelity Strategic Income Fund	3,312	33,847
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,133

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	5,315	$ 57,190
Fidelity Strategic Real Return Fund	7,532	59,199
Fidelity Total Bond Fund	17,352	176,639
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		293,028
TOTAL FIXED-INCOME FUNDS (Cost $378,718)		362,161
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	40,994	40,994
Fidelity Short-Term Bond Fund	5,088	41,514
TOTAL SHORT-TERM FUNDS (Cost $84,181)		82,508
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,417,660)		$ 1,133,704
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,968 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $116,879 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $1,417,660) - See accompanying schedule		$ 1,133,704
Cash		75
Receivable for fund shares sold		330
Other receivables		1,122
Total assets		1,135,231

Liabilities
Payable for investments purchased	$ 331
Distribution fees payable	208
Total liabilities		539

Net Assets		$ 1,134,692
Net Assets consist of:
Paid in capital		$ 1,615,386
Undistributed net investment income		286
Accumulated undistributed net realized gain (loss) on investments		(197,024)
Net unrealized appreciation (depreciation) on investments		(283,956)
Net Assets		$ 1,134,692

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,849 ÷ 1,356.4 shares)		$ 39.70

Maximum offering price per share (100/94.25 of $39.70)		$ 42.12
Class T: Net Asset Value and redemption price per share ($265,188 ÷ 6,681.6 shares)		$ 39.69

Maximum offering price per share (100/96.50 of $39.69)		$ 41.13

Class C: Net Asset Value and offering price per share ($115,798 ÷ 2,916.4 shares)A		$ 39.71

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($632,382 ÷ 15,929.2 shares)		$ 39.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($67,475 ÷ 1,699.7 shares)		$ 39.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 33,003

Expenses
Distribution fees	$ 2,361
Independent trustees' compensation	4
Total expenses before reductions	2,365
Expense reductions	(4)	2,361
Net investment income (loss)		30,642
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(155,921)
Capital gain distributions from underlying funds	6,160	(149,761)
Change in net unrealized appreciation (depreciation) on underlying funds		(138,543)
Net gain (loss)		(288,304)
Net increase (decrease) in net assets resulting from operations		$ (257,662)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period August 30, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,642	$ 27,166
Net realized gain (loss)	(149,761)	(18,929)
Change in net unrealized appreciation (depreciation)	(138,543)	(145,413)
Net increase (decrease) in net assets resulting from operations	(257,662)	(137,176)
Distributions to shareholders from net investment income	(30,961)	(26,561)
Distributions to shareholders from net realized gain	(18,420)	(4,991)
Total distributions	(49,381)	(31,552)
Share transactions - net increase (decrease)	(236,442)	1,846,905
Total increase (decrease) in net assets	(543,485)	1,678,177

Net Assets
Beginning of period	1,678,177	-
End of period (including undistributed net investment income of $286 and undistributed net investment income of $605, respectively)	$ 1,134,692	$ 1,678,177

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.937	.951
Net realized and unrealized gain (loss)	(6.127)	(3.464)
Total from investment operations	(5.190)	(2.513)
Distributions from net investment income	(.940)	(.897)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.510)	(1.087)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C, D	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 95
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.844	.823
Net realized and unrealized gain (loss)	(6.122)	(3.449)
Total from investment operations	(5.278)	(2.626)
Distributions from net investment income	(.852)	(.794)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.422)	(.984)
Net asset value, end of period	$ 39.69	$ 46.39
Total Return B, C, D	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 384
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.655	.609
Net realized and unrealized gain (loss)	(6.114)	(3.465)
Total from investment operations	(5.459)	(2.856)
Distributions from net investment income	(.651)	(.564)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.221)	(.754)
Net asset value, end of period	$ 39.71	$ 46.39
Total Return B, C, D	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 94
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.034	1.043
Net realized and unrealized gain (loss)	(6.126)	(3.445)
Total from investment operations	(5.092)	(2.402)
Distributions from net investment income	(1.038)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.608)	(1.198)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632	$ 986
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.031	1.064
Net realized and unrealized gain (loss)	(6.123)	(3.466)
Total from investment operations	(5.092)	(2.402)
Distributions from net investment income	(1.038)	(1.008)
Distributions from net realized gain	(.570)	(.190)
Total distributions	(1.608)	(1.198)
Net asset value, end of period	$ 39.70	$ 46.40
Total Return B, C	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 119
Portfolio turnover rate	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.2
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.4	6.1
Fidelity Large Cap Core Enhanced Index Fund	10.0	9.8
Fidelity Series 100 Index Fund	7.5	7.2
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	4.2	4.2
	50.5	50.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.7	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.2	3.4
	6.5	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.0	5.3
Fidelity Strategic Real Return Fund	5.1	5.1
Fidelity Total Bond Fund	15.4	16.2
	25.5	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.4	2.1
Fidelity Short-Term Bond Fund	2.4	2.2
	4.8	4.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	4.8%

Six months ago
Domestic Equity Funds	50.1%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	4.3%

Expected
Domestic Equity Funds	49.7%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 50.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,818	$ 87,003
Fidelity Disciplined Equity Fund	4,805	90,439
Fidelity Equity-Income Fund	2,654	92,002
Fidelity Large Cap Core Enhanced Index Fund	20,789	144,898
Fidelity Series 100 Index Fund	15,063	108,454
Fidelity Series Broad Market Opportunities Fund	19,982	147,068
Fidelity Series Small Cap Opportunities Fund	8,699	60,283
TOTAL DOMESTIC EQUITY FUNDS		730,147
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,712	183,964
TOTAL EQUITY FUNDS (Cost $1,177,824)		914,111
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	6,400	47,809
Fidelity Strategic Income Fund	4,479	45,776
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,585

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	6,682	$ 71,903
Fidelity Strategic Real Return Fund	9,472	74,452
Fidelity Total Bond Fund	21,823	222,153
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		368,508
TOTAL FIXED-INCOME FUNDS (Cost $483,166)		462,093
Short-Term Funds - 4.8%

Fidelity Institutional Money Market Portfolio Institutional Class	34,700	34,700
Fidelity Short-Term Bond Fund	4,289	34,998
TOTAL SHORT-TERM FUNDS (Cost $70,639)		69,698
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,731,629)		$ 1,445,902
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,934 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $1,731,629) - See accompanying schedule	$ 1,445,902
Cash	39
Other receivables	5,033
Total assets	1,450,974

Liabilities
Distribution fees payable	91

Net Assets	$ 1,450,883
Net Assets consist of:
Paid in capital	$ 1,755,214
Undistributed net investment income	383
Accumulated undistributed net realized gain (loss) on investments	(18,987)
Net unrealized appreciation (depreciation) on investments	(285,727)
Net Assets	$ 1,450,883

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($114,580 ÷ 2,941.5 shares)	$ 38.95

Maximum offering price per share (100/94.25 of $38.95)	$ 41.33
Class T: Net Asset Value and redemption price per share ($57,067 ÷ 1,464.9 shares)	$ 38.96

Maximum offering price per share (100/96.50 of $38.96)	$ 40.37

Class C: Net Asset Value and offering price per share ($56,607 ÷ 1,453.3 shares)A	$ 38.95

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,165,104 ÷ 29,906.5 shares)	$ 38.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,525 ÷ 1,476.7 shares)	$ 38.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 35,899

Expenses
Distribution fees	$ 1,289
Independent trustees' compensation	5
Total expenses before reductions	1,294
Expense reductions	(5)	1,289
Net investment income (loss)		34,610
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,843)
Capital gain distributions from underlying funds	6,357	(9,486)
Change in net unrealized appreciation (depreciation) on underlying funds		(188,389)
Net gain (loss)		(197,875)
Net increase (decrease) in net assets resulting from operations		$ (163,265)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,610	$ 11,573
Net realized gain (loss)	(9,486)	(1,946)
Change in net unrealized appreciation (depreciation)	(188,389)	(97,338)
Net increase (decrease) in net assets resulting from operations	(163,265)	(87,711)
Distributions to shareholders from net investment income	(34,702)	(11,097)
Distributions to shareholders from net realized gain	(7,442)	-
Total distributions	(42,144)	(11,097)
Share transactions - net increase (decrease)	169,425	1,585,675
Total increase (decrease) in net assets	(35,984)	1,486,867

Net Assets
Beginning of period	1,486,867	-
End of period (including undistributed net investment income of $383 and undistributed net investment income of $476, respectively)	$ 1,450,883	$ 1,486,867

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.856	.442
Net realized and unrealized gain (loss)	(6.093)	(4.811)
Total from investment operations	(5.237)	(4.369)
Distributions from net investment income	(.873)	(.371)
Distributions from net realized gain	(.200)	-
Total distributions	(1.073)	(.371)
Net asset value, end of period	$ 38.95	$ 45.26
Total Return B, C, D	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.791	.373
Net realized and unrealized gain (loss)	(6.111)	(4.809)
Total from investment operations	(5.320)	(4.436)
Distributions from net investment income	(.780)	(.304)
Distributions from net realized gain	(.200)	-
Total distributions	(.980)	(.304)
Net asset value, end of period	$ 38.96	$ 45.26
Total Return B, C, D	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.611	.233
Net realized and unrealized gain (loss)	(6.107)	(4.812)
Total from investment operations	(5.496)	(4.579)
Distributions from net investment income	(.594)	(.181)
Distributions from net realized gain	(.200)	-
Total distributions	(.794)	(.181)
Net asset value, end of period	$ 38.95	$ 45.24
Total Return B, C, D	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.965	.502
Net realized and unrealized gain (loss)	(6.112)	(4.795)
Total from investment operations	(5.147)	(4.293)
Distributions from net investment income	(.963)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(1.163)	(.437)
Net asset value, end of period	$ 38.96	$ 45.27
Total Return B, C	(11.02)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,165	$ 1,122
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.974	.511
Net realized and unrealized gain (loss)	(6.111)	(4.814)
Total from investment operations	(5.137)	(4.303)
Distributions from net investment income	(.963)	(.437)
Distributions from net realized gain	(.200)	-
Total distributions	(1.163)	(.437)
Net asset value, end of period	$ 38.96	$ 45.26
Total Return B, C	(11.00)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 91
Portfolio turnover rate	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.5	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.2	9.9
Fidelity Series 100 Index Fund	7.6	7.3
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Series Small Cap Opportunities Fund	4.3	4.2
	51.5	50.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.2	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.4
Fidelity Strategic Income Fund	3.3	3.5
	6.8	6.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.9	5.3
Fidelity Strategic Real Return Fund	5.1	5.1
Fidelity Total Bond Fund	15.2	16.3
	25.2	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.6
Fidelity Short-Term Bond Fund	1.7	1.5
	3.3	3.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.5%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	3.3%

Six months ago
Domestic Equity Funds	50.8%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	3.1%

Expected
Domestic Equity Funds	50.9%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.7%
	Shares	Value
Domestic Equity Funds - 51.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,174	$ 40,499
Fidelity Disciplined Equity Fund	2,221	41,804
Fidelity Equity-Income Fund	1,231	42,653
Fidelity Large Cap Core Enhanced Index Fund	9,603	66,935
Fidelity Series 100 Index Fund	6,952	50,055
Fidelity Series Broad Market Opportunities Fund	9,308	68,507
Fidelity Series Small Cap Opportunities Fund	4,048	28,051
TOTAL DOMESTIC EQUITY FUNDS		338,504
International Equity Funds - 13.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,153	86,425
TOTAL EQUITY FUNDS (Cost $550,788)		424,929
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	3,043	22,732
Fidelity Strategic Income Fund	2,119	21,659
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,391

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	3,000	$ 32,276
Fidelity Strategic Real Return Fund	4,278	33,625
Fidelity Total Bond Fund	9,824	100,003
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		165,904
TOTAL FIXED-INCOME FUNDS (Cost $221,591)		210,295
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	10,829	10,829
Fidelity Short-Term Bond Fund	1,341	10,943
TOTAL SHORT-TERM FUNDS (Cost $22,249)		21,772
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $794,628)		$ 656,996
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $763 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $119,954 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets
Investment in securities, at value (cost $794,628) - See accompanying schedule	$ 656,996
Cash	39
Total assets	657,035

Liabilities
Distribution fees payable	99

Net Assets	$ 656,936
Net Assets consist of:
Paid in capital	$ 932,105
Undistributed net investment income	228
Accumulated undistributed net realized gain (loss) on investments	(137,765)
Net unrealized appreciation (depreciation) on investments	(137,632)
Net Assets	$ 656,936

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,186 ÷ 1,472.7 shares)	$ 38.83

Maximum offering price per share (100/94.25 of $38.83)	$ 41.20
Class T: Net Asset Value and redemption price per share ($101,968 ÷ 2,625.6 shares)	$ 38.84

Maximum offering price per share (100/96.50 of $38.84)	$ 40.25

Class C: Net Asset Value and offering price per share ($56,501 ÷ 1,454.8 shares)A	$ 38.84

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($383,867 ÷ 9,885.6 shares)	$ 38.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,414 ÷ 1,478.5 shares)	$ 38.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 23,002

Expenses
Distribution fees	$ 1,439
Independent trustees' compensation	3
Total expenses before reductions	1,442
Expense reductions	(3)	1,439
Net investment income (loss)		21,563
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(137,528)
Capital gain distributions from underlying funds	4,551	(132,977)
Change in net unrealized appreciation (depreciation) on underlying funds		(60,943)
Net gain (loss)		(193,920)
Net increase (decrease) in net assets resulting from operations		$ (172,357)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,563	$ 8,316
Net realized gain (loss)	(132,977)	812
Change in net unrealized appreciation (depreciation)	(60,943)	(76,689)
Net increase (decrease) in net assets resulting from operations	(172,357)	(67,561)
Distributions to shareholders from net investment income	(21,734)	(7,979)
Distributions to shareholders from net realized gain	(5,513)	-
Total distributions	(27,247)	(7,979)
Share transactions - net increase (decrease)	(147,189)	1,079,269
Total increase (decrease) in net assets	(346,793)	1,003,729

Net Assets
Beginning of period	1,003,729	-
End of period (including undistributed net investment income of $228 and undistributed net investment income of $337, respectively)	$ 656,936	$ 1,003,729

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.933	.442
Net realized and unrealized gain (loss)	(6.238)	(4.814)
Total from investment operations	(5.305)	(4.372)
Distributions from net investment income	(.885)	(.398)
Distributions from net realized gain	(.210)	-
Total distributions	(1.095)	(.398)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C, D	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836	.371
Net realized and unrealized gain (loss)	(6.227)	(4.809)
Total from investment operations	(5.391)	(4.438)
Distributions from net investment income	(.789)	(.332)
Distributions from net realized gain	(.210)	-
Total distributions	(.999)	(.332)
Net asset value, end of period	$ 38.84	$ 45.23
Total Return B, C, D	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 132
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.664	.234
Net realized and unrealized gain (loss)	(6.229)	(4.816)
Total from investment operations	(5.565)	(4.582)
Distributions from net investment income	(.605)	(.198)
Distributions from net realized gain	(.210)	-
Total distributions	(.815)	(.198)
Net asset value, end of period	$ 38.84	$ 45.22
Total Return B, C, D	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.015	.504
Net realized and unrealized gain (loss)	(6.231)	(4.810)
Total from investment operations	(5.216)	(4.306)
Distributions from net investment income	(.974)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(1.184)	(.464)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 598
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	1.022	.512
Net realized and unrealized gain (loss)	(6.238)	(4.818)
Total from investment operations	(5.216)	(4.306)
Distributions from net investment income	(.974)	(.464)
Distributions from net realized gain	(.210)	-
Total distributions	(1.184)	(.464)
Net asset value, end of period	$ 38.83	$ 45.23
Total Return B, C	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Disciplined Equity Fund	6.5	6.5
Fidelity Equity-Income Fund	6.6	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.3	10.0
Fidelity Series 100 Index Fund	7.7	7.4
Fidelity Series Broad Market Opportunities Fund	10.6	10.4
Fidelity Series Small Cap Opportunities Fund	4.3	4.2
	52.2	51.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.3	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity Strategic Income Fund	3.4	3.7
	7.0	7.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.9	5.4
Fidelity Strategic Real Return Fund	5.1	5.2
Fidelity Total Bond Fund	15.2	16.4
	25.2	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.1	1.1
Fidelity Short-Term Bond Fund	1.2	1.1
	2.3	2.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.2%
International Equity Funds	13.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	2.3%

Six months ago
Domestic Equity Funds	51.0%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.2%

Expected
Domestic Equity Funds	51.6%
International Equity Funds	12.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2009. The current allocation is based on the fund's holdings as of July 31, 2009. The expected allocation represents the fund's anticipated allocation at January 31, 2010.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.5%
	Shares	Value
Domestic Equity Funds - 52.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,079	$ 103,084
Fidelity Disciplined Equity Fund	5,669	106,699
Fidelity Equity-Income Fund	3,136	108,695
Fidelity Large Cap Core Enhanced Index Fund	24,478	170,608
Fidelity Series 100 Index Fund	17,750	127,797
Fidelity Series Broad Market Opportunities Fund	23,699	174,425
Fidelity Series Small Cap Opportunities Fund	10,312	71,460
TOTAL DOMESTIC EQUITY FUNDS		862,768
International Equity Funds - 13.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,029	220,069
TOTAL EQUITY FUNDS (Cost $1,278,171)		1,082,837
Fixed-Income Funds - 32.2%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	7,910	59,089
Fidelity Strategic Income Fund	5,513	56,342
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,431

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	7,532	$ 81,049
Fidelity Strategic Real Return Fund	10,746	84,463
Fidelity Total Bond Fund	24,723	251,681
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		417,193
TOTAL FIXED-INCOME FUNDS (Cost $528,330)		532,624
Short-Term Funds - 2.3%

Fidelity Institutional Money Market Portfolio Institutional Class	19,109	19,109
Fidelity Short-Term Bond Fund	2,373	19,360
TOTAL SHORT-TERM FUNDS (Cost $38,773)		38,469
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,845,274)		$ 1,653,930
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $2,106 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $17,530 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (cost $1,845,274) - See accompanying schedule		$ 1,653,930
Cash		39
Receivable for investments sold		7,766
Total assets		1,661,735

Liabilities
Payable for fund shares redeemed	$ 7,768
Distribution fees payable	87
Total liabilities		7,855

Net Assets		$ 1,653,880
Net Assets consist of:
Paid in capital		$ 1,909,028
Undistributed net investment income		516
Accumulated undistributed net realized gain (loss) on investments		(64,320)
Net unrealized appreciation (depreciation) on investments		(191,344)
Net Assets		$ 1,653,880

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,330 ÷ 2,274.8 shares)		$ 38.83

Maximum offering price per share (100/94.25 of $38.83)		$ 41.20
Class T: Net Asset Value and redemption price per share ($56,915 ÷ 1,465.6 shares)		$ 38.83

Maximum offering price per share (100/96.50 of $38.83)		$ 40.24

Class C: Net Asset Value and offering price per share ($56,459 ÷ 1,453.8 shares)A		$ 38.84

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($1,394,800 ÷ 35,917.7 shares)		$ 38.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,376 ÷ 1,477.6 shares)		$ 38.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2009

Investment Income
Income distributions from underlying funds		$ 35,704

Expenses
Distribution fees	$ 1,210
Independent trustees' compensation	5
Total expenses before reductions	1,215
Expense reductions	(5)	1,210
Net investment income (loss)		34,494
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,094)
Capital gain distributions from underlying funds	5,703	(57,391)
Change in net unrealized appreciation (depreciation) on underlying funds		(80,331)
Net gain (loss)		(137,722)
Net increase (decrease) in net assets resulting from operations		$ (103,228)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	For the period December 31, 2007 (commencement of operations) to July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,494	$ 11,229
Net realized gain (loss)	(57,391)	107
Change in net unrealized appreciation (depreciation)	(80,331)	(111,013)
Net increase (decrease) in net assets resulting from operations	(103,228)	(99,677)
Distributions to shareholders from net investment income	(34,488)	(10,780)
Distributions to shareholders from net realized gain	(6,906)	-
Total distributions	(41,394)	(10,780)
Share transactions - net increase (decrease)	465,174	1,443,785
Total increase (decrease) in net assets	320,552	1,333,328

Net Assets
Beginning of period	1,333,328	-
End of period (including undistributed net investment income of $516 and undistributed net investment income of $450, respectively)	$ 1,653,880	$ 1,333,328

Financial Highlights - Class A

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.819	.425
Net realized and unrealized gain (loss)	(6.123)	(4.836)
Total from investment operations	(5.304)	(4.411)
Distributions from net investment income	(.866)	(.389)
Distributions from net realized gain	(.200)	-
Total distributions	(1.066)	(.389)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C, D	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.739	.365
Net realized and unrealized gain (loss)	(6.128)	(4.852)
Total from investment operations	(5.389)	(4.487)
Distributions from net investment income	(.771)	(.323)
Distributions from net realized gain	(.200)	-
Total distributions	(.971)	(.323)
Net asset value, end of period	$ 38.83	$ 45.19
Total Return B, C, D	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.560	.226
Net realized and unrealized gain (loss)	(6.123)	(4.846)
Total from investment operations	(5.563)	(4.620)
Distributions from net investment income	(.587)	(.190)
Distributions from net realized gain	(.200)	-
Total distributions	(.787)	(.190)
Net asset value, end of period	$ 38.84	$ 45.19
Total Return B, C, D	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	.496
Net realized and unrealized gain (loss)	(6.114)	(4.840)
Total from investment operations	(5.214)	(4.344)
Distributions from net investment income	(.956)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(1.156)	(.456)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of reductions	.00%	.00% A
Net investment income (loss)	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,395	$ 969
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.918	.504
Net realized and unrealized gain (loss)	(6.132)	(4.848)
Total from investment operations	(5.214)	(4.344)
Distributions from net investment income	(.956)	(.456)
Distributions from net realized gain	(.200)	-
Total distributions	(1.156)	(.456)
Net asset value, end of period	$ 38.83	$ 45.20
Total Return B, C	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of reductions	.00%	.00% A
Net investment income (loss)	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 91
Portfolio turnover rate	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR)and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of July 31, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, Income Replacement 2022 and Income Replacement 2034 paid excise taxes on undistributed short-term capital gains and is reflected as Tax Expense on the Statement of Operations. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,308,084	$ 59,604	$ (1,254,627)	$ (1,195,023)
Fidelity Income Replacement 2018 Fund	5,712,580	14,223	(910,133)	(895,910)
Fidelity Income Replacement 2020 Fund	2,928,930	37,006	(352,293)	(315,287)
Fidelity Income Replacement 2022 Fund	3,502,614	7,425	(687,263)	(679,838)
Fidelity Income Replacement 2024 Fund	1,564,874	4,234	(260,246)	(256,012)
Fidelity Income Replacement 2026 Fund	900,558	1,910	(182,044)	(180,134)
Fidelity Income Replacement 2028 Fund	7,650,318	21,975	(1,300,989)	(1,279,014)
Fidelity Income Replacement 2030 Fund	816,298	2,199	(155,486)	(153,287)
Fidelity Income Replacement 2032 Fund	1,814,625	37,338	(228,341)	(191,003)
Fidelity Income Replacement 2034 Fund	2,113,023	48,286	(266,671)	(218,385)
Fidelity Income Replacement 2036 Fund	1,479,047	3,937	(349,280)	(345,343)
Fidelity Income Replacement 2038 Fund	1,751,079	15,005	(320,182)	(305,177)
Fidelity Income Replacement 2040 Fund	811,677	2,788	(157,469)	(154,681)
Fidelity Income Replacement 2042 Fund	1,889,956	60,844	(296,870)	(236,026)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Income Replacement 2016 Fund	$ 3,271	$ -	$ (11,321)
Fidelity Income Replacement 2018 Fund	1,784	-	(123,548)
Fidelity Income Replacement 2020 Fund	865	-	(3,778)
Fidelity Income Replacement 2022 Fund	13,266	-	(64,025)
Fidelity Income Replacement 2024 Fund	399	-	(9,801)
Fidelity Income Replacement 2026 Fund	329	-	(4,903)
Fidelity Income Replacement 2028 Fund	1,956	-	(7,815)
Fidelity Income Replacement 2030 Fund	180	-	(39,903)
Fidelity Income Replacement 2032 Fund	494	-	(9,927)
Fidelity Income Replacement 2034 Fund	4,427	-	-
Fidelity Income Replacement 2036 Fund	1,498	-	(19,968)
Fidelity Income Replacement 2038 Fund	3,449	327	-
Fidelity Income Replacement 2040 Fund	227	-	(763)
Fidelity Income Replacement 2042 Fund	516	-	(2,106)

The tax character of distributions paid was as follows:

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 308,124	$ -	$ 308,124
Fidelity Income Replacement 2018 Fund	203,709	-	203,709
Fidelity Income Replacement 2020 Fund	84,041	3,632	87,673
Fidelity Income Replacement 2022 Fund	107,156	28,050	135,206
Fidelity Income Replacement 2024 Fund	41,803	8,164	49,967
Fidelity Income Replacement 2026 Fund	36,273	10,437	46,710
Fidelity Income Replacement 2028 Fund	239,866	-	239,866
Fidelity Income Replacement 2030 Fund	23,681	8,503	32,184
Fidelity Income Replacement 2032 Fund	34,088	11,269	45,357

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2034 Fund	$ 42,849	$ 9,356	$ 52,205
Fidelity Income Replacement 2036 Fund	40,132	9,249	49,381
Fidelity Income Replacement 2038 Fund	42,144	-	42,144
Fidelity Income Replacement 2040 Fund	26,559	688	27,247
Fidelity Income Replacement 2042 Fund	41,394	-	41,394
July 31, 2008
Fidelity Income Replacement 2016 Fund	156,368	-	156,368
Fidelity Income Replacement 2018 Fund	113,404	-	113,404
Fidelity Income Replacement 2020 Fund	32,472	-	32,472
Fidelity Income Replacement 2022 Fund	92,097	-	92,097
Fidelity Income Replacement 2024 Fund	24,097	-	24,097
Fidelity Income Replacement 2026 Fund	25,757	-	25,757
Fidelity Income Replacement 2028 Fund	87,020	-	87,020
Fidelity Income Replacement 2030 Fund	16,956	-	16,956
Fidelity Income Replacement 2032 Fund	27,790	-	27,790
Fidelity Income Replacement 2034 Fund	18,540	-	18,540
Fidelity Income Replacement 2036 Fund	31,552	-	31,552
Fidelity Income Replacement 2038 Fund	11,097	-	11,097
Fidelity Income Replacement 2040 Fund	7,979	-	7,979
Fidelity Income Replacement 2042 Fund	10,780	-	10,780

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	4,887,748	4,516,736
Fidelity Income Replacement 2018 Fund	2,678,565	3,963,583
Fidelity Income Replacement 2020 Fund	2,011,092	1,472,433
Fidelity Income Replacement 2022 Fund	784,679	2,705,264
Fidelity Income Replacement 2024 Fund	945,818	825,340
Fidelity Income Replacement 2026 Fund	276,059	862,911
Fidelity Income Replacement 2028 Fund	3,688,990	3,459,599
Fidelity Income Replacement 2030 Fund	424,238	806,942
Fidelity Income Replacement 2032 Fund	1,285,174	863,046
Fidelity Income Replacement 2034 Fund	1,806,824	723,749
Fidelity Income Replacement 2036 Fund	465,975	716,167
Fidelity Income Replacement 2038 Fund	713,670	550,494
Fidelity Income Replacement 2040 Fund	408,084	556,455
Fidelity Income Replacement 2042 Fund	982,524	518,590

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,875	$ 5
Class T	.25%	.25%	2,648	180
Class C	.75%	.25%	12,065	7,341
			$ 20,588	$ 7,526
Fidelity Income Replacement 2018 Fund
Class A	0%	.25%	$ 2,277	$ 76
Class T	.25%	.25%	574	332
Class C	.75%	.25%	2,571	2,098
			$ 5,422	$ 2,506
Fidelity Income Replacement 2020 Fund
Class A	0%	.25%	$ 1,191	$ 89
Class T	.25%	.25%	902	272
Class C	.75%	.25%	2,739	1,718
			$ 4,832	$ 2,079
Fidelity Income Replacement 2022 Fund
Class A	0%	.25%	$ 479	$ 125
Class T	.25%	.25%	692	294
Class C	.75%	.25%	865	840
			$ 2,036	$ 1,259
Fidelity Income Replacement 2024 Fund
Class A	0%	.25%	$ 808	$ 93
Class T	.25%	.25%	386	386
Class C	.75%	.25%	1,803	1,600
			$ 2,997	$ 2,079
Fidelity Income Replacement 2026 Fund
Class A	0%	.25%	$ 227	$ 163
Class T	.25%	.25%	344	344
Class C	.75%	.25%	2,916	1,761
			$ 3,487	$ 2,268
Fidelity Income Replacement 2028 Fund
Class A	0%	.25%	$ 695	$ 107
Class T	.25%	.25%	2,218	166
Class C	.75%	.25%	1,073	825
			$ 3,986	$ 1,098
Fidelity Income Replacement 2030 Fund
Class A	0%	.25%	$ 171	$ 171
Class T	.25%	.25%	448	324
Class C	.75%	.25%	2,075	1,208
			$ 2,694	$ 1,703
Fidelity Income Replacement 2032 Fund
Class A	0%	.25%	$ 596	$ 113
Class T	.25%	.25%	336	336
Class C	.75%	.25%	786	785
			$ 1,718	$ 1,234
Fidelity Income Replacement 2034 Fund
Class A	0%	.25%	$ 236	$ 156
Class T	.25%	.25%	334	334
Class C	.75%	.25%	844	844
			$ 1,414	$ 1,334

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 167	$ 167
Class T	.25%	.25%	1,388	192
Class C	.75%	.25%	806	805
			$ 2,361	$ 1,164
Fidelity Income Replacement 2038 Fund
Class A	0%	.25%	$ 288	$ 151
Class T	.25%	.25%	334	334
Class C	.75%	.25%	667	667
			$ 1,289	$ 1,152
Fidelity Income Replacement 2040 Fund
Class A	0%	.25%	$ 167	$ 167
Class T	.25%	.25%	606	308
Class C	.75%	.25%	666	666
			$ 1,439	$ 1,141
Fidelity Income Replacement 2042 Fund
Class A	0%	.25%	$ 210	$ 161
Class T	.25%	.25%	334	334
Class C	.75%	.25%	666	666
			$ 1,210	$ 1,161

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 9,268
Class T	222
Class C*	1,632
$ 11,122
Fidelity Income Replacement 2018 Fund
Class A	$ 1,078
Class C*	429
$ 1,507
Fidelity Income Replacement 2020 Fund
Class A	$ 1,224
Class T	618
Class C*	423
$ 2,265
Fidelity Income Replacement 2022 Fund
Class T	$ 18
Fidelity Income Replacement 2024 Fund
Class A	$ 1,681
Fidelity Income Replacement 2026 Fund
Class C*	$ 98
Fidelity Income Replacement 2028 Fund
Class A	$ 162
Fidelity Income Replacement 2034 Fund
Class C*	$ 306

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2036 Fund
Class T	$ 23
Fidelity Income Replacement 2038 Fund
Class A	$ 549
Fidelity Income Replacement 2040 Fund
Class T	$ 310

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 30
Fidelity Income Replacement 2018 Fund	19
Fidelity Income Replacement 2020 Fund	9
Fidelity Income Replacement 2022 Fund	13
Fidelity Income Replacement 2024 Fund	5
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	3
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	5
Fidelity Income Replacement 2036 Fund	4
Fidelity Income Replacement 2038 Fund	5
Fidelity Income Replacement 2040 Fund	3
Fidelity Income Replacement 2042 Fund	5

* Represents total amount reimbursed to the Fund. Each class has received its pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 64,996	$ 24,373
Class T	13,059	6,831
Class C	23,516	18,135
Income Replacement 2016	120,145	90,325
Institutional Class	4,162	3,781
Total	$ 225,878	$ 143,445
From net realized gain
Class A	$ 24,263	$ 614
Class T	5,452	512
Class C	11,304	2,180
Income Replacement 2016	39,690	9,335
Institutional Class	1,537	282
Total	$ 82,246	$ 12,923

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 25,445	$ 12,180
Class T	2,885	2,589
Class C	5,424	4,326
Income Replacement 2018	104,750	82,709
Institutional Class	9,966	3,472
Total	$ 148,470	$ 105,276
From net realized gain
Class A	$ 10,758	$ 262
Class T	1,409	323
Class C	3,429	389
Income Replacement 2018	35,565	6,892
Institutional Class	4,078	262
Total	$ 55,239	$ 8,128
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 13,087	$ 6,115
Class T	3,877	3,050
Class C	5,425	2,845
Income Replacement 2020	39,603	14,934
Institutional Class	3,393	3,046
Total	$ 65,385	$ 29,990
From net realized gain
Class A	$ 5,098	$ 342
Class T	1,321	498
Class C	3,119	510
Income Replacement 2020	11,604	790
Institutional Class	1,146	342
Total	$ 22,288	$ 2,482
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 5,300	$ 4,024
Class T	3,427	2,271
Class C	1,690	1,457
Income Replacement 2022	81,861	69,351
Institutional Class	5,969	5,902
Total	$ 98,247	$ 83,005
From net realized gain
Class A	$ 2,337	$ 341
Class T	1,564	341
Class C	977	341
Income Replacement 2022	29,812	7,075
Institutional Class	2,269	994
Total	$ 36,959	$ 9,092
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 9,175	$ 4,555
Class T	1,846	1,866
Class C	3,453	1,852
Income Replacement 2024	17,715	10,602
Institutional Class	2,023	2,326
Total	$ 34,212	$ 21,201

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
From net realized gain
Class A	$ 4,699	$ 761
Class T	988	342
Class C	2,338	341
Income Replacement 2024	6,835	1,110
Institutional Class	895	342
Total	$ 15,755	$ 2,896
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,472	$ 2,500
Class T	1,680	1,852
Class C	5,839	5,330
Income Replacement 2026	15,238	10,061
Institutional Class	2,042	2,308
Total	$ 27,271	$ 22,051
From net realized gain
Class A	$ 1,669	$ 407
Class T	1,215	362
Class C	6,011	1,176
Income Replacement 2026	9,322	1,399
Institutional Class	1,222	362
Total	$ 19,439	$ 3,706
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 7,036	$ 3,090
Class T	10,490	3,796
Class C	1,920	1,482
Income Replacement 2028	159,584	67,994
Institutional Class	1,935	2,054
Total	$ 180,965	$ 78,416
From net realized gain
Class A	$ 2,309	$ 322
Class T	4,208	519
Class C	956	321
Income Replacement 2028	50,815	7,120
Institutional Class	613	322
Total	$ 58,901	$ 8,604
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,826	$ 2,013
Class T	2,181	1,791
Class C	4,007	3,220
Income Replacement 2030	9,588	5,160
Institutional Class	2,004	2,244
Total	$ 19,606	$ 14,428
From net realized gain
Class A	$ 969	$ 382
Class T	1,279	382
Class C	2,976	905
Income Replacement 2030	6,383	477
Institutional Class	971	382
Total	$ 12,578	$ 2,528

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 5,830	$ 6,514
Class T	1,577	1,757
Class C	1,677	1,307
Income Replacement 2032	14,978	11,580
Institutional Class	1,931	2,212
Total	$ 25,993	$ 23,370
From net realized gain
Class A	$ 5,178	$ 1,345
Class T	1,391	382
Class C	1,714	381
Income Replacement 2032	9,682	1,930
Institutional Class	1,399	382
Total	$ 19,364	$ 4,420
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,251	$ 2,325
Class T	1,418	1,706
Class C	1,455	1,250
Income Replacement 2034	31,575	8,139
Institutional Class	3,429	2,157
Total	$ 40,128	$ 15,577
From net realized gain
Class A	$ 1,141	$ 402
Class T	784	402
Class C	832	401
Income Replacement 2034	7,750	1,356
Institutional Class	1,570	402
Total	$ 12,077	$ 2,963
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,703	$ 1,814
Class T	6,519	4,886
Class C	1,518	1,137
Income Replacement 2036	18,876	16,179
Institutional Class	2,345	2,545
Total	$ 30,961	$ 26,561
From net realized gain
Class A	$ 1,055	$ 381
Class T	4,384	1,187
Class C	1,352	381
Income Replacement 2036	10,310	2,566
Institutional Class	1,319	476
Total	$ 18,420	$ 4,991
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 3,215	$ 745
Class T	1,494	610
Class C	1,148	363
Income Replacement 2038	27,005	8,501
Institutional Class	1,840	878
Total	$ 34,702	$ 11,097

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2009	2008 A
From net realized gain
Class A	$ 829	$ -
Class T	405	-
Class C	403	-
Income Replacement 2038	5,398	-
Institutional Class	407	-
Total	$ 7,442	$ -
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,692	$ 799
Class T	2,887	766
Class C	1,166	397
Income Replacement 2040	14,129	5,085
Institutional Class	1,860	932
Total	$ 21,734	$ 7,979
From net realized gain
Class A	$ 426	$ -
Class T	857	-
Class C	423	-
Income Replacement 2040	3,380	-
Institutional Class	427	-
Total	$ 5,513	$ -
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,924	$ 781
Class T	1,476	648
Class C	1,133	381
Income Replacement 2042	28,129	8,054
Institutional Class	1,826	916
Total	$ 34,488	$ 10,780
From net realized gain
Class A	$ 406	$ -
Class T	405	-
Class C	403	-
Income Replacement 2042	5,285	-
Institutional Class	407	-
Total	$ 6,906	$ -

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	31,711	$ 51,887	$ 1,291,227	$ 2,562,164
Reinvestment of distributions	1,989	481	80,381	23,577
Shares redeemed	(20,490)	(6,012)	(845,838)	(294,658)
Net increase (decrease)	13,210	46,356	$ 525,770	$ 2,291,083
Class T
Shares sold	1,081	14,213	$ 42,944	$ 703,303
Reinvestment of distributions	313	126	12,671	6,237
Shares redeemed	(4,053)	(243)	(159,347)	(11,945)
Net increase (decrease)	(2,659)	14,096	$ (103,732)	$ 697,595

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Class C
Shares sold	6,292	36,624	$ 280,020	$ 1,842,263
Reinvestment of distributions	723	396	29,353	19,625
Shares redeemed	(13,580)	(3,603)	(548,602)	(178,499)
Net increase (decrease)	(6,565)	33,417	$ (239,229)	$ 1,683,389
Income Replacement 2016
Shares sold	42,278	128,125	$ 1,746,937	$ 6,454,165
Reinvestment of distributions	1,351	282	53,971	14,202
Shares redeemed	(37,313)	(26,243)	(1,533,670)	(1,295,692)
Net increase (decrease)	6,316	102,164	$ 267,238	$ 5,172,675
Institutional Class
Shares sold	-	3,795	$ -	$ 190,050
Reinvestment of distributions	66	58	2,681	2,900
Shares redeemed	(1,419)	-	(56,583)	-
Net increase (decrease)	(1,353)	3,853	$ (53,902)	$ 192,950
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	2,936	24,773	$ 139,389	$ 1,220,917
Reinvestment of distributions	594	151	23,304	7,408
Shares redeemed	(7,397)	(1,591)	(281,291)	(78,122)
Net increase (decrease)	(3,867)	23,333	$ (118,598)	$ 1,150,203
Class T
Shares sold	-	3,187	$ -	$ 158,040
Reinvestment of distributions	91	49	3,587	2,418
Shares redeemed	(1,202)	-	(46,512)	-
Net increase (decrease)	(1,111)	3,236	$ (42,925)	$ 160,458
Class C
Shares sold	1,413	11,169	$ 66,000	$ 549,643
Reinvestment of distributions	121	53	4,693	2,662
Shares redeemed	(6,175)	(3,529)	(246,736)	(172,565)
Net increase (decrease)	(4,641)	7,693	$ (176,043)	$ 379,740
Income Replacement 2018
Shares sold	31,145	122,952	$ 1,287,530	$ 6,187,553
Reinvestment of distributions	1,066	278	41,156	13,952
Shares redeemed	(60,855)	(14,368)	(2,414,434)	(704,704)
Net increase (decrease)	(28,644)	108,862	$ (1,085,748)	$ 5,496,801
Institutional Class
Shares sold	6,412	4,519	$ 300,000	$ 225,289
Reinvestment of distributions	48	56	1,922	2,804
Shares redeemed	(3,355)	(60)	(140,821)	(2,900)
Net increase (decrease)	3,105	4,515	$ 161,101	$ 225,193
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,712	10,762	$ 220,301	$ 527,052
Reinvestment of distributions	235	71	9,064	3,536
Shares redeemed	(4,744)	(160)	(174,944)	(7,749)
Net increase (decrease)	1,203	10,673	$ 54,421	$ 522,839
Class T
Shares sold	3,129	4,042	$ 117,854	$ 202,738
Reinvestment of distributions	134	71	5,198	3,548
Shares redeemed	(3,188)	(139)	(116,592)	(6,586)
Net increase (decrease)	75	3,974	$ 6,460	$ 199,700
Class C
Shares sold	4,926	5,838	$ 220,984	$ 288,035
Reinvestment of distributions	165	55	6,431	2,753
Shares redeemed	(5,708)	(50)	(212,347)	(2,417)
Net increase (decrease)	(617)	5,843	$ 15,068	$ 288,371

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Income Replacement 2020
Shares sold	30,891	28,174	$ 1,305,179	$ 1,389,273
Reinvestment of distributions	492	71	19,005	3,552
Shares redeemed	(19,152)	(2,068)	(808,457)	(99,949)
Net increase (decrease)	12,231	26,177	$ 515,727	$ 1,292,876
Institutional Class
Shares sold	-	3,397	$ -	$ 168,160
Reinvestment of distributions	63	57	2,457	2,822
Shares redeemed	(1,274)	-	(48,199)	-
Net increase (decrease)	(1,211)	3,454	$ (45,742)	$ 170,982
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,185	$ -	$ 306,290
Reinvestment of distributions	77	48	2,949	2,394
Shares redeemed	(3,298)	(93)	(120,531)	(4,482)
Net increase (decrease)	(3,221)	6,140	$ (117,582)	$ 304,202
Class T
Shares sold	76	3,924	$ 3,458	$ 195,654
Reinvestment of distributions	130	53	4,991	2,613
Shares redeemed	(1,511)	-	(56,298)	-
Net increase (decrease)	(1,305)	3,977	$ (47,849)	$ 198,267
Class C
Shares sold	-	2,513	$ -	$ 125,050
Reinvestment of distributions	54	35	2,085	1,733
Shares redeemed	(953)	-	(35,652)	-
Net increase (decrease)	(899)	2,548	$ (33,567)	$ 126,783
Income Replacement 2022
Shares sold	5,083	114,310	$ 194,196	$ 5,694,740
Reinvestment of distributions	834	193	32,170	9,783
Shares redeemed	(48,851)	(15,364)	(1,860,055)	(754,411)
Net increase (decrease)	(42,934)	99,139	$ (1,633,689)	$ 4,950,112
Institutional Class
Shares sold	-	5,837	$ -	$ 300,050
Reinvestment of distributions	56	52	2,170	2,619
Shares redeemed	(1,970)	-	(72,714)	-
Net increase (decrease)	(1,914)	5,889	$ (70,544)	$ 302,669
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,906	6,152	$ 215,614	$ 310,133
Reinvestment of distributions	327	95	12,248	4,738
Shares redeemed	(4,404)	(155)	(158,200)	(7,496)
Net increase (decrease)	829	6,092	$ 69,662	$ 307,375
Class T
Shares sold	-	2,001	$ -	$ 99,021
Reinvestment of distributions	76	44	2,834	2,208
Shares redeemed	(456)	-	(17,393)	-
Net increase (decrease)	(380)	2,045	$ (14,559)	$ 101,229
Class C
Shares sold	580	4,943	$ 25,192	$ 242,316
Reinvestment of distributions	91	40	3,347	2,004
Shares redeemed	(2,078)	(20)	(76,555)	(939)
Net increase (decrease)	(1,407)	4,963	$ (48,016)	$ 243,381
Income Replacement 2024
Shares sold	13,806	18,071	$ 554,022	$ 894,960
Reinvestment of distributions	289	80	10,721	3,983
Shares redeemed	(11,244)	(2,959)	(417,589)	(140,970)
Net increase (decrease)	2,851	15,192	$ 147,154	$ 757,973

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Institutional Class
Shares sold	-	2,001	$ -	$ 100,277
Reinvestment of distributions	78	53	2,918	2,668
Shares redeemed	(769)	-	(28,292)	-
Net increase (decrease)	(691)	2,054	$ (25,374)	$ 102,945
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	2,750	$ -	$ 136,448
Reinvestment of distributions	107	58	4,141	2,907
Shares redeemed	(1,237)	-	(44,238)	-
Net increase (decrease)	(1,130)	2,808	$ (40,097)	$ 139,355
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	75	44	2,895	2,214
Shares redeemed	(766)	-	(27,732)	-
Net increase (decrease)	(691)	2,045	$ (24,837)	$ 102,264
Class C
Shares sold	-	10,559	$ -	$ 527,050
Reinvestment of distributions	305	131	11,850	6,505
Shares redeemed	(6,213)	(307)	(212,409)	(14,828)
Net increase (decrease)	(5,908)	10,383	$ (200,559)	$ 518,727
Income Replacement 2026
Shares sold	2,618	17,326	$ 94,000	$ 852,072
Reinvestment of distributions	498	117	19,354	5,806
Shares redeemed	(11,158)	(693)	(396,480)	(33,589)
Net increase (decrease)	(8,042)	16,750	$ (283,126)	$ 824,289
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	84	53	3,263	2,670
Shares redeemed	(772)	-	(27,938)	-
Net increase (decrease)	(688)	2,054	$ (24,675)	$ 102,720
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	902	7,922	$ 30,470	$ 392,531
Reinvestment of distributions	251	69	9,345	3,412
Shares redeemed	(2,317)	(65)	(82,255)	(3,072)
Net increase (decrease)	(1,164)	7,926	$ (42,440)	$ 392,871
Class T
Shares sold	3,593	13,004	$ 161,040	$ 639,428
Reinvestment of distributions	188	58	6,887	2,913
Shares redeemed	(9,171)	(120)	(312,914)	(5,688)
Net increase (decrease)	(5,390)	12,942	$ (144,987)	$ 636,653
Class C
Shares sold	-	3,181	$ -	$ 157,488
Reinvestment of distributions	53	31	1,949	1,557
Shares redeemed	(1,185)	-	(42,907)	-
Net increase (decrease)	(1,132)	3,212	$ (40,958)	$ 159,045
Income Replacement 2028
Shares sold	61,564	148,761	$ 2,501,275	$ 7,341,752
Reinvestment of distributions	2,090	196	75,928	9,925
Shares redeemed	(56,233)	(19,359)	(2,070,963)	(940,882)
Net increase (decrease)	7,421	129,598	$ 506,240	$ 6,410,795
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	68	48	2,548	2,376
Shares redeemed	(764)	-	(27,702)	-
Net increase (decrease)	(696)	2,049	$ (25,154)	$ 102,426

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	73	48	2,794	2,395
Shares redeemed	(767)	-	(27,372)	-
Net increase (decrease)	(694)	2,049	$ (24,578)	$ 102,445
Class T
Shares sold	671	2,001	$ 30,925	$ 100,050
Reinvestment of distributions	75	43	2,915	2,173
Shares redeemed	(1,036)	-	(37,010)	-
Net increase (decrease)	(290)	2,044	$ (3,170)	$ 102,223
Class C
Shares sold	-	6,410	$ -	$ 322,141
Reinvestment of distributions	182	83	6,983	4,124
Shares redeemed	(2,189)	(120)	(77,203)	(5,838)
Net increase (decrease)	(2,007)	6,373	$ (70,220)	$ 320,427
Income Replacement 2030
Shares sold	5,662	14,029	$ 238,867	$ 682,104
Reinvestment of distributions	237	72	9,619	3,547
Shares redeemed	(12,457)	(87)	(499,906)	(4,166)
Net increase (decrease)	(6,558)	14,014	$ (251,420)	$ 681,485
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	78	53	2,975	2,627
Shares redeemed	(770)	-	(27,474)	-
Net increase (decrease)	(692)	2,054	$ (24,499)	$ 102,677
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,297	8,485	$ 200,000	$ 428,673
Reinvestment of distributions	286	158	11,007	7,859
Shares redeemed	(8,676)	-	(351,549)	-
Net increase (decrease)	(4,093)	8,643	$ (140,542)	$ 436,532
Class T
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	78	43	2,968	2,138
Shares redeemed	(768)	-	(27,006)	-
Net increase (decrease)	(690)	2,044	$ (24,038)	$ 102,197
Class C
Shares sold	1,093	2,001	$ 45,000	$ 100,059
Reinvestment of distributions	91	34	3,391	1,688
Shares redeemed	(2,085)	-	(67,945)	-
Net increase (decrease)	(901)	2,035	$ (19,554)	$ 101,747
Income Replacement 2032
Shares sold	21,940	18,568	$ 841,705	$ 934,542
Reinvestment of distributions	449	96	17,218	4,859
Shares redeemed	(6,141)	(2,950)	(214,625)	(142,310)
Net increase (decrease)	16,248	15,714	$ 644,298	$ 797,091
Institutional Class
Shares sold	-	2,001	$ -	$ 100,059
Reinvestment of distributions	88	52	3,330	2,594
Shares redeemed	(773)	-	(27,211)	-
Net increase (decrease)	(685)	2,053	$ (23,881)	$ 102,653

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	3,214	$ -	$ 158,381
Reinvestment of distributions	89	55	3,391	2,727
Shares redeemed	(1,504)	(289)	(53,458)	(14,048)
Net increase (decrease)	(1,415)	2,980	$ (50,067)	$ 147,060
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	58	42	2,202	2,108
Shares redeemed	(761)	-	(26,682)	-
Net increase (decrease)	(703)	2,043	$ (24,480)	$ 102,158
Class C
Shares sold	824	2,001	$ 34,000	$ 100,050
Reinvestment of distributions	46	33	1,781	1,652
Shares redeemed	(1,880)	-	(67,548)	-
Net increase (decrease)	(1,010)	2,034	$ (31,767)	$ 101,702
Income Replacement 2034
Shares sold	36,056	11,938	$ 1,410,731	$ 589,565
Reinvestment of distributions	482	100	18,396	4,987
Shares redeemed	(8,010)	(145)	(280,721)	(7,028)
Net increase (decrease)	28,528	11,893	$ 1,148,406	$ 587,524
Institutional Class
Shares sold	2,039	2,001	$ 95,000	$ 100,050
Reinvestment of distributions	111	51	4,233	2,559
Shares redeemed	(1,522)	-	(53,366)	-
Net increase (decrease)	628	2,052	$ 45,867	$ 102,609
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	78	44	2,758	2,195
Shares redeemed	(767)	-	(26,498)	-
Net increase (decrease)	(689)	2,045	$ (23,740)	$ 102,245
Class T
Shares sold	437	8,360	$ 16,380	$ 427,487
Reinvestment of distributions	186	59	6,459	2,995
Shares redeemed	(2,221)	(139)	(74,730)	(6,726)
Net increase (decrease)	(1,598)	8,280	$ (51,891)	$ 423,756
Class C
Shares sold	2,310	2,001	$ 92,634	$ 100,050
Reinvestment of distributions	80	30	2,800	1,518
Shares redeemed	(1,505)	-	(49,938)	-
Net increase (decrease)	885	2,031	$ 45,496	$ 101,568
Income Replacement 2036
Shares sold	726	30,339	$ 32,500	$ 1,531,859
Reinvestment of distributions	370	136	12,836	6,842
Shares redeemed	(6,424)	(9,217)	(222,147)	(447,459)
Net increase (decrease)	(5,328)	21,258	$ (176,811)	$ 1,091,242
Institutional Class
Shares sold	-	2,505	$ -	$ 125,551
Reinvestment of distributions	104	60	3,664	3,020
Shares redeemed	(959)	(10)	(33,160)	(477)
Net increase (decrease)	(855)	2,555	$ (29,496)	$ 128,094

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	2,129	2,001	$ 75,810	$ 100,050
Reinvestment of distributions	78	16	2,676	745
Shares redeemed	(1,283)	-	(43,654)	-
Net increase (decrease)	924	2,017	$ 34,832	$ 100,795
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	55	13	1,899	610
Shares redeemed	(604)	-	(20,566)	-
Net increase (decrease)	(549)	2,014	$ (18,667)	$ 100,660
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	45	8	1,551	363
Shares redeemed	(601)	-	(20,438)	-
Net increase (decrease)	(556)	2,009	$ (18,887)	$ 100,413
Income Replacement 2038
Shares sold	8,548	26,117	$ 312,614	$ 1,244,662
Reinvestment of distributions	333	24	11,339	1,115
Shares redeemed	(3,764)	(1,352)	(133,653)	(62,898)
Net increase (decrease)	5,117	24,789	$ 190,300	$ 1,182,879
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	65	19	2,246	878
Shares redeemed	(608)	-	(20,399)	-
Net increase (decrease)	(543)	2,020	$ (18,153)	$ 100,928
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	61	17	2,117	799
Shares redeemed	(606)	-	(20,534)	-
Net increase (decrease)	(545)	2,018	$ (18,417)	$ 100,849
Class T
Shares sold	1,587	2,913	$ 60,003	$ 143,477
Reinvestment of distributions	109	16	3,744	766
Shares redeemed	(1,999)	-	(66,297)	-
Net increase (decrease)	(303)	2,929	$ (2,550)	$ 144,243
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	46	8	1,589	397
Shares redeemed	(601)	-	(20,340)	-
Net increase (decrease)	(555)	2,009	$ (18,751)	$ 100,447
Income Replacement 2040
Shares sold	5,464	13,341	$ 205,995	$ 638,742
Reinvestment of distributions	293	45	10,040	2,091
Shares redeemed	(9,085)	(172)	(305,194)	(8,085)
Net increase (decrease)	(3,328)	13,214	$ (89,159)	$ 632,748
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	66	20	2,287	932
Shares redeemed	(608)	-	(20,599)	-
Net increase (decrease)	(542)	2,021	$ (18,312)	$ 100,982

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2009	2008 A	2009	2008 A
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,068	2,001	$ 34,898	$ 100,050
Reinvestment of distributions	68	17	2,330	781
Shares redeemed	(879)	-	(29,788)	-
Net increase (decrease)	257	2,018	$ 7,440	$ 100,831
Class T
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	55	14	1,881	648
Shares redeemed	(604)	-	(20,417)	-
Net increase (decrease)	(549)	2,015	$ (18,536)	$ 100,698
Class C
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	45	8	1,536	381
Shares redeemed	(600)	-	(20,287)	-
Net increase (decrease)	(555)	2,009	$ (18,751)	$ 100,431
Income Replacement 2042
Shares sold	20,430	21,824	$ 716,264	$ 1,059,126
Reinvestment of distributions	595	34	20,217	1,577
Shares redeemed	(6,545)	(420)	(223,148)	(19,844)
Net increase (decrease)	14,480	21,438	$ 513,333	$ 1,040,859
Institutional Class
Shares sold	-	2,001	$ -	$ 100,050
Reinvestment of distributions	65	20	2,233	916
Shares redeemed	(608)	-	(20,545)	-
Net increase (decrease)	(543)	2,021	$ (18,312)	$ 100,966

A For the period August 30, 2007 (commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036 Funds and for the period December 31, 2007
(commencement of operations) to July 31, 2008 for Fidelity Income Replacement 2038, 2040, 2042 Funds.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Series Broad Market Opportunities Fund	18%	11%	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2024 Fund	10%
Fidelity Income Replacement 2026 Fund	23%
Fidelity Income Replacement 2030 Fund	25%
Fidelity Income Replacement 2032 Fund	10%
Fidelity Income Replacement 2036 Fund	15%
Fidelity Income Replacement 2038 Fund	14%
Fidelity Income Replacement 2040 Fund	32%
Fidelity Income Replacement 2042 Fund	13%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each of which are funds of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Income Replacement Fund, and review each Income Replacement Fund's performance. If the interests of an Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson and Mr. Kenneally oversee 171 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an FMR affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (44)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Income Replacement 2022
Institutional Class	09/14/09	09/11/09	$0.0	$0.177
Income Replacement 2034
Institutional Class	09/14/09	09/11/09	$0.0	$0.084
Income Replacement 2036
Institutional Class	09/14/09	09/11/09	$0.0	$0.039
Income Replacement 2038
Institutional Class	09/14/09	09/11/09	$0.0	$0.07

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Income Replacement 2034	$273
Income Replacement 2038	$327

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Institutional Class	4.42%
Income Replacement 2018
Institutional Class	4.27%
Income Replacement 2020
Institutional Class	3.79%
Income Replacement 2022
Institutional Class	3.88%
Income Replacement 2024
Institutional Class	3.61%
Income Replacement 2026
Institutional Class	3.30%
Income Replacement 2028
Institutional Class	3.29%
Income Replacement 2030
Institutional Class	3.47%
Income Replacement 2032
Institutional Class	3.50%
Income Replacement 2034
Institutional Class	3.04%
Income Replacement 2036
Institutional Class	3.02%
Income Replacement 2038
Institutional Class	2.88%
Income Replacement 2040
Institutional Class	2.47%
Income Replacement 2042
Institutional Class	2.73%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Income Replacement 2016	Institutional Class
August 2008	11%
September 2008	15%
October 2008	16%
November 2008	15%
December 2008 (Ex-Date 12/26/08)	17%
December 2008 (Ex-Date 12/30/08)	16%
January 2009	7%
February 2009	7%
March 2009	7%
April 2009	7%
May 2009	7%
June 2009	7%
July 2009	7%
Income Replacement 2018	Institutional Class
August 2008	12%
September 2008	17%
October 2008	17%
November 2008	17%
December 2008 (Ex-Date 12/26/08)	17%
December 2008 (Ex-Date 12/30/08)	17%
January 2009	8%
February 2009	8%
March 2009	8%
April 2009	8%
May 2009	8%
June 2009	8%
July 2009	8%

Income Replacement 2020	Institutional Class
August 2008	16%
September 2008	23%
October 2008	24%
November 2008	23%
December 2008 (Ex-Date 12/26/08)	25%
December 2008 (Ex-Date 12/30/08)	25%
January 2009	9%
February 2009	9%
March 2009	9%
April 2009	9%
May 2009	9%
June 2009	9%
July 2009	9%

Income Replacement 2022	Institutional Class
August 2008	16%
September 2008	22%
October 2008	22%
November 2008	22%
December 2008 (Ex-Date 12/26/08)	23%
December 2008 (Ex-Date 12/30/08)	22%
January 2009	10%
February 2009	10%
March 2009	10%
April 2009	10%
May 2009	10%
June 2009	10%
July 2009	10%
Income Replacement 2024	Institutional Class
August 2008	15%
September 2008	21%
October 2008	22%
November 2008	21%
December 2008 (Ex-Date 12/26/08)	24%
December 2008 (Ex-Date 12/30/08)	23%
January 2009	10%
February 2009	10%
March 2009	11%
April 2009	11%
May 2009	10%
June 2009	10%
July 2009	11%

Income Replacement 2026	Institutional Class
August 2008	17%
September 2008	25%
October 2008	27%
November 2008	25%
December 2008 (Ex-Date 12/26/08)	30%
December 2008 (Ex-Date 12/30/08)	29%
January 2009	9%
February 2009	9%
March 2009	10%
April 2009	10%
May 2009	9%
June 2009	9%
July 2009	10%

Income Replacement 2028	Institutional Class
August 2008	19%
September 2008	28%
October 2008	28%
November 2008	28%
December 2008 (Ex-Date 12/26/08)	29%
December 2008 (Ex-Date 12/30/08)	29%
January 2009	11%
February 2009	11%
March 2009	11%
April 2009	11%
May 2009	11%
June 2009	11%
July 2009	11%
Income Replacement 2030	Institutional Class
August 2008	19%
September 2008	29%
October 2008	31%
November 2008	27%
December 2008 (Ex-Date 12/26/08)	34%
December 2008 (Ex-Date 12/30/08)	33%
January 2009	11%
February 2009	11%
March 2009	12%
April 2009	13%
May 2009	11%
June 2009	11%
July 2009	12%

Income Replacement 2032	Institutional Class
August 2008	19%
September 2008	27%
October 2008	28%
November 2008	26%
December 2008 (Ex-Date 12/26/08)	30%
December 2008 (Ex-Date 12/30/08)	29%
January 2009	12%
February 2009	11%
March 2009	12%
April 2009	12%
May 2009	11%
June 2009	12%
July 2009	13%

Income Replacement 2034	Institutional Class
August 2008	29%
September 2008	43%
October 2008	44%
November 2008	43%
December 2008 (Ex-Date 12/26/08)	46%
December 2008 (Ex-Date 12/30/08)	45%
January 2009	13%
February 2009	13%
March 2009	13%
April 2009	13%
May 2009	13%
June 2009	13%
July 2009	13%
Income Replacement 2036	Institutional Class
August 2008	16%
September 2008	24%
October 2008	25%
November 2008	23%
December 2008 (Ex-Date 12/26/08)	26%
December 2008 (Ex-Date 12/30/08)	26%
January 2009	13%
February 2009	13%
March 2009	13%
April 2009	14%
May 2009	13%
June 2009	13%
July 2009	13%

Income Replacement 2038	Institutional Class
August 2008	23%
September 2008	37%
October 2008	38%
November 2008	36%
December 2008 (Ex-Date 12/26/08)	39%
December 2008 (Ex-Date 12/30/08)	38%
January 2009	14%
February 2009	14%
March 2009	14%
April 2009	14%
May 2009	14%
June 2009	14%
July 2009	14%

Income Replacement 2040	Institutional Class
August 2008	21%
September 2008	37%
October 2008	39%
November 2008	37%
December 2008 (Ex-Date 12/26/08)	41%
December 2008 (Ex-Date 12/30/08)	41%
January 2009	13%
February 2009	13%
March 2009	13%
April 2009	14%
May 2009	13%
June 2009	13%
July 2009	14%
Income Replacement 2042	Institutional Class
August 2008	22%
September 2008	37%
October 2008	38%
November 2008	37%
December 2008 (Ex-Date 12/26/08)	39%
December 2008 (Ex-Date 12/30/08)	39%
January 2009	14%
February 2009	14%
March 2009	14%
April 2009	14%
May 2009	14%
June 2009	14%
July 2009	14%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract (the Advisory Contract) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contract involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contract; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contract are fair and reasonable, and that each fund's Advisory Contract should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-UANN-0909
1.848183.101

Fidelity®
Ultra-Short Bond
Fund

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Life of class A
Ultra-Short Bond	-0.70%	-0.92%	-0.17%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Ultra-Short Bond, a class of the fund, on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from Robert Galusza, Portfolio Manager of Fidelity® Ultra-Short Bond Fund: For the year, the fund's Retail Class shares returned -0.70% and the Barclays Capital 6 Month Swap Index gained 3.07%. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. The bulk of the fund's underperformance during the period occurred in the first half and stemmed from its exposure to asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. Although these short-duration instruments were for the most part highly rated (AA or AAA) at the time of issuance, their market values fell amid slowing economic conditions, deteriorating fundamentals and unfavorable supply/demand trends. The fund began to gain ground on the benchmark in the second half, the result of some strategic changes I made to the portfolio. Specifically, I significantly reduced the fund's cash position early last autumn, investing primarily in government agency securities, which outpaced the benchmark, and U.S. Treasury securities, which did not. Later, I also deployed more of the fund's cash position in short-maturity commercial paper and investment-grade corporate securities. Among corporates, positions in banks and insurance companies registered losses. Other corporate holdings - namely industrials - posted positive returns, but their aggregate gains lagged those of the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.66%
Actual		$ 1,000.00	$ 1,004.40	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class T	.69%
Actual		$ 1,000.00	$ 1,004.30	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,005.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,005.00	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification
As of July 31, 2009	As of January 31, 2009
U.S. Government and U.S. Government Agency Obligations† 53.6%	U.S. Government and U.S. Government Agency Obligations 48.4%
AAA 7.1%	AAA 5.2%
AA 3.3%	AA 3.5%
A 4.9%	A 2.2%
BBB 2.5%	BBB 1.2%
BB and Below 0.8%	BB and Below 1.1%
Not Rated 0.8%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 27.0%	Short-Term Investments and Net Other Assets 38.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2009
6 months ago
Years	1.0	1.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Corporate Bonds 9.3%		Corporate Bonds 6.0%
	U.S. Government and U.S. Government Agency Obligations† 53.6%		U.S. Government and U.S. Government Agency Obligations 48.4%
	Asset-Backed Securities 8.8%		Asset-Backed Securities 3.9%
	CMOs and Other Mortgage Related Securities 1.3%		CMOs and Other Mortgage Related Securities 3.3%
	Short-Term Investments and Net Other Assets 27.0%		Short-Term Investments and Net Other Assets 38.4%
* Foreign investments	11.0%	** Foreign investments	5.9%
* Futures and Swaps	8.7%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,020,230
CONSUMER STAPLES - 0.4%
Household Products - 0.4%
Procter & Gamble International Funding SCA 0.9963% 5/7/10 (d)	1,000,000	998,598
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4.625% 10/15/09	750,000	752,037
FINANCIALS - 5.7%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 0.7513% 2/23/10 (d)	1,500,000	1,500,144
Commercial Banks - 2.1%
American Express Bank FSB 0.345% 4/26/10 (d)	315,000	311,510
Sovereign Bank 2.7375% 8/1/13 (d)	500,000	420,222
Wells Fargo & Co.:
0.7294% 9/15/09 (d)	2,200,000	2,201,078
0.7819% 9/23/09 (d)	2,000,000	2,001,484
		4,934,294
Consumer Finance - 0.1%
Capital One Financial Corp. 0.93% 9/10/09 (d)	315,000	314,670
Diversified Financial Services - 0.7%
BP Capital Markets PLC 1.6144% 3/17/11 (d)	1,500,000	1,517,078
Insurance - 0.6%
Metropolitan Life Global Funding I 1.3575% 6/25/10 (a)(d)	1,500,000	1,490,360
Real Estate Investment Trusts - 0.6%
Simon Property Group LP:
4.6% 6/15/10	525,000	534,938
4.875% 8/15/10	735,000	752,956
		1,287,894
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	2,005,120
TOTAL FINANCIALS		13,049,560
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Merck & Co., Inc. 1.875% 6/30/11	$ 378,000	$ 381,026
Pfizer, Inc. 2.5794% 3/15/11 (d)	1,000,000	1,030,126
		1,411,152
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	290,196
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 4% 1/15/10	1,500,000	1,510,659
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 3.75% 5/20/11 (a)	683,000	703,564
TOTAL TELECOMMUNICATION SERVICES		2,214,223
UTILITIES - 0.7%
Electric Utilities - 0.7%
Pacific Gas & Electric Co. 1.5975% 6/10/10 (d)	1,000,000	1,004,545
Pepco Holdings, Inc. 4% 5/15/10	500,000	502,535
		1,507,080
TOTAL NONCONVERTIBLE BONDS (Cost $21,164,690)		21,243,076
U.S. Government and Government Agency Obligations - 55.5%

U.S. Government Agency Obligations - 28.0%
Fannie Mae:
0% 9/25/09	20,000,000	19,995,880
0% 11/6/09	5,000,000	4,997,360
3.25% 2/10/10	16,000,000	16,238,176
Freddie Mac:
1.625% 4/26/11	11,000,000	11,097,559
4.875% 2/9/10	11,500,000	11,766,731
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		64,095,706
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.29% 11/19/09 to 11/27/09 (c)	20,000,000	19,987,710
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1% 7/31/11	$ 2,440,000	$ 2,433,900
1.125% 6/30/11	1,929,000	1,930,659
3.5% 8/15/09	30,000,000	30,030,480
TOTAL U.S. TREASURY OBLIGATIONS		54,382,749
Other Government Related - 3.8%
Bank of America Corp. 0.7913% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,513,877
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	691,980
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	471,165
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	878,608
Goldman Sachs Group, Inc.:
1.2063% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,017,224
1.7% 3/15/11 (FDIC Guaranteed) (b)	1,000,000	1,011,477
JPMorgan Chase & Co. 0.7413% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,002,992
TOTAL OTHER GOVERNMENT RELATED		8,587,323
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $126,784,439)		127,065,778
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.2%
3.384% 5/1/35 (d)	449,403	460,352
3.828% 7/1/35 (d)	1,198,116	1,227,291
4.128% 6/1/35 (d)	1,885,768	1,928,712
4.253% 3/1/37 (d)	854,281	883,878
4.287% 11/1/34 (d)	234,815	240,418
4.489% 10/1/35 (d)	1,926,568	1,989,201
4.528% 12/1/34 (d)	977,636	1,000,026
4.686% 11/1/34 (d)	941,752	969,644
4.925% 7/1/35 (d)	899,525	928,279
TOTAL FANNIE MAE		9,627,801
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 2.2%
4.034% 6/1/35 (d)	$ 1,239,591	$ 1,277,398
4.431% 2/1/35 (d)	946,304	976,534
4.488% 4/1/35 (d)	1,832,121	1,878,327
4.702% 11/1/35 (d)	860,707	894,201
TOTAL FREDDIE MAC		5,026,460
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,561,529)		14,654,261
Asset-Backed Securities - 8.8%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.785% 2/25/34 (d)(e)	34,856	31,723
Series 2006-HE2:
Class M3, 0.625% 5/25/36 (d)(e)	240,000	4,352
Class M4, 0.685% 5/25/36 (d)(e)	107,593	1,877
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.945% 11/25/34 (d)(e)	497,537	202,019
Series 2004-R9 Class M2, 0.935% 10/25/34 (d)(e)	720,000	376,016
Bank America Auto Trust Series 2009-1A 1.7% 12/15/11 (a)	1,000,000	1,001,621
Bank of America Credit Card Master Trust Series 2008-A9 Class A9, 4.07% 7/16/12	2,000,000	2,027,475
BMW Vehicle Lease Trust Series 2009-1 Class A2, 2.04% 4/15/11	2,000,000	2,006,953
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,503,176
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7388% 7/20/39 (a)(d)	265,000	53,000
Class B, 1.0388% 7/20/39 (a)(d)	140,000	16,800
Class C, 1.3888% 7/20/39 (a)(d)	180,000	14,400
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4688% 5/20/17 (a)(d)	220,973	176,959
Chase Issuance Trust:
Series 2007-14 Class A, 0.5381% 9/15/11 (d)	2,000,000	1,999,627
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	781,555
Series 2009-A6 Class A6, 1.1388% 7/16/12 (d)	2,000,000	2,000,000
CNH Equipment Trust Series 2005-B Class A4A, 0.3481% 5/16/11 (d)	577,402	575,947
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.6013% 5/28/35 (d)	$ 80,751	$ 47,148
Class AB3, 0.7593% 5/28/35 (d)	32,052	17,480
Ford Credit Auto Owner Trust Series 2009-B Class A2, 2.4604% 11/15/11	100,000	99,206
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.965% 1/25/35 (d)(e)	125,000	12,416
Series 2006-A Class M4, 0.685% 5/25/36 (d)(e)	441,236	4,525
GSAMP Trust:
Series 2003-FM1 Class M1, 1.5188% 3/20/33 (d)(e)	366,915	255,007
Series 2006-NC2 Class M4, 0.635% 6/25/36 (d)(e)	201,582	1,287
Series 2007-HE1 Class M1, 0.535% 3/25/47 (d)(e)	335,000	12,356
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.365% 5/25/30 (a)(d)	650,741	97,611
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.165% 2/25/33 (d)(e)	14	3
Series 2003-5 Class A2, 0.985% 12/25/33 (d)(e)	10,566	3,673
Series 2003-7 Class A2, 1.045% 3/25/34 (d)	2,079	828
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	220,000	221,406
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	999,860
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.3081% 8/15/12 (d)	2,500,000	2,484,064
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.755% 8/25/35 (d)(e)	39,863	29,980
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.625% 8/25/34 (d)(e)	65,756	12,949
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.265% 2/25/33 (d)(e)	14,114	11,586
Nissan Auto Lease Trust Series 2009-A Class A2, 2.01% 4/15/11	140,000	140,449
Ocala Funding LLC Series 2006-1A Class A, 1.6888% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.735% 9/25/34 (d)(e)	435,000	44,274
Series 2004-WWF1 Class M4, 1.385% 1/25/35 (d)(e)	945,000	165,820
Series 2005-WCH1 Class M3, 0.845% 1/25/35 (d)(e)	425,000	199,967
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.085% 4/25/33 (d)	1,451	654
SLMA Student Loan Trust Series 2004-10 Class A3, 0.5938% 10/25/16 (d)	383,625	383,081
Structured Asset Securities Corp. Series 2007-GEL1 Class A2, 0.475% 1/25/37 (a)(d)(e)	1,000,000	279,322
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.145% 9/25/34 (d)(e)	$ 21,802	$ 6,406
Series 2003-6HE Class A1, 0.755% 11/25/33 (d)(e)	17,086	5,943
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	180,000	181,817
Class A3, 3.41% 4/16/12	1,000,000	1,014,583
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	170,000	176,222
Series 2007-A5A Class A5, 1.0381% 10/15/14 (a)(d)	40,000	39,771
TOTAL ASSET-BACKED SECURITIES (Cost $27,728,806)		20,080,244
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.2%
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-10 Class 5A2, 0.605% 1/25/36 (d)	606,257	303,664
Series 2005-2 Class 6M2, 0.765% 6/25/35 (d)	1,375,000	140,546
Series 2005-5 Class 6A2, 0.515% 9/25/35 (d)	352,429	195,893
Series 2005-8 Class 7A2, 0.565% 11/25/35 (d)	269,720	152,547
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.025% 6/25/34 (d)	13,761	7,638
Series 2004-AR6 Class 9A2, 1.025% 10/25/34 (d)	20,510	12,040
Series 2004-AR7 Class 6A2, 1.045% 8/25/34 (d)	23,765	12,999
Series 2004-AR8 Class 8A2, 1.045% 9/25/34 (d)	17,577	11,831
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.445% 3/25/37 (d)	1,375,000	492,811
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (d)	49,670	24,472
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.615% 12/20/34 (d)	374,928	164,891
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.025% 3/25/35 (d)	190,058	63,080
Series 2005-1:
Class M4, 1.035% 4/25/35 (d)	27,747	2,270
Class M5, 1.055% 4/25/35 (d)	6,029	682
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.675% 9/26/45 (a)(d)	307,246	142,617
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.775% 11/25/34 (d)	23,220	11,049
Series 2005-1 Class 1A1, 0.555% 2/25/35 (d)	32,998	18,390
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 2.1613% 3/25/28 (d)	$ 18,324	$ 12,098
Series 2005-B Class A2, 1.4% 7/25/30 (d)	180,767	126,938
Series 2006-MLN1 Class M4, 0.645% 7/25/37 (d)(e)	1,015,000	4,205
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.3635% 9/19/35 (d)	233,997	161,290
Sequoia Mortgage Trust floater Series 2004-7 Class A3B, 2.1388% 7/20/34 (d)	209,969	122,340
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.085% 9/25/36 (d)(e)	305,428	5,005
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.685% 9/25/33 (a)(d)	52,844	25,086
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5138% 9/25/36 (d)	1,000,000	395,928
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.365% 9/25/46 (d)	52,273	50,825
TOTAL PRIVATE SPONSOR		2,661,135
U.S. Government Agency - 0.4%
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	949,020	976,641
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,126,729)		3,637,776
Commercial Mortgage Securities - 0.1%

Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.489% 7/15/19 (a)(d)	570,000	57,000
Series 2007-XLFA Class B, 0.419% 10/15/20 (a)(d)	440,000	158,400
Series 2007-XLC1:
Class C, 0.8881% 7/17/17 (a)(d)	803,413	40,171
Class D, 0.9881% 7/17/17 (a)(d)	378,077	18,904
Class E, 1.0881% 7/17/17 (a)(d)	305,370	15,268
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.765% 3/24/18 (a)(d)	48,766	43,889
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,534,165)		333,632
Certificates of Deposit - 7.4%
	Principal Amount	Value
Bank Tokyo-Mitsubishi UFJ Ltd. yankee 0.45% 10/1/09	$ 2,000,000	$ 1,999,999
BNP Paribas SA yankee 0.84% 2/16/10	2,000,000	2,003,760
Calyon SA yankee 0.58% 11/20/09	2,000,000	2,000,805
Commonwealth Bank of Australia yankee 0.34% 8/28/09	2,000,000	2,000,218
Credit Industriel et Commercial euro 0.74% 9/4/09	2,000,000	2,000,757
Lloyds TSB Bank PLC yankee 0.89% 8/10/09	3,000,000	3,000,491
Sumitomo Mitsui Banking Corp. yankee 0.55% 1/29/10	2,000,000	1,998,488
UBS AG yankee 0.71% 9/2/09	2,000,000	2,000,659
TOTAL CERTIFICATES OF DEPOSIT (Cost $17,001,047)		17,005,177
Commercial Paper - 7.9%

Emerald Notes (BA Credit Card Trust) 1.3% 8/12/09	2,000,000	1,999,618
Fortis Funding LLC yankee 0.57% 1/19/10	2,000,000	1,992,594
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.9% 1/25/10	2,000,000	1,992,000
1.04% 8/7/09	2,000,000	1,999,922
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	3,000,000	2,999,817
Societe Generale North America, Inc. yankee 0.44% 1/25/10	2,000,000	1,992,000
UniCredito Italiano Bank (Ireland) PLC yankee 0.89% 9/3/09	2,000,000	1,999,367
Vodafone Group PLC yankee 0.95% 8/28/09	2,000,000	1,999,264
WellPoint, Inc. 1.4% 8/12/09	1,000,000	999,860
TOTAL COMMERCIAL PAPER (Cost $17,975,655)		17,974,442
Cash Equivalents - 3.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $7,411,000)	7,411,119	7,411,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $244,288,060)		229,405,386
NET OTHER ASSETS - (0.2)%		(352,972)
NET ASSETS - 100%		$ 229,052,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	Sept. 2009	$ 19,975,250	$ 39,191
19 Eurodollar 90 Day Index Contracts	Dec. 2009	18,966,275	28,895
19 Eurodollar 90 Day Index Contracts	March 2010	18,953,213	9,756
TOTAL EURODOLLAR CONTRACTS			$ 77,842

The face value of futures purchased as a percentage of net assets - 25.3%
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,908,015 or 2.1% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,587,323 or 3.8% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $89,947.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $1,670,711 or 0.7% of net assets.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,411,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 333,626
Barclays Capital, Inc.	1,292,204
Credit Suisse Securities (USA) LLC	338,993
Deutsche Bank Securities, Inc.	1,085,452
HSBC Securities (USA), Inc.	1,412,151
ING Financial Markets LLC	1,550,647
J.P. Morgan Securities, Inc.	234,943
Mizuho Securities USA, Inc.	258,441
Morgan Stanley & Co., Inc.	258,441
Societe Generale, New York Branch	646,102
$ 7,411,000
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 20,080,244	$ -	$ 18,708,448	$ 1,371,796
Cash Equivalents	7,411,000	-	7,411,000	-
Certificates of Deposit	17,005,177	-	17,005,177	-
Collateralized Mortgage Obligations	3,637,776	-	3,628,566	9,210
Commercial Mortgage Securities	333,632	-	158,400	175,232
Commercial Paper	17,974,442	-	17,974,442	-
Corporate Bonds	21,243,076	-	21,243,076	-
U.S. Government Agency - Mortgage Securities	14,654,261	-	14,654,261	-
U.S. Government and Government Agency Obligations	127,065,778	-	127,065,778	-
Total Investments in Securities:	$ 229,405,386	$ -	$ 227,849,148	$ 1,556,238
Derivative Instruments:
Assets
Futures Contracts	$ 77,842	$ 77,842	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(348,827)
Total Unrealized Gain (Loss)	(2,656,676)
Cost of Purchases	-
Proceeds of Sales	(849,304)
Amortization/Accretion	(748,146)
Transfer in/out of Level 3	1,491,871
Ending Balance	$ 1,556,238
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (3,187,326)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 77,842	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.9%
France	2.7%
Japan	1.6%
Luxembourg	1.1%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $112,019,924 of which $1,917,431, $518,690, $12,186,304 and $97,397,499 will expire on July 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $5,182,204 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $7,411,000) - See accompanying schedule: Unaffiliated issuers (cost $244,288,060)		$ 229,405,386
Cash		1,534,181
Receivable for investments sold		813,288
Receivable for fund shares sold		243,641
Interest receivable		1,280,420
Receivable for daily variation on futures contracts		5,963
Other receivables		9
Total assets		233,282,888

Liabilities
Payable for investments purchased	$ 3,907,665
Payable for fund shares redeemed	231,240
Distributions payable	3,592
Accrued management fee	60,763
Distribution fees payable	1,436
Other affiliated payables	25,778
Total liabilities		4,230,474

Net Assets		$ 229,052,414
Net Assets consist of:
Paid in capital		$ 361,114,908
Undistributed net investment income		22,307
Accumulated undistributed net realized gain (loss) on investments		(117,279,969)
Net unrealized appreciation (depreciation) on investments		(14,804,832)
Net Assets		$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,033,149 ÷ 990,786 shares)	$ 8.11

Maximum offering price per share (100/98.50 of $8.11)	$ 8.23
Class T: Net Asset Value and redemption price per share ($3,114,342 ÷ 384,092 shares)	$ 8.11

Maximum offering price per share (100/98.50 of $8.11)	$ 8.23
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($217,281,786 ÷ 26,796,067 shares)	$ 8.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($623,137 ÷ 76,852 shares)	$ 8.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2009

Investment Income
Interest		$ 4,718,444

Expenses
Management fee	$ 836,598
Transfer agent fees	272,094
Distribution fees	17,193
Fund wide operations fee	79,195
Independent trustees' compensation	977
Miscellaneous	1,244
Total expenses before reductions	1,207,301
Expense reductions	(19,557)	1,187,744
Net investment income		3,530,700
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,284,002)
Investment not meeting investment restrictions	(628)
Futures contracts	21,347
Payment from investment advisor for loss on investment not meeting investment restrictions	628
Total net realized gain (loss)		(5,262,655)
Change in net unrealized appreciation (depreciation) on: Investment securities	(766,263)
Futures contracts	77,842
Total change in net unrealized appreciation (depreciation)		(688,421)
Net gain (loss)		(5,951,076)
Net increase (decrease) in net assets resulting from operations		$ (2,420,376)
See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,530,700	$ 23,829,101
Net realized gain (loss)	(5,262,655)	(112,616,866)
Change in net unrealized appreciation (depreciation)	(688,421)	7,018,810
Net increase (decrease) in net assets resulting from operations	(2,420,376)	(81,768,955)
Distributions to shareholders from net investment income	(2,968,803)	(21,041,939)
Distributions to shareholders from return of capital	(102,250)	(2,083,483)
Total distributions	(3,071,053)	(23,125,422)
Share transactions - net increase (decrease)	(90,642,364)	(571,462,575)
Redemption fees	12,962	64,200
Total increase (decrease) in net assets	(96,120,831)	(676,292,752)

Net Assets
Beginning of period	325,173,245	1,001,465,997
End of period (including undistributed net investment income of $22,307 and distributions in excess of net investment income of $535,314, respectively)	$ 229,052,414	$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.091	.384	.493	.400	.223
Net realized and unrealized gain (loss)	(.167)	(1.612)	(.198)	(.009)	(.026)
Total from investment operations	(.076)	(1.228)	.295	.391	.197
Distributions from net investment income	(.071)	(.294)	(.495)	(.401)	(.214)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.039)	-	-	-
Total distributions	(.074)	(.333)	(.495)	(.401)	(.217)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return A, B, C	(.92)%	(12.71)%	2.97%	3.97%	1.98%
Ratios to Average Net Assets E
Expenses before reductions	.68%	.67%	.66%	.70%	.78%
Expenses net of fee waivers, if any	.68%	.67%	.66%	.70%	.70%
Expenses net of all reductions	.67%	.66%	.66%	.70%	.70%
Net investment income	1.13%	4.26%	4.96%	4.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,033	$ 6,268	$ 13,735	$ 4,553	$ 2,557
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.090	.377	.491	.404	.222
Net realized and unrealized gain (loss)	(.168)	(1.607)	(.199)	(.011)	(.025)
Total from investment operations	(.078)	(1.230)	.292	.393	.197
Distributions from net investment income	(.069)	(.292)	(.492)	(.403)	(.214)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.039)	-	-	-
Total distributions	(.072)	(.331)	(.492)	(.403)	(.217)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return A, B, C	(.94)%	(12.72)%	2.95%	4.00%	1.98%
Ratios to Average Net Assets E
Expenses before reductions	.69%	.69%	.69%	.68%	.77%
Expenses net of fee waivers, if any	.69%	.69%	.69%	.68%	.70%
Expenses net of all reductions	.69%	.69%	.69%	.68%	.70%
Net investment income	1.11%	4.23%	4.93%	4.03%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114	$ 2,910	$ 4,818	$ 4,624	$ 4,044
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income C	.111	.404	.516	.427	.241
Net realized and unrealized gain (loss)	(.169)	(1.603)	(.210)	(.011)	(.026)
Total from investment operations	(.058)	(1.199)	.306	.416	.215
Distributions from net investment income	(.088)	(.310)	(.516)	(.426)	(.232)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.004)	(.042)	-	-	-
Total distributions	(.092)	(.352)	(.516)	(.426)	(.235)
Redemption fees added to paid in capital C	- E	.001	- E	- E	- E
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return A, B	(.70)%	(12.42)%	3.09%	4.23%	2.16%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.53%
Expenses net of all reductions	.44%	.45%	.45%	.45%	.53%
Net investment income	1.36%	4.47%	5.17%	4.26%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,282	$ 315,401	$ 974,602	$ 850,329	$ 906,644
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income C	.102	.416	.510	.420	.240
Net realized and unrealized gain (loss)	(.168)	(1.619)	(.206)	(.008)	(.026)
Total from investment operations	(.066)	(1.203)	.304	.412	.214
Distributions from net investment income	(.081)	(.306)	(.514)	(.422)	(.231)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.042)	-	-	-
Total distributions	(.084)	(.348)	(.514)	(.422)	(.234)
Redemption fees added to paid in capital C	- E	.001	- E	- E	- E
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return A, B	(.80)%	(12.46)%	3.06%	4.19%	2.15%
Ratios to Average Net AssetsD
Expenses before reductions	.58%	.48%	.48%	.49%	.58%
Expenses net of fee waivers, if any	.55%	.48%	.48%	.49%	.55%
Expenses net of all reductions	.54%	.48%	.48%	.49%	.55%
Net investment income	1.26%	4.44%	5.14%	4.22%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623	$ 594	$ 8,312	$ 1,987	$ 509
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, U.S. government and government agency obligations and commercial paper, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

For the periods ended July 31, 2009 and 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2009 calendar year will be reported to shareholders prior to February 1, 2010.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 805,216
Unrealized depreciation	(15,548,226)
Net unrealized appreciation (depreciation)	$ (14,743,010)
Capital loss carryforward	$ (112,019,924)
Cost for federal income tax purposes	$ 244,148,396

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 2,968,803	$ 21,041,939
Tax Return of Capital	102,250	2,083,483
Total	$ 3,071,053	$ 23,125,422

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any

Annual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 21,347	$ 77,842
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 21,347	$ 77,842

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $21,347 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $77,842 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $36,381,392 and $27,598,915, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,172	$ 173
Class T	0%	.15%	5,021	22
			$ 17,193	$ 195

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,300

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 14,515.18
Class T	6,511.19
Ultra-Short Bond	250,091.10
Institutional Class	977.23
	$ 272,094

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,244 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Institutional Class	.55%	$ 137

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $19,420.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Class A	$ 67,967	$ 359,417
Class T	28,236	130,879
Ultra-Short Bond	2,868,327	20,438,784
Institutional Class	4,273	112,859
Total	$ 2,968,803	$ 21,041,939
Tax Return of Capital
Class A	$ 2,789	$ 32,925
Class T	1,095	14,892
Ultra-Short Bond	98,214	2,029,576
Institutional Class	152	6,090
Total	$ 102,250	$ 2,083,483

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2009	2008	2009	2008
Class A
Shares sold	1,050,621	716,050	$ 8,574,995	$ 6,452,492
Reinvestment of distributions	7,386	25,165	60,113	225,078
Shares redeemed	(826,248)	(1,381,271)	(6,724,916)	(12,368,618)
Net increase (decrease)	231,759	(640,056)	$ 1,910,192	$ (5,691,048)
Class T
Shares sold	223,720	400,564	$ 1,825,052	$ 3,634,901
Reinvestment of distributions	3,320	14,754	27,039	132,908
Shares redeemed	(195,329)	(553,763)	(1,586,346)	(5,029,354)
Net increase (decrease)	31,711	(138,445)	$ 265,745	$ (1,261,545)
Ultra-Short Bond
Shares sold	5,376,826	14,463,915	$ 43,743,623	$ 130,144,280
Reinvestment of distributions	349,007	2,308,926	2,845,061	20,889,307
Shares redeemed	(17,117,727)	(77,883,469)	(139,442,451)	(708,372,416)
Net increase (decrease)	(11,391,894)	(61,110,628)	$ (92,853,767)	$ (557,338,829)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2009	2008	2009	2008
Institutional Class
Shares sold	91,811	60,495	$ 743,473	$ 554,201
Reinvestment of distributions	213	5,295	1,735	48,480
Shares redeemed	(87,044)	(840,939)	(709,742)	(7,773,834)
Net increase (decrease)	4,980	(775,149)	$ 35,466	$ (7,171,153)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson, Mr. Curvey, and Mr. Kenneally oversee 171, 392, and 171 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 30.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,630,986 of distributions paid during the period January 1, 2009 to July 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Delaware

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Illinois

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Indiana

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Kansas

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Maine

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Maryland

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610 York Road
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Massachusetts

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Boston, MA

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Boston, MA

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44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
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43420 Grand River Avenue
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Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
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Missouri

1524 South Lindbergh Blvd.
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Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
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35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
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350 Park Avenue
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733 Third Avenue
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11 Penn Plaza
New York, NY

2070 Broadway
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799 Central Park Avenue
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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
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Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

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The Woodlands, TX

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Irving, TX

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Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
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Washington

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Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ULB-UANN-0909
1.789713.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Class A and Class T

Annual Report

July 31, 2009

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 1.50% sales charge) B	-2.41%	-1.44%	-0.55%
Class T (incl. 1.50% sales charge) C	-2.43%	-1.45%	-0.56%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Class A on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 6 Month Swap Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund: For the year, the fund's Class A and Class T shares returned -0.92% and -0.94%, respectively (excluding sales charges), while the Barclays Capital 6 Month Swap Index gained 3.07%. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. The bulk of the fund's underperformance during the period occurred in the first half and stemmed from its exposure to asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. Although these short-duration instruments were for the most part highly rated (AA or AAA) at the time of issuance, their market values fell amid slowing economic conditions, deteriorating fundamentals and unfavorable supply/demand trends. The fund began to gain ground on the benchmark in the second half, the result of some strategic changes I made to the portfolio. Specifically, I significantly reduced the fund's cash position early last autumn, investing primarily in government agency securities, which outpaced the benchmark, and U.S. Treasury securities, which did not. Later, I also deployed more of the fund's cash position in short-maturity commercial paper and investment-grade corporate securities. Among corporates, positions in banks and insurance companies registered losses. Other corporate holdings - namely industrials - posted positive returns, but their aggregate gains lagged those of the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.66%
Actual		$ 1,000.00	$ 1,004.40	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class T	.69%
Actual		$ 1,000.00	$ 1,004.30	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,005.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,005.00	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification
As of July 31, 2009	As of January 31, 2009
U.S. Government and U.S. Government Agency Obligations† 53.6%	U.S. Government and U.S. Government Agency Obligations 48.4%
AAA 7.1%	AAA 5.2%
AA 3.3%	AA 3.5%
A 4.9%	A 2.2%
BBB 2.5%	BBB 1.2%
BB and Below 0.8%	BB and Below 1.1%
Not Rated 0.8%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 27.0%	Short-Term Investments and Net Other Assets 38.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2009
6 months ago
Years	1.0	1.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Corporate Bonds 9.3%		Corporate Bonds 6.0%
	U.S. Government and U.S. Government Agency Obligations† 53.6%		U.S. Government and U.S. Government Agency Obligations 48.4%
	Asset-Backed Securities 8.8%		Asset-Backed Securities 3.9%
	CMOs and Other Mortgage Related Securities 1.3%		CMOs and Other Mortgage Related Securities 3.3%
	Short-Term Investments and Net Other Assets 27.0%		Short-Term Investments and Net Other Assets 38.4%
* Foreign investments	11.0%	** Foreign investments	5.9%
* Futures and Swaps	8.7%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,020,230
CONSUMER STAPLES - 0.4%
Household Products - 0.4%
Procter & Gamble International Funding SCA 0.9963% 5/7/10 (d)	1,000,000	998,598
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4.625% 10/15/09	750,000	752,037
FINANCIALS - 5.7%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 0.7513% 2/23/10 (d)	1,500,000	1,500,144
Commercial Banks - 2.1%
American Express Bank FSB 0.345% 4/26/10 (d)	315,000	311,510
Sovereign Bank 2.7375% 8/1/13 (d)	500,000	420,222
Wells Fargo & Co.:
0.7294% 9/15/09 (d)	2,200,000	2,201,078
0.7819% 9/23/09 (d)	2,000,000	2,001,484
		4,934,294
Consumer Finance - 0.1%
Capital One Financial Corp. 0.93% 9/10/09 (d)	315,000	314,670
Diversified Financial Services - 0.7%
BP Capital Markets PLC 1.6144% 3/17/11 (d)	1,500,000	1,517,078
Insurance - 0.6%
Metropolitan Life Global Funding I 1.3575% 6/25/10 (a)(d)	1,500,000	1,490,360
Real Estate Investment Trusts - 0.6%
Simon Property Group LP:
4.6% 6/15/10	525,000	534,938
4.875% 8/15/10	735,000	752,956
		1,287,894
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	2,005,120
TOTAL FINANCIALS		13,049,560
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Merck & Co., Inc. 1.875% 6/30/11	$ 378,000	$ 381,026
Pfizer, Inc. 2.5794% 3/15/11 (d)	1,000,000	1,030,126
		1,411,152
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	290,196
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 4% 1/15/10	1,500,000	1,510,659
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 3.75% 5/20/11 (a)	683,000	703,564
TOTAL TELECOMMUNICATION SERVICES		2,214,223
UTILITIES - 0.7%
Electric Utilities - 0.7%
Pacific Gas & Electric Co. 1.5975% 6/10/10 (d)	1,000,000	1,004,545
Pepco Holdings, Inc. 4% 5/15/10	500,000	502,535
		1,507,080
TOTAL NONCONVERTIBLE BONDS (Cost $21,164,690)		21,243,076
U.S. Government and Government Agency Obligations - 55.5%

U.S. Government Agency Obligations - 28.0%
Fannie Mae:
0% 9/25/09	20,000,000	19,995,880
0% 11/6/09	5,000,000	4,997,360
3.25% 2/10/10	16,000,000	16,238,176
Freddie Mac:
1.625% 4/26/11	11,000,000	11,097,559
4.875% 2/9/10	11,500,000	11,766,731
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		64,095,706
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.29% 11/19/09 to 11/27/09 (c)	20,000,000	19,987,710
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1% 7/31/11	$ 2,440,000	$ 2,433,900
1.125% 6/30/11	1,929,000	1,930,659
3.5% 8/15/09	30,000,000	30,030,480
TOTAL U.S. TREASURY OBLIGATIONS		54,382,749
Other Government Related - 3.8%
Bank of America Corp. 0.7913% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,513,877
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	691,980
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	471,165
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	878,608
Goldman Sachs Group, Inc.:
1.2063% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,017,224
1.7% 3/15/11 (FDIC Guaranteed) (b)	1,000,000	1,011,477
JPMorgan Chase & Co. 0.7413% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,002,992
TOTAL OTHER GOVERNMENT RELATED		8,587,323
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $126,784,439)		127,065,778
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.2%
3.384% 5/1/35 (d)	449,403	460,352
3.828% 7/1/35 (d)	1,198,116	1,227,291
4.128% 6/1/35 (d)	1,885,768	1,928,712
4.253% 3/1/37 (d)	854,281	883,878
4.287% 11/1/34 (d)	234,815	240,418
4.489% 10/1/35 (d)	1,926,568	1,989,201
4.528% 12/1/34 (d)	977,636	1,000,026
4.686% 11/1/34 (d)	941,752	969,644
4.925% 7/1/35 (d)	899,525	928,279
TOTAL FANNIE MAE		9,627,801
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 2.2%
4.034% 6/1/35 (d)	$ 1,239,591	$ 1,277,398
4.431% 2/1/35 (d)	946,304	976,534
4.488% 4/1/35 (d)	1,832,121	1,878,327
4.702% 11/1/35 (d)	860,707	894,201
TOTAL FREDDIE MAC		5,026,460
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,561,529)		14,654,261
Asset-Backed Securities - 8.8%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.785% 2/25/34 (d)(e)	34,856	31,723
Series 2006-HE2:
Class M3, 0.625% 5/25/36 (d)(e)	240,000	4,352
Class M4, 0.685% 5/25/36 (d)(e)	107,593	1,877
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.945% 11/25/34 (d)(e)	497,537	202,019
Series 2004-R9 Class M2, 0.935% 10/25/34 (d)(e)	720,000	376,016
Bank America Auto Trust Series 2009-1A 1.7% 12/15/11 (a)	1,000,000	1,001,621
Bank of America Credit Card Master Trust Series 2008-A9 Class A9, 4.07% 7/16/12	2,000,000	2,027,475
BMW Vehicle Lease Trust Series 2009-1 Class A2, 2.04% 4/15/11	2,000,000	2,006,953
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,503,176
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7388% 7/20/39 (a)(d)	265,000	53,000
Class B, 1.0388% 7/20/39 (a)(d)	140,000	16,800
Class C, 1.3888% 7/20/39 (a)(d)	180,000	14,400
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4688% 5/20/17 (a)(d)	220,973	176,959
Chase Issuance Trust:
Series 2007-14 Class A, 0.5381% 9/15/11 (d)	2,000,000	1,999,627
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	781,555
Series 2009-A6 Class A6, 1.1388% 7/16/12 (d)	2,000,000	2,000,000
CNH Equipment Trust Series 2005-B Class A4A, 0.3481% 5/16/11 (d)	577,402	575,947
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.6013% 5/28/35 (d)	$ 80,751	$ 47,148
Class AB3, 0.7593% 5/28/35 (d)	32,052	17,480
Ford Credit Auto Owner Trust Series 2009-B Class A2, 2.4604% 11/15/11	100,000	99,206
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.965% 1/25/35 (d)(e)	125,000	12,416
Series 2006-A Class M4, 0.685% 5/25/36 (d)(e)	441,236	4,525
GSAMP Trust:
Series 2003-FM1 Class M1, 1.5188% 3/20/33 (d)(e)	366,915	255,007
Series 2006-NC2 Class M4, 0.635% 6/25/36 (d)(e)	201,582	1,287
Series 2007-HE1 Class M1, 0.535% 3/25/47 (d)(e)	335,000	12,356
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.365% 5/25/30 (a)(d)	650,741	97,611
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.165% 2/25/33 (d)(e)	14	3
Series 2003-5 Class A2, 0.985% 12/25/33 (d)(e)	10,566	3,673
Series 2003-7 Class A2, 1.045% 3/25/34 (d)	2,079	828
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	220,000	221,406
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	999,860
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.3081% 8/15/12 (d)	2,500,000	2,484,064
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.755% 8/25/35 (d)(e)	39,863	29,980
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.625% 8/25/34 (d)(e)	65,756	12,949
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.265% 2/25/33 (d)(e)	14,114	11,586
Nissan Auto Lease Trust Series 2009-A Class A2, 2.01% 4/15/11	140,000	140,449
Ocala Funding LLC Series 2006-1A Class A, 1.6888% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.735% 9/25/34 (d)(e)	435,000	44,274
Series 2004-WWF1 Class M4, 1.385% 1/25/35 (d)(e)	945,000	165,820
Series 2005-WCH1 Class M3, 0.845% 1/25/35 (d)(e)	425,000	199,967
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.085% 4/25/33 (d)	1,451	654
SLMA Student Loan Trust Series 2004-10 Class A3, 0.5938% 10/25/16 (d)	383,625	383,081
Structured Asset Securities Corp. Series 2007-GEL1 Class A2, 0.475% 1/25/37 (a)(d)(e)	1,000,000	279,322
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.145% 9/25/34 (d)(e)	$ 21,802	$ 6,406
Series 2003-6HE Class A1, 0.755% 11/25/33 (d)(e)	17,086	5,943
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	180,000	181,817
Class A3, 3.41% 4/16/12	1,000,000	1,014,583
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	170,000	176,222
Series 2007-A5A Class A5, 1.0381% 10/15/14 (a)(d)	40,000	39,771
TOTAL ASSET-BACKED SECURITIES (Cost $27,728,806)		20,080,244
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.2%
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-10 Class 5A2, 0.605% 1/25/36 (d)	606,257	303,664
Series 2005-2 Class 6M2, 0.765% 6/25/35 (d)	1,375,000	140,546
Series 2005-5 Class 6A2, 0.515% 9/25/35 (d)	352,429	195,893
Series 2005-8 Class 7A2, 0.565% 11/25/35 (d)	269,720	152,547
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.025% 6/25/34 (d)	13,761	7,638
Series 2004-AR6 Class 9A2, 1.025% 10/25/34 (d)	20,510	12,040
Series 2004-AR7 Class 6A2, 1.045% 8/25/34 (d)	23,765	12,999
Series 2004-AR8 Class 8A2, 1.045% 9/25/34 (d)	17,577	11,831
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.445% 3/25/37 (d)	1,375,000	492,811
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (d)	49,670	24,472
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.615% 12/20/34 (d)	374,928	164,891
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.025% 3/25/35 (d)	190,058	63,080
Series 2005-1:
Class M4, 1.035% 4/25/35 (d)	27,747	2,270
Class M5, 1.055% 4/25/35 (d)	6,029	682
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.675% 9/26/45 (a)(d)	307,246	142,617
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.775% 11/25/34 (d)	23,220	11,049
Series 2005-1 Class 1A1, 0.555% 2/25/35 (d)	32,998	18,390
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 2.1613% 3/25/28 (d)	$ 18,324	$ 12,098
Series 2005-B Class A2, 1.4% 7/25/30 (d)	180,767	126,938
Series 2006-MLN1 Class M4, 0.645% 7/25/37 (d)(e)	1,015,000	4,205
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.3635% 9/19/35 (d)	233,997	161,290
Sequoia Mortgage Trust floater Series 2004-7 Class A3B, 2.1388% 7/20/34 (d)	209,969	122,340
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.085% 9/25/36 (d)(e)	305,428	5,005
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.685% 9/25/33 (a)(d)	52,844	25,086
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5138% 9/25/36 (d)	1,000,000	395,928
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.365% 9/25/46 (d)	52,273	50,825
TOTAL PRIVATE SPONSOR		2,661,135
U.S. Government Agency - 0.4%
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	949,020	976,641
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,126,729)		3,637,776
Commercial Mortgage Securities - 0.1%

Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.489% 7/15/19 (a)(d)	570,000	57,000
Series 2007-XLFA Class B, 0.419% 10/15/20 (a)(d)	440,000	158,400
Series 2007-XLC1:
Class C, 0.8881% 7/17/17 (a)(d)	803,413	40,171
Class D, 0.9881% 7/17/17 (a)(d)	378,077	18,904
Class E, 1.0881% 7/17/17 (a)(d)	305,370	15,268
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.765% 3/24/18 (a)(d)	48,766	43,889
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,534,165)		333,632
Certificates of Deposit - 7.4%
	Principal Amount	Value
Bank Tokyo-Mitsubishi UFJ Ltd. yankee 0.45% 10/1/09	$ 2,000,000	$ 1,999,999
BNP Paribas SA yankee 0.84% 2/16/10	2,000,000	2,003,760
Calyon SA yankee 0.58% 11/20/09	2,000,000	2,000,805
Commonwealth Bank of Australia yankee 0.34% 8/28/09	2,000,000	2,000,218
Credit Industriel et Commercial euro 0.74% 9/4/09	2,000,000	2,000,757
Lloyds TSB Bank PLC yankee 0.89% 8/10/09	3,000,000	3,000,491
Sumitomo Mitsui Banking Corp. yankee 0.55% 1/29/10	2,000,000	1,998,488
UBS AG yankee 0.71% 9/2/09	2,000,000	2,000,659
TOTAL CERTIFICATES OF DEPOSIT (Cost $17,001,047)		17,005,177
Commercial Paper - 7.9%

Emerald Notes (BA Credit Card Trust) 1.3% 8/12/09	2,000,000	1,999,618
Fortis Funding LLC yankee 0.57% 1/19/10	2,000,000	1,992,594
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.9% 1/25/10	2,000,000	1,992,000
1.04% 8/7/09	2,000,000	1,999,922
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	3,000,000	2,999,817
Societe Generale North America, Inc. yankee 0.44% 1/25/10	2,000,000	1,992,000
UniCredito Italiano Bank (Ireland) PLC yankee 0.89% 9/3/09	2,000,000	1,999,367
Vodafone Group PLC yankee 0.95% 8/28/09	2,000,000	1,999,264
WellPoint, Inc. 1.4% 8/12/09	1,000,000	999,860
TOTAL COMMERCIAL PAPER (Cost $17,975,655)		17,974,442
Cash Equivalents - 3.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $7,411,000)	7,411,119	7,411,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $244,288,060)		229,405,386
NET OTHER ASSETS - (0.2)%		(352,972)
NET ASSETS - 100%		$ 229,052,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	Sept. 2009	$ 19,975,250	$ 39,191
19 Eurodollar 90 Day Index Contracts	Dec. 2009	18,966,275	28,895
19 Eurodollar 90 Day Index Contracts	March 2010	18,953,213	9,756
TOTAL EURODOLLAR CONTRACTS			$ 77,842

The face value of futures purchased as a percentage of net assets - 25.3%
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,908,015 or 2.1% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,587,323 or 3.8% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $89,947.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $1,670,711 or 0.7% of net assets.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,411,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 333,626
Barclays Capital, Inc.	1,292,204
Credit Suisse Securities (USA) LLC	338,993
Deutsche Bank Securities, Inc.	1,085,452
HSBC Securities (USA), Inc.	1,412,151
ING Financial Markets LLC	1,550,647
J.P. Morgan Securities, Inc.	234,943
Mizuho Securities USA, Inc.	258,441
Morgan Stanley & Co., Inc.	258,441
Societe Generale, New York Branch	646,102
$ 7,411,000
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 20,080,244	$ -	$ 18,708,448	$ 1,371,796
Cash Equivalents	7,411,000	-	7,411,000	-
Certificates of Deposit	17,005,177	-	17,005,177	-
Collateralized Mortgage Obligations	3,637,776	-	3,628,566	9,210
Commercial Mortgage Securities	333,632	-	158,400	175,232
Commercial Paper	17,974,442	-	17,974,442	-
Corporate Bonds	21,243,076	-	21,243,076	-
U.S. Government Agency - Mortgage Securities	14,654,261	-	14,654,261	-
U.S. Government and Government Agency Obligations	127,065,778	-	127,065,778	-
Total Investments in Securities:	$ 229,405,386	$ -	$ 227,849,148	$ 1,556,238
Derivative Instruments:
Assets
Futures Contracts	$ 77,842	$ 77,842	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(348,827)
Total Unrealized Gain (Loss)	(2,656,676)
Cost of Purchases	-
Proceeds of Sales	(849,304)
Amortization/Accretion	(748,146)
Transfer in/out of Level 3	1,491,871
Ending Balance	$ 1,556,238
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (3,187,326)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 77,842	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.9%
France	2.7%
Japan	1.6%
Luxembourg	1.1%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $112,019,924 of which $1,917,431, $518,690, $12,186,304 and $97,397,499 will expire on July 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $5,182,204 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $7,411,000) - See accompanying schedule: Unaffiliated issuers (cost $244,288,060)		$ 229,405,386
Cash		1,534,181
Receivable for investments sold		813,288
Receivable for fund shares sold		243,641
Interest receivable		1,280,420
Receivable for daily variation on futures contracts		5,963
Other receivables		9
Total assets		233,282,888

Liabilities
Payable for investments purchased	$ 3,907,665
Payable for fund shares redeemed	231,240
Distributions payable	3,592
Accrued management fee	60,763
Distribution fees payable	1,436
Other affiliated payables	25,778
Total liabilities		4,230,474

Net Assets		$ 229,052,414
Net Assets consist of:
Paid in capital		$ 361,114,908
Undistributed net investment income		22,307
Accumulated undistributed net realized gain (loss) on investments		(117,279,969)
Net unrealized appreciation (depreciation) on investments		(14,804,832)
Net Assets		$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,033,149 ÷ 990,786 shares)	$ 8.11

Maximum offering price per share (100/98.50 of $8.11)	$ 8.23
Class T: Net Asset Value and redemption price per share ($3,114,342 ÷ 384,092 shares)	$ 8.11

Maximum offering price per share (100/98.50 of $8.11)	$ 8.23
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($217,281,786 ÷ 26,796,067 shares)	$ 8.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($623,137 ÷ 76,852 shares)	$ 8.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2009

Investment Income
Interest		$ 4,718,444

Expenses
Management fee	$ 836,598
Transfer agent fees	272,094
Distribution fees	17,193
Fund wide operations fee	79,195
Independent trustees' compensation	977
Miscellaneous	1,244
Total expenses before reductions	1,207,301
Expense reductions	(19,557)	1,187,744
Net investment income		3,530,700
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,284,002)
Investment not meeting investment restrictions	(628)
Futures contracts	21,347
Payment from investment advisor for loss on investment not meeting investment restrictions	628
Total net realized gain (loss)		(5,262,655)
Change in net unrealized appreciation (depreciation) on: Investment securities	(766,263)
Futures contracts	77,842
Total change in net unrealized appreciation (depreciation)		(688,421)
Net gain (loss)		(5,951,076)
Net increase (decrease) in net assets resulting from operations		$ (2,420,376)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,530,700	$ 23,829,101
Net realized gain (loss)	(5,262,655)	(112,616,866)
Change in net unrealized appreciation (depreciation)	(688,421)	7,018,810
Net increase (decrease) in net assets resulting from operations	(2,420,376)	(81,768,955)
Distributions to shareholders from net investment income	(2,968,803)	(21,041,939)
Distributions to shareholders from return of capital	(102,250)	(2,083,483)
Total distributions	(3,071,053)	(23,125,422)
Share transactions - net increase (decrease)	(90,642,364)	(571,462,575)
Redemption fees	12,962	64,200
Total increase (decrease) in net assets	(96,120,831)	(676,292,752)

Net Assets
Beginning of period	325,173,245	1,001,465,997
End of period (including undistributed net investment income of $22,307 and distributions in excess of net investment income of $535,314, respectively)	$ 229,052,414	$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.091	.384	.493	.400	.223
Net realized and unrealized gain (loss)	(.167)	(1.612)	(.198)	(.009)	(.026)
Total from investment operations	(.076)	(1.228)	.295	.391	.197
Distributions from net investment income	(.071)	(.294)	(.495)	(.401)	(.214)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.039)	-	-	-
Total distributions	(.074)	(.333)	(.495)	(.401)	(.217)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return A, B, C	(.92)%	(12.71)%	2.97%	3.97%	1.98%
Ratios to Average Net Assets E
Expenses before reductions	.68%	.67%	.66%	.70%	.78%
Expenses net of fee waivers, if any	.68%	.67%	.66%	.70%	.70%
Expenses net of all reductions	.67%	.66%	.66%	.70%	.70%
Net investment income	1.13%	4.26%	4.96%	4.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,033	$ 6,268	$ 13,735	$ 4,553	$ 2,557
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.090	.377	.491	.404	.222
Net realized and unrealized gain (loss)	(.168)	(1.607)	(.199)	(.011)	(.025)
Total from investment operations	(.078)	(1.230)	.292	.393	.197
Distributions from net investment income	(.069)	(.292)	(.492)	(.403)	(.214)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.039)	-	-	-
Total distributions	(.072)	(.331)	(.492)	(.403)	(.217)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return A, B, C	(.94)%	(12.72)%	2.95%	4.00%	1.98%
Ratios to Average Net Assets E
Expenses before reductions	.69%	.69%	.69%	.68%	.77%
Expenses net of fee waivers, if any	.69%	.69%	.69%	.68%	.70%
Expenses net of all reductions	.69%	.69%	.69%	.68%	.70%
Net investment income	1.11%	4.23%	4.93%	4.03%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114	$ 2,910	$ 4,818	$ 4,624	$ 4,044
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income C	.111	.404	.516	.427	.241
Net realized and unrealized gain (loss)	(.169)	(1.603)	(.210)	(.011)	(.026)
Total from investment operations	(.058)	(1.199)	.306	.416	.215
Distributions from net investment income	(.088)	(.310)	(.516)	(.426)	(.232)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.004)	(.042)	-	-	-
Total distributions	(.092)	(.352)	(.516)	(.426)	(.235)
Redemption fees added to paid in capital C	- E	.001	- E	- E	- E
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return A, B	(.70)%	(12.42)%	3.09%	4.23%	2.16%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.53%
Expenses net of all reductions	.44%	.45%	.45%	.45%	.53%
Net investment income	1.36%	4.47%	5.17%	4.26%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,282	$ 315,401	$ 974,602	$ 850,329	$ 906,644
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income C	.102	.416	.510	.420	.240
Net realized and unrealized gain (loss)	(.168)	(1.619)	(.206)	(.008)	(.026)
Total from investment operations	(.066)	(1.203)	.304	.412	.214
Distributions from net investment income	(.081)	(.306)	(.514)	(.422)	(.231)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.042)	-	-	-
Total distributions	(.084)	(.348)	(.514)	(.422)	(.234)
Redemption fees added to paid in capital C	- E	.001	- E	- E	- E
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return A, B	(.80)%	(12.46)%	3.06%	4.19%	2.15%
Ratios to Average Net AssetsD
Expenses before reductions	.58%	.48%	.48%	.49%	.58%
Expenses net of fee waivers, if any	.55%	.48%	.48%	.49%	.55%
Expenses net of all reductions	.54%	.48%	.48%	.49%	.55%
Net investment income	1.26%	4.44%	5.14%	4.22%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623	$ 594	$ 8,312	$ 1,987	$ 509
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, U.S. government and government agency obligations and commercial paper, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

For the periods ended July 31, 2009 and 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2009 calendar year will be reported to shareholders prior to February 1, 2010.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 805,216
Unrealized depreciation	(15,548,226)
Net unrealized appreciation (depreciation)	$ (14,743,010)
Capital loss carryforward	$ (112,019,924)
Cost for federal income tax purposes	$ 244,148,396

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 2,968,803	$ 21,041,939
Tax Return of Capital	102,250	2,083,483
Total	$ 3,071,053	$ 23,125,422

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 21,347	$ 77,842
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 21,347	$ 77,842

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $21,347 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $77,842 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $36,381,392 and $27,598,915, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,172	$ 173
Class T	0%	.15%	5,021	22
			$ 17,193	$ 195

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,300

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 14,515.18
Class T	6,511.19
Ultra-Short Bond	250,091.10
Institutional Class	977.23
	$ 272,094

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,244 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Institutional Class	.55%	$ 137

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $19,420.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Class A	$ 67,967	$ 359,417
Class T	28,236	130,879
Ultra-Short Bond	2,868,327	20,438,784
Institutional Class	4,273	112,859
Total	$ 2,968,803	$ 21,041,939
Tax Return of Capital
Class A	$ 2,789	$ 32,925
Class T	1,095	14,892
Ultra-Short Bond	98,214	2,029,576
Institutional Class	152	6,090
Total	$ 102,250	$ 2,083,483

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2009	2008	2009	2008
Class A
Shares sold	1,050,621	716,050	$ 8,574,995	$ 6,452,492
Reinvestment of distributions	7,386	25,165	60,113	225,078
Shares redeemed	(826,248)	(1,381,271)	(6,724,916)	(12,368,618)
Net increase (decrease)	231,759	(640,056)	$ 1,910,192	$ (5,691,048)
Class T
Shares sold	223,720	400,564	$ 1,825,052	$ 3,634,901
Reinvestment of distributions	3,320	14,754	27,039	132,908
Shares redeemed	(195,329)	(553,763)	(1,586,346)	(5,029,354)
Net increase (decrease)	31,711	(138,445)	$ 265,745	$ (1,261,545)
Ultra-Short Bond
Shares sold	5,376,826	14,463,915	$ 43,743,623	$ 130,144,280
Reinvestment of distributions	349,007	2,308,926	2,845,061	20,889,307
Shares redeemed	(17,117,727)	(77,883,469)	(139,442,451)	(708,372,416)
Net increase (decrease)	(11,391,894)	(61,110,628)	$ (92,853,767)	$ (557,338,829)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2009	2008	2009	2008
Institutional Class
Shares sold	91,811	60,495	$ 743,473	$ 554,201
Reinvestment of distributions	213	5,295	1,735	48,480
Shares redeemed	(87,044)	(840,939)	(709,742)	(7,773,834)
Net increase (decrease)	4,980	(775,149)	$ 35,466	$ (7,171,153)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson, Mr. Curvey, and Mr. Kenneally oversee 171, 392, and 171 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 30.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,630,986 of distributions paid during the period January 1, 2009 to July 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-UANN-0909
1.804587.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Institutional Class

Annual Report

July 31, 2009

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	-0.80%	-0.97%	-0.21%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 6 Month Swap Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In contrast with negative overall returns for major equity indexes during the year ending July 31, 2009, taxable bonds managed to turn in solid positive results for the 12-month period. During that time, U.S. investment-grade bonds gained 7.85%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - were the best performers, soaring 10.43%. Though most of the 12 months was marked by a massive flight to quality, the emergence of improving credit conditions and signs of stabilization among certain economic indicators in the later months of the period spurred greater demand for riskier fixed-income securities. Asset-backed securities (ABS) fell into this category, and the Barclays Capital U.S. Fixed-Rate ABS Index advanced 5.85% - a nice improvement from the steep declines ABS saw earlier in the period. Corporate bonds also flourished when investors' risk appetite resurfaced, with the Barclays Capital U.S. Credit Bond Index climbing 8.69% - including a nearly 11% leap in the final six months of the period. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.46%.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund: For the year, the fund's Institutional Class shares returned -0.80%, while the Barclays Capital 6 Month Swap Index gained 3.07%. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. The bulk of the fund's underperformance during the period occurred in the first half and stemmed from its exposure to asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. Although these short-duration instruments were for the most part highly rated (AA or AAA) at the time of issuance, their market values fell amid slowing economic conditions, deteriorating fundamentals and unfavorable supply/demand trends. The fund began to gain ground on the benchmark in the second half, the result of some strategic changes I made to the portfolio. Specifically, I significantly reduced the fund's cash position early last autumn, investing primarily in government agency securities, which outpaced the benchmark, and U.S. Treasury securities, which did not. Later, I also deployed more of the fund's cash position in short-maturity commercial paper and investment-grade corporate securities. Among corporates, positions in banks and insurance companies registered losses. Other corporate holdings - namely industrials - posted positive returns, but their aggregate gains lagged those of the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	.66%
Actual		$ 1,000.00	$ 1,004.40	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class T	.69%
Actual		$ 1,000.00	$ 1,004.30	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,005.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,005.00	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification
As of July 31, 2009	As of January 31, 2009
U.S. Government and U.S. Government Agency Obligations† 53.6%	U.S. Government and U.S. Government Agency Obligations 48.4%
AAA 7.1%	AAA 5.2%
AA 3.3%	AA 3.5%
A 4.9%	A 2.2%
BBB 2.5%	BBB 1.2%
BB and Below 0.8%	BB and Below 1.1%
Not Rated 0.8%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 27.0%	Short-Term Investments and Net Other Assets 38.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2009
6 months ago
Years	1.0	1.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2009*		As of January 31, 2009**
	Corporate Bonds 9.3%		Corporate Bonds 6.0%
	U.S. Government and U.S. Government Agency Obligations† 53.6%		U.S. Government and U.S. Government Agency Obligations 48.4%
	Asset-Backed Securities 8.8%		Asset-Backed Securities 3.9%
	CMOs and Other Mortgage Related Securities 1.3%		CMOs and Other Mortgage Related Securities 3.3%
	Short-Term Investments and Net Other Assets 27.0%		Short-Term Investments and Net Other Assets 38.4%
* Foreign investments	11.0%	** Foreign investments	5.9%
* Futures and Swaps	8.7%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,020,230
CONSUMER STAPLES - 0.4%
Household Products - 0.4%
Procter & Gamble International Funding SCA 0.9963% 5/7/10 (d)	1,000,000	998,598
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4.625% 10/15/09	750,000	752,037
FINANCIALS - 5.7%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 0.7513% 2/23/10 (d)	1,500,000	1,500,144
Commercial Banks - 2.1%
American Express Bank FSB 0.345% 4/26/10 (d)	315,000	311,510
Sovereign Bank 2.7375% 8/1/13 (d)	500,000	420,222
Wells Fargo & Co.:
0.7294% 9/15/09 (d)	2,200,000	2,201,078
0.7819% 9/23/09 (d)	2,000,000	2,001,484
		4,934,294
Consumer Finance - 0.1%
Capital One Financial Corp. 0.93% 9/10/09 (d)	315,000	314,670
Diversified Financial Services - 0.7%
BP Capital Markets PLC 1.6144% 3/17/11 (d)	1,500,000	1,517,078
Insurance - 0.6%
Metropolitan Life Global Funding I 1.3575% 6/25/10 (a)(d)	1,500,000	1,490,360
Real Estate Investment Trusts - 0.6%
Simon Property Group LP:
4.6% 6/15/10	525,000	534,938
4.875% 8/15/10	735,000	752,956
		1,287,894
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	2,005,120
TOTAL FINANCIALS		13,049,560
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Merck & Co., Inc. 1.875% 6/30/11	$ 378,000	$ 381,026
Pfizer, Inc. 2.5794% 3/15/11 (d)	1,000,000	1,030,126
		1,411,152
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	290,196
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 4% 1/15/10	1,500,000	1,510,659
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 3.75% 5/20/11 (a)	683,000	703,564
TOTAL TELECOMMUNICATION SERVICES		2,214,223
UTILITIES - 0.7%
Electric Utilities - 0.7%
Pacific Gas & Electric Co. 1.5975% 6/10/10 (d)	1,000,000	1,004,545
Pepco Holdings, Inc. 4% 5/15/10	500,000	502,535
		1,507,080
TOTAL NONCONVERTIBLE BONDS (Cost $21,164,690)		21,243,076
U.S. Government and Government Agency Obligations - 55.5%

U.S. Government Agency Obligations - 28.0%
Fannie Mae:
0% 9/25/09	20,000,000	19,995,880
0% 11/6/09	5,000,000	4,997,360
3.25% 2/10/10	16,000,000	16,238,176
Freddie Mac:
1.625% 4/26/11	11,000,000	11,097,559
4.875% 2/9/10	11,500,000	11,766,731
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		64,095,706
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.29% 11/19/09 to 11/27/09 (c)	20,000,000	19,987,710
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1% 7/31/11	$ 2,440,000	$ 2,433,900
1.125% 6/30/11	1,929,000	1,930,659
3.5% 8/15/09	30,000,000	30,030,480
TOTAL U.S. TREASURY OBLIGATIONS		54,382,749
Other Government Related - 3.8%
Bank of America Corp. 0.7913% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,513,877
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	691,980
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	471,165
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	878,608
Goldman Sachs Group, Inc.:
1.2063% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,017,224
1.7% 3/15/11 (FDIC Guaranteed) (b)	1,000,000	1,011,477
JPMorgan Chase & Co. 0.7413% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,002,992
TOTAL OTHER GOVERNMENT RELATED		8,587,323
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $126,784,439)		127,065,778
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.2%
3.384% 5/1/35 (d)	449,403	460,352
3.828% 7/1/35 (d)	1,198,116	1,227,291
4.128% 6/1/35 (d)	1,885,768	1,928,712
4.253% 3/1/37 (d)	854,281	883,878
4.287% 11/1/34 (d)	234,815	240,418
4.489% 10/1/35 (d)	1,926,568	1,989,201
4.528% 12/1/34 (d)	977,636	1,000,026
4.686% 11/1/34 (d)	941,752	969,644
4.925% 7/1/35 (d)	899,525	928,279
TOTAL FANNIE MAE		9,627,801
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 2.2%
4.034% 6/1/35 (d)	$ 1,239,591	$ 1,277,398
4.431% 2/1/35 (d)	946,304	976,534
4.488% 4/1/35 (d)	1,832,121	1,878,327
4.702% 11/1/35 (d)	860,707	894,201
TOTAL FREDDIE MAC		5,026,460
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,561,529)		14,654,261
Asset-Backed Securities - 8.8%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.785% 2/25/34 (d)(e)	34,856	31,723
Series 2006-HE2:
Class M3, 0.625% 5/25/36 (d)(e)	240,000	4,352
Class M4, 0.685% 5/25/36 (d)(e)	107,593	1,877
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.945% 11/25/34 (d)(e)	497,537	202,019
Series 2004-R9 Class M2, 0.935% 10/25/34 (d)(e)	720,000	376,016
Bank America Auto Trust Series 2009-1A 1.7% 12/15/11 (a)	1,000,000	1,001,621
Bank of America Credit Card Master Trust Series 2008-A9 Class A9, 4.07% 7/16/12	2,000,000	2,027,475
BMW Vehicle Lease Trust Series 2009-1 Class A2, 2.04% 4/15/11	2,000,000	2,006,953
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,503,176
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7388% 7/20/39 (a)(d)	265,000	53,000
Class B, 1.0388% 7/20/39 (a)(d)	140,000	16,800
Class C, 1.3888% 7/20/39 (a)(d)	180,000	14,400
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4688% 5/20/17 (a)(d)	220,973	176,959
Chase Issuance Trust:
Series 2007-14 Class A, 0.5381% 9/15/11 (d)	2,000,000	1,999,627
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	781,555
Series 2009-A6 Class A6, 1.1388% 7/16/12 (d)	2,000,000	2,000,000
CNH Equipment Trust Series 2005-B Class A4A, 0.3481% 5/16/11 (d)	577,402	575,947
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.6013% 5/28/35 (d)	$ 80,751	$ 47,148
Class AB3, 0.7593% 5/28/35 (d)	32,052	17,480
Ford Credit Auto Owner Trust Series 2009-B Class A2, 2.4604% 11/15/11	100,000	99,206
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.965% 1/25/35 (d)(e)	125,000	12,416
Series 2006-A Class M4, 0.685% 5/25/36 (d)(e)	441,236	4,525
GSAMP Trust:
Series 2003-FM1 Class M1, 1.5188% 3/20/33 (d)(e)	366,915	255,007
Series 2006-NC2 Class M4, 0.635% 6/25/36 (d)(e)	201,582	1,287
Series 2007-HE1 Class M1, 0.535% 3/25/47 (d)(e)	335,000	12,356
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.365% 5/25/30 (a)(d)	650,741	97,611
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.165% 2/25/33 (d)(e)	14	3
Series 2003-5 Class A2, 0.985% 12/25/33 (d)(e)	10,566	3,673
Series 2003-7 Class A2, 1.045% 3/25/34 (d)	2,079	828
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	220,000	221,406
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	999,860
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.3081% 8/15/12 (d)	2,500,000	2,484,064
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.755% 8/25/35 (d)(e)	39,863	29,980
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.625% 8/25/34 (d)(e)	65,756	12,949
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.265% 2/25/33 (d)(e)	14,114	11,586
Nissan Auto Lease Trust Series 2009-A Class A2, 2.01% 4/15/11	140,000	140,449
Ocala Funding LLC Series 2006-1A Class A, 1.6888% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.735% 9/25/34 (d)(e)	435,000	44,274
Series 2004-WWF1 Class M4, 1.385% 1/25/35 (d)(e)	945,000	165,820
Series 2005-WCH1 Class M3, 0.845% 1/25/35 (d)(e)	425,000	199,967
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.085% 4/25/33 (d)	1,451	654
SLMA Student Loan Trust Series 2004-10 Class A3, 0.5938% 10/25/16 (d)	383,625	383,081
Structured Asset Securities Corp. Series 2007-GEL1 Class A2, 0.475% 1/25/37 (a)(d)(e)	1,000,000	279,322
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.145% 9/25/34 (d)(e)	$ 21,802	$ 6,406
Series 2003-6HE Class A1, 0.755% 11/25/33 (d)(e)	17,086	5,943
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	180,000	181,817
Class A3, 3.41% 4/16/12	1,000,000	1,014,583
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	170,000	176,222
Series 2007-A5A Class A5, 1.0381% 10/15/14 (a)(d)	40,000	39,771
TOTAL ASSET-BACKED SECURITIES (Cost $27,728,806)		20,080,244
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.2%
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-10 Class 5A2, 0.605% 1/25/36 (d)	606,257	303,664
Series 2005-2 Class 6M2, 0.765% 6/25/35 (d)	1,375,000	140,546
Series 2005-5 Class 6A2, 0.515% 9/25/35 (d)	352,429	195,893
Series 2005-8 Class 7A2, 0.565% 11/25/35 (d)	269,720	152,547
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.025% 6/25/34 (d)	13,761	7,638
Series 2004-AR6 Class 9A2, 1.025% 10/25/34 (d)	20,510	12,040
Series 2004-AR7 Class 6A2, 1.045% 8/25/34 (d)	23,765	12,999
Series 2004-AR8 Class 8A2, 1.045% 9/25/34 (d)	17,577	11,831
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.445% 3/25/37 (d)	1,375,000	492,811
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (d)	49,670	24,472
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.615% 12/20/34 (d)	374,928	164,891
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.025% 3/25/35 (d)	190,058	63,080
Series 2005-1:
Class M4, 1.035% 4/25/35 (d)	27,747	2,270
Class M5, 1.055% 4/25/35 (d)	6,029	682
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.675% 9/26/45 (a)(d)	307,246	142,617
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.775% 11/25/34 (d)	23,220	11,049
Series 2005-1 Class 1A1, 0.555% 2/25/35 (d)	32,998	18,390
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 2.1613% 3/25/28 (d)	$ 18,324	$ 12,098
Series 2005-B Class A2, 1.4% 7/25/30 (d)	180,767	126,938
Series 2006-MLN1 Class M4, 0.645% 7/25/37 (d)(e)	1,015,000	4,205
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.3635% 9/19/35 (d)	233,997	161,290
Sequoia Mortgage Trust floater Series 2004-7 Class A3B, 2.1388% 7/20/34 (d)	209,969	122,340
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.085% 9/25/36 (d)(e)	305,428	5,005
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.685% 9/25/33 (a)(d)	52,844	25,086
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5138% 9/25/36 (d)	1,000,000	395,928
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.365% 9/25/46 (d)	52,273	50,825
TOTAL PRIVATE SPONSOR		2,661,135
U.S. Government Agency - 0.4%
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	949,020	976,641
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,126,729)		3,637,776
Commercial Mortgage Securities - 0.1%

Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.489% 7/15/19 (a)(d)	570,000	57,000
Series 2007-XLFA Class B, 0.419% 10/15/20 (a)(d)	440,000	158,400
Series 2007-XLC1:
Class C, 0.8881% 7/17/17 (a)(d)	803,413	40,171
Class D, 0.9881% 7/17/17 (a)(d)	378,077	18,904
Class E, 1.0881% 7/17/17 (a)(d)	305,370	15,268
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.765% 3/24/18 (a)(d)	48,766	43,889
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,534,165)		333,632
Certificates of Deposit - 7.4%
	Principal Amount	Value
Bank Tokyo-Mitsubishi UFJ Ltd. yankee 0.45% 10/1/09	$ 2,000,000	$ 1,999,999
BNP Paribas SA yankee 0.84% 2/16/10	2,000,000	2,003,760
Calyon SA yankee 0.58% 11/20/09	2,000,000	2,000,805
Commonwealth Bank of Australia yankee 0.34% 8/28/09	2,000,000	2,000,218
Credit Industriel et Commercial euro 0.74% 9/4/09	2,000,000	2,000,757
Lloyds TSB Bank PLC yankee 0.89% 8/10/09	3,000,000	3,000,491
Sumitomo Mitsui Banking Corp. yankee 0.55% 1/29/10	2,000,000	1,998,488
UBS AG yankee 0.71% 9/2/09	2,000,000	2,000,659
TOTAL CERTIFICATES OF DEPOSIT (Cost $17,001,047)		17,005,177
Commercial Paper - 7.9%

Emerald Notes (BA Credit Card Trust) 1.3% 8/12/09	2,000,000	1,999,618
Fortis Funding LLC yankee 0.57% 1/19/10	2,000,000	1,992,594
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.9% 1/25/10	2,000,000	1,992,000
1.04% 8/7/09	2,000,000	1,999,922
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	3,000,000	2,999,817
Societe Generale North America, Inc. yankee 0.44% 1/25/10	2,000,000	1,992,000
UniCredito Italiano Bank (Ireland) PLC yankee 0.89% 9/3/09	2,000,000	1,999,367
Vodafone Group PLC yankee 0.95% 8/28/09	2,000,000	1,999,264
WellPoint, Inc. 1.4% 8/12/09	1,000,000	999,860
TOTAL COMMERCIAL PAPER (Cost $17,975,655)		17,974,442
Cash Equivalents - 3.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $7,411,000)	7,411,119	7,411,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $244,288,060)		229,405,386
NET OTHER ASSETS - (0.2)%		(352,972)
NET ASSETS - 100%		$ 229,052,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	Sept. 2009	$ 19,975,250	$ 39,191
19 Eurodollar 90 Day Index Contracts	Dec. 2009	18,966,275	28,895
19 Eurodollar 90 Day Index Contracts	March 2010	18,953,213	9,756
TOTAL EURODOLLAR CONTRACTS			$ 77,842

The face value of futures purchased as a percentage of net assets - 25.3%
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,908,015 or 2.1% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,587,323 or 3.8% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $89,947.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities amounted to $1,670,711 or 0.7% of net assets.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,411,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 333,626
Barclays Capital, Inc.	1,292,204
Credit Suisse Securities (USA) LLC	338,993
Deutsche Bank Securities, Inc.	1,085,452
HSBC Securities (USA), Inc.	1,412,151
ING Financial Markets LLC	1,550,647
J.P. Morgan Securities, Inc.	234,943
Mizuho Securities USA, Inc.	258,441
Morgan Stanley & Co., Inc.	258,441
Societe Generale, New York Branch	646,102
$ 7,411,000
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 20,080,244	$ -	$ 18,708,448	$ 1,371,796
Cash Equivalents	7,411,000	-	7,411,000	-
Certificates of Deposit	17,005,177	-	17,005,177	-
Collateralized Mortgage Obligations	3,637,776	-	3,628,566	9,210
Commercial Mortgage Securities	333,632	-	158,400	175,232
Commercial Paper	17,974,442	-	17,974,442	-
Corporate Bonds	21,243,076	-	21,243,076	-
U.S. Government Agency - Mortgage Securities	14,654,261	-	14,654,261	-
U.S. Government and Government Agency Obligations	127,065,778	-	127,065,778	-
Total Investments in Securities:	$ 229,405,386	$ -	$ 227,849,148	$ 1,556,238
Derivative Instruments:
Assets
Futures Contracts	$ 77,842	$ 77,842	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(348,827)
Total Unrealized Gain (Loss)	(2,656,676)
Cost of Purchases	-
Proceeds of Sales	(849,304)
Amortization/Accretion	(748,146)
Transfer in/out of Level 3	1,491,871
Ending Balance	$ 1,556,238
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (3,187,326)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 77,842	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.9%
France	2.7%
Japan	1.6%
Luxembourg	1.1%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $112,019,924 of which $1,917,431, $518,690, $12,186,304 and $97,397,499 will expire on July 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $5,182,204 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $7,411,000) - See accompanying schedule: Unaffiliated issuers (cost $244,288,060)		$ 229,405,386
Cash		1,534,181
Receivable for investments sold		813,288
Receivable for fund shares sold		243,641
Interest receivable		1,280,420
Receivable for daily variation on futures contracts		5,963
Other receivables		9
Total assets		233,282,888

Liabilities
Payable for investments purchased	$ 3,907,665
Payable for fund shares redeemed	231,240
Distributions payable	3,592
Accrued management fee	60,763
Distribution fees payable	1,436
Other affiliated payables	25,778
Total liabilities		4,230,474

Net Assets		$ 229,052,414
Net Assets consist of:
Paid in capital		$ 361,114,908
Undistributed net investment income		22,307
Accumulated undistributed net realized gain (loss) on investments		(117,279,969)
Net unrealized appreciation (depreciation) on investments		(14,804,832)
Net Assets		$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,033,149 ÷ 990,786 shares)	$ 8.11

Maximum offering price per share (100/98.50 of $8.11)	$ 8.23
Class T: Net Asset Value and redemption price per share ($3,114,342 ÷ 384,092 shares)	$ 8.11

Maximum offering price per share (100/98.50 of $8.11)	$ 8.23
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($217,281,786 ÷ 26,796,067 shares)	$ 8.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($623,137 ÷ 76,852 shares)	$ 8.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2009

Investment Income
Interest		$ 4,718,444

Expenses
Management fee	$ 836,598
Transfer agent fees	272,094
Distribution fees	17,193
Fund wide operations fee	79,195
Independent trustees' compensation	977
Miscellaneous	1,244
Total expenses before reductions	1,207,301
Expense reductions	(19,557)	1,187,744
Net investment income		3,530,700
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,284,002)
Investment not meeting investment restrictions	(628)
Futures contracts	21,347
Payment from investment advisor for loss on investment not meeting investment restrictions	628
Total net realized gain (loss)		(5,262,655)
Change in net unrealized appreciation (depreciation) on: Investment securities	(766,263)
Futures contracts	77,842
Total change in net unrealized appreciation (depreciation)		(688,421)
Net gain (loss)		(5,951,076)
Net increase (decrease) in net assets resulting from operations		$ (2,420,376)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,530,700	$ 23,829,101
Net realized gain (loss)	(5,262,655)	(112,616,866)
Change in net unrealized appreciation (depreciation)	(688,421)	7,018,810
Net increase (decrease) in net assets resulting from operations	(2,420,376)	(81,768,955)
Distributions to shareholders from net investment income	(2,968,803)	(21,041,939)
Distributions to shareholders from return of capital	(102,250)	(2,083,483)
Total distributions	(3,071,053)	(23,125,422)
Share transactions - net increase (decrease)	(90,642,364)	(571,462,575)
Redemption fees	12,962	64,200
Total increase (decrease) in net assets	(96,120,831)	(676,292,752)

Net Assets
Beginning of period	325,173,245	1,001,465,997
End of period (including undistributed net investment income of $22,307 and distributions in excess of net investment income of $535,314, respectively)	$ 229,052,414	$ 325,173,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.091	.384	.493	.400	.223
Net realized and unrealized gain (loss)	(.167)	(1.612)	(.198)	(.009)	(.026)
Total from investment operations	(.076)	(1.228)	.295	.391	.197
Distributions from net investment income	(.071)	(.294)	(.495)	(.401)	(.214)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.039)	-	-	-
Total distributions	(.074)	(.333)	(.495)	(.401)	(.217)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return A, B, C	(.92)%	(12.71)%	2.97%	3.97%	1.98%
Ratios to Average Net Assets E
Expenses before reductions	.68%	.67%	.66%	.70%	.78%
Expenses net of fee waivers, if any	.68%	.67%	.66%	.70%	.70%
Expenses net of all reductions	.67%	.66%	.66%	.70%	.70%
Net investment income	1.13%	4.26%	4.96%	4.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,033	$ 6,268	$ 13,735	$ 4,553	$ 2,557
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.090	.377	.491	.404	.222
Net realized and unrealized gain (loss)	(.168)	(1.607)	(.199)	(.011)	(.025)
Total from investment operations	(.078)	(1.230)	.292	.393	.197
Distributions from net investment income	(.069)	(.292)	(.492)	(.403)	(.214)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.039)	-	-	-
Total distributions	(.072)	(.331)	(.492)	(.403)	(.217)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return A, B, C	(.94)%	(12.72)%	2.95%	4.00%	1.98%
Ratios to Average Net Assets E
Expenses before reductions	.69%	.69%	.69%	.68%	.77%
Expenses net of fee waivers, if any	.69%	.69%	.69%	.68%	.70%
Expenses net of all reductions	.69%	.69%	.69%	.68%	.70%
Net investment income	1.11%	4.23%	4.93%	4.03%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114	$ 2,910	$ 4,818	$ 4,624	$ 4,044
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income C	.111	.404	.516	.427	.241
Net realized and unrealized gain (loss)	(.169)	(1.603)	(.210)	(.011)	(.026)
Total from investment operations	(.058)	(1.199)	.306	.416	.215
Distributions from net investment income	(.088)	(.310)	(.516)	(.426)	(.232)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.004)	(.042)	-	-	-
Total distributions	(.092)	(.352)	(.516)	(.426)	(.235)
Redemption fees added to paid in capital C	- E	.001	- E	- E	- E
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return A, B	(.70)%	(12.42)%	3.09%	4.23%	2.16%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.53%
Expenses net of all reductions	.44%	.45%	.45%	.45%	.53%
Net investment income	1.36%	4.47%	5.17%	4.26%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,282	$ 315,401	$ 974,602	$ 850,329	$ 906,644
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income C	.102	.416	.510	.420	.240
Net realized and unrealized gain (loss)	(.168)	(1.619)	(.206)	(.008)	(.026)
Total from investment operations	(.066)	(1.203)	.304	.412	.214
Distributions from net investment income	(.081)	(.306)	(.514)	(.422)	(.231)
Distributions from net realized gain	-	-	-	-	(.003)
Return of capital	(.003)	(.042)	-	-	-
Total distributions	(.084)	(.348)	(.514)	(.422)	(.234)
Redemption fees added to paid in capital C	- E	.001	- E	- E	- E
Net asset value, end of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return A, B	(.80)%	(12.46)%	3.06%	4.19%	2.15%
Ratios to Average Net AssetsD
Expenses before reductions	.58%	.48%	.48%	.49%	.58%
Expenses net of fee waivers, if any	.55%	.48%	.48%	.49%	.55%
Expenses net of all reductions	.54%	.48%	.48%	.49%	.55%
Net investment income	1.26%	4.44%	5.14%	4.22%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623	$ 594	$ 8,312	$ 1,987	$ 509
Portfolio turnover rate	92%	11%	29%	39%	33%

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 29, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, U.S. government and government agency obligations and commercial paper, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

For the periods ended July 31, 2009 and 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2009 calendar year will be reported to shareholders prior to February 1, 2010.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 805,216
Unrealized depreciation	(15,548,226)
Net unrealized appreciation (depreciation)	$ (14,743,010)
Capital loss carryforward	$ (112,019,924)
Cost for federal income tax purposes	$ 244,148,396

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2009	July 31, 2008
Ordinary Income	$ 2,968,803	$ 21,041,939
Tax Return of Capital	102,250	2,083,483
Total	$ 3,071,053	$ 23,125,422

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 21,347	$ 77,842
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 21,347	$ 77,842

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $21,347 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $77,842 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $36,381,392 and $27,598,915, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12,172	$ 173
Class T	0%	.15%	5,021	22
			$ 17,193	$ 195

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,300

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 14,515.18
Class T	6,511.19
Ultra-Short Bond	250,091.10
Institutional Class	977.23
	$ 272,094

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,244 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Institutional Class	.55%	$ 137

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $19,420.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2009	2008
From net investment income
Class A	$ 67,967	$ 359,417
Class T	28,236	130,879
Ultra-Short Bond	2,868,327	20,438,784
Institutional Class	4,273	112,859
Total	$ 2,968,803	$ 21,041,939
Tax Return of Capital
Class A	$ 2,789	$ 32,925
Class T	1,095	14,892
Ultra-Short Bond	98,214	2,029,576
Institutional Class	152	6,090
Total	$ 102,250	$ 2,083,483

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2009	2008	2009	2008
Class A
Shares sold	1,050,621	716,050	$ 8,574,995	$ 6,452,492
Reinvestment of distributions	7,386	25,165	60,113	225,078
Shares redeemed	(826,248)	(1,381,271)	(6,724,916)	(12,368,618)
Net increase (decrease)	231,759	(640,056)	$ 1,910,192	$ (5,691,048)
Class T
Shares sold	223,720	400,564	$ 1,825,052	$ 3,634,901
Reinvestment of distributions	3,320	14,754	27,039	132,908
Shares redeemed	(195,329)	(553,763)	(1,586,346)	(5,029,354)
Net increase (decrease)	31,711	(138,445)	$ 265,745	$ (1,261,545)
Ultra-Short Bond
Shares sold	5,376,826	14,463,915	$ 43,743,623	$ 130,144,280
Reinvestment of distributions	349,007	2,308,926	2,845,061	20,889,307
Shares redeemed	(17,117,727)	(77,883,469)	(139,442,451)	(708,372,416)
Net increase (decrease)	(11,391,894)	(61,110,628)	$ (92,853,767)	$ (557,338,829)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2009	2008	2009	2008
Institutional Class
Shares sold	91,811	60,495	$ 743,473	$ 554,201
Reinvestment of distributions	213	5,295	1,735	48,480
Shares redeemed	(87,044)	(840,939)	(709,742)	(7,773,834)
Net increase (decrease)	4,980	(775,149)	$ 35,466	$ (7,171,153)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 29, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Abigail P. Johnson, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 172 funds advised by FMR or an affiliate. Ms. Johnson, Mr. Curvey, and Mr. Kenneally oversee 171, 392, and 171 funds, respectively, advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (39)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 30.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,630,986 of distributions paid during the period January 1, 2009 to July 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-UANN-0909
1.804593.105

Item 2. Code of Ethics

As of the end of the period, July 31, 2009, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2018 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2020 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2022 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2024 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2026 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2028 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2030 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2032 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2034 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2036 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2038 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2040 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2042 Fund	$21,000	$-	$4,400	$-

July 31, 2008 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2018 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2020 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2022 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2024 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2026 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2028 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2030 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2032 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2034 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2036 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2038 Fund	$19,000	$-	$4,400	$-
Fidelity Income Replacement 2040 Fund	$19,000	$-	$4,400	$-
Fidelity Income Replacement 2042 Fund	$19,000	$-	$4,400	$-

A Amounts may reflect rounding.

B Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund and Fidelity Income Replacement 2036 Fund commenced operations on August 30, 2007. Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund commenced operations on December 31, 2007.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Ultra-Short Bond Fund (the "Funds"):

Services Billed by PwC

July 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Ginnie Mae Fund	$102,000	$-	$4,400	$5,200
Fidelity Government Income Fund	$88,000	$-	$3,200	$7,700
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,200	$2,600
Fidelity Ultra-Short Bond Fund	$54,000	$-	$2,000	$1,700

July 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Ginnie Mae Fund	$91,000	$-	$3,900	$3,000
Fidelity Government Income Fund	$74,000	$-	$6,000	$5,700
Fidelity Intermediate Government Income Fund	$68,000	$-	$5,100	$1,600
Fidelity Ultra-Short Bond Fund	$92,000	$-	$3,000	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2009A	July 31, 2008A, C
Audit-Related Fees	$815,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

C May include amounts billed prior to the Funds' commencement of operations.

Services Billed by PwC

	July 31, 2009A	July 31, 2008A
Audit-Related Fees	$3,245,000	$1,245,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2009 A	July 31, 2008 A
PwC	$4,035,000	$2,250,000
Deloitte Entities	$1,400,000	$1,135,000B

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 9, 2009